UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-05577

The Glenmede Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

1 Lincoln Street, Floor 8

SFC0805

Boston, MA 02111

(Address of Principal Executive Offices)(Zip Code)

Michael P. Malloy, Esq.

Secretary

Faegre Drinker Biddle & Reath LLP

One Logan Square

Suite 2000

Philadelphia, PA 19103-6996

(Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code: 1-800-442-8299

Date of Fiscal Year End: October 31

Date of Reporting Period: April 30, 2022

Item 1. Reports to Stockholders.

(a)

The Glenmede Fund, Inc.
The Glenmede Portfolios
Semi-Annual Report
April 30, 2022

An investment in a Portfolio is neither insured nor guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency or bank.

The Glenmede Fund, Inc.
The Glenmede Portfolios

1

The Glenmede Fund, Inc.

Shareholder Expenses (Unaudited)
As a shareholder of a Glenmede Portfolio, you incur ongoing costs, including management fees and, for certain classes, shareholder servicing fees and other portfolio expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Glenmede Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.
Unless otherwise noted, the examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2021 to April 30, 2022.
Actual Expenses
The first line under each Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Portfolio under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line under each Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
	Beginning Account Value (November 1, 2021)	Ending Account Value (April 30, 2022)	Annualized Expense Ratio	Expenses Paid During Period* (November 1, 2021 to April 30, 2022)
Quantitative U.S. Large Cap Core Equity Portfolio – Advisor
Actual	$1,000.00	$ 928.00	0.84%	$ 4.02
Hypothetical (5% return less expenses)	1,000.00	1,020.60	0.84	4.21
Quantitative U.S. Large Cap Core Equity Portfolio – Institutional
Actual	1,000.00	929.00	0.64	3.06
Hypothetical (5% return less expenses)	1,000.00	1,021.60	0.64	3.21
Quantitative U.S. Large Cap Growth Equity Portfolio – Advisor
Actual	1,000.00	871.60	0.85	3.94
Hypothetical (5% return less expenses)	1,000.00	1,020.60	0.85	4.26
Quantitative U.S. Large Cap Growth Equity Portfolio – Institutional
Actual	1,000.00	872.80	0.65	3.02
Hypothetical (5% return less expenses)	1,000.00	1,021.60	0.65	3.26
Quantitative U.S. Large Cap Value Equity Portfolio
Actual	1,000.00	983.40	0.85	4.18
Hypothetical (5% return less expenses)	1,000.00	1,020.60	0.85	4.26
Quantitative U.S. Small Cap Equity Portfolio
Actual	1,000.00	924.40	0.85	4.06
Hypothetical (5% return less expenses)	1,000.00	1,020.60	0.85	4.26
Quantitative International Equity Portfolio
Actual	1,000.00	929.60	1.01	4.83
Hypothetical (5% return less expenses)	1,000.00	1,019.80	1.01	5.06
Responsible ESG U.S. Equity Portfolio
Actual	1,000.00	902.60	0.85	4.01
Hypothetical (5% return less expenses)	1,000.00	1,020.60	0.85	4.26
Women in Leadership U.S. Equity Portfolio
Actual	1,000.00	917.90	0.85	4.04
Hypothetical (5% return less expenses)	1,000.00	1,020.60	0.85	4.26
Quantitative U.S. Long/Short Equity Portfolio – Advisor
Actual	1,000.00	1,056.50	2.56	13.05
Hypothetical (5% return less expenses)	1,000.00	1,012.10	2.56	12.77
2

The Glenmede Fund, Inc.

Shareholder Expenses (Unaudited) — (Concluded)
	Beginning Account Value (November 1, 2021)	Ending Account Value (April 30, 2022)	Annualized Expense Ratio	Expenses Paid During Period* (November 1, 2021 to April 30, 2022)
Quantitative U.S. Long/Short Equity Portfolio – Institutional
Actual	$1,000.00	$1,056.20	2.35%	$11.98
Hypothetical (5% return less expenses)	1,000.00	1,013.10	2.35	11.73
Quantitative U.S. Total Market Equity Portfolio
Actual	1,000.00	954.00	1.92	9.30
Hypothetical (5% return less expenses)	1,000.00	1,015.30	1.92	9.59
Strategic Equity Portfolio
Actual	1,000.00	900.50	0.85	4.01
Hypothetical (5% return less expenses)	1,000.00	1,020.60	0.85	4.26
Small Cap Equity Portfolio – Advisor
Actual	1,000.00	956.40	0.94	4.56
Hypothetical (5% return less expenses)	1,000.00	1,020.10	0.94	4.71
Small Cap Equity Portfolio – Institutional
Actual	1,000.00	957.20	0.74	3.59
Hypothetical (5% return less expenses)	1,000.00	1,021.10	0.74	3.71
Equity Income Portfolio
Actual	1,000.00	951.60	0.85	4.11
Hypothetical (5% return less expenses)	1,000.00	1,020.60	0.85	4.26
Secured Options Portfolio – Advisor
Actual	1,000.00	975.10	0.86	4.21
Hypothetical (5% return less expenses)	1,000.00	1,020.50	0.86	4.31
Secured Options Portfolio – Institutional
Actual	1,000.00	976.20	0.66	3.23
Hypothetical (5% return less expenses)	1,000.00	1,021.50	0.66	3.31
Global Secured Options Portfolio
Actual	1,000.00	954.20	1.00	4.85
Hypothetical (5% return less expenses)	1,000.00	1,019.80	1.00	5.01
Core Fixed Income Portfolio
Actual	1,000.00	903.60	0.54	2.55
Hypothetical (5% return less expenses)	1,000.00	1,022.10	0.54	2.71
Short Term Tax Aware Fixed Income Portfolio
Actual	1,000.00	968.40	0.55	2.68
Hypothetical (5% return less expenses)	1,000.00	1,022.10	0.55	2.76
High Yield Municipal Portfolio
Actual	1,000.00	915.40	1.00	4.75
Hypothetical (5% return less expenses)	1,000.00	1,019.80	1.00	5.01

*	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), which is net of fee waivers, and include dividends on securities sold short, interest expense and expense reimbursements, if any, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the calendar year (365 days).
3

The Glenmede Portfolios

Shareholder Expenses (Unaudited)
As a shareholder of the Glenmede Muni Intermediate Portfolio, you incur ongoing costs, including shareholder servicing fees and other portfolio expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Glenmede Muni Intermediate Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2021 to April 30, 2022.
Actual Expenses
The first line under the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for the Portfolio under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line under the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Glenmede Muni Intermediate Portfolio, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Therefore, the second line under the Portfolio in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.
	Beginning Account Value (November 1, 2021)	Ending Account Value (April 30, 2022)	Annualized Expense Ratio	Expenses Paid During Period* (November 1, 2021 to April 30, 2022)
Muni Intermediate Portfolio
Actual	$1,000.00	$ 937.90	0.25%	$1.20
Hypothetical (5% return less expenses)	1,000.00	1,023.60	0.25	1.25

*	Expenses are calculated using the Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the calendar year (365 days).
4

The Glenmede Fund, Inc.

Statements Of Assets And Liabilities
April 30, 2022 — (Unaudited)
	Quantitative U.S. Large Cap Core Equity Portfolio	Quantitative U.S. Large Cap Growth Equity Portfolio	Quantitative U.S. Large Cap Value Equity Portfolio
Assets:
Investments at value[1], 2	$ 1,195,412,360	$ 2,441,488,560	$ 2,444,538
Repurchase agreements at value[1]	2,159,713	10,644,361	6,097
Receivable from Advisor	—	—	3,671
Receivable for securities sold	3,041,838	—	—
Receivable for fund shares sold	295,031	373,477	—
Dividends receivable	1,355,802	706,083	3,924
Securities lending income receivable	—	550	—
Prepaid expenses	41,061	66,605	68
Total assets	1,202,305,805	2,453,279,636	2,458,298
Liabilities:
Obligation to return securities lending collateral	—	199,586	—
Line of credit interest payable	88	80	—
Payable for fund shares redeemed	585,237	1,174,642	—
Payable for Management fees	576,546	1,172,100	1,164
Payable for Directors’ fees	41,720	68,574	64
Payable for Shareholder Servicing fees	188,541	244,169	423
Accrued expenses	179,714	326,525	5,804
Total liabilities	1,571,846	3,185,676	7,455
Net Assets	$1,200,733,959	$2,450,093,960	$ 2,450,843
Net Assets consist of:
Par value ($0.001 of shares outstanding)	$ 44,545	$ 83,631	$ 192
Paid-in capital in excess of par value	764,630,976	1,795,782,222	1,950,368
Total distributable earnings	436,058,438	654,228,107	500,283
Total Net Assets	$1,200,733,959	$2,450,093,960	$ 2,450,843
Shares Outstanding[3]	44,545,178	83,631,435	192,309
Net Asset Value Per Share	$ —	$ —	$ 12.74
Advisor Class — based on net assets of $1,079,184,337 and $1,394,067,195, respectively and shares outstanding of 40,036,540 and 47,588,553, respectively	26.95	29.29	—
Institutional Class — based on net assets of $121,549,622 and $1,056,026,765, respectively and shares outstanding of 4,508,638 and 36,042,882, respectively	26.96	29.30	—
[1] Investments at cost	$ 926,533,529	$ 1,984,939,729	$ 2,069,008
[2] Market value of securities on loan	$ —	$ 39,624,222	$ —
[3] Authorized shares	—	—	80,000,000
Authorized shares - Advisor Class	155,000,000	240,000,000	—
Authorized shares - Institutional Class	155,000,000	140,000,000	—
See Notes to Financial Statements.
5

The Glenmede Fund, Inc.

Statements Of Assets And Liabilities — (Continued)
April 30, 2022 — (Unaudited)
	Quantitative U.S. Small Cap Equity Portfolio	Quantitative International Equity Portfolio	Responsible ESG U.S. Equity Portfolio
Assets:
Investments at value[1], 2	$ 1,461,161	$ 29,056,975	$ 30,108,909
Repurchase agreements at value[1]	12,349	170,416	149,797
Foreign currency[3]	—	4	—
Receivable from Advisor	4,315	10,091	14,558
Dividends receivable	371	109,175	37,741
Securities lending income receivable	7	327	26
Foreign tax reclaims receivable	—	679,882	—
Prepaid expenses	43	1,412	900
Total assets	1,478,246	30,028,282	30,311,931
Liabilities:
Obligation to return securities lending collateral	24,335	733,234	1,002,883
Line of credit interest payable	—	287	—
Payable for fund shares redeemed	—	94,369	34,061
Payable for Management fees	688	18,726	14,023
Payable for Directors’ fees	42	1,783	877
Payable for Shareholder Servicing fees	250	6,242	5,099
Accrued expenses	3,996	15,429	9,409
Total liabilities	29,311	870,070	1,066,352
Net Assets	$ 1,448,935	$ 29,158,212	$29,245,579
Net Assets consist of:
Par value ($0.001 of shares outstanding)	$ 115	$ 2,061	$ 1,721
Paid-in capital in excess of par value	1,174,478	28,451,537	22,223,617
Total distributable earnings	274,342	704,614	7,020,241
Total Net Assets	$ 1,448,935	$ 29,158,212	$29,245,579
Shares Outstanding[4]	115,063	2,061,463	1,721,029
Net Asset Value Per Share	$ 12.59	$ 14.14	$ 16.99
[1] Investments at cost	$ 1,309,536	$ 29,767,261	$ 25,307,908
[2] Market value of securities on loan	$ 35,864	$ 1,372,089	$ 944,089
[3] Foreign currency at cost	$ —	$ 4	$ —
[4] Authorized shares	80,000,000	120,000,000	80,000,000
See Notes to Financial Statements.
6

The Glenmede Fund, Inc.

Statements Of Assets And Liabilities — (Continued)
April 30, 2022 — (Unaudited)
	Women in Leadership U.S. Equity Portfolio	Quantitative U.S. Long/Short Equity Portfolio	Quantitative U.S. Total Market Equity Portfolio
Assets:
Investments at value[1], 2	$ 24,208,717	$ 52,628,355	$ 63,105,872
Repurchase agreements at value[1]	122,941	4,031,090	283,701
Receivable from Advisor	13,821	1,221	1,789
Receivable for fund shares sold	71,035	258	60,993
Dividends receivable	28,654	31,490	29,459
Interest receivable	—	106,884	—
Securities lending income receivable	33	107	12
Cash collateral on deposit at broker (Note 1)	—	35,814,934	—
Prepaid expenses	833	2,187	1,018
Total assets	24,446,034	92,616,526	63,482,844
Liabilities:
Due to custodian	—	4,499	1,522
Obligation to return securities lending collateral	208,553	1,184,340	843,134
Line of credit interest payable	—	62	—
Payable for fund shares redeemed	—	27,790	31,722
Dividend payable on securities sold short	—	33,522	8,583
Payable for securities sold short, at value[3]	—	33,995,672	12,409,076
Payable for Management fees	11,493	156,353	36,261
Payable for Directors’ fees	835	2,788	1,049
Payable for Shareholder Servicing fees	4,179	8,217	8,532
Accrued expenses	9,145	22,480	21,066
Total liabilities	234,205	35,435,723	13,360,945
Net Assets	$24,211,829	$ 57,180,803	$ 50,121,899
Net Assets consist of:
Par value ($0.001 of shares outstanding)	$ 1,660	$ 4,185	$ 2,716
Paid-in capital in excess of par value	19,756,849	36,605,879	33,849,579
Total distributable earnings	4,453,320	20,570,739	16,269,604
Total Net Assets	$24,211,829	$ 57,180,803	$ 50,121,899
Shares Outstanding[4]	1,660,436	4,184,957	2,715,606
Net Asset Value Per Share	$ 14.58	$ —	$ 18.46
Advisor Class — based on net assets of $49,756,105 and shares outstanding of 3,643,550	—	13.66	—
Institutional Class — based on net assets of $7,424,698 and shares outstanding of 541,407	—	13.71	—
[1] Investments at cost	$ 22,017,034	$ 45,900,721	$ 52,658,617
[2] Market value of securities on loan	$ 194,286	$ 1,104,544	$ 1,077,486
[3] Proceeds from securities sold short	$ —	$ 41,109,015	$ 14,210,884
[4] Authorized shares	80,000,000	—	120,000,000
Authorized shares - Advisor Class	—	120,000,000	—
Authorized shares - Institutional Class	—	120,000,000	—
See Notes to Financial Statements.
7

The Glenmede Fund, Inc.

Statements Of Assets And Liabilities — (Continued)
April 30, 2022 — (Unaudited)
	Strategic Equity Portfolio	Small Cap Equity Portfolio	Equity Income Portfolio
Assets:
Investments at value[1], 2	$ 220,993,351	$ 1,411,884,828	$ 21,329,617
Repurchase agreements at value[1]	1,130,279	25,048,891	116,109
Receivable from Advisor	—	—	4,081
Receivable for securities sold	399,617	—	—
Receivable for fund shares sold	—	1,735,606	—
Dividends receivable	201,639	48,942	19,932
Securities lending income receivable	—	1,232	—
Prepaid expenses	7,741	42,372	639
Total assets	222,732,627	1,438,761,871	21,470,378
Liabilities:
Obligation to return securities lending collateral	—	15,421,638	—
Line of credit interest payable	2	3	—
Payable for fund shares redeemed	233,136	701,028	—
Payable for Management fees	107,239	677,155	10,232
Payable for Directors’ fees	7,800	43,815	640
Payable for Shareholder Servicing fees	38,996	147,247	3,720
Accrued expenses	46,460	167,651	9,016
Total liabilities	433,633	17,158,537	23,608
Net Assets	$222,298,994	$1,421,603,334	$21,446,770
Net Assets consist of:
Par value ($0.001 of shares outstanding)	$ 7,719	$ 40,325	$ 1,492
Paid-in capital in excess of par value	98,699,961	1,026,600,508	15,654,505
Total distributable earnings	123,591,314	394,962,501	5,790,773
Total Net Assets	$222,298,994	$1,421,603,334	$21,446,770
Shares Outstanding[3]	7,718,564	40,325,019	1,491,537
Net Asset Value Per Share	$ 28.80	$ —	$ 14.38
Advisor Class — based on net assets of $494,403,444 and shares outstanding of 14,587,302	—	33.89	—
Institutional Class — based on net assets of $927,199,890 and shares outstanding of 25,737,717	—	36.02	—
[1] Investments at cost	$ 113,894,018	$ 1,083,613,760	$ 16,193,116
[2] Market value of securities on loan	$ —	$ 17,528,481	$ —
[3] Authorized shares	150,000,000	—	80,000,000
Authorized shares - Advisor Class	—	180,000,000	—
Authorized shares - Institutional Class	—	135,000,000	—
See Notes to Financial Statements.
8

The Glenmede Fund, Inc.

Statements Of Assets And Liabilities — (Continued)
April 30, 2022 — (Unaudited)
	Secured Options Portfolio	Global Secured Options Portfolio	Core Fixed Income Portfolio
Assets:
Investments at value[1], 2	$ 1,274,119,554	$ 40,487,733	$ 376,087,333
Repurchase agreements at value[1]	9,041,583	1,705,199	13,323,374
Receivable from Advisor	—	10,521	—
Receivable for fund shares sold	275,757	40,394	31,000
Interest receivable	—	—	2,208,601
Securities lending income receivable	—	—	1,707
Cash collateral on deposit at broker (Note 1)	12,303,323	824,484	—
Foreign tax reclaims receivable	—	33,745	—
Prepaid expenses	12,346	411	12,801
Total assets	1,295,752,563	43,102,487	391,664,816
Liabilities:
Payable for securities purchased	—	—	3,507,440
Obligation to return securities lending collateral	—	—	15,719,408
Line of credit interest payable	—	282	—
Payable for fund shares redeemed	266,184	—	378,491
Options written, at value[3]	814,281,200	24,919,695	—
Payable for Management fees	224,567	8,069	109,135
Payable for Directors’ fees	12,707	358	13,315
Payable for Shareholder Servicing fees	14,563	2,934	31,182
Accrued expenses	61,289	10,844	62,385
Total liabilities	814,860,510	24,942,182	19,821,356
Net Assets	$ 480,892,053	$ 18,160,305	$371,843,460
Net Assets consist of:
Par value ($0.001 of shares outstanding)	$ 37,370	$ 3,879	$ 37,394
Paid-in capital in excess of par value	476,131,192	25,531,320	404,619,883
Total distributable earnings	4,723,491	(7,374,894)	(32,813,817)
Total Net Assets	$ 480,892,053	$ 18,160,305	$371,843,460
Shares Outstanding[4]	37,370,173	3,878,770	37,393,850
Net Asset Value Per Share	$ —	$ 4.68	$ 9.94
Advisor Class — based on net assets of $84,780,038 and shares outstanding of 6,658,740	12.73	—	—
Institutional Class — based on net assets of $396,112,015 and shares outstanding of 30,711,433	12.90	—	—
[1] Investments at cost	$ 1,361,018,934	$ 45,426,279	$ 420,573,420
[2] Market value of securities on loan	$ —	$ —	$ 15,344,271
[3] Premiums received from options written	$ 882,736,723	$ 27,223,726	$ —
[4] Authorized shares	—	120,000,000	160,000,000
Authorized shares - Advisor Class	160,000,000	—	—
Authorized shares - Institutional Class	160,000,000	—	—
See Notes to Financial Statements.
9

The Glenmede Fund, Inc.

Statements Of Assets And Liabilities — (Concluded)
April 30, 2022 — (Unaudited)
	Short Term Tax Aware Fixed Income Portfolio	High Yield Municipal Portfolio
Assets:
Investments at value[1], 2	$ 50,930,389	$ 252,160,515
Repurchase agreements at value[1]	2,343,871	—
Cash	—	2,992,860
Receivable from Advisor	4,234	51,096
Receivable for fund shares sold	—	200,000
Interest receivable	592,785	3,269,034
Securities lending income receivable	2,199	—
Prepaid expenses	1,594	8,154
Total assets	53,875,072	258,681,659
Liabilities:
Obligation to return securities lending collateral	514,238	—
Payable for when-issued securities purchased	1,099,772	2,301,227
Payable for fund shares redeemed	641,439	17,397
Payable for Management fees	15,321	140,008
Payable for Directors’ fees	1,650	8,015
Payable for Shareholder Servicing fees	4,377	53,849
Accrued expenses	14,736	47,397
Total liabilities	2,291,533	2,567,893
Net Assets	$51,583,539	$256,113,766
Net Assets consist of:
Par value ($0.001 of shares outstanding)	$ 5,294	$ 25,741
Paid-in capital in excess of par value	53,255,196	267,992,467
Total distributable earnings	(1,676,951)	(11,904,442)
Total Net Assets	$51,583,539	$256,113,766
Shares Outstanding[3]	5,294,030	25,741,218
Net Asset Value Per Share	$ 9.74	$ 9.95
[1] Investments at cost	$ 54,574,359	$ 264,731,316
[2] Market value of securities on loan	$ 499,377	$ —
[3] Authorized shares	80,000,000	80,000,000
See Notes to Financial Statements.
10

The Glenmede Fund, Inc.

Statements Of Operations
For the Six Months Ended April 30, 2022 — (Unaudited)
	Quantitative U.S. Large Cap Core Equity Portfolio	Quantitative U.S. Large Cap Growth Equity Portfolio	Quantitative U.S. Large Cap Value Equity Portfolio
Investment income:
Dividends	$ 11,069,861	$ 12,622,594	$ 30,860
Income from security lending	215	552	4
Total investment income	11,070,076	12,623,146	30,864
Expenses:
Management fees	3,671,709	6,732,799	6,970
Administration, transfer agent and custody fees	231,550	425,807	13,582
Professional fees	114,919	199,865	211
Shareholder report expenses	58,937	188,308	901
Shareholder servicing fees	—	—	2,534
Shareholder servicing fees (Advisor Class)	1,193,335	1,613,022	—
Directors’ fees and expenses	77,753	128,052	137
Interest expense	1,831	5,900	—
Registration and filing fees	25,062	56,326	2,387
Other expenses	97,540	163,960	1,605
Total expenses	5,472,636	9,514,039	28,327
Less expenses waived/reimbursed	—	—	(17,556)
Net expenses	5,472,636	9,514,039	10,771
Net investment income	5,597,440	3,109,107	20,093
Realized and unrealized gain (loss):
Net realized gain on:
Investment transactions	163,806,257	187,388,827	124,462
Net change in unrealized loss of:
Investments	(262,439,348)	(540,527,498)	(185,851)
Net realized and unrealized loss	(98,633,091)	(353,138,671)	(61,389)
Net decrease in net assets resulting from operations	$ (93,035,651)	$(350,029,564)	$ (41,296)
See Notes to Financial Statements.
11

The Glenmede Fund, Inc.

Statements Of Operations — (Continued)
For the Six Months Ended April 30, 2022 — (Unaudited)
	Quantitative U.S. Small Cap Equity Portfolio	Quantitative International Equity Portfolio	Responsible ESG U.S. Equity Portfolio
Investment income:
Dividends[1]	$ 7,880	$ 663,455	$ 289,565
Interest	—	2,014	—
Income from security lending	30	20,376	37
Non-cash income	6,158	—	—
Other income	—	5	—
Total investment income	14,068	685,850	289,602
Expenses:
Management fees	4,257	130,183	87,915
Administration, transfer agent and custody fees	14,583	20,341	21,351
Professional fees	129	2,968	2,708
Shareholder report expenses	871	4,144	1,610
Shareholder servicing fees	1,548	43,394	31,969
Directors’ fees and expenses	86	2,224	1,783
Interest expense	—	982	—
Registration and filing fees	2,384	11,109	17,568
Other expenses	1,584	5,269	3,542
Total expenses	25,442	220,614	168,446
Less expenses waived/reimbursed	(18,863)	(46,055)	(32,578)
Net expenses	6,579	174,559	135,868
Net investment income	7,489	511,291	153,734
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	110,895	2,027,387	2,050,642
Foreign currency transactions	—	(14,995)	—
Net realized gain	110,895	2,012,392	2,050,642
Net change in unrealized loss of:
Investments	(236,031)	(4,811,688)	(5,394,905)
Foreign currency translation	—	(4,638)	—
Net change in unrealized loss	(236,031)	(4,816,326)	(5,394,905)
Net realized and unrealized loss	(125,136)	(2,803,934)	(3,344,263)
Net decrease in net assets resulting from operations	$(117,647)	$(2,292,643)	$(3,190,529)

[1]	The Quantitative U.S. Small Cap Equity Portfolio and the Quantitative International Equity Portfolio had foreign dividend withholding taxes of $35 and $59,140, respectively.
See Notes to Financial Statements.
12

The Glenmede Fund, Inc.

Statements Of Operations — (Continued)
For the Six Months Ended April 30, 2022 — (Unaudited)
	Women in Leadership U.S. Equity Portfolio	Quantitative U.S. Long/Short Equity Portfolio	Quantitative U.S. Total Market Equity Portfolio
Investment income:
Dividends	$ 265,122	$ 571,355	$ 482,556
Income from security lending	139	1,515	123
Total investment income	265,261	572,870	482,679
Expenses:
Management fees	72,200	365,578	259,336
Administration, transfer agent and custody fees	20,782	30,831	24,309
Professional fees	2,247	5,206	3,233
Shareholder report expenses	1,613	5,234	3,501
Shareholder servicing fees	26,254	—	43,223
Shareholder servicing fees (Advisor Class)	—	53,472	—
Dividends on securities sold short	—	302,978	99,698
Directors’ fees and expenses	1,519	3,560	1,996
Interest expense	40	380	—
Short position flex fees	—	95,339	45,746
Registration and filing fees	16,555	29,834	19,256
Other expenses	3,674	13,929	4,015
Total expenses	144,884	906,341	504,313
Less expenses waived/reimbursed	(33,262)	(134,291)	(88,727)
Net expenses	111,622	772,050	415,586
Net investment income (loss)	153,639	(199,180)	67,093
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	2,106,502	6,380,112	3,782,403
Securities sold short	—	(1,231,103)	(35,206)
Net realized gain	2,106,502	5,149,009	3,747,197
Net change in unrealized gain (loss) of:
Investments	(4,474,910)	(8,589,136)	(8,307,528)
Securities sold short	—	7,205,634	1,628,996
Net change in unrealized loss	(4,474,910)	(1,383,502)	(6,678,532)
Net realized and unrealized gain (loss)	(2,368,408)	3,765,507	(2,931,335)
Net increase (decrease) in net assets resulting from operations	$(2,214,769)	$ 3,566,327	$(2,864,242)
See Notes to Financial Statements.
13

The Glenmede Fund, Inc.

Statements Of Operations — (Continued)
For the Six Months Ended April 30, 2022 — (Unaudited)
	Strategic Equity Portfolio	Small Cap Equity Portfolio	Equity Income Portfolio
Investment income:
Dividends	$ 1,465,186	$ 8,994,865	$ 259,839
Income from security lending	—	21,052	—
Total investment income	1,465,186	9,015,917	259,839
Expenses:
Management fees	690,523	4,141,146	62,149
Administration, transfer agent and custody fees	54,564	473,546	16,606
Professional fees	21,309	126,691	1,895
Shareholder report expenses	6,037	177,230	1,323
Shareholder servicing fees	251,099	—	22,600
Shareholder servicing fees (Advisor Class)	—	656,343	—
Shareholder servicing fees (Institutional Class)	—	245,199	—
Directors’ fees and expenses	14,746	82,799	1,249
Interest expense	280	480	—
Registration and filing fees	11,689	50,919	2,860
Other expenses	17,484	104,885	3,160
Total expenses	1,067,731	6,059,238	111,842
Less expenses waived/reimbursed	—	—	(15,793)
Net expenses	1,067,731	6,059,238	96,049
Net investment income	397,455	2,956,679	163,790
Realized and unrealized gain (loss):
Net realized gain on:
Investment transactions	15,578,508	71,086,722	664,306
Net change in unrealized loss of:
Investments	(40,969,812)	(139,867,011)	(1,937,397)
Net realized and unrealized loss	(25,391,304)	(68,780,289)	(1,273,091)
Net decrease in net assets resulting from operations	$(24,993,849)	$ (65,823,610)	$(1,109,301)
See Notes to Financial Statements.
14

The Glenmede Fund, Inc.

Statements Of Operations — (Continued)
For the Six Months Ended April 30, 2022 — (Unaudited)
	Secured Options Portfolio	Global Secured Options Portfolio	Core Fixed Income Portfolio
Investment income:
Dividends	$ 153,552	$ 10,392	$ —
Interest	118,455	4,490	3,984,930
Income from security lending	—	—	6,445
Total investment income	272,007	14,882	3,991,375
Expenses:
Management fees	1,238,838	49,803	704,381
Administration, transfer agent and custody fees	91,982	24,563	85,728
Professional fees	36,503	1,478	33,848
Shareholder report expenses	19,141	1,852	9,602
Shareholder servicing fees	—	18,110	201,252
Shareholder servicing fees (Advisor Class)	88,291	—	—
Directors’ fees and expenses	23,475	898	23,518
Interest expense	—	282	—
Registration and filing fees	31,902	18,036	6,763
Other expenses	34,099	5,899	26,368
Total expenses	1,564,231	120,921	1,091,460
Less expenses waived/reimbursed	—	(30,088)	—
Net expenses	1,564,231	90,833	1,091,460
Net investment income (loss)	(1,292,224)	(75,951)	2,899,915
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	56	(160,881)	(1,454,382)
Written options	17,854,041	513,554	—
Purchased options	(691,139)	(27,291)	—
Net realized gain (loss)	17,162,958	325,382	(1,454,382)
Net change in unrealized gain (loss) of:
Investments	(2,469,200)	(234,040)	(41,218,022)
Written options	114,629,037	4,054,996	—
Purchased options	(139,674,915)	(4,932,387)	—
Net change in unrealized loss	(27,515,078)	(1,111,431)	(41,218,022)
Net realized and unrealized loss	(10,352,120)	(786,049)	(42,672,404)
Net decrease in net assets resulting from operations	$ (11,644,344)	$ (862,000)	$(39,772,489)
See Notes to Financial Statements.
15

The Glenmede Fund, Inc.

Statements Of Operations — (Concluded)
For the Six Months Ended April 30, 2022 — (Unaudited)
	Short Term Tax Aware Fixed Income Portfolio	High Yield Municipal Portfolio
Investment income:
Dividends	$ 9,003	$ —
Interest	315,538	4,715,282
Income from security lending	9,115	—
Total investment income	333,656	4,715,282
Expenses:
Management fees	96,239	890,722
Administration, transfer agent and custody fees	29,557	93,416
Professional fees	4,684	60,094
Shareholder report expenses	1,448	7,587
Shareholder servicing fees	27,497	342,586
Directors’ fees and expenses	3,104	15,575
Interest expense	—	60
Registration and filing fees	3,088	4,040
Other expenses	5,054	19,557
Total expenses	170,671	1,433,637
Less expenses waived/reimbursed	(19,438)	(63,235)
Net expenses	151,233	1,370,402
Net investment income	182,423	3,344,880
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	(229,300)	261,766
Net change in unrealized loss of:
Investments	(1,704,953)	(27,496,537)
Net realized and unrealized loss	(1,934,253)	(27,234,771)
Net decrease in net assets resulting from operations	$(1,751,830)	$(23,889,891)
See Notes to Financial Statements.
16

The Glenmede Fund, Inc.

Statements Of Changes In Net Assets
For the Six Months Ended April 30, 2022 — (Unaudited)
	Quantitative U.S. Large Cap Core Equity Portfolio	Quantitative U.S. Large Cap Growth Equity Portfolio	Quantitative U.S. Large Cap Value Equity Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$ 5,597,440	$ 3,109,107	$ 20,093
Net realized gain on:
Investment transactions	163,806,257	187,388,827	124,462
Net change in unrealized loss of:
Investments	(262,439,348)	(540,527,498)	(185,851)
Net increase (decrease) in net assets resulting from operations	(93,035,651)	(350,029,564)	(41,296)
Distributions from earnings	—	—	(18,615)
Distributions from earnings: Advisor Class	(145,318,594)	(300,425,510)	—
Distributions from earnings: Institutional Class	(19,293,602)	(102,027,464)	—
Net increase in net assets from capital share transactions (See note 5)	37,481,088	869,951,492	23,619
Net increase (decrease) in net assets	(220,166,759)	117,468,954	(36,292)
NET ASSETS:
Beginning of period	1,420,900,718	2,332,625,006	2,487,135
End of period	$1,200,733,959	$2,450,093,960	$2,450,843

For the Year Ended October 31, 2021
	Quantitative U.S. Large Cap Core Equity Portfolio	Quantitative U.S. Large Cap Growth Equity Portfolio	Quantitative U.S. Large Cap Value Equity Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$ 10,678,272	$ 4,403,265	$ 32,610
Net realized gain on:
Investment transactions	174,197,674	472,680,948	192,898
Net change in unrealized gain of:
Investments	303,612,374	383,735,184	531,814
Net increase in net assets resulting from operations	488,488,320	860,819,397	757,322
Distributions from earnings	—	—	(32,775)
Distributions from earnings: Advisor Class	(97,666,788)	(235,473,637)	—
Distributions from earnings: Institutional Class	(13,261,819)	(80,080,381)	—
Net increase (decrease) in net assets from capital share transactions (See note 5)	(195,841,253)	(415,858,062)	175,088
Net increase in net assets	181,718,460	129,407,317	899,635
NET ASSETS:
Beginning of year	1,239,182,258	2,203,217,689	1,587,500
End of year	$1,420,900,718	$2,332,625,006	$2,487,135
See Notes to Financial Statements.
17

The Glenmede Fund, Inc.

Statements Of Changes In Net Assets — (Continued)
For the Six Months Ended April 30, 2022 — (Unaudited)
	Quantitative U.S. Small Cap Equity Portfolio	Quantitative International Equity Portfolio	Responsible ESG U.S. Equity Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$ 7,489	$ 511,291	$ 153,734
Net realized gain (loss) on:
Investment transactions	110,895	2,027,387	2,050,642
Foreign currency transactions	—	(14,995)	—
Net change in unrealized loss of:
Investments	(236,031)	(4,811,688)	(5,394,905)
Foreign currency translations	—	(4,638)	—
Net increase (decrease) in net assets resulting from operations	(117,647)	(2,292,643)	(3,190,529)
Distributions from earnings	(146,186)	(708,410)	(2,942,690)
Net increase (decrease) in net assets from capital share transactions (See note 5)	157,214	(8,909,867)	2,517,436
Net increase (decrease) in net assets	(106,619)	(11,910,920)	(3,615,783)
NET ASSETS:
Beginning of period	1,555,554	41,069,132	32,861,362
End of period	$1,448,935	$ 29,158,212	$29,245,579

For the Year Ended October 31, 2021
	Quantitative U.S. Small Cap Equity Portfolio	Quantitative International Equity Portfolio	Responsible ESG U.S. Equity Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$ 7,572	$ 1,207,251	$ 218,467
Net realized gain on:
Investment transactions	213,765	11,341,780	3,795,554
Foreign currency transactions	—	6,448	—
Net change in unrealized gain (loss) of:
Investments	351,970	2,809,057	6,354,818
Foreign currency translations	—	(578)	—
Net increase in net assets resulting from operations	573,307	15,363,958	10,368,839
Distributions from earnings	(7,665)	(1,099,884)	(218,408)
Net increase (decrease) in net assets from capital share transactions (See note 5)	7,588	(26,497,058)	369,382
Net increase (decrease) in net assets	573,230	(12,232,984)	10,519,813
NET ASSETS:
Beginning of year	982,324	53,302,116	22,341,549
End of year	$1,555,554	$ 41,069,132	$32,861,362
See Notes to Financial Statements.
18

The Glenmede Fund, Inc.

Statements Of Changes In Net Assets — (Continued)
For the Six Months Ended April 30, 2022 — (Unaudited)
	Women in Leadership U.S. Equity Portfolio	Quantitative U.S. Long/Short Equity Portfolio	Quantitative U.S. Total Market Equity Portfolio
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$ 153,639	$ (199,180)	$ 67,093
Net realized gain (loss) on:
Investment transactions	2,106,502	6,380,112	3,782,403
Securities sold short	—	(1,231,103)	(35,206)
Net change in unrealized gain (loss) of:
Investments	(4,474,910)	(8,589,136)	(8,307,528)
Securities sold short	—	7,205,634	1,628,996
Net increase (decrease) in net assets resulting from operations	(2,214,769)	3,566,327	(2,864,242)
Distributions from earnings	(4,605,673)	—	(5,657,705)
Net increase (decrease) in net assets from capital share transactions (See note 5)	3,145,403	(9,642,842)	22,683,258
Net increase (decrease) in net assets	(3,675,039)	(6,076,515)	14,161,311
NET ASSETS:
Beginning of period	27,886,868	63,257,318	35,960,588
End of period	$24,211,829	$57,180,803	$50,121,899

For the Year Ended October 31, 2021
	Women in Leadership U.S. Equity Portfolio	Quantitative U.S. Long/Short Equity Portfolio	Quantitative U.S. Total Market Equity Portfolio
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$ 277,748	$ (598,561)	$ 51,541
Net realized gain (loss) on:
Investment transactions	5,272,363	29,703,100	8,396,277
Securities sold short	—	(16,308,336)	(1,956,213)
Net change in unrealized gain (loss) of:
Investments	3,874,619	4,352,912	11,392,586
Securities sold short	—	(3,831,449)	(1,027,369)
Net increase in net assets resulting from operations	9,424,730	13,317,666	16,856,822
Distributions from earnings	(275,552)	—	(3,468,836)
Net increase (decrease) in net assets from capital share transactions (See note 5)	(2,940,670)	(47,073,424)	(5,874,024)
Net increase (decrease) in net assets	6,208,508	(33,755,758)	7,513,962
NET ASSETS:
Beginning of year	21,678,360	97,013,076	28,446,626
End of year	$27,886,868	$ 63,257,318	$35,960,588
See Notes to Financial Statements.
19

The Glenmede Fund, Inc.

Statements Of Changes In Net Assets — (Continued)
For the Six Months Ended April 30, 2022 — (Unaudited)
	Strategic Equity Portfolio	Small Cap Equity Portfolio	Equity Income Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$ 397,455	$ 2,956,679	$ 163,790
Net realized gain on:
Investment transactions	15,578,508	71,086,722	664,306
Net change in unrealized loss of:
Investments	(40,969,812)	(139,867,011)	(1,937,397)
Net increase (decrease) in net assets resulting from operations	(24,993,849)	(65,823,610)	(1,109,301)
Distributions from earnings	(26,812,157)	—	(1,167,469)
Distributions from earnings: Advisor Class	—	(22,812,635)	—
Distributions from earnings: Institutional Class	—	(41,871,951)	—
Net increase in net assets from capital share transactions (See note 5)	5,457,211	77,268,828	1,427,426
Net increase (decrease) in net assets	(46,348,795)	(53,239,368)	(849,344)
NET ASSETS:
Beginning of period	268,647,789	1,474,842,702	22,296,114
End of period	$222,298,994	$1,421,603,334	$21,446,770

For the Year Ended October 31, 2021
	Strategic Equity Portfolio	Small Cap Equity Portfolio	Equity Income Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$ 977,487	$ 2,042,406	$ 326,851
Net realized gain on:
Investment transactions	28,403,863	279,610,445	1,138,498
Net change in unrealized gain of:
Investments	58,754,619	380,298,133	4,859,788
Net increase in net assets resulting from operations	88,135,969	661,950,984	6,325,137
Distributions from earnings	(13,949,594)	—	(333,966)
Distributions from earnings: Advisor Class	—	(675,464)	—
Distributions from earnings: Institutional Class	—	(2,355,570)	—
Net increase (decrease) in net assets from capital share transactions (See note 5)	(24,985,150)	(423,401,927)	(2,254,877)
Net increase in net assets	49,201,225	235,518,023	3,736,294
NET ASSETS:
Beginning of year	219,446,564	1,239,324,679	18,559,820
End of year	$268,647,789	$1,474,842,702	$22,296,114
See Notes to Financial Statements.
20

The Glenmede Fund, Inc.

Statements Of Changes In Net Assets — (Continued)
For the Six Months Ended April 30, 2022 — (Unaudited)
	Secured Options Portfolio	Global Secured Options Portfolio	Core Fixed Income Portfolio
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$ (1,292,224)	$ (75,951)	$ 2,899,915
Net realized gain (loss) on:
Investment transactions	56	(160,881)	(1,454,382)
Options written	17,854,041	513,554	—
Purchased options	(691,139)	(27,291)	—
Net change in unrealized gain (loss) of:
Investments	(2,469,200)	(234,040)	(41,218,022)
Options written	114,629,037	4,054,996	—
Purchased options	(139,674,915)	(4,932,387)	—
Net increase (decrease) in net assets resulting from operations	(11,644,344)	(862,000)	(39,772,489)
Distributions from earnings	—	(2,244,213)	(4,107,666)
Distributions from earnings: Advisor Class	(10,623,078)	—	—
Distributions from earnings: Institutional Class	(40,390,275)	—	—
Net increase (decrease) in net assets from capital share transactions (See note 5)	112,162,266	4,114,345	(8,788,291)
Net increase (decrease) in net assets	49,504,569	1,008,132	(52,668,446)
NET ASSETS:
Beginning of period	431,387,484	17,152,173	424,511,906
End of period	$ 480,892,053	$18,160,305	$371,843,460

For the Year Ended October 31, 2021
	Secured Options Portfolio	Global Secured Options Portfolio	Core Fixed Income Portfolio
Increase (decrease) in net assets
Operations:
Net investment income (loss)	$ (2,580,041)	$ (128,344)	$ 5,437,783
Net realized gain (loss) on:
Investment transactions	—	17,310	2,358,755
Options written	(222,593,355)	(5,263,761)	—
Purchased options	305,688,495	7,368,696	—
Net change in unrealized gain (loss) of:
Investments	6,590,096	15,767	(16,338,405)
Options Written	(51,954,232)	(1,734,507)	—
Purchased options	68,158,398	2,129,858	—
Net increase (decrease) in net assets resulting from operations	103,309,361	2,405,019	(8,541,867)
Distributions from earnings	—	(425,289)	(14,413,019)
Net increase (decrease) in net assets from capital share transactions (See note 5)	(122,296,786)	5,524,771	10,492,270
Net increase (decrease) in net assets	(18,987,425)	7,504,501	(12,462,616)
NET ASSETS:
Beginning of year	450,374,909	9,647,672	436,974,522
End of year	$ 431,387,484	$17,152,173	$424,511,906
See Notes to Financial Statements.
21

The Glenmede Fund, Inc.

Statements Of Changes In Net Assets — (Concluded)
For the Six Months Ended April 30, 2022 — (Unaudited)
	Short Term Tax Aware Fixed Income Portfolio	High Yield Municipal Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$ 182,423	$ 3,344,880
Net realized gain (loss) on:
Investment transactions	(229,300)	261,766
Net change in unrealized loss of:
Investments	(1,704,953)	(27,496,537)
Net increase (decrease) in net assets resulting from operations	(1,751,830)	(23,889,891)
Distributions from earnings	(178,274)	(5,615,628)
Net increase (decrease) in net assets from capital share transactions (See note 5)	(2,770,447)	3,107,689
Net increase (decrease) in net assets	(4,700,551)	(26,397,830)
NET ASSETS:
Beginning of period	56,284,090	282,511,596
End of period	$51,583,539	$256,113,766

For the Year Ended October 31, 2021
	Short Term Tax Aware Fixed Income Portfolio	High Yield Municipal Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$ 410,158	$ 6,472,008
Net realized gain (loss) on:
Investment transactions	(30,408)	2,179,563
Net change in unrealized gain (loss) of:
Investments	(277,478)	7,807,991
Net increase in net assets resulting from operations	102,272	16,459,562
Distributions from earnings	(450,263)	(6,432,972)
Net increase in net assets from capital share transactions (See note 5)	3,107,433	39,702,451
Net increase in net assets	2,759,442	49,729,041
NET ASSETS:
Beginning of year	53,524,648	232,782,555
End of year	$56,284,090	$282,511,596
See Notes to Financial Statements.
22

The Glenmede Fund, Inc.

Statement Of Cash Flows
For the Six Months Ended April 30, 2022 — (Unaudited)
Quantitative U.S. Long/Short Equity Portfolio
Cash flows from operating activities
Adjustments to reconcile net increase in net assets from operations to net cash provided by (used in) operating activities
Net increase in net assets resulting from operations	$ 3,566,327
Investments purchased	(19,324,021)
Investments sold	27,015,747
Purchases to cover securities sold short	(26,943,408)
Securities sold short	24,041,629
(Purchase)/Sale of short term investments, net	(4,395,763)
Increase in Interest receivable	(106,884)
Increase in Receivable from Investment Advisor	(1,221)
Decrease in Cash collateral on deposit at broker	8,933,509
Decrease in Securities lending income receivable	35
Decrease in Dividends receivable	782
Increase in Prepaid expenses	(1,461)
Increase in Obligation to return securities lending collateral	496,740
Increase in Line of credit interest payable	62
Increase in Dividends payable for securities sold short	16,637
Increase in Payable for Management fees	84,327
Decrease in Payable for Directors’ fees	(38)
Decrease in Payable for Shareholder Servicing fees	(1,473)
Decrease in Accrued expenses	(483)
Net realized gain from investments	(6,380,112)
Net realized loss from securities sold short	1,231,103
Net change in unrealized loss on investments	8,589,136
Net change in unrealized gain on securities sold short	(7,205,634)
Net cash provided by (used in) operating activities	9,615,536
Cash flows from financing activities
Proceeds from shares sold	2,818,659
Payments on shares redeemed	(12,438,694)
Net cash provided by (used in) financing activities	(9,620,035)
Net increase (decrease) in cash	(4,499)
Cash at beginning of period	—
Cash at end of period	$ (4,499)

Supplemental disclosure of cash flow information
Cash paid for interest was $95,339.
The Portfolio did not pay any prime broker fees during the period ended April 30, 2022.
See Notes to Financial Statements.
23

The Glenmede Fund, Inc.

Statement Of Cash Flows — (Concluded)
For the Six Months Ended April 30, 2022 — (Unaudited)
Quantitative U.S. Total Market Equity Portfolio
Cash flows from operating activities
Adjustments to reconcile net decrease in net assets from operations to net cash provided by (used in) operating activities
Net decrease in net assets resulting from operations	$ (2,864,242)
Investments purchased	(35,300,478)
Investments sold	14,475,753
Purchases to cover securities sold short	(7,801,982)
Securities sold short	11,663,093
(Purchase)/Sale of short term investments, net	(622,273)
Increase in Receivable from Investment Advisor	(1,789)
Decrease in Securities lending income receivable	95
Increase in Dividends receivable	(15,063)
Increase in Prepaid expenses	(826)
Increase in Obligation to return securities lending collateral	526,176
Increase in Dividends payable for securities sold short	5,399
Increase in Payable for Management fees	403
Increase in Payable for Directors’ fees	26
Increase in Payable for Shareholder Servicing fees	2,566
Increase in Accrued expenses	1,903
Net realized gain from investments	(3,782,403)
Net realized loss from securities sold short	35,206
Net change in unrealized loss on investments	8,307,528
Net change in unrealized gain on securities sold short	(1,628,996)
Net cash provided by (used in) operating activities	(16,999,904)
Cash flows from financing activities
Proceeds from shares sold	21,563,075
Payments on shares redeemed	(4,388,428)
Cash distributions paid	(176,265)
Net cash provided by (used in) financing activities	16,998,382
Net increase (decrease) in cash	(1,522)
Cash at beginning of period	—
Cash at end of period	$ (1,522)

Supplemental disclosure of cash flow information
Cash paid for interest was $45,746.
Non-cash financing activities not included herein consist of a reinvestment of dividends of $5,481,440.
The Portfolio did not pay any prime broker fees during the period ended April 30, 2022.
See Notes to Financial Statements.
24

The Glenmede Fund, Inc.

Financial Highlights
For a share outstanding throughout each year
	Quantitative U.S. Large Cap Core Equity Portfolio Advisor Shares
	For the Period Ended April 30, 2022[1,2]	For The Year Ended October 31,
		2021 [2]	2020 [2]	2019 [2]	2018 [2]	2017
Net asset value, beginning of period	$ 32.97	$ 24.99	$ 26.89	$ 27.88	$ 28.08	$ 22.36
Income from investment operations:
Net investment income	0.12	0.23	0.29	0.35	0.29	0.23
Net realized and unrealized gain (loss) on investments	(2.21)	10.15	(0.73)	1.18	0.95	5.72
Total from investment operations	(2.09)	10.38	(0.44)	1.53	1.24	5.95
Distributions to shareholders from:
Net investment income	(0.13)	(0.24)	(0.29)	(0.35)	(0.28)	(0.23)
Net realized capital gains	(3.80)	(2.16)	(1.17)	(2.17)	(1.16)	—
Total distributions	(3.93)	(2.40)	(1.46)	(2.52)	(1.44)	(0.23)
Net asset value, end of period	$ 26.95	$ 32.97	$ 24.99	$ 26.89	$ 27.88	$ 28.08
Total return	(7.20)% [3]	43.77%	(1.90)%	6.42%	4.42%	26.74%
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$1,079,184	$1,255,795	$1,066,153	$1,674,687	$2,075,264	$2,124,803
Ratio of operating expenses to average net assets	0.84% [4,5]	0.85% [5]	0.87%	0.86%	0.85%	0.86%
Ratio of net investment income to average net assets	0.82% [4]	0.75%	1.15%	1.32%	1.02%	0.94%
Portfolio turnover rate[6]	32% [3]	41%	66%	80%	71%	62%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Not annualized.
[4]	Annualized.
[5]	The ratio of operating expenses excluding interest expense was 0.84% for the period ended April 30, 2022 and 0.85% for the year ended October 31, 2021.
[6]	Portfolio turnover is calculated at the fund level.

See Notes to Financial Statements.
25

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Quantitative U.S. Large Cap Core Equity Portfolio Institutional Shares
	For the Period Ended April 30, 2022[1,2]	For The Year Ended October 31,
		2021 [2]	2020 [2]	2019 [2]	2018	2017
Net asset value, beginning of period	$ 32.98	$ 24.99	$ 26.91	$ 27.89	$ 28.09	$ 22.37
Income from investment operations:
Net investment income	0.15	0.29	0.34	0.40	0.34	0.27
Net realized and unrealized gain (loss) on investments	(2.21)	10.16	(0.75)	1.20	0.95	5.73
Total from investment operations	(2.06)	10.45	(0.41)	1.60	1.29	6.00
Distributions to shareholders from:
Net investment income	(0.16)	(0.30)	(0.34)	(0.41)	(0.33)	(0.28)
Net realized capital gains	(3.80)	(2.16)	(1.17)	(2.17)	(1.16)	—
Total distributions	(3.96)	(2.46)	(1.51)	(2.58)	(1.49)	(0.28)
Net asset value, end of period	$ 26.96	$ 32.98	$ 24.99	$ 26.91	$ 27.89	$ 28.09
Total return	(7.10)% [3]	44.10%	(1.75)%	6.68%	4.61%	26.96%
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$121,550	$165,106	$173,029	$673,825	$767,117	$549,352
Ratio of operating expenses to average net assets	0.64% [4,5]	0.65% [5]	0.67%	0.66%	0.65%	0.66%
Ratio of net investment income to average net assets	1.02% [4]	0.96%	1.32%	1.52%	1.22%	1.12%
Portfolio turnover rate[6]	32% [3]	41%	66%	80%	71%	62%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Not annualized.
[4]	Annualized.
[5]	The ratio of operating expenses excluding interest expense was 0.64% for the period ended April 30, 2022 and 0.65% for the year ended October 31, 2021.
[6]	Portfolio turnover is calculated at the fund level.

See Notes to Financial Statements.
26

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Quantitative U.S. Large Cap Growth Equity Portfolio Advisor Shares
	For the Period Ended April 30, 2022[1,2]	For The Year Ended October 31,
		2021 [1]	2020 [1]	2019 [1]	2018	2017
Net asset value, beginning of period	$ 40.64	$ 32.02	$ 33.08	$ 32.52	$ 31.54	$ 24.76
Income from investment operations:
Net investment income	0.03	0.05	0.12	0.16	0.16	0.16
Net realized and unrealized gain (loss) on investments	(4.31)	13.33	3.19	4.86	1.58	6.77
Total from investment operations	(4.28)	13.38	3.31	5.02	1.74	6.93
Distributions to shareholders from:
Net investment income	(0.03)	(0.05)	(0.14)	(0.15)	(0.17)	(0.15)
Net realized capital gains	(7.04)	(4.71)	(4.23)	(4.31)	(0.59)	—
Total distributions	(7.07)	(4.76)	(4.37)	(4.46)	(0.76)	(0.15)
Net asset value, end of period	$ 29.29	$ 40.64	$ 32.02	$ 33.08	$ 32.52	$ 31.54
Total return	(12.84)% [3]	46.17%	10.68%	18.50%	5.53%	28.05%
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$1,394,067	$1,751,370	$1,659,543	$2,237,727	$2,660,858	$3,076,616
Ratio of operating expenses to average net assets	0.85% [4,5]	0.85% [5]	0.88%	0.86%	0.85%	0.86%
Ratio of net investment income to average net assets	0.19% [4]	0.15%	0.40%	0.53%	0.44%	0.56%
Portfolio turnover rate[6]	37% [3]	49%	69%	80%	63%	69%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[2]	Unaudited.
[3]	Not annualized.
[4]	Annualized.
[5]	The ratio of operating expenses excluding interest expense was 0.85% for the period ended April 30, 2022 and 0.85% for the year ended October 31, 2021.
[6]	Portfolio turnover is calculated at the fund level.

See Notes to Financial Statements.
27

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Quantitative U.S. Large Cap Growth Equity Portfolio Institutional Shares
	For the Period Ended April 30, 2022[1,2]	For The Year Ended October 31,
		2021 [2]	2020 [2]	2019 [2]	2018	2017
Net asset value, beginning of period	$ 40.64	$ 32.02	$ 33.09	$ 32.53	$ 31.55	$ 24.77
Income from investment operations:
Net investment income	0.06	0.12	0.19	0.21	0.21	0.18
Net realized and unrealized gain (loss) on investments	(4.29)	13.34	3.18	4.88	1.59	6.80
Total from investment operations	(4.23)	13.46	3.37	5.09	1.80	6.98
Distributions to shareholders from:
Net investment income	(0.07)	(0.13)	(0.21)	(0.22)	(0.23)	(0.20)
Net realized capital gains	(7.04)	(4.71)	(4.23)	(4.31)	(0.59)	—
Total distributions	(7.11)	(4.84)	(4.44)	(4.53)	(0.82)	(0.20)
Net asset value, end of period	$ 29.30	$ 40.64	$ 32.02	$ 33.09	$ 32.53	$ 31.55
Total return	(12.72)% [3]	46.47%	10.89%	18.74%	5.74%	28.28%
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$1,056,027	$581,255	$543,675	$1,250,995	$746,030	$860,416
Ratio of operating expenses to average net assets	0.65% [4,5]	0.65% [5]	0.68%	0.66%	0.65%	0.66%
Ratio of net investment income to average net assets	0.37% [4]	0.34%	0.62%	0.69%	0.64%	0.66%
Portfolio turnover rate[6]	37% [3]	49%	69%	80%	63%	69%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Not annualized.
[4]	Annualized.
[5]	The ratio of operating expenses excluding interest expense was 0.65% for the period ended April 30, 2022 and 0.65% for the year ended October 31, 2021.
[6]	Portfolio turnover is calculated at the fund level.

See Notes to Financial Statements.
28

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Quantitative U.S. Large Cap Value Equity Portfolio
	For the Period Ended April 30, 2022[2,3]	For The Year Ended October 31,			For the Period November 13, 2017[1] through October 31, 2018
		2021 [3]	2020 [3]	2019 [3]
Net asset value, beginning of period	$13.05	$ 9.03	$ 10.29	$ 9.82	$10.00
Income from investment operations:
Net investment income	0.10	0.18	0.20	0.21	0.14
Net realized and unrealized gain (loss) on investments	(0.31)	4.02	(1.26)	0.49	(0.20)
Total from investment operations	(0.21)	4.20	(1.06)	0.70	(0.06)
Distributions to shareholders from:
Net investment income	(0.10)	(0.18)	(0.20)	(0.23)	(0.12)
Total distributions	(0.10)	(0.18)	(0.20)	(0.23)	(0.12)
Net asset value, end of period	$12.74	$13.05	$ 9.03	$10.29	$ 9.82
Total return[4]	(1.66)% [5]	46.66%	(10.19)%	7.33%	(0.69)% [5]
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$2,451	$2,487	$ 1,588	$2,040	$1,092
Ratio of operating expenses before waiver/reimbursement to average net assets	2.24% [6]	2.45%	2.66%	3.20%	6.52% [6]
Ratio of operating expenses after waiver/reimbursement to average net assets	0.85% [6]	0.85%	0.85%	0.89%	1.00% [6]
Ratio of net investment income to average net assets	1.59% [6]	1.48%	2.15%	2.08%	1.36% [6]
Portfolio turnover rate	34% [5]	68%	95%	77%	61% [7]

[1]	Commencement of operations.
[2]	Unaudited.
[3]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[4]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[5]	Not annualized.
[6]	Annualized.
[7]	Calculations represent portfolio turnover for the Portfolio for the period of November 13, 2017 through October 31, 2018.

See Notes to Financial Statements.
29

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Quantitative U.S. Small Cap Equity Portfolio
	For the Period Ended April 30, 2022[2,3]	For The Year Ended October 31,			For the Period November 13, 2017[1] through October 31, 2018
		2021 [3]	2020 [3]	2019 [3]
Net asset value, beginning of period	$15.05	$ 9.55	$10.39	$10.25	$10.00
Income from investment operations:
Net investment income	0.07	0.07	0.06	0.05	0.05
Net realized and unrealized gain (loss) on investments	(1.11)	5.50	(0.82)	0.17	0.24
Total from investment operations	(1.04)	5.57	(0.76)	0.22	0.29
Distributions to shareholders from:
Net investment income	(0.08)	(0.07)	(0.08)	(0.08)	(0.04)
Net realized capital gains	(1.34)	—	—	—	—
Total distributions	(1.42)	(0.07)	(0.08)	(0.08)	(0.04)
Net asset value, end of period	$12.59	$15.05	$ 9.55	$10.39	$10.25
Total return[4]	(7.56)% [5]	58.45%	(7.37)%	2.19%	2.85% [5]
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$1,449	$1,556	$ 982	$1,061	$1,074
Ratio of operating expenses before waiver/reimbursement to average net assets	3.29% [6]	3.45%	4.63%	4.12%	6.48% [6]
Ratio of operating expenses after waiver/reimbursement to average net assets	0.85% [6]	0.85%	0.85%	0.90%	1.00% [6]
Ratio of net investment income to average net assets	0.97% [6]	0.53%	0.65%	0.53%	0.44% [6]
Portfolio turnover rate	45% [5]	84%	101%	133%	80% [7]

[1]	Commencement of operations.
[2]	Unaudited.
[3]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[4]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[5]	Not annualized.
[6]	Annualized.
[7]	Calculations represent portfolio turnover for the Portfolio for the period of November 13, 2017 through October 31, 2018.

See Notes to Financial Statements.
30

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Quantitative International Equity Portfolio
	For the Period Ended April 30, 2022[1,2]	For The Year Ended October 31,
		2021 [2]	2020 [2]	2019 [2]	2018	2017 [2]
Net asset value, beginning of period	$ 15.54	$ 12.05	$ 13.97	$ 13.26	$ 15.16	$ 12.76
Income from investment operations:
Net investment income	0.22	0.36	0.26	0.39	0.29	0.25
Net realized and unrealized gain (loss) on investments	(1.30)	3.48	(1.79)	0.73	(1.90)	2.41
Total from investment operations	(1.08)	3.84	(1.53)	1.12	(1.61)	2.66
Distributions to shareholders from:
Net investment income	(0.32)	(0.35)	(0.37)	(0.41)	(0.29)	(0.26)
Net return of capital	—	—	(0.02)	—	—	—
Total distributions	(0.32)	(0.35)	(0.39)	(0.41)	(0.29)	(0.26)
Net asset value, end of period	$ 14.14	$ 15.54	$ 12.05	$ 13.97	$ 13.26	$ 15.16
Total return[3]	(7.04)% [4]	31.96%	(11.10)%	8.60%	(10.80)%	20.96%
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$29,158	$41,069	$53,302	$205,629	$387,188	$461,686
Ratio of operating expenses before waiver/reimbursement to average net assets	1.27% [5]	1.19%	1.15%	1.10%	1.07%	1.06%
Ratio of operating expenses after waiver/reimbursement to average net assets	1.01% [5,6]	1.00% [6]	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets	2.95% [5]	2.40%	1.99%	2.90%	1.90%	1.82%
Portfolio turnover rate	46% [4]	79%	76%	93%	78%	75%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[4]	Not annualized.
[5]	Annualized.
[6]	The ratio of operating expenses after waiver/reimbursement excluding interest expense was 1.00% for the period ended April 30, 2022 and 1.00% for the year ended October 31, 2021.

See Notes to Financial Statements.
31

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Responsible ESG U.S. Equity Portfolio
	For the Period Ended April 30, 2022[1,2]	For The Year Ended October 31,
		2021 [2]	2020 [2]	2019 [2]	2018	2017
Net asset value, beginning of period	$ 20.71	$ 14.26	$ 14.34	$ 14.12	$ 13.61	$ 10.84
Income from investment operations:
Net investment income	0.09	0.14	0.15	0.16	0.11	0.09
Net realized and unrealized gain (loss) on investments	(1.96)	6.45	(0.02)	0.74	0.57	2.77
Total from investment operations	(1.87)	6.59	0.13	0.90	0.68	2.86
Distributions to shareholders from:
Net investment income	(0.09)	(0.14)	(0.15)	(0.17)	(0.11)	(0.09)
Net realized capital gains	(1.76)	—	(0.06)	(0.51)	(0.06)	—
Total distributions	(1.85)	(0.14)	(0.21)	(0.68)	(0.17)	(0.09)
Net asset value, end of period	$ 16.99	$ 20.71	$ 14.26	$ 14.34	$ 14.12	$ 13.61
Total return[3]	(9.74)% [4]	46.31%	0.87%	6.78%	5.01%	26.42%
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$29,246	$32,861	$22,342	$23,231	$21,746	$13,589
Ratio of operating expenses before waiver/reimbursement to average net assets	1.05% [5]	1.05%	1.05%	1.07%	1.09%	1.23%
Ratio of operating expenses after waiver/reimbursement to average net assets	0.85% [5]	0.85%	0.85%	0.90%	1.00%	1.00%
Ratio of net investment income to average net assets	0.96% [5]	0.74%	1.02%	1.17%	0.87%	0.75%
Portfolio turnover rate	45% [4]	74%	88%	102%	61%	54%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[4]	Not annualized.
[5]	Annualized.

See Notes to Financial Statements.
32

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Women in Leadership U.S. Equity Portfolio
	For the Period Ended April 30, 2022[1,2]	For The Year Ended October 31,
		2021 [2]	2020 [2]	2019 [2]	2018 [2]	2017
Net asset value, beginning of period	$ 19.27	$ 13.52	$ 13.98	$ 13.34	$ 13.10	$ 10.65
Income from investment operations:
Net investment income	0.10	0.18	0.16	0.15	0.12	0.11
Net realized and unrealized gain (loss) on investments	(1.45)	5.75	(0.47)	1.08	0.32	2.45
Total from investment operations	(1.35)	5.93	(0.31)	1.23	0.44	2.56
Distributions to shareholders from:
Net investment income	(0.10)	(0.18)	(0.15)	(0.15)	(0.11)	(0.11)
Net realized capital gains	(3.24)	—	—	(0.44)	(0.09)	—
Total distributions	(3.34)	(0.18)	(0.15)	(0.59)	(0.20)	(0.11)
Net asset value, end of period	$ 14.58	$ 19.27	$ 13.52	$ 13.98	$ 13.34	$ 13.10
Total return[3]	(8.21)% [4]	43.94%	(2.15)%	9.75%	3.36%	24.11%
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$24,212	$27,887	$21,678	$21,047	$18,974	$11,853
Ratio of operating expenses before waiver/reimbursement to average net assets	1.10% [5]	1.04%	1.08%	1.11%	1.11%	1.28%
Ratio of operating expenses after waiver/reimbursement to average net assets	0.85% [5,6]	0.85% [6]	0.85%	0.90%	1.00%	1.00%
Ratio of net investment income to average net assets	1.17% [5]	1.01%	1.19%	1.14%	0.88%	0.88%
Portfolio turnover rate	49% [4]	81%	105%	89%	81%	70%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[4]	Not annualized.
[5]	Annualized.
[6]	The ratio of operating expenses after waiver/reimbursement excluding interest expense was 0.85% for the period ended April 30, 2022 and 0.85% for the year ended October 31, 2021.

See Notes to Financial Statements.
33

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Quantitative U.S. Long/Short Equity Portfolio Advisor Shares
	For the Period Ended April 30, 2022[1,2]	For The Year Ended October 31,
		2021 [1]	2020 [1]	2019 [1]	2018 [1]	2017 [1]
Net asset value, beginning of period	$ 12.93	$ 11.05	$ 11.90	$ 12.55	$ 12.86	$ 11.39
Income from investment operations:
Net investment income (loss)	(0.05)	(0.10)	(0.07)	0.11	0.03	(0.05)
Net realized and unrealized gain (loss) on investments	0.78	1.98	(0.77)	(0.65)	(0.34)	1.52
Total from investment operations	0.73	1.88	(0.84)	(0.54)	(0.31)	1.47
Distributions to shareholders from:
Net investment income	—	—	—	(0.11)	—	—
Net return of capital	—	—	(0.01)	—	—	—
Total distributions	—	—	(0.01)	(0.11)	—	—
Net asset value, end of period	$ 13.66	$ 12.93	$ 11.05	$ 11.90	$ 12.55	$ 12.86
Total return[3]	5.65% [4]	17.01%	(7.07)%	(4.33)%	(2.41)%	12.91%
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$49,756	$56,002	$96,702	$247,209	$333,806	$300,784
Ratio of operating expenses before waiver/reimbursement to average net assets	3.00% [5]	2.88%	2.99%	2.78%	2.61%	2.77%
Ratio of operating expenses after waiver/reimbursement to average net assets[6]	2.56% [5]	2.51%	2.63%	2.43%	2.26%	2.42%
Ratio of net investment income (loss) to average net assets	(0.68)% [5]	(0.78)%	(0.59)%	0.91%	0.24%	(0.43)%
Portfolio turnover rate[7,8]	47% [4]	115%	133%	108%	84%	65%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[2]	Unaudited.
[3]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[4]	Not annualized.
[5]	Annualized.
[6]	The ratio of operating expenses after waiver/reimbursement excluding interest expense, dividends on securities sold short and flex fees was 1.25% for the period ended April 30, 2022 and 1.25%, 1.25%, 1.21%, 1.15% and 1.15% for the years ended October 31, 2021, 2020, 2019, 2018 and 2017, respectively.
[7]	Portfolio turnover is calculated at the fund level.
[8]	The calculation of the portfolio turnover rate reflects the absolute value of the long and short positions.

See Notes to Financial Statements.
34

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Quantitative U.S. Long/Short Equity Portfolio Institutional Shares
	For the Period Ended April 30, 2022[2,3]	For The Year Ended October 31,		For the Period September 13, 2019[1] through October 31, 2019[2]
		2021 [2]	2020 [2]
Net asset value, beginning of period	$12.97	$11.07	$11.89	$12.00
Income from investment operations:
Net investment income (loss)	(0.03)	(0.03)	(0.10)	0.01
Net realized and unrealized gain (loss) on investments	0.77	1.93	(0.71)	(0.08)
Total from investment operations	0.74	1.90	(0.81)	(0.07)
Distributions to shareholders from:
Net investment income	—	—	—	(0.04)
Net return of capital	—	—	(0.01)	—
Total distributions	—	—	(0.01)	(0.04)
Net asset value, end of period	$13.71	$12.97	$11.07	$11.89
Total return[4]	5.62% [5]	17.16% [6]	(6.78)%	(0.62)% [5]
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$7,425	$7,255	$ 311	$ 16
Ratio of operating expenses before waiver/reimbursement to average net assets	2.80% [7]	3.88%	2.59%	2.36% [7]
Ratio of operating expenses after waiver/reimbursement to average net assets[8]	2.35% [7]	3.52%	2.23%	2.01% [7]
Ratio of net investment income (loss) to average net assets	(0.48)% [7]	(0.27)%	(0.89)%	0.36% [7]
Portfolio turnover rate[9,10]	47% [5]	115%	133%	108%

[1]	Shareholder activity commenced on September 13, 2019.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Unaudited.
[4]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[5]	Not annualized.
[6]	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions as shown in the management discussion and analysis and as otherwise reported to shareholders.
[7]	Annualized.
[8]	The ratio of operating expenses after waiver/reimbursement excluding interest expenses, dividends on securities sold short and flex fees was 1.05% for the period ended April 30, 2022, 1.05% and 1.05% for the year ended October 31, 2021 and October 31, 2020, respectively and 1.01% for the period ended October 31, 2019.
[9]	Portfolio turnover is calculated at the fund level.
[10]	The calculation of the portfolio turnover rate reflects the absolute value of the long and short positions.

See Notes to Financial Statements.
35

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Quantitative U.S. Total Market Equity Portfolio
	For the Period Ended April 30, 2022[1,2]	For The Year Ended October 31,
		2021 [2]	2020 [2]	2019 [2]	2018	2017
Net asset value, beginning of period	$ 22.90	$ 15.34	$ 17.88	$ 18.85	$ 18.88	$ 14.65
Income from investment operations:
Net investment income	0.01	0.03	0.07	0.11	0.07	0.04
Net realized and unrealized gain (loss) on investments	(0.89)	9.45	(1.52)	0.49	0.51	4.23
Total from investment operations	(0.88)	9.48	(1.45)	0.60	0.58	4.27
Distributions to shareholders from:
Net investment income	(0.05)	(0.03)	(0.11)	(0.11)	(0.06)	(0.04)
Net realized capital gains	(3.51)	(1.89)	(0.98)	(1.46)	(0.55)	—
Total distributions	(3.56)	(1.92)	(1.09)	(1.57)	(0.61)	(0.04)
Net asset value, end of period	$ 18.46	$ 22.90	$ 15.34	$ 17.88	$ 18.85	$ 18.88
Total return[3]	(4.60)% [4]	66.37%	(8.82)%	4.11%	3.01%	29.18%
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$50,122	$35,961	$28,447	$67,923	$90,610	$74,267
Ratio of operating expenses before waiver/reimbursement to average net assets	2.33% [5]	2.23%	2.56%	2.48%	2.31%	2.40%
Ratio of operating expenses after waiver/reimbursement to average net assets[6]	1.92% [5]	1.83%	2.06%	2.07%	1.96%	2.05%
Ratio of net investment income to average net assets	0.31% [5]	0.15%	0.45%	0.60%	0.37%	0.24%
Portfolio turnover rate[7]	40% [4]	71%	98%	92%	82%	70%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[4]	Not annualized.
[5]	Annualized.
[6]	The ratio of operating expenses after waiver/reimbursement excluding interest expense, dividends on securities sold short and flex fees was 1.25% for the period ended April 30, 2022 and 1.25%, 1.25%, 1.25%, 1.25% and 1.23% for the years ended October 31, 2021, 2020, 2019, 2018 and 2017, respectively.
[7]	The calculation of the portfolio turnover rate reflects the absolute value of the long and short positions.
See Notes to Financial Statements.
36

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Strategic Equity Portfolio
	For the Period Ended April 30, 2022[1,2]	For The Year Ended October 31,
		2021 [2]	2020 [2]	2019 [2]	2018	2017
Net asset value, beginning of period	$ 35.56	$ 26.43	$ 27.22	$ 24.30	$ 24.90	$ 20.94
Income from investment operations:
Net investment income	0.05	0.12	0.21	0.23	0.20	0.19
Net realized and unrealized gain (loss) on investments	(3.21)	10.73	(0.25)	3.22	1.07	5.35
Total from investment operations	(3.16)	10.85	(0.04)	3.45	1.27	5.54
Distributions to shareholders from:
Net investment income	(0.05)	(0.13)	(0.22)	(0.23)	(0.20)	(0.19)
Net realized capital gains	(3.55)	(1.59)	(0.53)	(0.30)	(1.67)	(1.39)
Total distributions	(3.60)	(1.72)	(0.75)	(0.53)	(1.87)	(1.58)
Net asset value, end of period	$ 28.80	$ 35.56	$ 26.43	$ 27.22	$ 24.30	$ 24.90
Total return	(9.95)% [3]	42.57%	(0.18)%	14.51%	5.14%	27.83%
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$222,299	$268,648	$219,447	$269,033	$226,032	$209,339
Ratio of operating expenses to average net assets	0.85% [4,5]	0.85%	0.86%	0.84%	0.83%	0.82%
Ratio of net investment income to average net assets	0.32% [5]	0.38%	0.79%	0.89%	0.79%	0.84%
Portfolio turnover rate	8% [3]	14%	19%	19%	6%	15%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Not annualized.
[4]	The ratio of operating expenses excluding interest expense was 0.85% for the period ended April 30, 2022.
[5]	Annualized.

See Notes to Financial Statements.
37

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Small Cap Equity Portfolio Advisor Shares
	For the Period Ended April 30, 2022[1,2]	For The Year Ended October 31,
		2021 [1]	2020 [1]	2019 [1]	2018	2017
Net asset value, beginning of period	$ 37.06	$ 23.23	$ 23.66	$ 28.82	$ 32.13	$ 25.61
Income from investment operations:
Net investment income (loss)	0.05	—	0.02	0.05	0.02	(0.01)
Net realized and unrealized gain (loss) on investments	(1.60)	13.87	(0.41)	(1.04)	(0.10)	7.07
Total from investment operations	(1.55)	13.87	(0.39)	(0.99)	(0.08)	7.06
Distributions to shareholders from:
Net investment income	(0.06)	(0.04)	(0.04)	(0.07)	(0.02)	(0.02)
Net realized capital gains	(1.56)	—	—	(4.09)	(3.21)	(0.52)
Net return of capital	—	—	(0.00) [3]	(0.01)	—	—
Total distributions	(1.62)	(0.04)	(0.04)	(4.17)	(3.23)	(0.54)
Net asset value, end of period	$ 33.89	$ 37.06	$ 23.23	$ 23.66	$ 28.82	$ 32.13
Total return	(4.36)% [4]	59.75%	(1.63)%	(2.61)%	(0.58)%	27.84%
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$494,403	$530,401	$403,309	$761,813	$1,390,136	$1,574,979
Ratio of operating expenses to average net assets	0.94% [5,6]	0.92% [6]	0.94%	0.93%	0.90%	0.90%
Ratio of net investment income (loss) to average net assets	0.26% [5]	0.01%	0.11%	0.21%	0.07%	(0.04)%
Portfolio turnover rate[7]	15% [4]	41%	36%	54%	44%	63%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[2]	Unaudited.
[3]	Amount rounds to less than $0.01 per share.
[4]	Not annualized.
[5]	Annualized.
[6]	The ratio of operating expenses excluding interest expense was 0.94% for the period ended April 30, 2022 and 0.92% for the year ended October 31, 2021.
[7]	Portfolio turnover is calculated at the fund level.

See Notes to Financial Statements.
38

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Small Cap Equity Portfolio Institutional Shares
	For the Period Ended April 30, 2022[1,2]	For The Year Ended October 31,
		2021 [2]	2020 [2]	2019 [2]	2018	2017
Net asset value, beginning of period	$ 39.29	$ 24.61	$ 25.07	$ 30.25	$ 33.54	$ 26.67
Income from investment operations:
Net investment income	0.09	0.08	0.07	0.10	0.09	0.05
Net realized and unrealized gain (loss) on investments	(1.71)	14.68	(0.44)	(1.06)	(0.10)	7.37
Total from investment operations	(1.62)	14.76	(0.37)	(0.96)	(0.01)	7.42
Distributions to shareholders from:
Net investment income	(0.09)	(0.08)	(0.09)	(0.12)	(0.07)	(0.03)
Net realized capital gains	(1.56)	—	—	(4.09)	(3.21)	(0.52)
Net return of capital	—	—	(0.00) [3]	(0.01)	—	—
Total distributions	(1.65)	(0.08)	(0.09)	(4.22)	(3.28)	(0.55)
Net asset value, end of period	$ 36.02	$ 39.29	$ 24.61	$ 25.07	$ 30.25	$ 33.54
Total return	(4.28)% [4]	60.04%	(1.44)%	(2.38)%	(0.36)%	28.10%
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$927,200	$944,442	$836,015	$1,279,693	$2,131,461	$1,879,657
Ratio of operating expenses to average net assets	0.74% [5,6]	0.72% [6]	0.74%	0.73%	0.70%	0.70%
Ratio of net investment income to average net assets	0.47% [5]	0.22%	0.29%	0.39%	0.27%	0.16%
Portfolio turnover rate[7]	15% [4]	41%	36%	54%	44%	63%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Amount rounds to less than $0.01 per share.
[4]	Not annualized.
[5]	Annualized.
[6]	The ratio of operating expenses excluding interest expense was 0.74% for the period ended April 30, 2022 and 0.72% for the year ended October 31, 2021.
[7]	Portfolio turnover is calculated at the fund level.

See Notes to Financial Statements.
39

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Equity Income Portfolio
	For the Period Ended April 30, 2022[2,3]	For The Year Ended October 31,				For the Period December 21, 2016[1] through October 31, 2017[3]
		2021 [3]	2020 [3]	2019 [3]	2018
Net asset value, beginning of period	$ 15.92	$ 11.88	$ 12.22	$ 11.15	$ 11.06	$ 10.00
Income from investment operations:
Net investment income	0.11	0.22	0.26	0.25	0.22	0.16
Net realized and unrealized gain (loss) on investments	(0.83)	4.05	(0.32)	1.33	0.09	1.01
Total from investment operations	(0.72)	4.27	(0.06)	1.58	0.31	1.17
Distributions to shareholders from:
Net investment income	(0.11)	(0.23)	(0.28)	(0.25)	(0.22)	(0.11)
Net realized capital gains	(0.71)	—	—	(0.26)	(0.00) [4]	—
Total distributions	(0.82)	(0.23)	(0.28)	(0.51)	(0.22)	(0.11)
Net asset value, end of period	$ 14.38	$ 15.92	$ 11.88	$ 12.22	$ 11.15	$ 11.06
Total return[5]	(4.84)% [6]	36.12%	(0.38)%	14.69%	2.79%	11.77% [6]
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$21,447	$22,296	$18,560	$23,900	$18,536	$12,970
Ratio of operating expenses before waiver/reimbursement to average net assets	0.99% [7]	1.10%	1.04% [8]	1.01%	1.11%	2.08% [7]
Ratio of operating expenses after waiver/reimbursement to average net assets	0.85% [7]	0.85%	0.85% [8]	0.85%	0.85%	0.85% [7]
Ratio of net investment income to average net assets	1.45% [7]	1.53%	2.21% [8]	2.19%	2.02%	1.82% [7]
Portfolio turnover rate	11% [6]	27%	63%	39%	29%	14% [9]

[1]	Commencement of operations.
[2]	Unaudited.
[3]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[4]	Amount rounds to less than $0.01 per share.
[5]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[6]	Not annualized.
[7]	Annualized.
[8]	This ratio does not include the expenses for any exchange-traded funds held in the Portfolio.
[9]	Calculations represent portfolio turnover for the Portfolio for the period of December 21, 2016 through October 31, 2017.

See Notes to Financial Statements.
40

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Secured Options Portfolio Advisor Shares
	For the Period Ended April 30, 2022[1,2]	For The Year Ended October 31,
		2021 [2]	2020 [2]	2019 [2]	2018	2017 [2]
Net asset value, beginning of period	$ 14.83	$ 11.67	$ 13.01	$ 12.30	$ 12.75	$ 12.45
Income from investment operations:
Net investment income (loss)	(0.05)	(0.11)	(0.07)	(0.04)	(0.06)	(0.08)
Net realized and unrealized gain (loss) on investments	(0.27)	3.27	(0.34)	1.04	0.40	0.99
Total from investment operations	(0.32)	3.16	(0.41)	1.00	0.34	0.91
Distributions to shareholders from:
Net realized capital gains	(1.78)	—	(0.93)	(0.29)	(0.79)	(0.61)
Total distributions	(1.78)	—	(0.93)	(0.29)	(0.79)	(0.61)
Net asset value, end of period	$ 12.73	$ 14.83	$ 11.67	$ 13.01	$ 12.30	$ 12.75
Total return	(2.49)% [3]	27.08%	(3.50)%	8.43%	2.81%	7.53%
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$84,780	$90,143	$95,701	$268,478	$445,946	$446,859
Ratio of operating expenses to average net assets[4]	0.86% [5]	0.86%	0.88%	0.87% [6]	0.84%	0.85%
Ratio of net investment income (loss) to average net assets[4]	(0.74)% [5]	(0.77)%	(0.59)%	(0.34)%	(0.50)%	(0.68)%
Portfolio turnover rate[7,8]	—% [3]	—%	—%	—%	—%	—%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Not annualized.
[4]	This ratio does not include the expenses for any exchange-traded funds held in the Portfolio.
[5]	Annualized.
[6]	The ratio of operating expenses excluding interest expense was 0.86% for the year ended October 31, 2019.
[7]	Portfolio turnover is calculated at the fund level.
[8]	All trading activity in the Portfolio during the period was short term and is excluded for portfolio turnover calculations resulting in zero portfolio turnover percentage.

See Notes to Financial Statements.
41

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Secured Options Portfolio Institutional Shares
	For the Period Ended April 30, 2022[2,3]	For The Year Ended October 31,				For the Period November 9, 2016[1] through October 31, 2017[3]
		2021 [3]	2020 [3]	2019 [3]	2018 [3]
Net asset value, beginning of period	$ 14.99	$ 11.77	$ 13.09	$ 12.34	$ 12.77	$ 12.61
Income from investment operations:
Net investment income (loss)	(0.04)	(0.08)	(0.05)	(0.02)	(0.04)	(0.06)
Net realized and unrealized gain (loss) on investments	(0.27)	3.30	(0.34)	1.06	0.40	0.83
Total from investment operations	(0.31)	3.22	(0.39)	1.04	0.36	0.77
Distributions to shareholders from:
Net realized capital gains	(1.78)	—	(0.93)	(0.29)	(0.79)	(0.61)
Total distributions	(1.78)	—	(0.93)	(0.29)	(0.79)	(0.61)
Net asset value, end of period	$ 12.90	$ 14.99	$ 11.77	$ 13.09	$ 12.34	$ 12.77
Total return	(2.38)% [4]	27.36%	(3.31)%	8.73%	2.97%	6.34% [4]
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$396,112	$341,245	$354,674	$409,829	$396,523	$365,523
Ratio of operating expenses to average net assets[5]	0.66% [6]	0.66%	0.68%	0.67% [7]	0.64%	0.65% [6]
Ratio of net investment income (loss) to average net assets[5]	(0.53)% [6]	(0.57)%	(0.44)%	(0.14)%	(0.30)%	(0.45)% [6]
Portfolio turnover rate[8,9]	—% [4]	—%	—%	—%	—%	—%

[1]	Class commenced operations on November 9, 2016.
[2]	Unaudited.
[3]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[4]	Not annualized.
[5]	This ratio does not include the expenses for any exchange-traded funds held in the Portfolio.
[6]	Annualized.
[7]	The ratio of operating expenses excluding interest expense was 0.66% for the year ended October 31, 2019.
[8]	Portfolio turnover is calculated at the fund level.
[9]	All trading activity in the Portfolio during the period was short term and is excluded for portfolio turnover calculations resulting in zero portfolio turnover percentage.

See Notes to Financial Statements.
42

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Global Secured Options Portfolio
	For the Period Ended April 30, 2022[1,2]	For The Year Ended October 31,
		2021 [2]	2020 [2,3]	2019 [2,3]	2018 [2,3]	2017 [2,3]
Net asset value, beginning of period	$ 5.64	$ 4.84	$ 4.90	$104.10	$105.80	$ 96.00
Income from investment operations:
Net investment income (loss)	(0.02)	(0.05)	(0.04)	0.02	0.10	0.60
Net realized and unrealized gain (loss) on investments	(0.21)	1.07	(0.02)	(5.71)	(0.90)	9.90
Total from investment operations	(0.23)	1.02	(0.06)	(5.69)	(0.80)	10.50
Distributions to shareholders from:
Net investment income	—	—	(0.00) [4]	(0.01)	(0.90)	(0.70)
Net realized capital gains	(0.73)	(0.22)	—	(93.50)	—	—
Total distributions	(0.73)	(0.22)	(0.00) [4]	(93.51)	(0.90)	(0.70)
Net asset value, end of period	$ 4.68	$ 5.64	$ 4.84	$ 4.90	$104.10	$105.80
Total return	(4.58)% [5,6]	21.59% [6]	(1.07)% [6]	8.56% [6]	(0.76)%	10.94%
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$18,160	$17,152	$9,648	$ 1,220	$ 2,510	$10,642
Ratio of operating expenses to average net assets[7]	—%	—%	—%	—%	1.17% [8]	1.13%
Ratio of operating expenses before waiver/reimbursement to average net assets[7]	1.34% [9]	1.30%	2.13%	9.76%	—%	—%
Ratio of operating expenses after waiver/reimbursement to average net assets[7]	1.00% [8,9]	1.00%	1.00%	1.63% [8]	—%	—%
Ratio of net investment income to average net assets[7]	(0.84)% [9]	(0.96)%	(0.83)%	0.32%	0.08%	0.58%
Portfolio turnover rate	200% [5]	—% [10]	995%	685%	224%	9%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	The Board authorized a 1-for-10 reverse share split for the Global Secured Options Portfolio effective after the close of trading on March 16, 2020. The impact of the reverse share split was to decrease the number of shares outstanding by a factor of ten, while increasing the NAV of shares outstanding by a factor of ten, resulting in no effect to the net assets of the Portfolio. The financial statements for the Portfolio have been adjusted to reflect the reverse share split.
[4]	Amount rounds to less than $0.01 per share.
[5]	Not annualized.
[6]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[7]	This ratio does not include the expenses for any exchange-traded funds held in the Portfolio.
[8]	The ratio of operating expenses after waiver/reimbursement excluding interest expense was 1.00% for the period ended April 30, 2022 and the ratio of operating expenses after waiver/reimbursement excluding dividends on securities sold short and interest expense was 1.62% and 1.11%, respectively for the years ended October 31, 2019 and 2018.
[9]	Annualized.
[10]	All trading activity in the Portfolio during the period was short term and is excluded for portfolio turnover calculations resulting in zero portfolio turnover percentage.

See Notes to Financial Statements.
43

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Core Fixed Income Portfolio
	For the Period Ended April 30, 2022[1,2]	For The Year Ended October 31,
		2021 [2]	2020 [2]	2019 [2]	2018	2017
Net asset value, beginning of period	$ 11.11	$ 11.71	$ 11.31	$ 10.49	$ 11.04	$ 11.26
Income from investment operations:
Net investment income	0.08	0.14	0.21	0.25	0.25	0.21
Net realized and unrealized gain (loss) on investments	(1.15)	(0.36)	0.44	0.83	(0.50)	(0.13)
Total from investment operations	(1.07)	(0.22)	0.65	1.08	(0.25)	0.08
Distributions to shareholders from:
Net investment income	(0.10)	(0.20)	(0.25)	(0.26)	(0.26)	(0.22)
Net realized capital gains	(0.00) [3]	(0.18)	—	—	(0.04)	(0.08)
Total distributions	(0.10)	(0.38)	(0.25)	(0.26)	(0.30)	(0.30)
Net asset value, end of period	$ 9.94	$ 11.11	$ 11.71	$ 11.31	$ 10.49	$ 11.04
Total return	(9.64)% [4]	(1.91)%	5.82%	10.46%	(2.32)%	0.75%
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$371,843	$424,512	$436,975	$505,603	$485,201	$488,548
Ratio of operating expenses to average net assets	0.54% [5]	0.54%	0.54%	0.53%	0.52%	0.52%
Ratio of net investment income to average net assets	1.44% [5]	1.27%	1.78%	2.30%	2.24%	1.90%
Portfolio turnover rate	12% [4]	24%	52%	36%	29%	46%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Amount rounds to less than $0.01 per share.
[4]	Not annualized.
[5]	Annualized.

See Notes to Financial Statements.
44

The Glenmede Fund, Inc.

Financial Highlights — (Continued)
For a share outstanding throughout each year
	Short Term Tax Aware Fixed Income Portfolio
	For the Period Ended April 30, 2022[1,2]	For The Year Ended October 31,
		2021 [1]	2020 [1]	2019 [1]	2018	2017 [1]
Net asset value, beginning of period	$ 10.09	$ 10.16	$ 10.07	$ 9.90	$ 9.98	$ 9.99
Income from investment operations:
Net investment income	0.03	0.08	0.11	0.13	0.09	0.07
Net realized and unrealized gain (loss) on investments	(0.35)	(0.06)	0.09	0.17	(0.08)	(0.01)
Total from investment operations	(0.32)	0.02	0.20	0.30	0.01	0.06
Distributions to shareholders from:
Net investment income	(0.03)	(0.09)	(0.11)	(0.13)	(0.09)	(0.07)
Total distributions	(0.03)	(0.09)	(0.11)	(0.13)	(0.09)	(0.07)
Net asset value, end of period	$ 9.74	$ 10.09	$ 10.16	$ 10.07	$ 9.90	$ 9.98
Total return[3]	(3.16)% [4]	0.15%	1.96%	3.03%	0.10%	0.57%
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$51,584	$56,284	$53,525	$50,939	$26,294	$33,900
Ratio of operating expenses before waiver/reimbursement to average net assets[5]	0.62% [6]	0.64%	0.63%	0.66%	0.61%	0.69%
Ratio of operating expenses after waiver/reimbursement to average net assets[5]	0.55% [6,7]	0.55% [7]	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income to average net assets	0.66% [6]	0.77%	1.08%	1.33%	0.92%	0.69%
Portfolio turnover rate	27% [4]	25%	59%	25%	19%	31%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[2]	Unaudited.
[3]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[4]	Not annualized.
[5]	This ratio does not include the expenses for any exchange-traded funds and registered investment companies held in the Portfolio.
[6]	Annualized.
[7]	The ratio of operating expenses after waiver/reimbursement excluding interest expense was 0.55% for the period ended April 30, 2022 and 0.55% for the year ended October 31, 2021.

See Notes to Financial Statements.
45

The Glenmede Fund, Inc.

Financial Highlights — (Concluded)
For a share outstanding throughout each year
	High Yield Municipal Portfolio
	For the Period Ended April 30, 2022[1,2]	For The Year Ended October 31,
		2021 [2]	2020 [2]	2019 [2]	2018	2017
Net asset value, beginning of period	$ 11.09	$ 10.65	$ 10.84	$ 10.16	$ 10.35	$ 10.39
Income from investment operations:
Net investment income	0.13	0.27	0.30	0.31	0.30	0.30
Net realized and unrealized gain (loss) on investments	(1.05)	0.44	(0.19)	0.68	(0.19)	(0.01)
Total from investment operations	(0.92)	0.71	0.11	0.99	0.11	0.29
Distributions to shareholders from:
Net investment income	(0.14)	(0.27)	(0.30)	(0.31)	(0.30)	(0.29)
Net realized capital gains	(0.08)	(0.00) [3]	—	—	—	(0.04)
Total distributions	(0.22)	(0.27)	(0.30)	(0.31)	(0.30)	(0.33)
Net asset value, end of period	$ 9.95	$ 11.09	$ 10.65	$ 10.84	$ 10.16	$ 10.35
Total return	(8.46)% [4,5]	6.68% [5]	1.09% [5]	9.90% [5]	1.04%	2.89%
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$256,114	$282,512	$232,783	$215,419	$192,319	$170,440
Ratio of operating expenses to average net assets	—%	—%	—%	—%	0.99%	1.00%
Ratio of operating expenses before waiver/reimbursement to average net assets	1.05% [6]	1.01%	1.02%	1.00%	—%	—%
Ratio of operating expenses after waiver/reimbursement to average net assets	1.00% [6]	1.00%	1.00%	1.00%	—%	—%
Ratio of net investment income to average net assets	2.44% [6]	2.40%	2.85%	2.95%	2.90%	2.92%
Portfolio turnover rate	15% [4]	19%	28%	27%	44%	43%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Amount rounds to less than $0.01 per share.
[4]	Not annualized.
[5]	The Total Return reflects fee waivers and/or expense reimbursements in effect and would have been lower in their absence.
[6]	Annualized.
See Notes to Financial Statements.
46

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Core Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2022 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.5%
	Aerospace & Defense — 0.7%
35,682	General Dynamics Corp.	$ 8,439,863
	Auto Components — 0.9%
306,913	BorgWarner, Inc.	11,303,606
	Automobiles — 0.5%
155,989	General Motors Co.[1]	5,913,543
	Banks — 3.5%
405,336	Citizens Financial Group, Inc.	15,970,239
302,626	KeyCorp	5,843,708
990,292	Regions Financial Corp.	20,518,850
		42,332,797
	Biotechnology — 1.8%
94,646	Amgen, Inc.	22,070,501
	Building Products — 1.5%
94,944	Builders FirstSource, Inc.[1]	5,845,702
311,801	Carrier Global Corp.	11,932,624
		17,778,326
	Capital Markets — 3.4%
365,013	Bank of New York Mellon Corp. (The)	15,352,447
310,157	Franklin Resources, Inc.	7,626,760
52,649	Intercontinental Exchange, Inc.	6,097,281
123,346	Raymond James Financial, Inc.	12,021,301
		41,097,789
	Chemicals — 0.7%
145,930	Corteva, Inc.	8,418,702
	Commercial Services & Supplies — 0.8%
68,288	Republic Services, Inc., Class A	9,169,030
	Communications Equipment — 3.6%
119,828	Arista Networks, Inc.[1]	13,848,522
215,908	Ciena Corp.[1]	11,911,644
240,792	Cisco Systems, Inc.	11,793,992
190,715	Juniper Networks, Inc.	6,011,337
		43,565,495
	Consumer Finance — 2.2%
99,081	Capital One Financial Corp.	12,347,474
365,043	Synchrony Financial	13,437,233
		25,784,707
	Containers & Packaging — 0.5%
141,133	International Paper Co.	6,531,635
	Diversified Consumer Services — 0.6%
105,624	Service Corp. International	6,929,991
	Diversified Telecommunication Services — 2.0%
590,490	AT&T, Inc.	11,136,641
269,172	Verizon Communications, Inc.	12,462,664
		23,599,305
	Electric Utilities — 1.0%
118,348	American Electric Power Co., Inc.	11,729,470
See Notes to Financial Statements.
47

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Core Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2022 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Electrical Equipment — 0.5%
51,285	AMETEK, Inc.	$ 6,475,244
	Energy Equipment & Services — 1.8%
691,217	Baker Hughes Co., Class A	21,441,551
	Entertainment — 0.2%
142,849	Warner Bros Discovery, Inc.[1]	2,592,709
	Equity Real Estate Investment Trusts — 3.6%
24,574	American Tower Corp.	5,922,825
56,892	Crown Castle International Corp.	10,536,967
45,615	Extra Space Storage, Inc.	8,666,850
114,988	Prologis, Inc.	18,431,427
		43,558,069
	Food & Staples Retailing — 1.1%
297,128	Walgreens Boots Alliance, Inc.	12,598,227
	Food Products — 2.0%
217,599	General Mills, Inc.	15,390,777
92,597	Tyson Foods, Inc. - Class A	8,626,337
		24,017,114
	Health Care Providers & Services — 6.2%
36,757	Anthem, Inc.	18,449,441
63,439	Cigna Corp.	15,655,476
107,690	CVS Health Corp.	10,352,239
174,729	DaVita, Inc.[1]	18,935,382
35,672	McKesson Corp.	11,044,408
		74,436,946
	Hotels, Restaurants & Leisure — 1.0%
67,881	Expedia Group, Inc.[1]	11,862,205
	Household Durables — 1.4%
219,173	Lennar Corp. - Class A	16,764,543
	Household Products — 1.1%
80,886	Procter & Gamble Co. (The)	12,986,247
	Independent Power & Renewable Electricity Producer — 0.9%
498,154	AES Corp. (The)	10,172,305
	Insurance — 2.2%
118,932	Aflac, Inc.	6,812,425
167,275	Fidelity National Financial, Inc.	6,660,891
188,161	MetLife, Inc.	12,358,414
		25,831,730
	Interactive Media & Services — 2.9%
8,732	Alphabet, Inc. - Class A1	19,928,083
74,530	Meta Platforms, Inc. - Class A1	14,941,029
		34,869,112
	Internet & Direct Marketing Retail — 1.3%
297,530	eBay, Inc.	15,447,758
	IT Services — 5.7%
117,307	Akamai Technologies, Inc.[1]	13,171,230
295,041	Amdocs, Ltd.	23,511,817
153,973	Cognizant Technology Solutions Corp. - Class A	12,456,416
78,578	GoDaddy, Inc. - Class A1	6,349,888
See Notes to Financial Statements.
48

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Core Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2022 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	IT Services — (Continued)
196,785	SS&C Technologies Holdings, Inc.	$ 12,724,118
		68,213,469
	Life Sciences Tools & Services — 4.6%
108,355	Agilent Technologies, Inc.	12,923,501
28,078	IQVIA Holdings, Inc.[1]	6,120,723
7,166	Mettler-Toledo International, Inc.[1]	9,154,780
53,165	PerkinElmer, Inc.	7,794,521
22,489	Thermo Fisher Scientific, Inc.	12,434,618
24,252	Waters Corp.[1]	7,348,841
		55,776,984
	Machinery — 1.6%
47,398	Parker-Hannifin Corp.	12,836,327
31,325	Snap-on, Inc.	6,656,249
		19,492,576
	Media — 4.7%
444,449	Comcast Corp. - Class A	17,671,292
380,341	Fox Corp. - Class A	13,631,421
371,645	Interpublic Group of Cos., Inc. (The)	12,123,060
176,083	Omnicom Group, Inc.	13,405,199
		56,830,972
	Metals & Mining — 1.8%
138,865	Nucor Corp.	21,493,525
	Multi-line Retail — 1.9%
101,274	Target Corp.	23,156,300
	Multi-Utilities — 0.9%
382,452	NiSource, Inc.	11,137,002
	Oil, Gas & Consumable Fuels — 2.3%
98,701	ConocoPhillips	9,427,920
390,194	Kinder Morgan, Inc.	7,082,021
131,201	Marathon Petroleum Corp.	11,448,599
		27,958,540
	Pharmaceuticals — 1.0%
252,257	Pfizer, Inc.	12,378,251
	Real Estate Management & Development — 0.6%
86,260	CBRE Group, Inc. - Class A1	7,163,030
	Road & Rail — 2.0%
475,161	CSX Corp.	16,317,029
150,913	Knight-Swift Transportation Holdings, Inc.	7,227,223
		23,544,252
	Semiconductors & Semiconductor Equipment — 5.9%
120,971	Advanced Micro Devices, Inc.[1]	10,345,440
170,821	Applied Materials, Inc.	18,850,097
137,210	Intel Corp.	5,980,984
173,195	Micron Technology, Inc.	11,810,167
57,496	Qorvo, Inc.[1]	6,541,895
80,230	Skyworks Solutions, Inc.	9,090,059
76,840	Teradyne, Inc.	8,103,546
		70,722,188
See Notes to Financial Statements.
49

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Core Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2022 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Software — 8.3%
88,726	Cadence Design Systems, Inc.[1]	$ 13,384,317
573,067	Dropbox, Inc. - Class A1	12,464,207
65,284	Fortinet, Inc.[1]	18,867,729
79,167	Microsoft Corp.	21,970,426
62,022	Salesforce, Inc.[1]	10,912,151
74,920	Synopsys, Inc.[1]	21,486,307
		99,085,137
	Specialty Retail — 2.3%
181,363	Best Buy Co., Inc.	16,309,974
59,053	Lowe’s Cos., Inc.	11,676,550
		27,986,524
	Technology Hardware, Storage & Peripherals — 4.0%
817,855	Hewlett Packard Enterprise Co.	12,603,146
641,344	HP, Inc.	23,492,431
159,237	NetApp, Inc.	11,664,110
		47,759,687
	Textiles, Apparel & Luxury Goods — 1.5%
58,402	Ralph Lauren Corp. - Class A	6,093,665
374,989	Tapestry, Inc.	12,344,638
		18,438,303
	Tobacco — 0.5%
65,571	Philip Morris International, Inc.	6,557,100
	TOTAL COMMON STOCKS (Cost $924,373,816)	1,195,412,360
Face Amount
REPURCHASE AGREEMENT* — 0.2%
$2,159,713	With Fixed Income Clearing Corp., dated 4/29/22, 0.00%, principal and interest in the amount of $2,159,713, due 5/2/22, (collateralized by a U.S. Treasury Note with a par value of $2,403,400, coupon rate of 1.500%, due 11/30/28, market value of $2,202,961)	2,159,713
	TOTAL REPURCHASE AGREEMENT (Cost $2,159,713)	2,159,713
TOTAL INVESTMENTS (Cost $926,533,529)	99.7%	$1,197,572,073
OTHER ASSETS IN EXCESS OF LIABILITIES	0.3	3,161,886
NET ASSETS	100.0%	$1,200,733,959

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
See Notes to Financial Statements.
50

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Core Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2022 - (Unaudited)
INDUSTRY DIVERSIFICATION
On April 30, 2022, industry diversification of the Portfolio was as follows:
	% of Net Assets	Value
INDUSTRIES:
Software	8.3%	$ 99,085,137
Health Care Providers & Services	6.2	74,436,946
Semiconductors & Semiconductor Equipment	5.9	70,722,188
IT Services	5.7	68,213,469
Media	4.7	56,830,972
Life Sciences Tools & Services	4.6	55,776,984
Technology Hardware, Storage & Peripherals	4.0	47,759,687
Communications Equipment	3.6	43,565,495
Equity Real Estate Investment Trusts	3.6	43,558,069
Banks	3.5	42,332,797
Capital Markets	3.4	41,097,789
Interactive Media & Services	2.9	34,869,112
Specialty Retail	2.3	27,986,524
Oil, Gas & Consumable Fuels	2.3	27,958,540
Insurance	2.2	25,831,730
Consumer Finance	2.2	25,784,707
Food Products	2.0	24,017,114
Diversified Telecommunication Services	2.0	23,599,305
Road & Rail	2.0	23,544,252
Multi-line Retail	1.9	23,156,300
Biotechnology	1.8	22,070,501
Metals & Mining	1.8	21,493,525
Energy Equipment & Services	1.8	21,441,551
Machinery	1.6	19,492,576
Textiles, Apparel & Luxury Goods	1.5	18,438,303
Building Products	1.5	17,778,326
Household Durables	1.4	16,764,543
Internet & Direct Marketing Retail	1.3	15,447,758
Household Products	1.1	12,986,247
Food & Staples Retailing	1.1	12,598,227
Pharmaceuticals	1.0	12,378,251
Hotels, Restaurants & Leisure	1.0	11,862,205
Electric Utilities	1.0	11,729,470
Auto Components	0.9	11,303,606
Multi-Utilities	0.9	11,137,002
Independent Power & Renewable Electricity Producer	0.9	10,172,305
Commercial Services & Supplies	0.8	9,169,030
Aerospace & Defense	0.7	8,439,863
Chemicals	0.7	8,418,702
Real Estate Management & Development	0.6	7,163,030
Diversified Consumer Services	0.6	6,929,991
Tobacco	0.5	6,557,100
Containers & Packaging	0.5	6,531,635
Electrical Equipment	0.5	6,475,244
Automobiles	0.5	5,913,543
Entertainment	0.2	2,592,709
TOTAL COMMON STOCKS	99.5%	$1,195,412,360
REPURCHASE AGREEMENT	0.2	2,159,713
TOTAL INVESTMENTS	99.7%	$1,197,572,073
See Notes to Financial Statements.
51

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Growth Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2022 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.7%
	Aerospace & Defense — 1.5%
34,636	Lockheed Martin Corp.	$ 14,966,908
49,207	Northrop Grumman Corp.	21,621,556
		36,588,464
	Air Freight & Logistics — 0.8%
190,246	Expeditors International of Washington, Inc.	18,847,671
	Auto Components — 0.5%
307,642	BorgWarner, Inc.	11,330,455
	Beverages — 1.9%
415,219	Coca-Cola Co. (The)	26,827,299
231,644	Monster Beverage Corp.[1]	19,847,258
		46,674,557
	Biotechnology — 4.4%
79,627	Amgen, Inc.	18,568,220
79,582	Regeneron Pharmaceuticals, Inc.[1]	52,453,292
136,576	Vertex Pharmaceuticals, Inc.[1]	37,315,295
		108,336,807
	Building Products — 0.6%
211,532	Fortune Brands Home & Security, Inc.	15,071,655
	Capital Markets — 2.6%
331,570	Intercontinental Exchange, Inc.	38,399,122
261,055	Raymond James Financial, Inc.	25,442,420
		63,841,542
	Chemicals — 0.6%
112,981	Westlake Corp.	14,297,746
	Communications Equipment — 2.3%
494,365	Arista Networks, Inc.[1]	57,133,763
	Containers & Packaging — 0.7%
99,920	Avery Dennison Corp.	18,045,552
	Electronic Equipment, Instruments & Components — 6.9%
788,481	Amphenol Corp. - Class A	56,376,392
299,147	CDW Corp.	48,814,807
229,226	Jabil, Inc.	13,233,217
353,388	Keysight Technologies, Inc.[1]	49,569,735
		167,994,151
	Entertainment — 3.2%
317,029	Electronic Arts, Inc.	37,425,274
341,914	Take-Two Interactive Software, Inc.[1,2]	40,862,142
		78,287,416
	Equity Real Estate Investment Trusts — 1.9%
188,460	American Tower Corp.	45,422,629
	Food & Staples Retailing — 1.5%
71,273	Costco Wholesale Corp.	37,897,280
	Health Care Providers & Services — 2.6%
504,518	Cardinal Health, Inc.	29,287,270
113,024	DaVita, Inc.[1]	12,248,411
45,891	UnitedHealth Group, Inc.	23,337,868
		64,873,549
See Notes to Financial Statements.
52

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Growth Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2022 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Hotels, Restaurants & Leisure — 3.1%
645,629	Starbucks Corp.	$ 48,189,748
326,586	Wyndham Hotels & Resorts, Inc.	28,726,505
		76,916,253
	Household Durables — 1.9%
319,651	Lennar Corp. - Class A	24,450,105
326,067	PulteGroup, Inc.	13,616,558
277,100	Tempur Sealy International, Inc.	7,512,181
		45,578,844
	Household Products — 0.5%
134,043	Church & Dwight Co., Inc.	13,077,235
	Insurance — 0.8%
126,756	Marsh & McLennan Cos., Inc.	20,496,445
	Interactive Media & Services — 4.6%
28,040	Alphabet, Inc. - Class A1	63,992,607
243,255	Meta Platforms, Inc. - Class A1	48,765,330
		112,757,937
	Internet & Direct Marketing Retail — 1.9%
905,304	eBay, Inc.	47,003,384
	IT Services — 13.8%
153,037	Accenture PLC - Class A	45,966,193
263,568	Automatic Data Processing, Inc.	57,505,266
208,216	FleetCor Technologies, Inc.[1]	51,954,056
105,695	Gartner, Inc.[1]	30,709,682
462,771	Paychex, Inc.	58,646,969
606,475	SS&C Technologies Holdings, Inc.	39,214,674
259,522	Visa, Inc. - Class A	55,311,924
		339,308,764
	Life Sciences Tools & Services — 2.0%
87,176	Agilent Technologies, Inc.	10,397,481
84,651	PerkinElmer, Inc.	12,410,683
46,515	Thermo Fisher Scientific, Inc.	25,719,074
		48,527,238
	Media — 1.0%
154,075	Nexstar Media Group, Inc. - Class A	24,408,561
	Multi-line Retail — 2.2%
234,509	Target Corp.	53,620,483
	Oil, Gas & Consumable Fuels — 0.9%
192,544	EOG Resources, Inc.	22,481,437
	Personal Products — 0.5%
43,450	Estee Lauder Cos., Inc. (The) - Class A	11,473,407
	Professional Services — 1.1%
263,005	Robert Half International, Inc.	25,856,022
	Real Estate Management & Development — 0.9%
259,837	CBRE Group, Inc. - Class A1	21,576,864
	Road & Rail — 0.5%
44,938	Old Dominion Freight Line, Inc.	12,588,033
See Notes to Financial Statements.
53

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Growth Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2022 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Semiconductors & Semiconductor Equipment — 8.6%
534,963	Advanced Micro Devices, Inc.[1]	$ 45,750,036
444,561	Applied Materials, Inc.	49,057,306
65,501	KLA Corp.	20,911,849
361,581	Micron Technology, Inc.	24,656,209
64,687	Monolithic Power Systems, Inc.	25,372,829
175,988	NVIDIA Corp.	32,640,494
107,676	Skyworks Solutions, Inc.	12,199,691
		210,588,414
	Software — 10.4%
338,814	Cadence Design Systems, Inc.[1]	51,110,092
1,276,764	Dropbox, Inc. - Class A1	27,769,617
200,413	Fortinet, Inc.[1]	57,921,361
242,608	Microsoft Corp.	67,328,572
174,644	Synopsys, Inc.[1]	50,086,153
		254,215,795
	Specialty Retail — 6.3%
509,348	Best Buy Co., Inc.	45,805,665
245,749	Lowe’s Cos., Inc.	48,591,950
142,222	Ross Stores, Inc.	14,189,489
466,614	TJX Cos., Inc. (The)	28,594,106
132,414	Williams-Sonoma, Inc.[2]	17,277,379
		154,458,589
	Technology Hardware, Storage & Peripherals — 4.3%
309,556	Apple, Inc.	48,801,504
1,514,210	HP, Inc.	55,465,512
		104,267,016
	Textiles, Apparel & Luxury Goods — 1.6%
104,195	NIKE, Inc. - Class B	12,993,117
776,294	Tapestry, Inc.	25,555,598
		38,548,715
	Tobacco — 0.8%
340,045	Altria Group, Inc.	18,896,301
	TOTAL COMMON STOCKS (Cost $1,974,095,782)	2,441,288,974
Face Amount
REPURCHASE AGREEMENT* — 0.4%
$10,644,361	With Fixed Income Clearing Corp., dated 4/29/22, 0.00%, principal and interest in the amount of $10,644,361, due 5/2/22, (collateralized by a U.S. Treasury Note with a par value of $10,810,200, coupon rate of 2.875%, due 08/15/28, market value of $10,857,253)	10,644,361
	TOTAL REPURCHASE AGREEMENT (Cost $10,644,361)	10,644,361
See Notes to Financial Statements.
54

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Growth Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2022 - (Unaudited)
Shares		Value
INVESTMENT OF SECURITY LENDING COLLATERAL* — 0.0%
199,586	State Street Navigator Securities Lending Government Money Market Portfolio[3]	$ 199,586
TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $199,586)		199,586
TOTAL INVESTMENTS (Cost $1,984,939,729)	100.1%	$2,452,132,921
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.1)	(2,038,961)
NET ASSETS	100.0%	$2,450,093,960

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Represents an investment of securities lending cash collateral.
See Notes to Financial Statements.
55

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Growth Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2022 - (Unaudited)
INDUSTRY DIVERSIFICATION
On April 30, 2022, industry diversification of the Portfolio was as follows:
	% of Net Assets	Value
INDUSTRIES:
IT Services	13.8%	$ 339,308,764
Software	10.4	254,215,795
Semiconductors & Semiconductor Equipment	8.6	210,588,414
Electronic Equipment, Instruments & Components	6.9	167,994,151
Specialty Retail	6.3	154,458,589
Interactive Media & Services	4.6	112,757,937
Biotechnology	4.4	108,336,807
Technology Hardware, Storage & Peripherals	4.3	104,267,016
Entertainment	3.2	78,287,416
Hotels, Restaurants & Leisure	3.1	76,916,253
Health Care Providers & Services	2.6	64,873,549
Capital Markets	2.6	63,841,542
Communications Equipment	2.3	57,133,763
Multi-line Retail	2.2	53,620,483
Life Sciences Tools & Services	2.0	48,527,238
Internet & Direct Marketing Retail	1.9	47,003,384
Beverages	1.9	46,674,557
Household Durables	1.9	45,578,844
Equity Real Estate Investment Trusts	1.9	45,422,629
Textiles, Apparel & Luxury Goods	1.6	38,548,715
Food & Staples Retailing	1.5	37,897,280
Aerospace & Defense	1.5	36,588,464
Professional Services	1.1	25,856,022
Media	1.0	24,408,561
Oil, Gas & Consumable Fuels	0.9	22,481,437
Real Estate Management & Development	0.9	21,576,864
Insurance	0.8	20,496,445
Tobacco	0.8	18,896,301
Air Freight & Logistics	0.8	18,847,671
Containers & Packaging	0.7	18,045,552
Building Products	0.6	15,071,655
Chemicals	0.6	14,297,746
Household Products	0.5	13,077,235
Road & Rail	0.5	12,588,033
Personal Products	0.5	11,473,407
Auto Components	0.5	11,330,455
TOTAL COMMON STOCKS	99.7%	$2,441,288,974
REPURCHASE AGREEMENT	0.4	10,644,361
INVESTMENT OF SECURITY LENDING COLLATERAL	0.0	199,586
TOTAL INVESTMENTS	100.1%	$2,452,132,921
See Notes to Financial Statements.
56

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Value Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2022 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.7%
	Aerospace & Defense — 2.2%
224	General Dynamics Corp.	$ 52,983
	Automobiles — 0.4%
772	Ford Motor Co.	10,931
	Banks — 5.9%
477	Citizens Financial Group, Inc.	18,794
324	Fifth Third Bancorp	12,160
2,497	KeyCorp	48,217
2,276	Regions Financial Corp.	47,159
428	Wells Fargo & Co.	18,673
		145,003
	Biotechnology — 0.9%
81	Vertex Pharmaceuticals, Inc.[1]	22,131
	Building Products — 0.6%
192	Fortune Brands Home & Security, Inc.	13,680
	Capital Markets — 5.6%
108	CME Group, Inc.	23,688
739	Franklin Resources, Inc.	18,172
369	Intercontinental Exchange, Inc.	42,734
322	Jefferies Financial Group, Inc.	9,905
278	Nasdaq, Inc.	43,749
		138,248
	Chemicals — 0.5%
116	Eastman Chemical Co.	11,910
	Communications Equipment — 0.7%
349	Cisco Systems, Inc.	17,094
	Consumer Finance — 3.4%
1,198	Ally Financial, Inc.	47,872
939	Synchrony Financial	34,565
		82,437
	Containers & Packaging — 1.0%
542	International Paper Co.	25,084
	Diversified Financial Services — 0.5%
459	Equitable Holdings, Inc.	13,233
	Diversified Telecommunication Services — 3.6%
1,677	AT&T, Inc.	31,628
3,070	Lumen Technologies, Inc.	30,884
580	Verizon Communications, Inc.	26,854
		89,366
	Electric Utilities — 1.7%
583	Southern Co. (The)	42,786
	Energy Equipment & Services — 2.5%
1,940	Baker Hughes Co., Class A	60,179
	Entertainment — 0.3%
405	Warner Bros Discovery, Inc.[1]	7,351
	Equity Real Estate Investment Trusts — 3.6%
334	American Homes 4 Rent - Class A	13,230
64	Extra Space Storage, Inc.	12,160
312	Prologis, Inc.	50,011
See Notes to Financial Statements.
57

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Value Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2022 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Equity Real Estate Investment Trusts — (Continued)
456	VICI Properties, Inc.	$ 13,593
		88,994
	Food & Staples Retailing — 1.7%
290	Kroger Co. (The)	15,648
600	Walgreens Boots Alliance, Inc.	25,440
		41,088
	Food Products — 3.4%
394	Archer-Daniels-Midland Co.	35,287
380	General Mills, Inc.	26,877
232	Tyson Foods, Inc. - Class A	21,613
		83,777
	Health Care Providers & Services — 8.2%
96	Anthem, Inc.	48,185
160	Centene Corp.[1]	12,888
109	Cigna Corp.	26,899
406	CVS Health Corp.	39,029
120	McKesson Corp.	37,153
281	Quest Diagnostics, Inc.	37,609
		201,763
	Household Durables — 1.1%
161	DR Horton, Inc.	11,204
360	PulteGroup, Inc.	15,034
		26,238
	Household Products — 2.2%
333	Procter & Gamble Co. (The)	53,463
	Independent Power & Renewable Electricity Producer — 1.1%
1,300	AES Corp. (The)	26,546
	Insurance — 4.4%
432	American International Group, Inc.	25,276
1,014	Fidelity National Financial, Inc.	40,378
259	MetLife, Inc.	17,011
236	Prudential Financial, Inc.	25,608
		108,273
	Interactive Media & Service — 0.7%
7	Alphabet, Inc. - Class A1	15,975
	IT Services — 3.1%
217	Amdocs, Ltd.	17,293
355	Cognizant Technology Solutions Corp. - Class A	28,719
137	Fidelity National Information Services, Inc.	13,584
271	SS&C Technologies Holdings, Inc.	17,523
		77,119
	Life Sciences Tools & Services — 2.8%
124	Agilent Technologies, Inc.	14,789
243	PerkinElmer, Inc.	35,626
31	Thermo Fisher Scientific, Inc.	17,141
		67,556
	Machinery — 4.0%
189	Cummins, Inc.	35,757
103	Parker-Hannifin Corp.	27,895
See Notes to Financial Statements.
58

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Value Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2022 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Machinery — (Continued)
156	Snap-on, Inc.	$ 33,148
		96,800
	Media — 3.5%
413	Fox Corp. - Class A	14,802
746	Fox Corp. - Class B	24,797
1,422	Interpublic Group of Cos., Inc. (The)	46,386
		85,985
	Metals & Mining — 3.5%
380	Nucor Corp.	58,817
137	Reliance Steel & Aluminum Co.	27,160
		85,977
	Multi-Utilities — 2.6%
399	Sempra Energy	64,383
	Oil, Gas & Consumable Fuels — 4.1%
522	ConocoPhillips	49,862
2,116	Kinder Morgan, Inc.	38,405
151	Phillips 66	13,101
		101,368
	Pharmaceuticals — 6.1%
817	Bristol-Myers Squibb Co.	61,496
521	Elanco Animal Health, Inc.[1]	13,186
167	Merck & Co., Inc.	14,811
1,202	Pfizer, Inc.	58,982
		148,475
	Professional Services — 1.2%
144	Leidos Holdings, Inc.	14,906
140	Robert Half International, Inc.	13,763
		28,669
	Real Estate Management & Development — 2.6%
438	CBRE Group, Inc. - Class A1	36,372
128	Jones Lang LaSalle, Inc.[1]	27,997
		64,369
	Road & Rail — 1.2%
866	CSX Corp.	29,738
	Semiconductors & Semiconductor Equipment — 3.1%
116	Applied Materials, Inc.	12,801
645	Intel Corp.	28,115
505	Micron Technology, Inc.	34,436
		75,352
	Software — 1.0%
225	VMware, Inc. - Class A	24,309
	Specialty Retail — 0.6%
151	Best Buy Co., Inc.	13,579
	Technology Hardware, Storage & Peripherals — 2.3%
2,388	Hewlett Packard Enterprise Co.	36,799
544	HP, Inc.	19,927
		56,726
See Notes to Financial Statements.
59

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Value Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2022 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Textiles, Apparel & Luxury Goods — 1.4%
113	Ralph Lauren Corp. - Class A	$ 11,790
718	Tapestry, Inc.	23,637
		35,427
	Thrifts & Mortgage Finance — 0.4%
1,101	New York Community Bancorp, Inc.	10,173
	TOTAL COMMON STOCKS (Cost $2,062,911)	2,444,538
Face Amount
REPURCHASE AGREEMENT* — 0.3%
$6,097	With Fixed Income Clearing Corp., dated 4/29/22, 0.00%, principal and interest in the amount of $6,097, due 5/2/22, (collateralized by a U.S. Treasury Note with a par value of $6,200, coupon rate of 2.875%, due 08/15/28, market value of $6,227)	6,097
	TOTAL REPURCHASE AGREEMENT (Cost $6,097)	6,097
TOTAL INVESTMENTS (Cost $2,069,008)	100.0%	$2,450,635
OTHER ASSETS IN EXCESS OF LIABILITIES	0.0	208
NET ASSETS	100.0%	$2,450,843

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
See Notes to Financial Statements.
60

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Value Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2022 - (Unaudited)
INDUSTRY DIVERSIFICATION
On April 30, 2022, industry diversification of the Portfolio was as follows:
	% of Net Assets	Value
INDUSTRIES:
Health Care Providers & Services	8.2%	$ 201,763
Pharmaceuticals	6.1	148,475
Banks	5.9	145,003
Capital Markets	5.6	138,248
Insurance	4.4	108,273
Oil, Gas & Consumable Fuels	4.1	101,368
Machinery	4.0	96,800
Diversified Telecommunication Services	3.6	89,366
Equity Real Estate Investment Trusts	3.6	88,994
Media	3.5	85,985
Metals & Mining	3.5	85,977
Food Products	3.4	83,777
Consumer Finance	3.4	82,437
IT Services	3.1	77,119
Semiconductors & Semiconductor Equipment	3.1	75,352
Life Sciences Tools & Services	2.8	67,556
Multi-Utilities	2.6	64,383
Real Estate Management & Development	2.6	64,369
Energy Equipment & Services	2.5	60,179
Technology Hardware, Storage & Peripherals	2.3	56,726
Household Products	2.2	53,463
Aerospace & Defense	2.2	52,983
Electric Utilities	1.7	42,786
Food & Staples Retailing	1.7	41,088
Textiles, Apparel & Luxury Goods	1.4	35,427
Road & Rail	1.2	29,738
Professional Services	1.2	28,669
Independent Power & Renewable Electricity Producer	1.1	26,546
Household Durables	1.1	26,238
Containers & Packaging	1.0	25,084
Software	1.0	24,309
Biotechnology	0.9	22,131
Communications Equipment	0.7	17,094
Interactive Media & Service	0.7	15,975
Building Products	0.6	13,680
Specialty Retail	0.6	13,579
Diversified Financial Services	0.5	13,233
Chemicals	0.5	11,910
Automobiles	0.4	10,931
Thrifts & Mortgage Finance	0.4	10,173
Entertainment	0.3	7,351
TOTAL COMMON STOCKS	99.7%	$2,444,538
REPURCHASE AGREEMENT	0.3	6,097
TOTAL INVESTMENTS	100.0%	$2,450,635
See Notes to Financial Statements.
61

THE GLENMEDE FUND, INC.

Quantitative U.S. Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2022 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.2%
	Air Freight & Logistics — 0.9%
180	Atlas Air Worldwide Holdings, Inc.[1]	$ 12,409
	Automobiles — 0.7%
176	Winnebago Industries, Inc.	9,360
	Banks — 8.7%
149	Ameris Bancorp	6,213
281	BankUnited, Inc.	10,549
702	Brookline Bancorp, Inc.	10,151
122	Camden National Corp.	5,460
519	Central Pacific Financial Corp.	12,549
333	Eastern Bankshares, Inc.	6,380
337	Financial Institutions, Inc.	9,382
1,455	First BanCorp	19,803
211	First Financial Corp.	8,993
334	Hanmi Financial Corp.	7,732
268	Heartland Financial USA, Inc.	11,730
853	Hope Bancorp, Inc.	12,198
354	Lakeland Bancorp, Inc.	5,321
		126,461
	Biotechnology — 6.2%
720	Alector, Inc.[1]	6,912
375	AnaptysBio, Inc.[1]	8,775
814	Atara Biotherapeutics, Inc.[1]	5,177
2,600	Catalyst Pharmaceuticals, Inc.[1]	19,812
862	Intercept Pharmaceuticals, Inc.[1,2]	13,542
175	iTeos Therapeutics, Inc.[1]	4,671
279	Prothena Corp. PLC[1]	8,136
664	uniQure N.V.[1]	9,920
621	Vanda Pharmaceuticals, Inc.[1]	6,160
3,084	Viking Therapeutics, Inc.[1,2]	7,340
		90,445
	Building Products — 1.6%
263	Griffon Corp.	4,921
337	Quanex Building Products Corp.	6,477
504	Resideo Technologies, Inc.[1]	11,335
		22,733
	Capital Markets — 1.0%
471	Donnelley Financial Solutions, Inc.[1]	13,786
	Chemicals — 2.0%
148	Minerals Technologies, Inc.	9,414
218	Trinseo PLC	10,344
557	Tronox Holdings PLC	9,581
		29,339
	Commercial Services & Supplies — 1.7%
278	ABM Industries, Inc.	13,419
727	ACCO Brands Corp.	5,329
859	GEO Group, Inc. (The)[1,2]	5,609
		24,357
	Communications Equipment — 1.4%
1,347	Harmonic, Inc.[1]	11,180
281	NetScout Systems, Inc.[1]	8,655
		19,835
See Notes to Financial Statements.
62

THE GLENMEDE FUND, INC.

Quantitative U.S. Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2022 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Construction & Engineering — 0.8%
135	Comfort Systems USA, Inc.	$ 11,397
	Consumer Finance — 0.9%
1,789	EZCORP, Inc. - Class A1	12,523
	Diversified Consumer Services — 1.4%
541	Laureate Education, Inc.	6,130
375	Stride, Inc.[1]	14,737
		20,867
	Diversified Telecommunication Services — 1.5%
480	EchoStar Corp. - Class A1	11,208
1,164	Liberty Latin America, Ltd. - Class C1	10,755
		21,963
	Electric Utilities — 0.4%
101	Otter Tail Corp.	5,854
	Electronic Equipment, Instruments & Components — 2.3%
649	Knowles Corp.[1]	12,019
230	Sanmina Corp.[1]	9,405
528	TTM Technologies, Inc.[1]	7,366
252	Vishay Intertechnology, Inc.	4,695
		33,485
	Energy Equipment & Services — 2.3%
895	Oceaneering International, Inc.[1]	10,141
1,254	US Silica Holdings, Inc.[1]	23,299
		33,440
	Equity Real Estate Investment Trusts — 7.7%
153	Centerspace REIT	14,116
822	City Office REIT, Inc.	12,199
82	EastGroup Properties, Inc.	15,375
343	Essential Properties Realty Trust, Inc. REIT	8,232
297	Kite Realty Group Trust	6,623
331	National Storage Affiliates Trust	18,735
464	Outfront Media, Inc.	11,878
1,367	Paramount Group, Inc. REIT	13,000
322	STAG Industrial, Inc.	12,017
		112,175
	Food & Staples Retailing — 1.2%
265	SpartanNash Co.	9,084
289	Sprouts Farmers Market, Inc.[1]	8,612
		17,696
	Gas Utilities — 2.0%
267	Northwest Natural Holding Co.	12,771
177	Southwest Gas Holdings, Inc.	15,595
		28,366
	Health Care Equipment & Supplies — 1.5%
1,500	Accuray, Inc.[1]	3,990
363	Meridian Bioscience, Inc.[1]	9,289
439	Varex Imaging Corp.[1]	8,714
		21,993
	Health Care Providers & Services — 3.8%
2,338	Brookdale Senior Living, Inc.[1]	14,449
See Notes to Financial Statements.
63

THE GLENMEDE FUND, INC.

Quantitative U.S. Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2022 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Health Care Providers & Services — (Continued)
369	Covetrus, Inc.[1]	$ 5,092
310	Owens & Minor, Inc.	11,002
615	Select Medical Holdings Corp.	13,905
150	Tenet Healthcare Corp.[1]	10,877
		55,325
	Health Care Technology — 1.0%
730	Allscripts Healthcare Solutions, Inc.[1]	15,082
	Hotels, Restaurants & Leisure — 1.4%
270	Everi Holdings, Inc.[1]	4,687
687	International Game Technology PLC[2]	14,997
		19,684
	Household Durables — 3.9%
199	Century Communities, Inc.	10,491
126	Meritage Homes Corp.[1]	10,401
208	Skyline Champion Corp.[1]	10,616
476	Taylor Morrison Home Corp.[1]	12,467
629	Tri Pointe Homes, Inc.[1]	13,002
		56,977
	Household Products — 0.4%
135	Central Garden & Pet Co.[1]	5,912
	Insurance — 2.3%
534	CNO Financial Group, Inc.	12,891
2,683	Genworth Financial, Inc. - Class A1	9,954
209	Stewart Information Services Corp.	10,784
		33,629
	Interactive Media & Service — 0.8%
367	Yelp, Inc.[1]	11,938
	IT Services — 4.8%
1,611	Conduent, Inc.[1]	9,070
122	CSG Systems International, Inc.	7,499
231	EVERTEC, Inc.	9,101
120	ExlService Holdings, Inc.[1]	16,338
710	Hackett Group, Inc. (The)	16,678
758	Verra Mobility Corp.[1]	10,635
		69,321
	Leisure Equipment & Products — 1.1%
453	Vista Outdoor, Inc.[1]	15,959
	Machinery — 1.1%
173	Altra Industrial Motion Corp.	6,747
239	Hillenbrand, Inc.	9,756
		16,503
	Media — 1.4%
544	EW Scripps Co. (The) - Class A1	8,954
628	Gray Television, Inc.	11,631
		20,585
	Metals & Mining — 2.1%
420	Commercial Metals Co.	17,220
203	Warrior Met Coal, Inc.	6,916
See Notes to Financial Statements.
64

THE GLENMEDE FUND, INC.

Quantitative U.S. Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2022 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Metals & Mining — (Continued)
116	Worthington Industries, Inc.	$ 5,518
		29,654
	Mortgage Real Estate Investment Trusts — 1.4%
753	Chimera Investment Corp.	7,545
849	Ready Capital Corp. REIT	12,370
		19,915
	Multi-Utilities — 1.0%
274	Unitil Corp.	13,974
	Oil, Gas & Consumable Fuels — 5.8%
1,043	Comstock Resources, Inc.[1]	17,762
706	CVR Energy, Inc.	17,699
990	Dorian LPG, Ltd.	14,573
593	PBF Energy, Inc. - Class A1	17,233
527	Teekay Tankers, Ltd. - Class A1	8,437
363	World Fuel Services Corp.	8,792
		84,496
	Personal Products — 0.7%
249	Nu Skin Enterprises, Inc. - Class A	10,617
	Pharmaceuticals — 2.2%
4,553	Endo International PLC[1]	9,106
227	Prestige Consumer Healthcare, Inc.[1]	12,408
395	Supernus Pharmaceuticals, Inc.[1]	11,020
		32,534
	Professional Services — 2.1%
314	Heidrick & Struggles International, Inc.	10,036
140	Kforce, Inc.	9,807
395	TrueBlue, Inc.[1]	10,100
		29,943
	Real Estate Management & Development — 0.6%
752	Realogy Holdings Corp.[1]	8,242
	Semiconductors & Semiconductor Equipment — 3.0%
471	Amkor Technology, Inc.	8,859
160	Diodes, Inc.[1]	11,685
192	Kulicke & Soffa Industries, Inc.	8,911
957	Photronics, Inc.[1]	14,345
		43,800
	Software — 3.2%
453	ACI Worldwide, Inc.[1]	12,512
780	ChannelAdvisor Corp.[1]	11,318
222	Progress Software Corp.	10,652
734	Xperi Holding Corp.	11,450
		45,932
	Specialty Retail — 2.3%
190	Abercrombie & Fitch Co. - Class A1	6,570
62	Group 1 Automotive, Inc.	10,797
239	MarineMax, Inc.[1]	9,780
88	Signet Jewelers, Ltd.	6,177
		33,324
See Notes to Financial Statements.
65

THE GLENMEDE FUND, INC.

Quantitative U.S. Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2022 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Thrifts & Mortgage Finance — 0.9%
576	Provident Financial Services, Inc.	$ 12,747
	Tobacco — 0.6%
283	Turning Point Brands, Inc.	8,883
	Trading Companies & Distributors — 5.1%
194	Boise Cascade Co.	14,663
530	MRC Global, Inc.[1]	6,355
1,707	NOW, Inc.[1]	18,606
215	Rush Enterprises, Inc. - Class A	10,939
185	WESCO International, Inc.[1]	22,803
		73,366
	TOTAL COMMON STOCKS (Cost $1,272,852)	1,436,826
Face Amount
REPURCHASE AGREEMENT* — 0.8%
$12,349	With Fixed Income Clearing Corp., dated 4/29/22, 0.00%, principal and interest in the amount of $12,349, due 5/2/22, (collateralized by a U.S. Treasury Note with a par value of $12,600, coupon rate of 2.875%, due 08/15/28, market value of $12,655)	12,349
	TOTAL REPURCHASE AGREEMENT (Cost $12,349)	12,349
Shares
INVESTMENT OF SECURITY LENDING COLLATERAL* — 1.7%
24,335	State Street Navigator Securities Lending Government Money Market Portfolio[3]	24,335
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $24,335)	24,335
TOTAL INVESTMENTS (Cost $1,309,536)	101.7%	$1,473,510
LIABILITIES IN EXCESS OF OTHER ASSETS	(1.7)	(24,575)
NET ASSETS	100.0%	$1,448,935

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Represents an investment of securities lending cash collateral.
See Notes to Financial Statements.
66

THE GLENMEDE FUND, INC.

Quantitative U.S. Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2022 - (Unaudited)
INDUSTRY DIVERSIFICATION
On April 30, 2022, industry diversification of the Portfolio was as follows:
	% of Net Assets	Value
INDUSTRIES:
Banks	8.7%	$ 126,461
Equity Real Estate Investment Trusts	7.7	112,175
Biotechnology	6.2	90,445
Oil, Gas & Consumable Fuels	5.8	84,496
Trading Companies & Distributors	5.1	73,366
IT Services	4.8	69,321
Household Durables	3.9	56,977
Health Care Providers & Services	3.8	55,325
Software	3.2	45,932
Semiconductors & Semiconductor Equipment	3.0	43,800
Insurance	2.3	33,629
Electronic Equipment, Instruments & Components	2.3	33,485
Energy Equipment & Services	2.3	33,440
Specialty Retail	2.3	33,324
Pharmaceuticals	2.2	32,534
Professional Services	2.1	29,943
Metals & Mining	2.1	29,654
Chemicals	2.0	29,339
Gas Utilities	2.0	28,366
Commercial Services & Supplies	1.7	24,357
Building Products	1.6	22,733
Health Care Equipment & Supplies	1.5	21,993
Diversified Telecommunication Services	1.5	21,963
Diversified Consumer Services	1.4	20,867
Media	1.4	20,585
Mortgage Real Estate Investment Trusts	1.4	19,915
Communications Equipment	1.4	19,835
Hotels, Restaurants & Leisure	1.4	19,684
Food & Staples Retailing	1.2	17,696
Machinery	1.1	16,503
Leisure Equipment & Products	1.1	15,959
Health Care Technology	1.0	15,082
Multi-Utilities	1.0	13,974
Capital Markets	1.0	13,786
Thrifts & Mortgage Finance	0.9	12,747
Consumer Finance	0.9	12,523
Air Freight & Logistics	0.9	12,409
Interactive Media & Service	0.8	11,938
Construction & Engineering	0.8	11,397
Personal Products	0.7	10,617
Automobiles	0.7	9,360
Tobacco	0.6	8,883
Real Estate Management & Development	0.6	8,242
Household Products	0.4	5,912
Electric Utilities	0.4	5,854
TOTAL COMMON STOCKS	99.2%	$1,436,826
REPURCHASE AGREEMENT	0.8	12,349
INVESTMENT OF SECURITY LENDING COLLATERAL	1.7	24,335
TOTAL INVESTMENTS	101.7%	$1,473,510
See Notes to Financial Statements.
67

THE GLENMEDE FUND, INC.

Quantitative International Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2022 - (Unaudited)
Shares		Value
COMMON STOCKS* — 97.1%
	Japan — 17.3%
30,300	Astellas Pharma, Inc.	$ 461,825
30,300	Canon, Inc.	699,276
12,615	Daito Trust Construction Co., Ltd., Sponsored ADR[1]	309,067
10,800	Daiwa House Industry Co, Ltd.	261,563
59,600	ENEOS Holdings, Inc.	209,513
17,600	Japan Tobacco, Inc.	301,550
4,800	KDDI Corp.	160,339
26,700	Marubeni Corp.	292,666
17,151	Nitto Denko Corp., Unsponsored ADR[1]	575,073
26,000	Sekisui House, Ltd.	452,583
8,300	SoftBank Corp.	96,895
28,900	SUMCO Corp.	422,449
111,200	Sumitomo Chemical Co, Ltd.	472,134
8,700	Suntory Beverage & Food, Ltd.	343,911
		5,058,844
	France — 13.2%
1,600	Arkema SA	184,236
4,251	Capgemini SE	879,429
8,600	Cie de Saint-Gobain	511,058
3,900	Eiffage SA	388,555
5,595	Publicis Groupe SA	339,863
7,582	Sanofi	809,302
4,900	Sodexo SA	372,807
7,490	TotalEnergies SE, Sponsored ADR	373,152
		3,858,402
	Canada — 11.3%
5,900	Alimentation Couche-Tard, Inc.	262,656
2,200	Bank of Montreal	332,623
10,660	Bank of Nova Scotia (The)[1]	674,991
5,100	Canadian Imperial Bank of Commerce	563,813
1,800	CGI, Inc.[2]	143,535
8,937	Manulife Financial Corp.	174,754
19,456	Manulife Financial Corp.[1]	380,559
2,500	Thomson Reuters Corp.	249,951
7,100	Toronto-Dominion Bank (The)	512,832
		3,295,714
	Switzerland — 10.5%
24,910	ABB, Ltd., Sponsored ADR	744,062
7,862	Adecco Group AG, Unsponsored ADR	151,422
3,800	Cie Financiere Richemont SA	451,195
1,860	Roche Holding AG	692,947
996	Swisscom AG	590,586
25,500	UBS Group AG	438,173
		3,068,385
	Germany — 8.8%
700	Allianz SE	159,656
3,600	Bayerische Motoren Werke AG	298,167
29,725	Daimler AG, Unsponsored ADR	518,850
9,639	Deutsche Post AG	416,102
3,500	GEA Group AG	137,244
2,600	HeidelbergCement AG	151,571
13,900	Infineon Technologies AG	402,521
1,400	LEG Immobilien SE	144,148
See Notes to Financial Statements.
68

THE GLENMEDE FUND, INC.

Quantitative International Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2022 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Germany — (Continued)
2,800	Siemens AG	$ 347,906
		2,576,165
	United Kingdom — 7.8%
197,700	Barclays PLC	368,422
10,300	Burberry Group PLC	206,062
11,618	Schroders PLC	414,897
9,200	SSE PLC	216,158
10,612	Unilever PLC, Sponsored ADR	490,911
278,700	Vodafone Group PLC	425,939
11,700	WPP PLC	147,858
		2,270,247
	Australia — 6.7%
6,500	ASX, Ltd.[1]	398,039
56,300	Aurizon Holdings, Ltd.	160,309
11,000	Coles Group, Ltd.	145,337
226,388	Medibank Pvt, Ltd.	511,854
9,885	Sonic Healthcare, Ltd., Sponsored ADR[1]	262,149
54,800	South32, Ltd.	184,689
35,826	Suncorp Group, Ltd.	290,085
		1,952,462
	Spain — 5.2%
45,000	Iberdrola SA	522,675
7,000	Industria de Diseno Textil SA	148,432
54,587	Repsol SA	822,624
2,543	Telefonica SA	12,429
		1,506,160
	Denmark — 4.7%
28,107	Carlsberg AS, Sponsored ADR	715,323
2,600	Novo Nordisk AS	299,520
4,000	Pandora AS	356,819
		1,371,662
	United States — 2.3%
29,729	GlaxoSmithKline PLC	671,768
	Hong Kong — 2.1%
64,300	CK Asset Holdings, Ltd.	437,571
231,900	WH Group, Ltd.	161,062
		598,633
	Singapore — 1.7%
23,415	United Overseas Bank, Ltd.	507,767
	South Africa — 1.6%
10,400	Anglo American PLC	468,958
	Israel — 1.2%
32,900	ICL Group, Ltd. - Class G	363,388
	Netherlands — 1.0%
44,600	Koninklijke KPN N.V.	154,562
2,300	Randstad N.V.	123,406
		277,968
	Norway — 0.7%
5,600	Equinor ASA	191,685
See Notes to Financial Statements.
69

THE GLENMEDE FUND, INC.

Quantitative International Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2022 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Sweden — 0.5%
18,700	Swedish Match AB	$ 149,761
	Portugal — 0.5%
6,500	Jeronimo Martins SGPS SA	135,772
	TOTAL COMMON STOCKS (Cost $28,863,611)	28,323,741
INVESTMENT OF SECURITY LENDING COLLATERAL* — 2.5%
733,234	State Street Navigator Securities Lending Government Money Market Portfolio[3]	733,234
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $733,234)	733,234
Face Amount
REPURCHASE AGREEMENT*—0.6%
$170,416	With Fixed Income Clearing Corp., dated 4/29/22, 0.00%, principal and interest in the amount of $170,416, due 5/2/22, (collateralized by a a U.S. Treasury Note with a par value of $173,100, coupon rate of 2.875%, due 08/15/28, market value of $173,853)	170,416
	TOTAL REPURCHASE AGREEMENT (Cost $170,416)	170,416
TOTAL INVESTMENTS (Cost $29,767,261)	100.2%	$29,227,391
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.2)	(69,179)
NET ASSETS	100.0%	$29,158,212

*	Percentages indicated are based on net assets.
[1]	Securities or partial securities on loan. See Note 1.
[2]	Non income-producing security.
[3]	Represents an investment of securities lending cash collateral.

Abbreviations:
ADR — American Depositary Receipt
See Notes to Financial Statements.
70

THE GLENMEDE FUND, INC.

Quantitative International Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2022 - (Unaudited)
INDUSTRY DIVERSIFICATION
On April 30, 2022, industry diversification of the Portfolio was as follows:
	% of Net Assets	Value
INDUSTRIES:
Banks	10.1%	$ 2,960,448
Pharmaceuticals	10.1	2,935,362
Oil, Gas & Consumable Fuels	5.5	1,596,974
Chemicals	5.4	1,594,831
Insurance	5.2	1,516,908
Capital Markets	4.3	1,251,109
Real Estate Management & Development	4.0	1,152,349
Beverages	3.7	1,059,234
IT Services	3.5	1,022,964
Textiles, Apparel & Luxury Goods	3.4	1,014,076
Semiconductors & Semiconductor Equipment	2.8	824,970
Automobiles	2.8	817,017
Diversified Telecommunication Services	2.7	757,577
Electrical Equipment	2.6	744,062
Electric Utilities	2.5	738,833
Technology Hardware, Storage & Peripherals	2.4	699,276
Wireless Telecommunication Services	2.3	683,173
Metals & Mining	2.2	653,647
Food & Staples Retailing	1.9	543,765
Professional Services	1.8	524,779
Building Products	1.7	511,058
Personal Products	1.7	490,911
Media	1.7	487,721
Household Durables	1.6	452,583
Tobacco	1.5	451,311
Air Freight & Logistics	1.4	416,102
Construction & Engineering	1.3	388,555
Hotels, Restaurants & Leisure	1.3	372,807
Industrial Conglomerates	1.2	347,906
Trading Companies & Distributors	1.0	292,666
Health Care Providers & Services	0.9	262,149
Food Products	0.6	161,062
Road & Rail	0.5	160,309
Construction Materials	0.5	151,571
Specialty Retail	0.5	148,432
Machinery	0.5	137,244
TOTAL COMMON STOCKS	97.1%	$28,323,741
REPURCHASE AGREEMENT	0.6	170,416
INVESTMENT OF SECURITY LENDING COLLATERAL	2.5	733,234
TOTAL INVESTMENTS	100.2%	$29,227,391
See Notes to Financial Statements.
71

THE GLENMEDE FUND, INC.

Responsible ESG U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2022 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.5%
	Auto Components — 0.9%
6,923	BorgWarner, Inc.	$ 254,974
	Automobiles — 0.9%
7,600	Harley-Davidson, Inc.	277,020
	Banks — 3.5%
3,549	Citizens Financial Group, Inc.	139,831
23,006	Regions Financial Corp.	476,684
6,986	Zions Bancorp N.A.	394,779
		1,011,294
	Biotechnology — 3.5%
2,144	Amgen, Inc.	499,959
780	Regeneron Pharmaceuticals, Inc.[1]	514,106
		1,014,065
	Building Products — 0.8%
6,318	Carrier Global Corp.	241,790
	Capital Markets — 1.8%
3,019	Bank of New York Mellon Corp. (The)	126,979
5,595	Franklin Resources, Inc.	137,581
1,230	Intercontinental Exchange, Inc.	142,446
3,829	Janus Henderson Group PLC	116,708
		523,714
	Chemicals — 1.2%
5,518	Dow, Inc.	366,947
	Communications Equipment — 1.6%
6,458	Ciena Corp.[1]	356,288
664	F5, Inc.[1]	111,160
		467,448
	Consumer Finance — 3.5%
1,500	Capital One Financial Corp.	186,930
25,974	SLM Corp.	434,545
10,947	Synchrony Financial	402,959
		1,024,434
	Containers & Packaging — 0.8%
1,496	Packaging Corp. of America	241,110
	Diversified Consumer Services — 0.6%
2,638	Service Corp. International	173,079
	Diversified Telecommunication Services — 3.1%
24,496	AT&T, Inc.	461,995
9,317	Verizon Communications, Inc.	431,377
		893,372
	Electronic Equipment, Instruments & Components — 2.8%
5,577	Corning, Inc.	196,255
1,674	Keysight Technologies, Inc.[1]	234,812
5,682	Trimble, Inc.[1]	378,989
		810,056
	Energy Equipment & Services — 1.6%
15,096	Baker Hughes Co., Class A	468,278
	Equity Real Estate Investment Trusts — 1.8%
672	American Tower Corp.	161,965
See Notes to Financial Statements.
72

THE GLENMEDE FUND, INC.

Responsible ESG U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2022 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Equity Real Estate Investment Trusts — (Continued)
2,000	Crown Castle International Corp.	$ 370,420
		532,385
	Food & Staples Retailing — 1.5%
8,165	Kroger Co. (The)	440,583
	Food Products — 3.5%
8,143	General Mills, Inc.	575,954
4,862	Tyson Foods, Inc. - Class A	452,944
		1,028,898
	Health Care Providers & Services — 4.6%
2,711	AmerisourceBergen Corp.	410,147
1,152	Anthem, Inc.	578,224
1,426	Cigna Corp.	351,908
		1,340,279
	Health Care Technology — 1.3%
4,036	Cerner Corp.	377,931
	Hotels, Restaurants & Leisure — 1.4%
76	Booking Holdings, Inc.[1]	167,984
10,880	International Game Technology PLC[2]	237,510
		405,494
	Household Durables — 0.5%
32	NVR, Inc.[1]	140,039
	Household Products — 0.6%
1,871	Church & Dwight Co., Inc.	182,535
	Independent Power & Renewable Electricity Producer — 1.3%
18,912	AES Corp. (The)	386,183
	Insurance — 2.6%
2,603	American International Group, Inc.	152,302
9,094	MetLife, Inc.	597,294
		749,596
	Interactive Media & Service — 2.1%
276	Alphabet, Inc. - Class A1	629,885
	Internet & Direct Marketing Retail — 1.7%
9,492	eBay, Inc.	492,825
	IT Services — 5.6%
4,630	Akamai Technologies, Inc.[1]	519,856
728	Automatic Data Processing, Inc.	158,835
2,813	Cognizant Technology Solutions Corp. - Class A	227,572
5,075	Fidelity National Information Services, Inc.	503,186
816	Gartner, Inc.[1]	237,089
		1,646,538
	Life Sciences Tools & Services — 3.7%
2,455	Agilent Technologies, Inc.	292,807
245	Mettler-Toledo International, Inc.[1]	312,995
877	Thermo Fisher Scientific, Inc.	484,911
		1,090,713
	Machinery — 3.1%
1,372	Cummins, Inc.	259,569
2,100	Oshkosh Corp.	194,124
See Notes to Financial Statements.
73

THE GLENMEDE FUND, INC.

Responsible ESG U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2022 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Machinery — (Continued)
8,700	Pentair PLC	$ 441,525
		895,218
	Media — 4.2%
14,762	Interpublic Group of Cos., Inc. (The)	481,536
6,135	Omnicom Group, Inc.	467,058
9,400	Paramount Global - Class B2	273,728
		1,222,322
	Metals & Mining — 0.8%
1,600	Nucor Corp.	247,648
	Multi-Utilities — 1.8%
17,781	NiSource, Inc.	517,783
	Oil, Gas & Consumable Fuels — 2.7%
2,358	Chevron Corp.	369,428
22,757	Kinder Morgan, Inc.	413,039
		782,467
	Personal Products — 0.5%
566	Estee Lauder Cos., Inc. (The) - Class A	149,458
	Pharmaceuticals — 0.5%
810	Zoetis, Inc.	143,573
	Professional Services — 0.7%
2,178	Robert Half International, Inc.	214,119
	Real Estate Management & Development — 2.5%
6,194	CBRE Group, Inc. - Class A1	514,350
1,040	Jones Lang LaSalle, Inc.[1]	227,479
		741,829
	Road & Rail — 1.1%
4,668	CSX Corp.	160,299
3,136	Knight-Swift Transportation Holdings, Inc.	150,183
		310,482
	Semiconductors & Semiconductor Equipment — 4.7%
4,157	Advanced Micro Devices, Inc.[1]	355,507
6,245	Applied Materials, Inc.	689,136
7,716	Intel Corp.	336,340
		1,380,983
	Software — 9.2%
514	Adobe, Inc.[1]	203,518
4,176	Cadence Design Systems, Inc.[1]	629,949
7,352	Dropbox, Inc. - Class A1	159,906
2,184	Fortinet, Inc.[1]	631,198
2,155	Microsoft Corp.	598,056
1,620	Synopsys, Inc.[1]	464,600
		2,687,227
	Specialty Retail — 3.5%
4,774	Best Buy Co., Inc.	429,325
1,411	Dick’s Sporting Goods, Inc.[2]	136,049
716	Lowe’s Cos., Inc.	141,575
2,455	Williams-Sonoma, Inc.[2]	320,328
		1,027,277
See Notes to Financial Statements.
74

THE GLENMEDE FUND, INC.

Responsible ESG U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2022 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Technology Hardware, Storage & Peripherals — 3.4%
19,100	Hewlett Packard Enterprise Co.	$ 294,331
14,636	HP, Inc.	536,117
2,270	NetApp, Inc.	166,277
		996,725
	Textiles, Apparel & Luxury Goods — 2.0%
1,900	PVH Corp.	138,282
4,209	Ralph Lauren Corp. - Class A	439,168
		577,450
	TOTAL COMMON STOCKS (Cost $24,155,228)	29,106,026
Face Amount
REPURCHASE AGREEMENT* — 0.5%
$ 149,797	With Fixed Income Clearing Corp., dated 4/29/22, 0.00%, principal and interest in the amount of $149,797, due 5/2/22, (collateralized by a U.S. Treasury Note with a par value of $166,700, coupon rate of 1.500%, due 11/30/28, market value of $152,798)	149,797
	TOTAL REPURCHASE AGREEMENT (Cost $149,797)	149,797
Shares
INVESTMENT OF SECURITY LENDING COLLATERAL* — 3.5%
1,002,883	State Street Navigator Securities Lending Government Money Market Portfolio[3]	1,002,883
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $1,002,883)	1,002,883
TOTAL INVESTMENTS (Cost $25,307,908)	103.5%	$30,258,706
LIABILITIES IN EXCESS OF OTHER ASSETS	(3.5)	(1,013,127)
NET ASSETS	100.0%	$29,245,579

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Represents an investment of securities lending cash collateral.
See Notes to Financial Statements.
75

THE GLENMEDE FUND, INC.

Responsible ESG U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2022 - (Unaudited)
INDUSTRY DIVERSIFICATION
On April 30, 2022, industry diversification of the Portfolio was as follows:
	% of Net Assets	Value
INDUSTRIES:
Software	9.2%	$ 2,687,227
IT Services	5.6	1,646,538
Semiconductors & Semiconductor Equipment	4.7	1,380,983
Health Care Providers & Services	4.6	1,340,279
Media	4.2	1,222,322
Life Sciences Tools & Services	3.7	1,090,713
Food Products	3.5	1,028,898
Specialty Retail	3.5	1,027,277
Consumer Finance	3.5	1,024,434
Biotechnology	3.5	1,014,065
Banks	3.5	1,011,294
Technology Hardware, Storage & Peripherals	3.4	996,725
Machinery	3.1	895,218
Diversified Telecommunication Services	3.1	893,372
Electronic Equipment, Instruments & Components	2.8	810,056
Oil, Gas & Consumable Fuels	2.7	782,467
Insurance	2.6	749,596
Real Estate Management & Development	2.5	741,829
Interactive Media & Service	2.1	629,885
Textiles, Apparel & Luxury Goods	2.0	577,450
Equity Real Estate Investment Trusts	1.8	532,385
Capital Markets	1.8	523,714
Multi-Utilities	1.8	517,783
Internet & Direct Marketing Retail	1.7	492,825
Energy Equipment & Services	1.6	468,278
Communications Equipment	1.6	467,448
Food & Staples Retailing	1.5	440,583
Hotels, Restaurants & Leisure	1.4	405,494
Independent Power & Renewable Electricity Producer	1.3	386,183
Health Care Technology	1.3	377,931
Chemicals	1.2	366,947
Road & Rail	1.1	310,482
Automobiles	0.9	277,020
Auto Components	0.9	254,974
Metals & Mining	0.8	247,648
Building Products	0.8	241,790
Containers & Packaging	0.8	241,110
Professional Services	0.7	214,119
Household Products	0.6	182,535
Diversified Consumer Services	0.6	173,079
Personal Products	0.5	149,458
Pharmaceuticals	0.5	143,573
Household Durables	0.5	140,039
TOTAL COMMON STOCKS	99.5%	$29,106,026
REPURCHASE AGREEMENT	0.5	149,797
INVESTMENT OF SECURITY LENDING COLLATERAL	3.5	1,002,883
TOTAL INVESTMENTS	103.5%	$30,258,706
See Notes to Financial Statements.
76

THE GLENMEDE FUND, INC.

Women in Leadership U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2022 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.1%
	Aerospace & Defense — 2.8%
1,875	General Dynamics Corp.	$ 443,494
537	Northrop Grumman Corp.	235,958
		679,452
	Auto Components — 1.0%
6,740	BorgWarner, Inc.	248,234
	Banks — 2.9%
23,345	KeyCorp	450,792
11,755	Regions Financial Corp.	243,564
		694,356
	Beverages — 0.6%
2,448	Coca-Cola Co. (The)	158,165
	Biotechnology — 3.7%
2,765	Amgen, Inc.	644,770
931	Vertex Pharmaceuticals, Inc.[1]	254,368
		899,138
	Capital Markets — 4.0%
19,331	Franklin Resources, Inc.	475,349
4,215	Intercontinental Exchange, Inc.	488,139
		963,488
	Chemicals — 3.3%
2,891	Corteva, Inc.	166,782
9,585	Dow, Inc.	637,402
		804,184
	Communications Equipment — 0.5%
2,500	Cisco Systems, Inc.	122,450
	Consumer Finance — 1.9%
12,478	Synchrony Financial	459,315
	Diversified Telecommunication Services — 2.8%
10,300	AT&T, Inc.	194,258
10,593	Verizon Communications, Inc.	490,456
		684,714
	Energy Equipment & Services — 2.1%
16,036	Baker Hughes Co., Class A	497,437
	Equity Real Estate Investment Trusts — 2.7%
2,176	American Tower Corp.	524,460
326	Public Storage	121,109
		645,569
	Food & Staples Retailing — 0.7%
3,092	Kroger Co. (The)	166,844
	Food Products — 2.7%
6,482	General Mills, Inc.	458,472
838	Hershey Co. (The)	189,195
		647,667
	Gas Utilities — 1.3%
9,175	UGI Corp.	314,702
	Health Care Providers & Services — 5.2%
326	Anthem, Inc.	163,629
See Notes to Financial Statements.
77

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Women in Leadership U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2022 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Health Care Providers & Services — (Continued)
4,700	Cardinal Health, Inc.	$ 272,835
3,090	CVS Health Corp.	297,042
3,845	Quest Diagnostics, Inc.	514,615
		1,248,121
	Hotels, Restaurants & Leisure — 2.0%
2,752	Expedia Group, Inc.[1]	480,912
	Household Products — 2.2%
3,285	Procter & Gamble Co. (The)	527,407
	Insurance — 2.5%
5,529	Fidelity National Financial, Inc.	220,165
3,219	MetLife, Inc.	211,424
6,100	Unum Group	186,172
		617,761
	Interactive Media & Services — 3.5%
270	Alphabet, Inc. - Class A1	616,191
1,159	Meta Platforms, Inc. - Class A1	232,345
		848,536
	Internet & Direct Marketing Retail — 0.6%
3,000	eBay, Inc.	155,760
	IT Services — 6.4%
5,377	Akamai Technologies, Inc.[1]	603,730
4,185	Cognizant Technology Solutions Corp. - Class A	338,566
480	Gartner, Inc.[1]	139,464
11,873	Genpact, Ltd.	478,126
		1,559,886
	Life Sciences Tools & Services — 0.5%
575	IQVIA Holdings, Inc.[1]	125,344
	Machinery — 0.8%
4,000	Pentair PLC	203,000
	Media — 3.9%
2,592	Comcast Corp. - Class A	103,058
17,864	Interpublic Group of Cos., Inc. (The)	582,724
3,303	Omnicom Group, Inc.	251,457
		937,239
	Multi-line Retail — 1.3%
1,359	Target Corp.	310,735
	Multi-Utilities — 1.3%
11,064	NiSource, Inc.	322,184
	Oil, Gas & Consumable Fuels — 1.6%
1,399	Chevron Corp.	219,181
1,900	Marathon Petroleum Corp.	165,794
		384,975
	Pharmaceuticals — 3.5%
10,081	Pfizer, Inc.	494,674
1,947	Zoetis, Inc.	345,106
		839,780
	Professional Services — 2.3%
6,752	Booz Allen Hamilton Holding Corp.	551,166
See Notes to Financial Statements.
78

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Women in Leadership U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2022 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Real Estate Management & Development — 1.7%
1,900	Jones Lang LaSalle, Inc.[1]	$ 415,587
	Road & Rail — 0.6%
558	Norfolk Southern Corp.	143,897
	Semiconductors & Semiconductor Equipment — 5.2%
5,128	Applied Materials, Inc.	565,875
10,230	Intel Corp.	445,925
3,500	Micron Technology, Inc.	238,665
		1,250,465
	Software — 7.6%
22,498	Dropbox, Inc. - Class A1	489,332
2,358	Microsoft Corp.	654,392
1,099	Salesforce, Inc.[1]	193,358
1,760	Synopsys, Inc.[1]	504,750
		1,841,832
	Specialty Retail — 3.4%
5,434	Best Buy Co., Inc.	488,680
3,515	Dick’s Sporting Goods, Inc.[2]	338,916
		827,596
	Technology Hardware, Storage & Peripherals — 7.1%
38,646	Hewlett Packard Enterprise Co.	595,535
13,200	HP, Inc.	483,516
8,624	NetApp, Inc.	631,708
		1,710,759
	Textiles, Apparel & Luxury Goods — 2.9%
4,538	Ralph Lauren Corp. - Class A	473,495
7,230	Tapestry, Inc.	238,012
		711,507
	TOTAL COMMON STOCKS (Cost $21,685,540)	24,000,164
Face Amount
REPURCHASE AGREEMENT* — 0.5%
$122,941	With Fixed Income Clearing Corp., dated 4/29/22, 0.00%, principal and interest in the amount of $122,941, due 5/2/22, (collateralized by a U.S. Treasury Note with a par value of $136,900, coupon rate of 1.500%, due 11/30/28, market value of $125,483)	122,941
	TOTAL REPURCHASE AGREEMENT (Cost $122,941)	122,941
Shares
INVESTMENT OF SECURITY LENDING COLLATERAL* — 0.9%
208,553	State Street Navigator Securities Lending Government Money Market Portfolio[3]	208,553
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $208,553)	208,553
TOTAL INVESTMENTS (Cost $22,017,034)	100.5%	$24,331,658
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.5)	(119,829)
NET ASSETS	100.0%	$24,211,829
See Notes to Financial Statements.
79

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Women in Leadership U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2022 - (Unaudited)

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Represents an investment of securities lending cash collateral.
See Notes to Financial Statements.
80

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Women in Leadership U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2022 - (Unaudited)
INDUSTRY DIVERSIFICATION
On April 30, 2022, industry diversification of the Portfolio was as follows:
	% of Net Assets	Value
INDUSTRIES:
Software	7.6%	$ 1,841,832
Technology Hardware, Storage & Peripherals	7.1	1,710,759
IT Services	6.4	1,559,886
Semiconductors & Semiconductor Equipment	5.2	1,250,465
Health Care Providers & Services	5.2	1,248,121
Capital Markets	4.0	963,488
Media	3.9	937,239
Biotechnology	3.7	899,138
Interactive Media & Services	3.5	848,536
Pharmaceuticals	3.5	839,780
Specialty Retail	3.4	827,596
Chemicals	3.3	804,184
Textiles, Apparel & Luxury Goods	2.9	711,507
Banks	2.9	694,356
Diversified Telecommunication Services	2.8	684,714
Aerospace & Defense	2.8	679,452
Food Products	2.7	647,667
Equity Real Estate Investment Trusts	2.7	645,569
Insurance	2.5	617,761
Professional Services	2.3	551,166
Household Products	2.2	527,407
Energy Equipment & Services	2.1	497,437
Hotels, Restaurants & Leisure	2.0	480,912
Consumer Finance	1.9	459,315
Real Estate Management & Development	1.7	415,587
Oil, Gas & Consumable Fuels	1.6	384,975
Multi-Utilities	1.3	322,184
Gas Utilities	1.3	314,702
Multi-line Retail	1.3	310,735
Auto Components	1.0	248,234
Machinery	0.8	203,000
Food & Staples Retailing	0.7	166,844
Beverages	0.6	158,165
Internet & Direct Marketing Retail	0.6	155,760
Road & Rail	0.6	143,897
Life Sciences Tools & Services	0.5	125,344
Communications Equipment	0.5	122,450
TOTAL COMMON STOCKS	99.1%	$24,000,164
REPURCHASE AGREEMENT	0.5	122,941
INVESTMENT OF SECURITY LENDING COLLATERAL	0.9	208,553
TOTAL INVESTMENTS	100.5%	$24,331,658
See Notes to Financial Statements.
81

THE GLENMEDE FUND, INC.

Quantitative U.S. Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2022 - (Unaudited)
Shares		Value
COMMON STOCKS* — 90.0%
	Air Freight & Logistics — 2.5%
9,520	Expeditors International of Washington, Inc.	$ 943,147
7,240	Hub Group, Inc. - Class A1	486,238
		1,429,385
	Banks — 4.2%
19,900	Bank OZK	764,558
10,460	East West Bancorp, Inc.	745,798
78,220	FNB Corp.	901,094
		2,411,450
	Beverages — 0.5%
5,540	Molson Coors Brewing Co. - Class B	299,936
	Biotechnology — 1.4%
34,500	Exelixis, Inc.[1]	770,730
	Capital Markets — 2.2%
16,960	Federated Hermes, Inc.	483,021
12,590	Stifel Financial Corp.	778,691
		1,261,712
	Chemicals — 4.1%
10,960	Corteva, Inc.[2]	632,282
10,400	Dow, Inc.[2]	691,600
15,980	Mosaic Co. (The)[2]	997,472
		2,321,354
	Commercial Services & Supplies — 0.8%
3,420	Republic Services, Inc., Class A	459,203
	Communications Equipment — 0.6%
6,080	Ciena Corp.[1]	335,434
	Construction & Engineering — 3.0%
10,200	AECOM[2]	719,712
9,220	EMCOR Group, Inc.[2]	981,746
		1,701,458
	Consumer Finance — 2.5%
13,480	Ally Financial, Inc.	538,661
51,840	SLM Corp.	867,283
		1,405,944
	Distributors — 1.6%
18,600	LKQ Corp.	923,118
	Diversified Consumer Services — 1.6%
26,120	Laureate Education, Inc.	295,940
9,620	Service Corp. International	631,168
		927,108
	Diversified Financial Services — 1.1%
10,160	Voya Financial, Inc.	641,502
	Diversified Telecommunication Services — 2.0%
54,660	Lumen Technologies, Inc.	549,880
12,260	Verizon Communications, Inc.	567,638
		1,117,518
	Electric Utilities — 2.0%
4,380	Duke Energy Corp.	482,501
See Notes to Financial Statements.
82

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Quantitative U.S. Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2022 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Electric Utilities — (Continued)
9,740	Evergy, Inc.	$ 660,859
		1,143,360
	Electrical Equipment — 1.2%
20,280	nVent Electric PLC[2]	685,058
	Electronic Equipment, Instruments & Components — 2.9%
3,000	Arrow Electronics, Inc.[1]	353,580
16,200	Jabil, Inc.	935,226
19,400	Knowles Corp.[1]	359,288
		1,648,094
	Energy Equipment & Services — 0.5%
10,080	Baker Hughes Co., Class A	312,682
	Entertainment — 0.7%
22,480	Warner Bros Discovery, Inc.[1]	408,012
	Equity Real Estate Investment Trusts — 6.7%
12,920	CubeSmart	613,829
10,600	Duke Realty Corp.	580,350
11,720	Highwoods Properties, Inc.	478,645
20,180	Kimco Realty Corp.	511,159
38,300	VICI Properties, Inc.	1,141,723
12,140	Weyerhaeuser Co.	500,411
		3,826,117
	Food & Staples Retailing — 1.5%
9,880	Kroger Co. (The)	533,125
11,660	Sprouts Farmers Market, Inc.[1]	347,468
		880,593
	Food Products — 3.9%
9,460	Archer-Daniels-Midland Co.	847,238
9,200	General Mills, Inc.	650,716
7,620	Tyson Foods, Inc. - Class A	709,879
		2,207,833
	Health Care Equipment & Supplies — 1.0%
14,760	Envista Holdings Corp.[1]	584,791
	Health Care Providers & Services — 2.5%
12,760	Centene Corp.[1]	1,027,818
4,300	CVS Health Corp.	413,359
		1,441,177
	Hotels, Restaurants & Leisure — 1.5%
38,360	International Game Technology PLC[3]	837,399
	Household Durables — 1.7%
22,900	PulteGroup, Inc.	956,304
	Household Products — 1.1%
15,140	Central Garden & Pet Co. - Class A1	626,493
	Insurance — 4.4%
9,580	American International Group, Inc.	560,526
12,580	Arch Capital Group, Ltd.[1]	574,529
10,880	Axis Capital Holdings, Ltd.	623,750
35,320	Old Republic International Corp.	777,393
		2,536,198
See Notes to Financial Statements.
83

THE GLENMEDE FUND, INC.

Quantitative U.S. Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2022 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Internet & Direct Marketing Retail — 1.5%
16,140	eBay, Inc.	$ 837,989
	IT Services — 5.2%
13,120	Amdocs, Ltd.	1,045,533
5,920	CSG Systems International, Inc.	363,902
23,460	Genpact, Ltd.	944,734
9,420	SS&C Technologies Holdings, Inc.	609,097
		2,963,266
	Life Sciences Tools & Services — 0.5%
8,960	Avantor, Inc.[1]	285,645
	Machinery — 3.0%
16,080	Hillenbrand, Inc.[2]	656,385
13,000	Ingersoll Rand, Inc.[2]	571,480
9,900	Pentair PLC[2]	502,425
		1,730,290
	Media — 2.7%
10,908	Comcast Corp. - Class A	433,702
8,580	Fox Corp. - Class A	307,507
9,060	Interpublic Group of Cos., Inc. (The)	295,537
6,700	Omnicom Group, Inc.	510,071
		1,546,817
	Metals & Mining — 2.1%
6,060	Reliance Steel & Aluminum Co.[2]	1,201,395
	Multi-Utilities — 0.6%
11,620	NiSource, Inc.	338,374
	Oil, Gas & Consumable Fuels — 1.4%
9,260	Marathon Petroleum Corp.	808,028
	Paper & Forest Products — 1.2%
10,740	Louisiana-Pacific Corp.[2]	692,945
	Personal Products — 0.5%
18,180	Olaplex Holdings, Inc.[1]	267,246
	Pharmaceuticals — 0.9%
10,900	Pfizer, Inc.	534,863
	Professional Services — 0.5%
2,520	ASGN, Inc.[1]	285,894
	Road & Rail — 0.6%
7,540	Knight-Swift Transportation Holdings, Inc.	361,091
	Semiconductors & Semiconductor Equipment — 2.3%
46,700	Amkor Technology, Inc.	878,427
5,880	Diodes, Inc.[1]	429,416
		1,307,843
	Software — 2.6%
8,800	Black Knight, Inc.[1]	578,952
40,941	Dropbox, Inc. - Class A1	890,467
		1,469,419
	Specialty Retail — 0.5%
17,680	American Eagle Outfitters, Inc.[3]	267,145
See Notes to Financial Statements.
84

THE GLENMEDE FUND, INC.

Quantitative U.S. Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2022 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Technology Hardware, Storage & Peripherals — 1.0%
38,600	Hewlett Packard Enterprise Co.	$ 594,826
	Textiles, Apparel & Luxury Goods — 0.5%
9,080	Tapestry, Inc.	298,914
	Thrifts & Mortgage Finance — 1.4%
61,260	MGIC Investment Corp.	800,056
	Trading Companies & Distributors — 1.3%
14,780	Rush Enterprises, Inc. - Class A2	752,006
	TOTAL COMMON STOCKS (Cost $40,685,291)	51,444,015
Face Amount
REPURCHASE AGREEMENT* — 7.0%
$4,031,090	With Fixed Income Clearing Corp., dated 4/29/22, 0.00%, principal and interest in the amount of $4,031,090, due 5/2/22, (collateralized by a U.S. Treasury Note with a par value of $4,000,600, coupon rate of 3.125%, due 11/15/28, market value of $4,111,812)	4,031,090
	TOTAL REPURCHASE AGREEMENT (Cost $4,031,090)	4,031,090
Shares
INVESTMENT OF SECURITY LENDING COLLATERAL* — 2.1%
1,184,340	State Street Navigator Securities Lending Government Money Market Portfolio[4]	1,184,340
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $1,184,340)	1,184,340
TOTAL LONG INVESTMENTS (Cost $45,900,721)	99.1%	$ 56,659,445
COMMON STOCKS SOLD SHORT* — (59.5)%
	Aerospace & Defense — (4.1)%
(5,540)	Boeing Co. (The)[1]	(824,574)
(4,040)	Raytheon Technologies Corp.	(383,436)
(980)	TransDigm Group, Inc.[1]	(582,914)
(5,060)	Woodward, Inc.	(559,029)
		(2,349,953)
	Airlines — (3.0)%
(14,260)	Southwest Airlines Co.[1]	(666,227)
(20,220)	United Airlines Holdings, Inc.[1]	(1,021,110)
		(1,687,337)
	Banks — (3.8)%
(860)	First Citizens BancShares, Inc. - Class A	(549,867)
(11,420)	Glacier Bancorp, Inc.	(522,579)
(1,180)	SVB Financial Group[1]	(575,415)
(10,300)	Truist Financial Corp.	(498,005)
		(2,145,866)
	Beverages — (4.4)%
(1,560)	Boston Beer Co., Inc. (The) Class A1	(585,000)
(9,460)	Brown-Forman Corp. - Class B	(637,983)
(2,780)	Constellation Brands, Inc. - Class A	(684,130)
(3,600)	PepsiCo, Inc.	(618,156)
		(2,525,269)
See Notes to Financial Statements.
85

THE GLENMEDE FUND, INC.

Quantitative U.S. Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2022 - (Unaudited)
Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)
	Capital Markets — (3.0)%
(780)	BlackRock, Inc.	$ (487,250)
(1,680)	MarketAxess Holdings, Inc.	(442,865)
(3,180)	Morningstar, Inc.	(805,272)
		(1,735,387)
	Chemicals — (5.1)%
(2,640)	Air Products and Chemicals, Inc.	(617,945)
(3,400)	Albemarle Corp.	(655,622)
(3,680)	Ecolab, Inc.	(623,171)
(4,480)	International Flavors & Fragrances, Inc.	(543,424)
(4,600)	Scotts Miracle-Gro Co. (The)	(478,078)
		(2,918,240)
	Commercial Services & Supplies — (0.9)%
(4,240)	MSA Safety, Inc.	(511,726)
	Containers & Packaging — (1.1)%
(5,240)	AptarGroup, Inc.	(601,709)
	Diversified Consumer Services — (1.0)%
(4,980)	Bright Horizons Family Solutions, Inc.[1]	(568,915)
	Electric Utilities — (1.8)%
(7,740)	Constellation Energy Corp.	(458,285)
(13,100)	FirstEnergy Corp.	(567,361)
		(1,025,646)
	Electrical Equipment — (1.0)%
(2,200)	Rockwell Automation, Inc.	(555,874)
	Electronic Equipment, Instruments & Components — (2.1)%
(8,380)	Cognex Corp.	(566,739)
(1,500)	Teledyne Technologies, Inc.[1]	(647,325)
		(1,214,064)
	Entertainment — (0.7)%
(3,680)	Walt Disney Co. (The)[1]	(410,798)
	Equity Real Estate Investment Trusts — (4.3)%
(2,140)	Digital Realty Trust, Inc.	(312,697)
(25,000)	Equity Commonwealth[1]	(654,750)
(21,040)	Omega Healthcare Investors, Inc. REIT	(536,099)
(58,803)	Veris Residential, Inc.[1]	(941,436)
		(2,444,982)
	Food & Staples Retailing — (1.2)%
(8,040)	Sysco Corp.	(687,259)
	Health Care Equipment & Supplies — (2.6)%
(2,680)	Becton Dickinson and Co.	(662,469)
(536)	Embecta Corp.[1]	(16,310)
(1,160)	Stryker Corp.	(279,862)
(4,480)	Zimmer Biomet Holdings, Inc.	(540,960)
		(1,499,601)
	Hotels, Restaurants & Leisure — (2.3)%
(4,100)	Caesars Entertainment, Inc.[1]	(271,748)
(7,060)	Cracker Barrel Old Country Store, Inc.	(783,589)
(7,220)	Las Vegas Sands Corp.[1]	(255,805)
		(1,311,142)
See Notes to Financial Statements.
86

THE GLENMEDE FUND, INC.

Quantitative U.S. Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2022 - (Unaudited)
Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)
	Household Products — (1.2)%
(2,000)	Clorox Co. (The)	$ (286,940)
(2,840)	Kimberly-Clark Corp.	(394,277)
		(681,217)
	Insurance — (3.1)%
(3,480)	Erie Indemnity Co. - Class A	(557,775)
(7,100)	Globe Life, Inc.	(696,368)
(11,700)	Kemper Corp.	(540,072)
		(1,794,215)
	Internet & Direct Marketing Retail — (0.9)%
(200)	Amazon.com, Inc.[1]	(497,126)
	Life Sciences Tools & Services — (1.3)%
(6,780)	Azenta, Inc.	(508,229)
(740)	Illumina, Inc.[1]	(219,521)
		(727,750)
	Machinery — (3.0)%
(1,580)	Deere & Co.	(596,529)
(7,120)	PACCAR, Inc.	(591,316)
(3,100)	RBC Bearings, Inc.[1]	(521,885)
		(1,709,730)
	Mortgage Real Estate Investment Trust — (1.0)%
(34,960)	Arbor Realty Trust, Inc. REIT	(597,816)
	Real Estate Management & Development — (0.2)%
(16,740)	Opendoor Technologies, Inc.[1]	(117,013)
	Road & Rail — (0.8)%
(1,800)	Avis Budget Group, Inc.[1]	(481,806)
	Semiconductors & Semiconductor Equipment — (0.7)%
(2,480)	Texas Instruments, Inc.	(422,220)
	Software — (3.3)%
(2,840)	Autodesk, Inc.[1]	(537,555)
(1,200)	MicroStrategy, Inc. - Class A1	(425,004)
(4,840)	Pegasystems, Inc.	(370,696)
(1,400)	Tyler Technologies, Inc.[1]	(552,594)
		(1,885,849)
	Specialty Retail — (1.6)%
(19,400)	Monro, Inc.	(887,162)
	TOTAL COMMON STOCKS SOLD SHORT (Proceeds $(41,109,015))	(33,995,672)
TOTAL SHORT INVESTMENTS (Proceeds $(41,109,015))	(59.5)%	$(33,995,672)
TOTAL INVESTMENTS (Cost $4,791,706)	39.6%	$ 22,663,773
OTHER ASSETS IN EXCESS OF LIABILITIES	60.4	34,517,030
NET ASSETS	100.0%	$ 57,180,803
See Notes to Financial Statements.
87

THE GLENMEDE FUND, INC.

Quantitative U.S. Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2022 - (Unaudited)

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	All or portion of security pledged as collateral for securities sold short. The total market value of collateral is $7,830,246.
[3]	Securities or partial securities on loan. See Note 1.
[4]	Represents an investment of securities lending cash collateral.
See Notes to Financial Statements.
88

THE GLENMEDE FUND, INC.

Quantitative U.S. Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2022 - (Unaudited)
INDUSTRY DIVERSIFICATION
On April 30, 2022, industry diversification of the Portfolio was as follows:
	% of Net Assets	Value
INDUSTRIES:
Long Positions:
Equity Real Estate Investment Trusts	6.7%	$ 3,826,117
IT Services	5.2	2,963,266
Insurance	4.4	2,536,198
Banks	4.2	2,411,450
Chemicals	4.1	2,321,354
Food Products	3.9	2,207,833
Machinery	3.0	1,730,290
Construction & Engineering	3.0	1,701,458
Electronic Equipment, Instruments & Components	2.9	1,648,094
Media	2.7	1,546,817
Software	2.6	1,469,419
Health Care Providers & Services	2.5	1,441,177
Air Freight & Logistics	2.5	1,429,385
Consumer Finance	2.5	1,405,944
Semiconductors & Semiconductor Equipment	2.3	1,307,843
Capital Markets	2.2	1,261,712
Metals & Mining	2.1	1,201,395
Electric Utilities	2.0	1,143,360
Diversified Telecommunication Services	2.0	1,117,518
Household Durables	1.7	956,304
Diversified Consumer Services	1.6	927,108
Distributors	1.6	923,118
Food & Staples Retailing	1.5	880,593
Internet & Direct Marketing Retail	1.5	837,989
Hotels, Restaurants & Leisure	1.5	837,399
Oil, Gas & Consumable Fuels	1.4	808,028
Thrifts & Mortgage Finance	1.4	800,056
Biotechnology	1.4	770,730
Trading Companies & Distributors	1.3	752,006
Paper & Forest Products	1.2	692,945
Electrical Equipment	1.2	685,058
Diversified Financial Services	1.1	641,502
Household Products	1.1	626,493
Technology Hardware, Storage & Peripherals	1.0	594,826
Health Care Equipment & Supplies	1.0	584,791
Pharmaceuticals	0.9	534,863
Commercial Services & Supplies	0.8	459,203
Entertainment	0.7	408,012
Road & Rail	0.6	361,091
Multi-Utilities	0.6	338,374
Communications Equipment	0.6	335,434
Energy Equipment & Services	0.5	312,682
Beverages	0.5	299,936
Textiles, Apparel & Luxury Goods	0.5	298,914
Professional Services	0.5	285,894
Life Sciences Tools & Services	0.5	285,645
Personal Products	0.5	267,246
Specialty Retail	0.5	267,145
Short Positions:
Real Estate Management & Development	(0.2)	(117,013)
Entertainment	(0.7)	(410,798)
Semiconductors & Semiconductor Equipment	(0.7)	(422,220)
Road & Rail	(0.8)	(481,806)
See Notes to Financial Statements.
89

THE GLENMEDE FUND, INC.

Quantitative U.S. Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2022 - (Unaudited)
	% of Net Assets	Value
INDUSTRIES: — (Continued)
Short Positions: — (Continued)
Internet & Direct Marketing Retail	(0.9)%	$ (497,126)
Commercial Services & Supplies	(0.9)	(511,726)
Electrical Equipment	(1.0)	(555,874)
Diversified Consumer Services	(1.0)	(568,915)
Mortgage Real Estate Investment Trust	(1.0)	(597,816)
Containers & Packaging	(1.1)	(601,709)
Household Products	(1.2)	(681,217)
Food & Staples Retailing	(1.2)	(687,259)
Life Sciences Tools & Services	(1.3)	(727,750)
Specialty Retail	(1.6)	(887,162)
Electric Utilities	(1.8)	(1,025,646)
Electronic Equipment, Instruments & Components	(2.1)	(1,214,064)
Hotels, Restaurants & Leisure	(2.3)	(1,311,142)
Health Care Equipment & Supplies	(2.6)	(1,499,601)
Airlines	(3.0)	(1,687,337)
Machinery	(3.0)	(1,709,730)
Capital Markets	(3.0)	(1,735,387)
Insurance	(3.1)	(1,794,215)
Software	(3.3)	(1,885,849)
Banks	(3.8)	(2,145,866)
Aerospace & Defense	(4.1)	(2,349,953)
Equity Real Estate Investment Trusts	(4.3)	(2,444,982)
Beverages	(4.4)	(2,525,269)
Chemicals	(5.1)	(2,918,240)
TOTAL COMMON STOCKS	30.5%	$17,448,343
REPURCHASE AGREEMENT	7.0	4,031,090
INVESTMENT OF SECURITY LENDING COLLATERAL	2.1	1,184,340
TOTAL INVESTMENTS	39.6%	$22,663,773
See Notes to Financial Statements.
90

THE GLENMEDE FUND, INC.

Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2022 - (Unaudited)
Shares		Value
COMMON STOCKS* — 124.2%
	Aerospace & Defense — 0.6%
9,000	Howmet Aerospace, Inc.[1]	$ 307,080
	Air Freight & Logistics — 1.2%
9,080	Hub Group, Inc. - Class A1,2	609,813
	Automobiles — 1.6%
40,400	Ford Motor Co.[1]	572,064
6,080	General Motors Co.[1,2]	230,492
		802,556
	Banks — 3.9%
13,660	Citizens Financial Group, Inc.[1]	538,204
27,880	FNB Corp.	321,178
24,160	KeyCorp[1]	466,529
4,860	PacWest Bancorp	159,845
10,620	Wells Fargo & Co.[1]	463,351
		1,949,107
	Building Products — 1.0%
7,260	Fortune Brands Home & Security, Inc.[1]	517,275
	Capital Markets — 3.2%
14,280	Franklin Resources, Inc.	351,145
21,400	Jefferies Financial Group, Inc.	658,264
3,880	Nasdaq, Inc.[1]	610,596
		1,620,005
	Chemicals — 3.7%
7,680	Corteva, Inc.[1]	443,059
18,600	Huntsman Corp.[1]	629,982
12,800	Mosaic Co. (The)[1]	798,976
		1,872,017
	Commercial Services & Supplies — 0.7%
2,700	Republic Services, Inc., Class A1	362,529
	Communications Equipment — 1.0%
8,980	Ciena Corp.[2]	495,426
	Construction & Engineering — 1.6%
7,340	EMCOR Group, Inc.[1]	781,563
	Consumer Finance — 3.2%
15,520	Ally Financial, Inc.	620,179
44,620	SLM Corp.	746,493
6,700	Synchrony Financial	246,627
		1,613,299
	Distributors — 1.4%
14,560	LKQ Corp.	722,613
	Diversified Consumer Services — 1.0%
18,800	Laureate Education, Inc.	213,004
4,240	Service Corp. International[1]	278,186
		491,190
	Diversified Telecommunication Services — 2.6%
14,660	AT&T, Inc.[1]	276,487
61,880	Lumen Technologies, Inc.	622,513
9,200	Verizon Communications, Inc.[1]	425,960
		1,324,960
See Notes to Financial Statements.
91

THE GLENMEDE FUND, INC.

Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2022 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Electric Utilities — 3.6%
6,080	Duke Energy Corp.[1]	$ 669,773
10,280	Evergy, Inc.[1]	697,498
9,360	Portland General Electric Co.	443,009
		1,810,280
	Electrical Equipment — 1.3%
19,060	nVent Electric PLC[1]	643,847
	Electronic Equipment, Instruments & Components — 2.3%
4,220	Arrow Electronics, Inc.[2]	497,369
20,700	Knowles Corp.[2]	383,364
10,540	Vontier Corp.	270,035
		1,150,768
	Energy Equipment & Services — 1.5%
23,800	Baker Hughes Co., Class A1	738,276
	Entertainment — 0.4%
11,486	Warner Bros Discovery, Inc.[2]	208,471
	Equity Real Estate Investment Trusts — 7.9%
13,400	American Homes 4 Rent - Class A1	530,774
11,840	CubeSmart[1]	562,518
5,280	Duke Realty Corp.[1]	289,080
4,880	First Industrial Realty Trust, Inc.	283,040
4,280	Kilroy Realty Corp.	299,600
24,760	Kimco Realty Corp.	627,171
7,840	Lamar Advertising Co. - Class A	865,615
3,480	Regency Centers Corp. REIT[1]	239,529
8,140	VICI Properties, Inc.[1]	242,653
		3,939,980
	Food & Staples Retailing — 2.1%
11,340	Kroger Co. (The)[1]	611,906
14,087	Sprouts Farmers Market, Inc.[2]	419,793
		1,031,699
	Food Products — 3.5%
2,600	Archer-Daniels-Midland Co.[1]	232,856
11,380	Darling Ingredients, Inc.[2]	835,179
3,440	General Mills, Inc.[1]	243,311
4,520	Tyson Foods, Inc. - Class A1	421,083
		1,732,429
	Gas Utilities — 0.5%
3,720	National Fuel Gas Co.	260,884
	Health Care Equipment & Supplies — 1.2%
14,600	Envista Holdings Corp.[2]	578,452
	Health Care Providers & Services — 5.3%
7,780	Centene Corp.[1,2]	626,679
5,480	DaVita, Inc.[2]	593,868
7,740	Henry Schein, Inc.[2]	627,714
2,548	Molina Healthcare, Inc.[1,2]	798,670
		2,646,931
	Hotels, Restaurants & Leisure — 1.3%
30,440	International Game Technology PLC[3]	664,505
See Notes to Financial Statements.
92

THE GLENMEDE FUND, INC.

Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2022 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Household Durables — 1.3%
6,620	DR Horton, Inc.[1]	$ 460,686
4,337	PulteGroup, Inc.	181,113
		641,799
	Household Products — 1.8%
15,100	Central Garden & Pet Co. - Class A2	624,838
2,700	Church & Dwight Co., Inc.[1]	263,412
		888,250
	Independent Power & Renewable Electricity Producer — 0.5%
12,800	AES Corp. (The)[1]	261,376
	Insurance — 4.5%
3,860	American International Group, Inc.[1]	225,849
11,640	Axis Capital Holdings, Ltd.	667,321
9,820	CNA Financial Corp.[1]	465,861
10,580	Fidelity National Financial, Inc.[1]	421,296
20,720	Old Republic International Corp.[1]	456,047
		2,236,374
	Interactive Media & Service — 1.2%
18,160	Cargurus, Inc.[2]	593,468
	Internet & Direct Marketing Retail — 0.3%
2,740	eBay, Inc.[1]	142,261
	IT Services — 7.4%
8,000	Amdocs, Ltd.	637,520
7,300	Cognizant Technology Solutions Corp. - Class A1	590,570
10,540	CSG Systems International, Inc.	647,894
16,560	Genpact, Ltd.	666,871
8,480	MAXIMUS, Inc.	618,022
8,760	SS&C Technologies Holdings, Inc.	566,422
		3,727,299
	Leisure Product — 0.3%
2,160	Brunswick Corp.	163,318
	Life Sciences Tools & Services — 2.5%
20,620	Avantor, Inc.[2]	657,366
4,260	Medpace Holdings, Inc.[2]	569,008
		1,226,374
	Machinery — 2.2%
8,880	Hillenbrand, Inc.[1]	362,481
5,780	Ingersoll Rand, Inc.[1]	254,089
6,720	Otis Worldwide Corp.[1]	489,485
		1,106,055
	Media — 5.1%
5,340	Comcast Corp. - Class A1	212,318
14,440	Fox Corp. - Class A	517,530
18,260	Interpublic Group of Cos., Inc. (The)	595,641
33,821	News Corp. - Class A	671,685
7,620	Omnicom Group, Inc.	580,111
		2,577,285
	Metals & Mining — 2.2%
7,880	Commercial Metals Co.	323,080
3,700	Newmont Corp.[1]	269,545
See Notes to Financial Statements.
93

THE GLENMEDE FUND, INC.

Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2022 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Metals & Mining — (Continued)
2,546	Reliance Steel & Aluminum Co.[1]	$ 504,744
		1,097,369
	Multi-line Retail — 1.6%
3,420	Target Corp.[1]	781,983
	Oil, Gas & Consumable Fuels — 3.0%
21,720	HF Sinclair Corp.[2]	825,795
8,020	Marathon Petroleum Corp.[1]	699,825
		1,525,620
	Pharmaceuticals — 3.7%
7,080	Organon & Co.	228,897
17,360	Perrigo Co. PLC	595,448
13,360	Pfizer, Inc.[1]	655,575
13,580	Supernus Pharmaceuticals, Inc.[2]	378,882
		1,858,802
	Professional Services — 1.4%
1,700	ASGN, Inc.[2]	192,865
6,400	CBIZ, Inc.[2]	268,096
2,660	Robert Half International, Inc.	261,505
		722,466
	Road & Rail — 1.4%
14,280	Knight-Swift Transportation Holdings, Inc.[1]	683,869
	Semiconductors & Semiconductor Equipment — 4.0%
20,940	Amkor Technology, Inc.	393,881
6,140	Applied Materials, Inc.[1]	677,549
8,860	Diodes, Inc.[2]	647,045
5,180	ON Semiconductor Corp.[2]	269,930
		1,988,405
	Software — 8.3%
16,920	ACI Worldwide, Inc.[2]	467,330
10,460	Black Knight, Inc.[1,2]	688,163
18,560	Box, Inc. - Class A2	568,307
6,440	Dolby Laboratories, Inc. - Class A	498,907
29,080	Dropbox, Inc. - Class A2	632,490
11,520	Progress Software Corp.	552,730
6,120	SPS Commerce, Inc.[2]	732,136
		4,140,063
	Specialty Retail — 2.0%
33,440	American Eagle Outfitters, Inc.[3]	505,278
1,600	Best Buy Co., Inc.	143,888
2,860	Williams-Sonoma, Inc.	373,173
		1,022,339
	Technology Hardware, Storage & Peripherals — 5.7%
37,880	Hewlett Packard Enterprise Co.[1]	583,731
25,120	HP, Inc.[1]	920,145
9,580	NetApp, Inc.	701,735
22,540	Pure Storage, Inc. - Class A2	660,422
		2,866,033
	Textiles, Apparel & Luxury Goods — 2.4%
17,820	Tapestry, Inc.	586,634
See Notes to Financial Statements.
94

THE GLENMEDE FUND, INC.

Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2022 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Textiles, Apparel & Luxury Goods — (Continued)
41,220	Under Armour, Inc. - Class A2	$ 633,140
		1,219,774
	Thrifts & Mortgage Finance — 1.5%
58,820	MGIC Investment Corp.	768,189
	Trading Companies & Distributors — 2.0%
12,000	Univar Solutions, Inc.[1,2]	349,440
5,260	WESCO International, Inc.[2]	648,348
		997,788
	Wireless Telecommunication Services — 0.3%
8,200	Telephone & Data Systems, Inc.	150,224
	TOTAL COMMON STOCKS (Cost $51,531,782)	62,262,738
Face Amount
REPURCHASE AGREEMENT* — 0.6%
$283,701	With Fixed Income Clearing Corp., dated 4/29/22, 0.00%, principal and interest in the amount of $283,701, due 5/2/22, (collateralized by a U.S. Treasury Note with a par value of $288,200, coupon rate of 2.875%, due 08/15/28, market value of $289,454)	283,701
	TOTAL REPURCHASE AGREEMENT (Cost $283,701)	283,701
Shares
INVESTMENT OF SECURITY LENDING COLLATERAL* — 1.7%
843,134	State Street Navigator Securities Lending Government Money Market Portfolio[4]	843,134
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $843,134)	843,134
TOTAL LONG INVESTMENTS (Cost $52,658,617)	126.5%	$ 63,389,573
COMMON STOCKS SOLD SHORT* — (24.8)%
	Aerospace & Defense — (2.1)%
(600)	Boeing Co. (The)[2]	(89,304)
(2,400)	Hexcel Corp.	(130,464)
(800)	L3Harris Technologies, Inc.	(185,808)
(2,020)	Mercury Systems, Inc.[2]	(112,696)
(2,040)	Raytheon Technologies Corp.	(193,616)
(380)	TransDigm Group, Inc.[2]	(226,028)
(1,100)	Woodward, Inc.	(121,528)
		(1,059,444)
	Air Freight & Logistics — (0.3)%
(700)	United Parcel Service, Inc. - Class B	(125,986)
	Airlines — (0.6)%
(3,340)	Southwest Airlines Co.[2]	(156,045)
(2,700)	United Airlines Holdings, Inc.[2]	(136,350)
		(292,395)
	Auto Components — (0.3)%
(4,440)	Gentex Corp.	(130,314)
See Notes to Financial Statements.
95

THE GLENMEDE FUND, INC.

Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2022 - (Unaudited)
Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)
	Banks — (1.8)%
(280)	First Citizens BancShares, Inc. - Class A	$ (179,026)
(3,500)	Glacier Bancorp, Inc.	(160,160)
(1,140)	M&T Bank Corp.	(189,970)
(400)	SVB Financial Group[2]	(195,056)
(3,740)	Truist Financial Corp.	(180,829)
		(905,041)
	Beverages — (1.0)%
(500)	Boston Beer Co., Inc. (The) Class A2	(187,500)
(400)	Constellation Brands, Inc. - Class A	(98,436)
(1,100)	PepsiCo, Inc.	(188,881)
		(474,817)
	Building Products — (0.5)%
(1,820)	AAON, Inc.	(88,707)
(1,100)	Advanced Drainage Systems, Inc.	(112,706)
(1,200)	Trex Co., Inc.[2]	(69,828)
		(271,241)
	Capital Markets — (0.3)%
(240)	MarketAxess Holdings, Inc.	(63,266)
(300)	Moody’s Corp.	(94,944)
		(158,210)
	Chemicals — (2.5)%
(800)	Air Products and Chemicals, Inc.	(187,256)
(1,100)	Albemarle Corp.	(212,113)
(1,100)	Ecolab, Inc.	(186,274)
(1,600)	International Flavors & Fragrances, Inc.	(194,080)
(1,120)	PPG Industries, Inc.	(143,349)
(2,080)	RPM International, Inc.	(172,432)
(1,380)	Scotts Miracle-Gro Co. (The)	(143,423)
		(1,238,927)
	Commercial Services & Supplies — (0.6)%
(1,440)	MSA Safety, Inc.	(173,794)
(700)	Waste Management, Inc.	(115,108)
		(288,902)
	Communications Equipment — (0.3)%
(800)	F5, Inc.[2]	(133,928)
	Containers & Packaging — (0.5)%
(1,000)	AptarGroup, Inc.	(114,830)
(1,800)	Ball Corp.	(146,088)
		(260,918)
	Diversified Consumer Services — (0.2)%
(634)	Bright Horizons Family Solutions, Inc.[2]	(72,428)
	Electric Utilities — (1.0)%
(3,260)	Constellation Energy Corp.	(193,025)
(2,780)	FirstEnergy Corp.	(120,402)
(2,640)	Southern Co. (The)	(193,749)
		(507,176)
	Electrical Equipment — (0.6)%
(7,340)	Array Technologies, Inc.[2]	(47,930)
(600)	Hubbell, Inc., Class B	(117,216)
See Notes to Financial Statements.
96

THE GLENMEDE FUND, INC.

Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2022 - (Unaudited)
Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)
	Electrical Equipment — (Continued)
(600)	Rockwell Automation, Inc.	$ (151,602)
		(316,748)
	Electronic Equipment, Instruments & Components — (0.5)%
(1,980)	Cognex Corp.	(133,907)
(360)	Zebra Technologies Corp. - Class A2	(133,078)
		(266,985)
	Equity Real Estate Investment Trusts — (2.5)%
(1,000)	Alexandria Real Estate Equities, Inc.	(182,160)
(1,200)	Digital Realty Trust, Inc.	(175,344)
(5,500)	Equity Commonwealth[2]	(144,045)
(5,640)	Healthpeak Properties, Inc.	(185,048)
(6,460)	Omega Healthcare Investors, Inc. REIT	(164,601)
(2,920)	Ventas, Inc.	(162,206)
(7,786)	Veris Residential, Inc.[2]	(124,654)
(3,200)	Vornado Realty Trust	(123,872)
		(1,261,930)
	Food & Staples Retailing — (0.4)%
(2,320)	Sysco Corp.	(198,314)
	Food Products — (0.2)%
(800)	J&J Snack Foods Corp.	(119,760)
	Health Care Equipment & Supplies — (0.9)%
(480)	Becton Dickinson and Co.	(118,651)
(300)	Cooper Cos., Inc. (The)	(108,312)
(96)	Embecta Corp.[2]	(2,921)
(540)	ResMed, Inc.	(107,984)
(500)	Stryker Corp.	(120,630)
		(458,498)
	Hotels, Restaurants & Leisure — (1.2)%
(1,100)	Caesars Entertainment, Inc.[2]	(72,908)
(1,580)	Cracker Barrel Old Country Store, Inc.	(175,364)
(2,620)	Las Vegas Sands Corp.[2]	(92,827)
(1,880)	Papa John’s International, Inc.	(171,174)
(1,580)	Wynn Resorts, Ltd.[2]	(111,358)
		(623,631)
	Household Durables — (0.2)%
(3,300)	Leggett & Platt, Inc.	(117,579)
	Household Products — (0.3)%
(1,000)	Kimberly-Clark Corp.	(138,830)
	Industrial Conglomerates — (0.6)%
(1,120)	3M Co.	(161,526)
(1,820)	General Electric Co.	(135,681)
		(297,207)
	Insurance — (2.0)%
(2,880)	Aflac, Inc.	(164,966)
(1,580)	Allstate Corp. (The)	(199,933)
(720)	Erie Indemnity Co. - Class A	(115,402)
(1,700)	Globe Life, Inc.	(166,736)
(3,860)	Kemper Corp.	(178,178)
(1,480)	Progressive Corp. (The)	(158,893)
		(984,108)
See Notes to Financial Statements.
97

THE GLENMEDE FUND, INC.

Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2022 - (Unaudited)
Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)
	Internet & Direct Marketing Retail — (0.2)%
(40)	Amazon.com, Inc.[2]	$ (99,425)
	Leisure Product — (0.2)%
(1,020)	Polaris Industries, Inc.	(96,839)
	Machinery — (0.4)%
(500)	Deere & Co.	(188,775)
	Multi-Utilities — (0.3)%
(1,300)	DTE Energy Co.	(170,352)
	Road & Rail — (0.6)%
(1,160)	Avis Budget Group, Inc.[2]	(310,497)
	Semiconductors & Semiconductor Equipment — (0.5)%
(800)	Texas Instruments, Inc.	(136,200)
(1,300)	Wolfspeed, Inc.[2]	(119,223)
		(255,423)
	Software — (0.8)%
(280)	ANSYS, Inc.[2]	(77,193)
(500)	Autodesk, Inc.[2]	(94,640)
(200)	MicroStrategy, Inc. - Class A2	(70,834)
(400)	Tyler Technologies, Inc.[2]	(157,884)
		(400,551)
	Textiles, Apparel & Luxury Goods — (0.2)%
(1,660)	VF Corp.	(86,320)
	Water Utilities — (0.2)%
(2,180)	Essential Utilities, Inc.	(97,577)
	TOTAL COMMON STOCKS SOLD SHORT (Proceeds $(14,210,884))	(12,409,076)
TOTAL SHORT INVESTMENTS (Proceeds $(14,210,884))	(24.8)%	$(12,409,076)
TOTAL INVESTMENTS (Cost $38,447,733)	101.7%	$ 50,980,497
LIABILITIES IN EXCESS OF OTHER ASSETS	(1.7)	(858,598)
NET ASSETS	100.0%	$ 50,121,899

*	Percentages indicated are based on net assets.
[1]	All or portion of security pledged as collateral for securities sold short. The total market value of collateral is $14,731,874.
[2]	Non income-producing security.
[3]	Securities or partial securities on loan. See Note 1.
[4]	Represents an investment of securities lending cash collateral.
See Notes to Financial Statements.
98

THE GLENMEDE FUND, INC.

Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2022 - (Unaudited)
INDUSTRY DIVERSIFICATION
On April 30, 2022, industry diversification of the Portfolio was as follows:
	% of Net Assets	Value
INDUSTRIES:
Long Positions:
Software	8.3%	$ 4,140,063
Equity Real Estate Investment Trusts	7.9	3,939,980
IT Services	7.4	3,727,299
Technology Hardware, Storage & Peripherals	5.7	2,866,033
Health Care Providers & Services	5.3	2,646,931
Media	5.1	2,577,285
Insurance	4.5	2,236,374
Semiconductors & Semiconductor Equipment	4.0	1,988,405
Banks	3.9	1,949,107
Chemicals	3.7	1,872,017
Pharmaceuticals	3.7	1,858,802
Electric Utilities	3.6	1,810,280
Food Products	3.5	1,732,429
Capital Markets	3.2	1,620,005
Consumer Finance	3.2	1,613,299
Oil, Gas & Consumable Fuels	3.0	1,525,620
Diversified Telecommunication Services	2.6	1,324,960
Life Sciences Tools & Services	2.5	1,226,374
Textiles, Apparel & Luxury Goods	2.4	1,219,774
Electronic Equipment, Instruments & Components	2.3	1,150,768
Machinery	2.2	1,106,055
Metals & Mining	2.2	1,097,369
Food & Staples Retailing	2.1	1,031,699
Specialty Retail	2.0	1,022,339
Trading Companies & Distributors	2.0	997,788
Household Products	1.8	888,250
Automobiles	1.6	802,556
Multi-line Retail	1.6	781,983
Construction & Engineering	1.6	781,563
Thrifts & Mortgage Finance	1.5	768,189
Energy Equipment & Services	1.5	738,276
Distributors	1.4	722,613
Professional Services	1.4	722,466
Road & Rail	1.4	683,869
Hotels, Restaurants & Leisure	1.3	664,505
Electrical Equipment	1.3	643,847
Household Durables	1.3	641,799
Air Freight & Logistics	1.2	609,813
Interactive Media & Service	1.2	593,468
Health Care Equipment & Supplies	1.2	578,452
Building Products	1.0	517,275
Communications Equipment	1.0	495,426
Diversified Consumer Services	1.0	491,190
Commercial Services & Supplies	0.7	362,529
Aerospace & Defense	0.6	307,080
Independent Power & Renewable Electricity Producer	0.5	261,376
Gas Utilities	0.5	260,884
Entertainment	0.4	208,471
Leisure Product	0.3	163,318
Wireless Telecommunication Services	0.3	150,224
Internet & Direct Marketing Retail	0.3	142,261
See Notes to Financial Statements.
99

THE GLENMEDE FUND, INC.

Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2022 - (Unaudited)
	% of Net Assets	Value
INDUSTRIES: — (Continued)
Short Positions:
Diversified Consumer Services	(0.2)%	$ (72,428)
Textiles, Apparel & Luxury Goods	(0.2)	(86,320)
Leisure Product	(0.2)	(96,839)
Water Utilities	(0.2)	(97,577)
Internet & Direct Marketing Retail	(0.2)	(99,425)
Household Durables	(0.2)	(117,579)
Food Products	(0.2)	(119,760)
Air Freight & Logistics	(0.3)	(125,986)
Auto Components	(0.3)	(130,314)
Communications Equipment	(0.3)	(133,928)
Household Products	(0.3)	(138,830)
Capital Markets	(0.3)	(158,210)
Multi-Utilities	(0.3)	(170,352)
Machinery	(0.4)	(188,775)
Food & Staples Retailing	(0.4)	(198,314)
Semiconductors & Semiconductor Equipment	(0.5)	(255,423)
Containers & Packaging	(0.5)	(260,918)
Electronic Equipment, Instruments & Components	(0.5)	(266,985)
Building Products	(0.5)	(271,241)
Commercial Services & Supplies	(0.6)	(288,902)
Airlines	(0.6)	(292,395)
Industrial Conglomerates	(0.6)	(297,207)
Road & Rail	(0.6)	(310,497)
Electrical Equipment	(0.6)	(316,748)
Software	(0.8)	(400,551)
Health Care Equipment & Supplies	(0.9)	(458,498)
Beverages	(1.0)	(474,817)
Electric Utilities	(1.0)	(507,176)
Hotels, Restaurants & Leisure	(1.2)	(623,631)
Banks	(1.8)	(905,041)
Insurance	(2.0)	(984,108)
Aerospace & Defense	(2.1)	(1,059,444)
Chemicals	(2.5)	(1,238,927)
Equity Real Estate Investment Trusts	(2.5)	(1,261,930)
TOTAL COMMON STOCKS	99.4%	$49,853,662
REPURCHASE AGREEMENT	0.6	283,701
INVESTMENT OF SECURITY LENDING COLLATERAL	1.7	843,134
TOTAL INVESTMENTS	101.7%	$50,980,497
See Notes to Financial Statements.
100

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2022 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.4%
	Aerospace & Defense — 3.2%
76,005	Raytheon Technologies Corp.	$ 7,213,635
	Banks — 4.6%
36,779	JPMorgan Chase & Co.	4,389,941
35,719	PNC Financial Services Group, Inc. (The)	5,932,926
		10,322,867
	Beverages — 2.2%
28,497	PepsiCo, Inc.	4,893,220
	Biotechnology — 1.2%
12,623	Biogen, Inc.[1]	2,618,515
	Capital Markets — 1.8%
37,762	Northern Trust Corp.	3,891,374
	Chemicals — 1.9%
32,453	PPG Industries, Inc.	4,153,659
	Communications Equipment — 1.9%
88,053	Cisco Systems, Inc.	4,312,836
	Construction Materials — 1.7%
10,771	Martin Marietta Materials, Inc.	3,815,304
	Electrical Equipment — 2.9%
50,228	AMETEK, Inc.	6,341,787
	Electronic Equipment, Instruments & Components — 3.3%
101,871	Amphenol Corp. - Class A	7,283,776
	Health Care Equipment & Supplies — 3.8%
32,227	Abbott Laboratories	3,657,765
20,266	Stryker Corp.	4,889,375
		8,547,140
	Health Care Providers & Services — 2.6%
24,197	Laboratory Corp. of America Holdings[1]	5,814,055
	Hotels, Restaurants & Leisure — 3.3%
3,359	Booking Holdings, Inc.[1]	7,424,431
	Household Products — 1.5%
43,299	Colgate-Palmolive Co.	3,336,188
	Insurance — 2.8%
30,594	Chubb, Ltd.	6,316,131
	Interactive Media & Services — 7.5%
4,241	Alphabet, Inc. - Class C1	9,751,459
34,854	Meta Platforms, Inc. - Class A1	6,987,181
		16,738,640
	Internet & Direct Marketing Retail — 2.3%
2,027	Amazon.com, Inc.[1]	5,038,372
	IT Services — 11.3%
15,400	Accenture PLC - Class A	4,625,544
16,462	Gartner, Inc.[1]	4,783,034
39,814	Global Payments, Inc.	5,453,722
27,966	Mastercard, Inc. - Class A	10,162,285
		25,024,585
	Life Sciences Tools & Services — 2.2%
16,260	Waters Corp.[1]	4,927,105
See Notes to Financial Statements.
101

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2022 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Machinery — 2.4%
19,700	Parker-Hannifin Corp.	$ 5,335,154
	Media — 2.4%
132,484	Comcast Corp. - Class A	5,267,564
	Multi-line Retail — 2.2%
20,924	Dollar General Corp.	4,970,078
	Oil, Gas & Consumable Fuels — 3.4%
47,585	Chevron Corp.	7,455,142
	Pharmaceuticals — 6.5%
65,951	Bristol-Myers Squibb Co.	4,964,132
18,137	Eli Lilly & Co.	5,298,362
23,905	Zoetis, Inc.	4,237,161
		14,499,655
	Road & Rail — 1.6%
12,534	Old Dominion Freight Line, Inc.	3,511,024
	Software — 7.2%
7,658	Adobe, Inc.[1]	3,032,185
30,914	Microsoft Corp.	8,579,253
59,182	Oracle Corp.	4,343,959
		15,955,397
	Specialty Retail — 7.2%
17,490	Home Depot, Inc. (The)	5,253,996
49,981	Ross Stores, Inc.	4,986,605
14,579	Ulta Beauty, Inc.[1]	5,784,947
		16,025,548
	Technology Hardware, Storage & Peripherals — 4.5%
63,179	Apple, Inc.	9,960,169
	TOTAL COMMON STOCKS (Cost $112,763,739)	220,993,351
Face Amount
REPURCHASE AGREEMENT* — 0.5%
$1,130,279	With Fixed Income Clearing Corp., dated 4/29/22, 0.00%, principal and interest in the amount of $1,130,279, due 5/2/22, (collateralized by a U.S. Treasury Note with a par value of $1,257,800, coupon rate of 1.500%, due 11/30/28, market value of $1,152,902)	1,130,279
	TOTAL REPURCHASE AGREEMENT (Cost $1,130,279)	1,130,279
TOTAL INVESTMENTS (Cost $113,894,018)	99.9%	$222,123,630
OTHER ASSETS IN EXCESS OF LIABILITIES	0.1	175,364
NET ASSETS	100.0%	$222,298,994

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
See Notes to Financial Statements.
102

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2022 - (Unaudited)
INDUSTRY DIVERSIFICATION
On April 30, 2022, industry diversification of the Portfolio was as follows:
	% of Net Assets	Value
INDUSTRIES:
IT Services	11.3%	$ 25,024,585
Interactive Media & Services	7.5	16,738,640
Specialty Retail	7.2	16,025,548
Software	7.2	15,955,397
Pharmaceuticals	6.5	14,499,655
Banks	4.6	10,322,867
Technology Hardware, Storage & Peripherals	4.5	9,960,169
Health Care Equipment & Supplies	3.8	8,547,140
Oil, Gas & Consumable Fuels	3.4	7,455,142
Hotels, Restaurants & Leisure	3.3	7,424,431
Electronic Equipment, Instruments & Components	3.3	7,283,776
Aerospace & Defense	3.2	7,213,635
Electrical Equipment	2.9	6,341,787
Insurance	2.8	6,316,131
Health Care Providers & Services	2.6	5,814,055
Machinery	2.4	5,335,154
Media	2.4	5,267,564
Internet & Direct Marketing Retail	2.3	5,038,372
Multi-line Retail	2.2	4,970,078
Life Sciences Tools & Services	2.2	4,927,105
Beverages	2.2	4,893,220
Communications Equipment	1.9	4,312,836
Chemicals	1.9	4,153,659
Capital Markets	1.8	3,891,374
Construction Materials	1.7	3,815,304
Road & Rail	1.6	3,511,024
Household Products	1.5	3,336,188
Biotechnology	1.2	2,618,515
TOTAL COMMON STOCKS	99.4%	$220,993,351
REPURCHASE AGREEMENT	0.5	1,130,279
TOTAL INVESTMENTS	99.9%	$222,123,630
See Notes to Financial Statements.
103

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2022 - (Unaudited)
Shares		Value
COMMON STOCKS* — 98.2%
	Air Freight & Logistics — 1.2%
257,288	Atlas Air Worldwide Holdings, Inc.[1]	$ 17,737,435
	Auto Components — 0.7%
103,767	LCI Industries	10,098,604
	Banks — 9.5%
405,070	Ameris Bancorp	16,891,419
349,354	BankUnited, Inc.	13,114,749
392,478	Cathay General Bancorp	15,734,443
1,759,773	FNB Corp.	20,272,585
424,885	Hancock Whitney Corp.	19,871,872
495,263	Simmons First National Corp. - Class A	11,821,928
1,143,067	Umpqua Holdings Corp.	18,906,328
211,418	Wintrust Financial Corp.	18,461,020
		135,074,344
	Biotechnology — 3.7%
630,073	Alkermes PLC[1]	18,177,606
444,243	Halozyme Therapeutics, Inc.[1]	17,725,296
1,339,832	Ironwood Pharmaceuticals, Inc.[1,2]	16,077,984
		51,980,886
	Building Products — 1.0%
177,417	Masonite International Corp.[1]	13,753,366
	Capital Markets — 3.3%
135,519	Evercore, Inc. - Class A	14,331,134
282,820	Stifel Financial Corp.	17,492,417
528,651	Virtu Financial, Inc. - Class A	15,267,441
		47,090,992
	Chemicals — 2.3%
216,043	Ingevity Corp.[1]	12,940,975
672,025	Valvoline, Inc.	20,315,316
		33,256,291
	Communications Equipment — 1.2%
298,532	Ciena Corp.[1]	16,470,010
	Construction & Engineering — 4.1%
253,686	Arcosa, Inc.	13,579,812
148,939	Dycom Industries, Inc.[1]	12,646,410
148,939	EMCOR Group, Inc.	15,859,025
230,118	MasTec, Inc.[1]	16,570,797
		58,656,044
	Containers & Packaging — 2.1%
753,533	Graphic Packaging Holding Co.	16,427,019
315,554	Silgan Holdings, Inc.	14,001,131
		30,428,150
	Diversified Consumer Services — 0.9%
410,851	Frontdoor, Inc.[1]	12,699,404
	Electric Utilities — 0.8%
235,029	Portland General Electric Co.	11,123,923
	Electrical Equipment — 0.8%
168,578	EnerSys	11,035,116
	Electronic Equipment, Instruments & Components — 1.0%
1,031,771	TTM Technologies, Inc.[1]	14,393,205
See Notes to Financial Statements.
104

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2022 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Equity Real Estate Investment Trusts — 6.0%
530,615	Hudson Pacific Properties, Inc.	$ 12,352,717
1,117,207	LXP Industrial Trust	14,020,948
639,946	Outfront Media, Inc.	16,382,617
885,778	Piedmont Office Realty Trust, Inc. - Class A	14,261,026
360,399	STAG Industrial, Inc.	13,450,091
1,201,987	Uniti Group, Inc.	14,892,619
		85,360,018
	Food & Staples Retailing — 0.7%
215,061	Performance Food Group Co.[1]	10,591,754
	Food Products — 1.8%
1,141,102	Hostess Brands, Inc.[1]	25,891,604
	Gas Utilities — 2.3%
291,657	New Jersey Resources Corp.	12,587,916
587,630	South Jersey Industries, Inc.	20,091,070
		32,678,986
	Health Care Equipment & Supplies — 4.8%
66,450	ICU Medical, Inc.[1]	14,219,636
269,726	Merit Medical Systems, Inc.[1]	16,725,709
59,903	Mesa Laboratories, Inc.[2]	12,797,078
418,708	Neogen Corp.[1]	11,053,891
273,334	NuVasive, Inc.[1]	14,060,301
		68,856,615
	Health Care Providers & Services — 3.5%
197,385	AMN Healthcare Services, Inc.[1]	19,294,384
294,986	HealthEquity, Inc.[1,2]	18,383,528
553,960	R1 RCM, Inc.[1]	12,475,179
		50,153,091
	Health Care Technology — 1.7%
854,681	Evolent Health, Inc. - Class A1	23,520,821
	Hotels, Restaurants & Leisure — 1.7%
395,097	Boyd Gaming Corp.	23,934,976
	Household Durables — 2.4%
50,737	Helen of Troy, Ltd.[1,2]	10,883,594
415,719	La-Z-Boy, Inc.	10,925,095
613,759	Tri Pointe Homes, Inc.[1]	12,686,399
		34,495,088
	Household Products — 0.9%
434,050	Energizer Holdings, Inc.	13,147,375
	Insurance — 1.0%
273,982	Stewart Information Services Corp.	14,137,471
	Interactive Media & Services — 2.2%
565,313	Cargurus, Inc.[1]	18,474,429
147,302	Ziff Davis, Inc.[1,2]	13,015,605
		31,490,034
	IT Services — 0.9%
332,541	DigitalOcean Holdings, Inc.[1]	13,112,092
	Life Sciences Tools & Services — 1.2%
50,220	Medpace Holdings, Inc.[1]	6,707,885
1,106,144	NeoGenomics, Inc.[1]	10,453,061
		17,160,946
See Notes to Financial Statements.
105

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2022 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Machinery — 1.2%
400,007	Hillenbrand, Inc.	$ 16,328,286
	Media — 1.2%
104,749	Nexstar Media Group, Inc. - Class A	16,594,337
	Multi-line Retail — 0.9%
219,316	Kohl’s Corp.	12,694,010
	Oil, Gas & Consumable Fuels — 7.9%
1,235,376	CNX Resources Corp.[1]	25,386,977
406,226	Matador Resources Co.	19,831,954
598,205	Ovintiv, Inc.	30,622,114
262,572	PDC Energy, Inc.	18,311,771
509,338	SM Energy Co.	18,096,779
		112,249,595
	Pharmaceuticals — 3.1%
233,401	Pacira BioSciences, Inc.[1]	17,404,713
353,197	Prestige Consumer Healthcare, Inc.[1]	19,305,748
254,355	Supernus Pharmaceuticals, Inc.[1]	7,096,504
		43,806,965
	Professional Services — 2.6%
180,037	ASGN, Inc.[1]	20,425,198
61,212	CACI International, Inc. - Class A1	16,239,543
		36,664,741
	Real Estate Management & Development — 1.0%
762,461	Cushman & Wakefield PLC[1]	13,648,052
	Semiconductors & Semiconductor Equipment — 2.5%
267,109	Diodes, Inc.[1]	19,506,970
642,238	Rambus, Inc.[1]	15,998,149
		35,505,119
	Software — 5.6%
279,874	CommVault Systems, Inc.[1]	17,072,314
852,717	Mandiant, Inc.[1]	18,742,719
324,392	Progress Software Corp.	15,564,328
119,806	SPS Commerce, Inc.[1]	14,332,392
255,978	Verint Systems, Inc.[1]	13,966,160
		79,677,913
	Specialty Retail — 2.1%
99,184	Asbury Automotive Group, Inc.[1]	18,221,093
389,359	Foot Locker, Inc.	11,412,112
		29,633,205
	Thrifts & Mortgage Finance — 0.9%
597,065	Radian Group, Inc.	12,771,220
	Trading Companies & Distributors — 5.5%
357,780	Beacon Roofing Supply, Inc.[1]	21,334,421
234,047	Boise Cascade Co.	17,689,272
757,788	Univar Solutions, Inc.[1]	22,066,787
141,738	WESCO International, Inc.[1]	17,470,626
		78,561,106
	TOTAL COMMON STOCKS (Cost $1,043,143,231)	1,396,463,190
See Notes to Financial Statements.
106

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2022 - (Unaudited)
Face Amount		Value
REPURCHASE AGREEMENT* — 1.8%
$25,048,891
With Fixed Income Clearing Corp., dated 4/29/22, 0.00%, principal and interest in the amount of $25,048,891, due 5/2/22, (collateralized by a U.S. Treasury Note with a par value of $28,573,300, coupon rate of 1.000%, due 07/31/28, market value of $25,549,929)
		$ 25,048,891
TOTAL REPURCHASE AGREEMENT (Cost $25,048,891)		25,048,891
Shares
INVESTMENT OF SECURITY LENDING COLLATERAL* — 1.1%
15,421,638	State Street Navigator Securities Lending Government Money Market Portfolio[3]	15,421,638
TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $15,421,638)		15,421,638
TOTAL INVESTMENTS (Cost $1,083,613,760)	101.1%	$1,436,933,719
LIABILITIES IN EXCESS OF OTHER ASSETS	(1.1)	(15,330,385)
NET ASSETS	100.0%	$1,421,603,334

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Represents an investment of securities lending cash collateral.
See Notes to Financial Statements.
107

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2022 - (Unaudited)
INDUSTRY DIVERSIFICATION
On April 30, 2022, industry diversification of the Portfolio was as follows:
	% of Net Assets	Value
INDUSTRIES:
Banks	9.5%	$ 135,074,344
Oil, Gas & Consumable Fuels	7.9	112,249,595
Equity Real Estate Investment Trusts	6.0	85,360,018
Software	5.6	79,677,913
Trading Companies & Distributors	5.5	78,561,106
Health Care Equipment & Supplies	4.8	68,856,615
Construction & Engineering	4.1	58,656,044
Biotechnology	3.7	51,980,886
Health Care Providers & Services	3.5	50,153,091
Capital Markets	3.3	47,090,992
Pharmaceuticals	3.1	43,806,965
Professional Services	2.6	36,664,741
Semiconductors & Semiconductor Equipment	2.5	35,505,119
Household Durables	2.4	34,495,088
Chemicals	2.3	33,256,291
Gas Utilities	2.3	32,678,986
Interactive Media & Services	2.2	31,490,034
Containers & Packaging	2.1	30,428,150
Specialty Retail	2.1	29,633,205
Food Products	1.8	25,891,604
Hotels, Restaurants & Leisure	1.7	23,934,976
Health Care Technology	1.7	23,520,821
Air Freight & Logistics	1.2	17,737,435
Life Sciences Tools & Services	1.2	17,160,946
Media	1.2	16,594,337
Communications Equipment	1.2	16,470,010
Machinery	1.2	16,328,286
Electronic Equipment, Instruments & Components	1.0	14,393,205
Insurance	1.0	14,137,471
Building Products	1.0	13,753,366
Real Estate Management & Development	1.0	13,648,052
Household Products	0.9	13,147,375
IT Services	0.9	13,112,092
Thrifts & Mortgage Finance	0.9	12,771,220
Diversified Consumer Services	0.9	12,699,404
Multi-line Retail	0.9	12,694,010
Electric Utilities	0.8	11,123,923
Electrical Equipment	0.8	11,035,116
Food & Staples Retailing	0.7	10,591,754
Auto Components	0.7	10,098,604
TOTAL COMMON STOCKS	98.2%	$1,396,463,190
REPURCHASE AGREEMENT	1.8	25,048,891
INVESTMENT OF SECURITY LENDING COLLATERAL	1.1	15,421,638
TOTAL INVESTMENTS	101.1%	$1,436,933,719
See Notes to Financial Statements.
108

THE GLENMEDE FUND, INC.

Equity Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2022 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.5%
	Aerospace & Defense — 2.4%
5,460	Raytheon Technologies Corp.	$ 518,209
	Air Freight & Logistics — 1.8%
2,155	United Parcel Service, Inc. - Class B	387,857
	Banks — 1.6%
2,784	JPMorgan Chase & Co.	332,298
	Beverages — 2.9%
3,564	PepsiCo, Inc.	611,974
	Biotechnology — 2.2%
2,046	Amgen, Inc.	477,107
	Capital Markets — 7.6%
1,361	Ameriprise Financial, Inc.	361,332
427	BlackRock, Inc.	266,738
4,420	Charles Schwab Corp. (The)	293,179
5,120	Morgan Stanley	412,621
2,750	Northern Trust Corp.	283,387
		1,617,257
	Chemicals — 3.1%
1,301	Air Products and Chemicals, Inc.	304,525
2,879	PPG Industries, Inc.	368,483
		673,008
	Communications Equipment — 1.8%
8,030	Cisco Systems, Inc.	393,309
	Distributors — 1.3%
2,104	Genuine Parts Co.	273,625
	Electrical Equipment — 3.5%
2,741	Eaton Corp. PLC	397,500
1,409	Rockwell Automation, Inc.	356,012
		753,512
	Electronic Equipment, Instruments & Components — 1.9%
3,325	TE Connectivity, Ltd.	414,894
	Food Products — 3.6%
2,006	Hershey Co. (The)	452,895
5,078	Mondelez International, Inc. - Class A	327,429
		780,324
	Gas Utilities — 1.6%
9,878	UGI Corp.	338,815
	Health Care Equipment & Supplies — 3.6%
3,507	Abbott Laboratories	398,044
3,641	Medtronic PLC	379,975
		778,019
	Health Care Providers & Services — 2.0%
3,211	Quest Diagnostics, Inc.	429,760
	Hotels, Restaurants & Leisure — 3.5%
2,000	McDonald’s Corp.	498,320
3,242	Starbucks Corp.	241,983
		740,303
	Household Products — 4.0%
5,084	Colgate-Palmolive Co.	391,722
See Notes to Financial Statements.
109

THE GLENMEDE FUND, INC.

Equity Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2022 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Household Products — (Continued)
2,879	Procter & Gamble Co. (The)	$ 462,224
		853,946
	Insurance — 6.3%
6,196	Aflac, Inc.	354,907
1,639	Allstate Corp. (The)	207,399
1,331	Everest Re Group, Ltd.	365,639
6,244	Principal Financial Group, Inc.	425,466
		1,353,411
	IT Services — 5.4%
731	Accenture PLC - Class A	219,563
4,662	Fidelity National Information Services, Inc.	462,237
3,758	Paychex, Inc.	476,252
		1,158,052
	Machinery — 4.9%
1,609	Cummins, Inc.	304,407
1,439	Illinois Tool Works, Inc.	283,641
2,194	Snap-on, Inc.	466,203
		1,054,251
	Media — 3.9%
10,843	Comcast Corp. - Class A	431,118
12,574	Interpublic Group of Cos., Inc. (The)	410,164
		841,282
	Multi-Utilities — 3.7%
5,501	Dominion Energy, Inc.	449,102
2,552	DTE Energy Co.	334,414
		783,516
	Oil, Gas & Consumable Fuels — 4.4%
3,575	Chevron Corp.	560,095
4,452	Phillips 66	386,256
		946,351
	Pharmaceuticals — 9.4%
7,556	Bristol-Myers Squibb Co.	568,740
1,543	Eli Lilly & Co.	450,757
3,792	Johnson & Johnson	684,304
6,463	Pfizer, Inc.	317,140
		2,020,941
	Road & Rail — 2.2%
2,035	Union Pacific Corp.	476,780
	Semiconductors & Semiconductor Equipment — 2.9%
3,593	Texas Instruments, Inc.	611,708
	Software — 1.9%
5,556	Oracle Corp.	407,810
	Specialty Retail — 4.3%
1,707	Home Depot, Inc. (The)	512,783
4,018	Ross Stores, Inc.	400,876
		913,659
	Technology Hardware, Storage & Peripherals — 1.8%
5,292	NetApp, Inc.	387,639
	TOTAL COMMON STOCKS (Cost $16,077,007)	21,329,617
See Notes to Financial Statements.
110

THE GLENMEDE FUND, INC.

Equity Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2022 - (Unaudited)
Face Amount		Value
REPURCHASE AGREEMENT* — 0.5%
$116,109
With Fixed Income Clearing Corp., dated 4/29/22, 0.00%, principal and interest in the amount of $116,109, due 5/2/22, (collateralized by a U.S. Treasury Note with a par value of $132,500, coupon rate of 1.000%, due 07/31/28, market value of $118,480)
		$ 116,109
TOTAL REPURCHASE AGREEMENT (Cost $116,109)		116,109
TOTAL INVESTMENTS (Cost $16,193,116)	100.0%	$21,445,726
OTHER ASSETS IN EXCESS OF LIABILITIES	0.0	1,044
NET ASSETS	100.0%	$21,446,770

*	Percentages indicated are based on net assets.
See Notes to Financial Statements.
111

THE GLENMEDE FUND, INC.

Equity Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2022 - (Unaudited)
INDUSTRY DIVERSIFICATION
On April 30, 2022, industry diversification of the Portfolio was as follows:
	% of Net Assets	Value
INDUSTRIES:
Pharmaceuticals	9.4%	$ 2,020,941
Capital Markets	7.6	1,617,257
Insurance	6.3	1,353,411
IT Services	5.4	1,158,052
Machinery	4.9	1,054,251
Oil, Gas & Consumable Fuels	4.4	946,351
Specialty Retail	4.3	913,659
Household Products	4.0	853,946
Media	3.9	841,282
Multi-Utilities	3.7	783,516
Food Products	3.6	780,324
Health Care Equipment & Supplies	3.6	778,019
Electrical Equipment	3.5	753,512
Hotels, Restaurants & Leisure	3.5	740,303
Chemicals	3.1	673,008
Beverages	2.9	611,974
Semiconductors & Semiconductor Equipment	2.9	611,708
Aerospace & Defense	2.4	518,209
Biotechnology	2.2	477,107
Road & Rail	2.2	476,780
Health Care Providers & Services	2.0	429,760
Electronic Equipment, Instruments & Components	1.9	414,894
Software	1.9	407,810
Communications Equipment	1.8	393,309
Air Freight & Logistics	1.8	387,857
Technology Hardware, Storage & Peripherals	1.8	387,639
Gas Utilities	1.6	338,815
Banks	1.6	332,298
Distributors	1.3	273,625
TOTAL COMMON STOCKS	99.5%	$21,329,617
REPURCHASE AGREEMENT	0.5	116,109
TOTAL INVESTMENTS	100.0%	$21,445,726
See Notes to Financial Statements.
112

THE GLENMEDE FUND, INC.

Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2022 - (Unaudited)
Shares		Value
EXCHANGE-TRADED FUNDS* — 4.2%
22,100	SPDR S&P 500 ETF Trust[1]	$ 9,105,200
30,000	Vanguard S&P 500 ETF[1]	11,361,000
	TOTAL EXCHANGE-TRADED FUNDS (Cost $6,430,609)	20,466,200
Face Amount
U.S. TREASURY BILLS* — 23.5%
$60,000,000	U.S. Treasury Bill, 0.229% due 07/7/22[1]	59,919,081
54,000,000	U.S. Treasury Bill, 1.698% due 03/23/23[1]	53,122,073
	TOTAL U.S. TREASURY BILLS (Cost $113,165,322)	113,041,154
REPURCHASE AGREEMENT* — 1.9%
9,041,583	With Fixed Income Clearing Corp., dated 4/29/22, 0.00%, principal and interest in the amount of $9,041,583, due 5/2/22, (collateralized by a U.S. Treasury Note with a par value of $10,061,600, coupon rate of 1.500%, due 11/30/28, market value of $9,222,483)	9,041,583
	TOTAL REPURCHASE AGREEMENT (Cost $9,041,583)	9,041,583
TOTAL PURCHASED OPTIONS (Cost $1,232,381,420)	237.2%	1,140,612,200
TOTAL INVESTMENTS (Cost $1,361,018,934)	266.8%	$1,283,161,137
LIABILITIES IN EXCESS OF OTHER ASSETS	(166.8)	(802,269,084)
NET ASSETS[2]	100.0%	$ 480,892,053

*	Percentages indicated are based on net assets.
[1]	All or a portion of this security is held as collateral for written options.
[2]	Cash in the amount of $12,303,323 is held as collateral to secure the open written call and put options contracts.
See Notes to Financial Statements.
113

THE GLENMEDE FUND, INC.

Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2022 - (Unaudited)
Description	Counterparty	Exercise Price/ FX Rate	Expiration Date		Number of Contracts	Notional Amount	Market Value	Premiums Paid (Recieved by Fund)	Unrealized Appreciation/ (Depreciation)
PURCHASED OPTIONS
CALLS:
S&P 500 Index	OCC**	1,000.00	06/17/22	USD	3,640	$ 1,504,022,520	$1,139,738,600	$1,230,887,031	$(91,148,431)
PUTS:
S&P 500 Index	OCC**	2,000.00	06/17/22	USD	3,640	1,504,022,520	873,600	1,494,389	(620,789)
TOTAL PURCHASED OPTIONS						$ 3,008,045,040	$1,140,612,200	$1,232,381,420	$(91,769,220)
WRITTEN OPTIONS
CALLS:
S&P 500 Index	OCC**	2,000.00	06/17/22	USD	3,640	(1,504,022,520)	(777,049,000)	(868,714,526)	91,665,526
PUTS:
S&P 500 Index	OCC**	4,400.00	05/20/22	USD	290	(119,825,970)	(8,038,800)	(2,587,455)	(5,451,345)
S&P 500 Index	OCC**	4,450.00	05/20/22	USD	40	(16,527,720)	(1,283,000)	(447,580)	(835,420)
S&P 500 Index	OCC**	4,480.00	05/20/22	USD	20	(8,263,860)	(696,500)	(256,985)	(439,515)
S&P 500 Index	OCC**	4,500.00	05/20/22	USD	600	(247,915,800)	(22,020,000)	(8,299,498)	(13,720,502)
S&P 500 Index	OCC**	4,600.00	05/20/22	USD	110	(45,451,230)	(5,102,900)	(2,249,445)	(2,853,455)
S&P 500 Index	OCC**	1,000.00	06/17/22	USD	3,640	(1,504,022,520)	(91,000)	(181,234)	90,234
TOTAL PUTS						$(1,942,007,100)	$ (37,232,200)	$ (14,022,197)	$(23,210,003)
TOTAL WRITTEN OPTIONS						$(3,446,029,620)	$ (814,281,200)	$ (882,736,723)	$ 68,455,523

**	The Options Clearing Corp
SECTOR DIVERSIFICATION*
On April 30, 2022, sector diversification of the Portfolio was as follows:
	% of Net Assets	Value
SECTOR:
Purchased Options	237.2%	$ 1,140,612,200
U.S. Treasury Bills	23.5	113,041,154
Exchange-Traded Funds	4.2	20,466,200
TOTAL	264.9%	$1,274,119,554
REPURCHASE AGREEMENT	1.9	9,041,583
TOTAL INVESTMENTS	266.8%	$1,283,161,137

*	This table does not include written options. Please refer to the Schedule of Portfolio Investments for information on written options.
See Notes to Financial Statements.
114

THE GLENMEDE FUND, INC.

Global Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2022 - (Unaudited)
Shares		Value
EXCHANGE-TRADED FUNDS* — 11.3%
11,400	iShares MSCI EAFE ETF	$ 782,496
30,000	iShares MSCI Emerging Markets ETF	1,271,400
	TOTAL EXCHANGE-TRADED FUNDS (Cost $2,239,217)	2,053,896
Face Amount
U.S. TREASURY BILLS* — 21.8%
$2,000,000	U.S. Treasury Bill, 0.229% due 07/7/22[1]	1,997,303
2,000,000	U.S. Treasury Bill, 1.698% due 03/23/23[1]	1,967,484
	TOTAL U.S. TREASURY BILLS (Cost $3,969,181)	3,964,787
REPURCHASE AGREEMENT* — 9.4%
1,705,199	With Fixed Income Clearing Corp., dated 4/29/22, 0.00%, principal and interest in the amount of $1,705,199, due 5/2/22, (collateralized by a U.S. Treasury Note with a par value of $1,897,600, coupon rate of 1.500%, due 11/30/28, market value of $1,739,344)	1,705,199
	TOTAL REPURCHASE AGREEMENT (Cost $1,705,199)	1,705,199
TOTAL PURCHASED OPTIONS (Cost $37,512,682)	189.8%	34,469,050
TOTAL INVESTMENTS (Cost $45,426,279)	232.3%	$ 42,192,932
LIABILITIES IN EXCESS OF OTHER ASSETS	(132.3)	(24,032,627)
NET ASSETS[2]	100.0%	$ 18,160,305

*	Percentages indicated are based on net assets.
[1]	All or a portion of this security is held as collateral for written options.
[2]	Cash in the amount of $824,484 is held as collateral to secure the open written call and put options contracts.
See Notes to Financial Statements.
115

THE GLENMEDE FUND, INC.

Global Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2022 - (Unaudited)
Description	Counterparty	Exercise Price/ FX Rate	Expiration Date		Number of Contracts	Notional Amount	Market Value	Premiums Paid (Recieved by Fund)	Unrealized Appreciation/ (Depreciation)
PURCHASED OPTIONS
CALLS:
S&P 500 Index	OCC**	1,000.00	06/17/22	USD	110	$ 45,451,230	$ 34,442,650	$ 37,475,381	$(3,032,731)
PUTS:
S&P 500 Index	OCC**	2,000.00	06/17/22	USD	110	45,451,230	26,400	37,301	(10,901)
TOTAL PURCHASED OPTIONS						$ 90,902,460	$ 34,469,050	$ 37,512,682	$(3,043,632)
WRITTEN OPTIONS
CALLS:
S&P 500 Index	OCC**	2,000.00	06/17/22	USD	110	(45,451,230)	(23,482,250)	(26,523,637)	3,041,387
PUTS:
iShares MSCI Emerging Markets ETF	OCC**	45.00	05/20/22	USD	400	(1,695,200)	(113,200)	(59,176)	(54,024)
iShares MSCI EAFE ETF	OCC**	72.00	05/20/22	USD	100	(686,400)	(35,800)	(16,050)	(19,750)
iShares MSCI EAFE ETF	OCC**	75.00	05/20/22	USD	70	(480,480)	(44,275)	(23,165)	(21,110)
Russell 2000 Index	OCC**	2,100.00	05/20/22	USD	8	(1,491,280)	(186,600)	(82,225)	(104,375)
S&P 500 Index	OCC**	4,520.00	05/20/22	USD	20	(8,263,860)	(772,100)	(307,985)	(464,115)
iShares MSCI EAFE ETF	OCC**	80.00	06/17/22	USD	228	(1,564,992)	(282,720)	(207,483)	(75,237)
S&P 500 Index	OCC**	1,000.00	06/17/22	USD	110	(45,451,230)	(2,750)	(4,005)	1,255
TOTAL PUTS						$ (59,633,442)	$ (1,437,445)	$ (700,089)	$ (737,356)
TOTAL WRITTEN OPTIONS						$(105,084,672)	$(24,919,695)	$(27,223,726)	$ 2,304,031

**	The Options Clearing Corp
SECTOR DIVERSIFICATION*
On April 30, 2022, sector diversification of the Portfolio was as follows:
	% of Net Assets	Value
SECTOR:
Purchased Options	189.8%	$ 34,469,050
U.S. Treasury Bills	21.8	3,964,787
Exchange-Traded Funds	11.3	2,053,896
TOTAL	222.9%	$40,487,733
REPURCHASE AGREEMENT	9.4	1,705,199
TOTAL INVESTMENTS	232.3%	$42,192,932

*	This table does not include written options. Please refer to the Schedule of Portfolio Investments for information on written options.
See Notes to Financial Statements.
116

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2022 - (Unaudited)
Face Amount		Value
AGENCY NOTES* — 15.5%
	Federal Home Loan Bank — 10.2%
$ 5,000,000	0.250% due 12/4/23	$ 4,816,684
15,000,000	2.750% due 12/13/24	14,960,853
7,000,000	0.375% due 9/23/25[1]	6,419,146
11,500,000	3.250% due 11/16/28[1]	11,628,472
		37,825,155
	Federal National Mortgage Association — 5.3%
1,100,000	0.250% due 11/27/23	1,061,111
15,000,000	2.625% due 9/6/24[1]	14,944,008
3,960,000	2.125% due 4/24/26[1]	3,836,177
		19,841,296
	TOTAL AGENCY NOTES (Cost $60,352,788)	57,666,451
MORTGAGE-BACKED SECURITIES*,2 — 33.4%
	Federal Home Loan Mortgage Corporation — 16.0%
5,317	# G13396, 5.500% due 12/1/23	5,366
28,517	# D78677, 8.000% due 3/1/27	28,906
50,640	# C00742, 6.500% due 4/1/29	53,851
1,602,191	# J38111, 3.000% due 12/1/32	1,587,112
12,236	# A68937, 6.000% due 11/1/37	13,009
147,276	# A69653, 5.500% due 12/1/37	156,524
176,200	# A73370, 5.000% due 2/1/38	186,539
136,960	# A90421, 4.500% due 12/1/39	142,984
42,593	# A92890, 4.500% due 7/1/40	43,404
546,805	# A97620, 4.500% due 3/1/41	570,863
870,756	# C03770, 3.500% due 2/1/42	861,477
448,538	# Q07651, 3.500% due 4/1/42	440,428
964,232	# Q41208, 3.500% due 6/1/46	951,750
3,831,043	# G08737, 3.000% due 12/1/46	3,672,656
1,336,027	# Q45735, 3.000% due 1/1/47	1,278,762
2,579,950	# Q46279, 3.500% due 2/1/47	2,532,690
2,620,494	# Q47596, 4.000% due 4/1/47	2,633,368
7,922,482	# RA3173, 3.000% due 7/1/50	7,499,790
2,976,213	# SD8083, 2.500% due 8/1/50	2,723,535
12,335,181	# SD8152, 3.000% due 6/1/51	11,673,720
8,064,596	# SD8196, 3.500% due 2/1/52	7,837,414
15,466,710	# SD8201, 3.000% due 3/1/52	14,606,143
		59,500,291
	Federal National Mortgage Association — 17.3%
237	# 125275, 7.000% due 3/1/24	242
181,307	# AH6827, 4.000% due 3/1/26	184,819
170,824	# AI1657, 4.000% due 4/1/26	173,883
307,828	# AB3900, 3.000% due 11/1/26	305,981
13,275	# 373328, 8.000% due 3/1/27	13,323
491,950	# AK4751, 3.000% due 4/1/27	487,526
7,571	# 390895, 8.000% due 6/1/27	7,656
884,696	# AO0533, 3.000% due 6/1/27	880,576
25,560	# 397602, 8.000% due 8/1/27	25,864
409	# 499335, 6.500% due 8/1/29	455
2,739	# 252806, 7.500% due 10/1/29	3,002
140	# 523497, 7.500% due 11/1/29	147
1,981,676	# BC2462, 3.000% due 2/1/31	1,968,008
868	# 588945, 7.000% due 6/1/31	904
3,968,645	# AS7429, 2.500% due 6/1/31	3,892,250
34,566	# 607862, 7.000% due 9/1/31	35,845
1,793	# 656872, 6.500% due 8/1/32	1,905
2,584,034	# MA3391, 3.000% due 6/1/33	2,554,079
85,991	# 789856, 6.000% due 8/1/34	91,844
See Notes to Financial Statements.
117

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Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2022 - (Unaudited)
Face Amount		Value
MORTGAGE-BACKED SECURITIES*,2 — (Continued)
	Federal National Mortgage Association — (Continued)
$ 22,169	# 829202, 5.000% due 7/1/35	$ 23,288
59,606	# 826586, 5.000% due 8/1/35	63,052
15,464	# 256216, 7.000% due 4/1/36	16,974
43,705	# 898412, 5.000% due 10/1/36	45,288
6,267	# 910894, 5.000% due 2/1/37	6,492
15,000	# 912456, 6.500% due 3/1/37	15,936
201,242	# 973241, 5.000% due 3/1/38	212,785
46,001	# 975593, 5.000% due 6/1/38	48,380
76,132	# 257573, 5.500% due 2/1/39	81,354
188,999	# AD7128, 4.500% due 7/1/40	196,413
9,097,223	# MA4152, 2.000% due 10/1/40	8,188,908
1,892,996	# AH1568, 4.500% due 12/1/40	1,960,055
762,996	# AH6991, 4.000% due 1/1/41	770,455
480,677	# AH4004, 4.500% due 3/1/41	501,263
459,655	# AH8351, 4.000% due 3/1/41	464,871
493,720	# AJ1315, 4.000% due 9/1/41	498,563
632,016	# AI8779, 4.000% due 11/1/41	639,198
837,144	# AJ5958, 4.000% due 12/1/41	846,653
276,670	# AK5070, 3.500% due 3/1/42	270,539
1,319,989	# AK5426, 3.500% due 3/1/42	1,304,934
3,456,627	# AT7682, 3.500% due 6/1/43	3,417,101
1,655,190	# AS6326, 3.500% due 12/1/45	1,634,331
1,262,670	# AS6881, 3.500% due 3/1/46	1,241,747
1,701,698	# BC0960, 4.000% due 6/1/46	1,711,027
986,356	# AS8966, 4.000% due 3/1/47	989,664
1,479,584	# AS9988, 4.500% due 7/1/47	1,519,788
1,693,554	# MA3210, 3.500% due 12/1/47	1,657,222
1,346,504	# BJ9251, 3.500% due 6/1/48	1,316,185
5,541,694	# FM3727, 3.000% due 7/1/50	5,249,041
5,485,700	# BQ2863, 2.500% due 9/1/50	5,023,396
9,361,716	# CA7231, 2.500% due 10/1/50	8,565,384
5,552,448	# MA4439, 3.000% due 10/1/51	5,254,688
		64,363,284
	Government National Mortgage Association — 0.1%
8,621	# 476259, 7.000% due 8/15/28	8,652
2,764	# 485264, 7.500% due 2/15/31	2,774
6,391	# 559304, 7.000% due 9/15/31	6,464
118,661	# 651859, 5.000% due 6/15/36	125,870
86,861	# 782150, 5.500% due 4/15/37	95,545
13,441	# 662521, 6.000% due 8/15/37	14,578
19,411	# 677545, 6.000% due 11/15/37	20,517
20,189	# 676291, 6.000% due 12/15/37	21,350
33,318	# 685836, 5.500% due 4/15/38	35,104
153,625	# 698235, 5.000% due 6/15/39	163,130
		493,984
	TOTAL MORTGAGE-BACKED SECURITIES (Cost $134,825,968)	124,357,559
CORPORATE NOTES* — 31.6%
	Banking — 8.9%
8,000,000	Bank of America Corp., (3M USD LIBOR * 1.19 + 2.88%), 2.884% due 10/22/30[3]	7,146,774
5,000,000	Bank of America Corp., (3M USD LIBOR * 1.51 + 3.71%), 3.705% due 4/24/28[3]	4,822,587
5,000,000	Bank of America Corp., (3M USD LIBOR * 1.81 + 4.24%), 4.244% due 4/24/38[3]	4,741,659
6,000,000	JPMorgan Chase & Co., (3M USD LIBOR * 0.95 + 3.51%), 3.509% due 1/23/29[3]	5,699,471
See Notes to Financial Statements.
118

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2022 - (Unaudited)
Face Amount		Value
CORPORATE NOTES* — (Continued)
	Banking — (Continued)
$ 5,000,000	JPMorgan Chase & Co., (SOFR* 1.11 + 1.76%), 1.764% due 11/19/31[1,3]	$ 4,045,752
6,500,000	PNC Bank NA, 3.250% due 6/1/25	6,460,335
		32,916,578
	Beverages, Food & Tobacco — 2.6%
10,000,000	Archer-Daniels-Midland Co., 3.250% due 3/27/30	9,512,750
	Communications — 4.0%
14,000,000	Amazon.com, Inc., 4.800% due 12/5/34	15,060,138
	Computer Software & Processing — 5.5%
1,000,000	Alphabet, Inc., 2.050% due 8/15/50	688,098
11,250,000	Apple, Inc., 4.500% due 2/23/36[1]	11,948,538
8,000,000	Microsoft Corp., 3.450% due 8/8/36	7,636,739
		20,273,375
	Electronics — 1.9%
4,000,000	Emerson Electric Co., 1.800% due 10/15/27	3,616,548
4,000,000	QUALCOMM, Inc., 1.300% due 5/20/28	3,466,946
		7,083,494
	Heavy Machinery — 2.2%
4,000,000	Caterpillar, Inc., 2.600% due 4/9/30[1]	3,677,316
4,750,000	John Deere Capital Corp., 0.700% due 7/5/23	4,646,745
		8,324,061
	Insurance — 2.4%
5,100,000	Aflac, Inc., 2.875% due 10/15/26	4,961,994
4,000,000	MetLife, Inc., 4.550% due 3/23/30	4,126,545
		9,088,539
	Media - Broadcasting & Publishing — 1.8%
7,000,000	Comcast Corp., 3.150% due 2/15/28[1]	6,732,654
	Pharmaceuticals — 2.3%
5,000,000	Johnson & Johnson, 2.450% due 9/1/60	3,496,035
5,000,000	Merck & Co., Inc., 2.750% due 2/10/25	4,945,666
		8,441,701
	TOTAL CORPORATE NOTES (Cost $128,465,494)	117,433,290
U.S. TREASURY NOTES/BONDS* — 16.4%
4,000,000	U.S. Treasury Bonds, 6.625% due 2/15/27	4,647,500
7,000,000	U.S. Treasury Bonds, 3.500% due 2/15/39	7,448,711
See Notes to Financial Statements.
119

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Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2022 - (Unaudited)
Face Amount		Value
U.S. TREASURY NOTES/BONDS* — (Continued)
$ 4,000,000	U.S. Treasury Bonds, 3.125% due 11/15/41	$ 3,972,656
9,000,000	U.S. Treasury Bonds, 3.750% due 11/15/43	9,775,547
10,000,000	U.S. Treasury Bonds, 2.250% due 8/15/46	8,440,625
3,000,000	U.S. Treasury Bonds, 3.000% due 5/15/47	2,926,641
10,000,000	U.S. Treasury Notes, 2.875% due 5/31/25	9,989,062
3,000,000	U.S. Treasury Notes, 1.875% due 7/31/26	2,872,617
6,000,000	U.S. Treasury Notes, 2.250% due 8/15/27	5,791,172
5,000,000	U.S. Treasury Notes, 3.125% due 11/15/28	5,046,094
	TOTAL U.S. TREASURY NOTES/BONDS (Cost $67,886,388)	60,910,625
REPURCHASE AGREEMENT* — 3.6%
13,323,374	With Fixed Income Clearing Corp., dated 4/29/22, 0.00%, principal and interest in the amount of $13,323,374, due 5/2/22, (collateralized by a U.S. Treasury Note with a par value of $14,826,400, coupon rate of 1.500%, due 11/30/28, market value of $13,589,908)	13,323,374
	TOTAL REPURCHASE AGREEMENT (Cost $13,323,374)	13,323,374
Shares
INVESTMENT OF SECURITY LENDING COLLATERAL* — 4.2%
15,719,408	State Street Navigator Securities Lending Government Money Market Portfolio[4]	15,719,408
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $15,719,408)	15,719,408
TOTAL INVESTMENTS (Cost $420,573,420)	104.7%	$389,410,707
LIABILITIES IN EXCESS OF OTHER ASSETS	(4.7)	(17,567,247)
NET ASSETS	100.0%	$371,843,460

*	Percentages indicated are based on net assets.
[1]	Securities or partial securities on loan. See Note 1.
[2]	Represents current face amount at April 30, 2022.
[3]	Floating Rate Bond. Rate shown is as of April 30, 2022.
[4]	Represents an investment of securities lending cash collateral.
See Notes to Financial Statements.
120

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Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2022 - (Unaudited)
SECTOR DIVERSIFICATION
On April 30, 2022, sector diversification of the Portfolio was as follows:
	% of Net Assets	Value
Sector:
Corporate	31.6%	$ 117,433,290
Federal National Mortgage Association	22.6	84,204,580
Federal Home Loan Mortgage Corporation	16.0	59,500,291
U.S. Treasury Notes/Bonds	11.3	42,148,672
Federal Home Loan Bank	10.2	37,825,155
U.S. Treasury	5.1	18,761,953
Government National Mortgage Association	0.1	493,984
TOTAL	96.9%	$360,367,925
REPURCHASE AGREEMENT	3.6	13,323,374
INVESTMENT OF SECURITY LENDING COLLATERAL	4.2	15,719,408
TOTAL INVESTMENTS	104.7%	$389,410,707
See Notes to Financial Statements.
121

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Short Term Tax Aware Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2022 - (Unaudited)
Face Amount		Value
CORPORATE NOTES* — 0.9%
	Health Care Services — 0.9%
$ 500,000	CommonSpirit Health, 1.547% due 10/1/25	$ 463,543
	TOTAL CORPORATE NOTES (Cost $501,753)	463,543
MUNICIPAL BONDS* — 95.9%
	Alabama — 0.7%
225,000	City of Birmingham, AL, General Obligation Limited, Prerefunded 09/01/25 @100, 5.000% due 3/1/45	243,499
100,000	Southeast Energy Authority, AL, Cooperative District, Project No.1, Revenue Bonds, Series A, 4.000% due 10/1/23	101,514
		345,013
	Arizona — 1.6%
250,000	City of Phoenix, AZ, Civic Improvement Corp., Junior Line Airport, Revenue Bonds, AMT, Series B, 5.000% due 7/1/23	256,671
175,000	City of Yuma, AZ, Revenue Bonds, Refunding, 4.000% due 7/1/23	178,653
400,000	Yuma, AZ, Municipal Property Corp., Excise Tax Revenue, Revenue Bonds, Refunding, 5.000% due 7/1/22	402,384
		837,708
	California — 5.6%
200,000	California Health Facilities Financing Authority, Revenue Bonds, Series A, Prerefunded 11/15/25 @ 100, 3.250% due 11/15/36	205,179
	California State, General Obligation Unlimited, Refunding:
500,000	5.000% due 9/1/23	519,078
300,000	5.000% due 4/1/24	315,348
315,000	City and County of San Francisco, CA, San Francisco Unified School District, General Obligation Unlimited, Proposition A, Series F&C, 5.000% due 6/15/26	331,895
350,000	City of Los Angeles, CA, Department of Airports, Revenue Bonds, AMT, Series D, 5.000% due 5/15/23	359,307
500,000	City of Los Angeles, CA, Department of Airports, Revenue Bonds,Refunding, AMT, Series A, 5.000% due 5/15/25	528,328
450,000	Golden State, CA, Tobacco Securitization Corp, Revenue Bonds, Taxable Refunding, (State Appropriations), 1.400% due 6/1/25	419,926
200,000	Sanata Clara County, CA, Foothill-De Anza Community College District, General Obligation Unlimited, Refunding Bonds, 4.000% due 8/1/25	209,865
		2,888,926
	Colorado — 2.1%
200,000	City and County of Denver, CO, Airport System Revenue, Revenue Bonds, Refunding, Series D, 5.000% due 11/15/31[1]	203,058
125,000	Colorado Housing and Finance Authority, Revenue Bonds, AMT, Class 1 Bonds, Series A (GNMA Insured), 1.400% due 11/1/22	124,632
750,000	E-470 Public Highway Authority, CO, Revenue Bonds, Variable Refunding, Series B, (SOFR*0.67+0.35%), 0.538% due 9/1/39[2]	734,913
		1,062,603
	Connecticut — 4.0%
750,000	Connecticut State Health and Educational Facilities Authority, Revenue Bonds, Series 2014A, 1.100% due 7/1/48[1]	744,405
500,000	State of Connecticut Special Tax Revenue, Revenue Bonds, Refunding, Series C, 5.000% due 1/1/23	510,360
285,000	State of Connecticut, General Obligation Unlimited, Refunding, Series C, 5.000% due 6/1/24	285,720
250,000	University of Connecticut, Revenue Bonds, Refunding, Series A, 5.000% due 11/15/23	254,045
See Notes to Financial Statements.
122

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Short Term Tax Aware Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2022 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Connecticut — (Continued)
$ 250,000	University of Connecticut, Revenue Bonds, Series A, 5.000% due 8/15/26	$ 258,135
		2,052,665
	Delaware — 0.5%
250,000	Delaware River and Bay Authority, DE, Revenue Bonds, Refunding, 5.000% due 1/1/24[3]	257,743
	District Of Columbia — 2.0%
1,000,000	Metropolitan Washington, DC, Airports Authority Aviation Revenue , Revenue Bonds, AMT, Refunding, Series A, 5.000% due 10/1/24	1,049,577
	Florida — 8.7%
275,000	Central Florida Expressway Authority Senior Line, Revenue Bonds, Series A, 5.000% due 7/1/23	284,325
335,000	County of Broward, FL, Airport System Revenue, Revenue Bonds, AMT, Series A, Prerefunded 10/01/23 @ 100, 5.250% due 10/1/27	348,705
500,000	County of Broward, FL, Port Facilities Revenue, Revenue Bonds, AMT, Refunding, Subordinate Bond, Series D, 5.000% due 9/1/24	525,523
200,000	County of Miami-Dade, FL, Aviation Revenue, Revenue Bonds, Refunding, 5.000% due 10/1/23	206,898
250,000	County of Miami-Dade, FL, Aviation Revenue, Revenue Bonds, Refunding, Series A, 5.000% due 10/1/25	267,378
175,000	Florida Department of Management Services, Certificate of Participation, Series A, 5.000% due 11/1/25	188,640
250,000	Hillsborough County, FL, School Board, Master Lease Program,Certificate Participation, Refunding, 5.000% due 7/1/26	270,531
385,000	Hillsborough County, FL, School Board, Revenue Bonds, Refunding, (AGMC Insured), 5.000% due 10/1/23	399,476
390,000	Manatee County, FL, Port Authority, Revenue Bonds,Taxable Refunding, 0.619% due 10/1/24	368,389
500,000	Orange County, FL, School Board, Certificate of Participation, Refunding, 5.000% due 8/1/26	547,179
255,000	Orlando - Orange County, FL, Expressway Authority, Revenue Bonds, Prerefunded 7/01/22 @100, 5.000% due 7/1/23	256,520
535,000	Orlando, FL, Utilities Commission, Revenue Bonds, Refunding, Series A, 5.000% due 10/1/23	556,483
245,000	School District of Broward County, FL, Certificate Participation, Refunding, (BAM-TCRS Insured), 5.000% due 7/1/23	252,935
		4,472,982
	Georgia — 0.2%
105,000	Georgia Municipal Electric Authority, Project No.1, Revenue Bonds, Taxable Refunding, Series B, 1.421% due 1/1/25	99,371
	Illinois — 6.0%
250,000	City of Chicago, IL, General Obligation Unlimited, Refunding, Series A, 5.000% due 1/1/24	258,308
300,000	Cook County, IL, School District No. 100 South Berwyn, General Obligation Unlimited, Refunding, (BAM Insured), 4.000% due 12/1/23	307,160
500,000	DeKalb County, IL, Community Unit School District No. 428 DeKalb, General Obligation Unlimited, Refunding, 5.000% due 1/1/24	521,333
150,000	Illinois Finance Authority, Revenue Bonds, Rush University Medical Centre, Series A, 5.000% due 11/15/23	155,756
225,000	Illinois State Toll Highway Authority, Revenue Bonds, Refunding, Series D, 5.000% due 1/1/23	229,752
255,000	McHenry County, IL, Conservation District, General Obligation Unlimited, Refunding, 5.000% due 2/1/24	266,253
See Notes to Financial Statements.
123

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Short Term Tax Aware Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2022 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Illinois — (Continued)
$ 500,000	State of Illinois Sales Tax Revenue, Revenue Bonds, Series B, 0.941% due 6/15/24	$ 474,311
500,000	State of Illinois, General Obligation Unlimited, Refunding, Series C, 4.000% due 3/1/24	510,215
350,000	State of Illinois, General Obligation Unlimited, Series A, 5.000% due 12/1/24	366,877
		3,089,965
	Indiana — 0.5%
250,000	Hanover Middle School Building Corp, IN, Redunding and Improvement Bonds, Series A, 5.000% due 1/15/26	270,947
	Iowa — 1.0%
500,000	PEFA Inc, IA, Gas Project, Revenue Bonds, 5.000% due 9/1/49[1]	527,646
	Kansas — 0.7%
375,000	Wyandotte County-Kansas City, KS, Unified Government, General Obligation Unlimited, Series A, (AGMC Insured), 4.000% due 8/1/24	387,655
	Kentucky — 2.7%
435,000	Kentucky Public Energy Authority, Revenue Bonds, Series A, 4.000% due 4/1/48[1]	441,168
185,000	Kentucky State Property and Building Commission, Revenue Bonds, Refunding, Project No. 108, Series B, 5.000% due 8/1/24	194,802
285,000	Kentucky State Property and Building Commission, Revenue Bonds, Refunding, Project No. 112, Series B, (State Appropriations), 5.000% due 11/1/24	301,611
	Louisville & Jefferson County, KY, Metropolitan Government Health System Revenue, Revenue Bonds, Refunding, Series A:
300,000	5.000% due 10/1/23	311,493
125,000	5.000% due 10/1/24	132,125
		1,381,199
	Louisiana — 1.5%
250,000	Jefferson Parish, LA, Consolidated Waterworks District No 2, Revenue Bonds, Refunding, (BAM Insured), 4.000% due 2/1/26	261,761
500,000	New Orleans, LA, Sewage Service Revenue, Revenue Bonds, Refunding, 5.000% due 6/1/22	501,471
		763,232
	Maryland — 1.0%
500,000	State of Maryland, General Obligation Unlimited, Refunding, Series B, 5.000% due 8/1/24	529,414
	Michigan — 4.6%
500,000	Eaton Rapids Public Schools,MI, General Obligation Unlimited, Refunding (QSBLF Insured), 4.000% due 5/1/25	518,155
500,000	Hazel Park, MI, School District, General Obligation Unlimited, Refunding (QSBLF Insured), 4.000% due 5/1/24	513,264
425,000	Maple Valley Schools, MI, General Obligation Unlimited, Refunding (QSBLF Insured), 4.000% due 5/1/23	432,627
200,000	Michigan Finance Authority, Revenue Bonds, Refunding, Series A, 5.000% due 5/15/23	205,941
200,000	Michigan Finance Authority, Revenue Bonds, Refunding, Series MI-1, 5.000% due 12/1/23	207,913
500,000	Michigan State, Finance Authority, Revenue Bonds, Series 2019B, 3.500% due 11/15/44[1]	504,514
		2,382,414
See Notes to Financial Statements.
124

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Short Term Tax Aware Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2022 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Minnesota — 1.0%
$ 500,000	Minneapolis-St Paul, MN, Metropolitan Airports Commission, Revenue Bonds, AMT, Refunding, Series B, 5.000% due 1/1/25	$ 524,397
	Mississippi — 0.5%
250,000	Mississippi Development Bank, Jackson Public School District,Revenue Bond, General Obligation (BAM Insured), 5.000% due 10/1/24	264,191
	Nevada — 1.2%
210,000	Clark County, NV, School District, General Obligation Limited, Refunding, Series A, 5.000% due 6/15/24	220,596
240,000	Clark County, NV, School District, General Obligation Limited, Series D, 5.000% due 6/15/24	252,110
125,000	State of Nevada, General Obligation Limited, Refunding, Series H1, 5.000% due 6/1/24	128,717
		601,423
	New Jersey — 3.9%
300,000	Maple Shade Township, NJ, School District, General Obligation Unlimited, Refunding, (SBRF Insured), 5.000% due 10/1/25	323,184
195,000	New Jersey Economic Development Authority, Revenue Bonds, Refunding, Series B, 4.000% due 11/1/25	201,689
200,000	New Jersey Economic Development Authority, Revenue Bonds, Refunding, Series II, 5.000% due 3/1/23	200,761
375,000	New Jersey Economic Development Authority, State Government Building Project, Revenue Bonds, Series A, 5.000% due 6/15/25	397,949
500,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds, 5.000% due 6/15/24	525,229
155,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds, Series A, 4.000% due 12/15/23	158,286
180,000	New Jersey Turnpike Authority, Revenue Bonds, Series B, 5.000% due 1/1/23	183,682
		1,990,780
	New Mexico — 0.7%
335,000	State of New Mexico, Severance Tax Permanent Fund, Revenue Bonds, Refunding, Series B, 4.000% due 7/1/24	346,657
	New York — 5.5%
615,000	New York City, NY, General Obligation Unlimited, Refunding, Series B, 5.000% due 8/1/23	636,899
	New York State Dormitory Authority, Personal Income Tax, Revenue Bonds, Refunding, Series A, Escrowed to Maturity:
125,000	4.000% due 12/15/22	126,817
250,000	5.000% due 3/15/24	262,372
225,000	New York State Dormitory Authority, Revenue Bonds, Refunding, Series A, Escrowed to Maturity, 5.000% due 3/15/24	236,135
	New York State Dormitory Authority, Sales Tax Revenue, Revenue Bonds, Series 2015B-A:
210,000	5.000% due 3/15/23	215,648
150,000	5.000% due 3/15/24	157,529
200,000	Port Authority of New York & New Jersey, Revenue Bonds, AMT, Refunding, Series 226, 5.000% due 10/15/23	207,660
150,000	Port Authority of New York & New Jersey, Revenue Bonds, Series 179, 5.000% due 12/1/26	156,196
335,000	Sales Tax Asset Receivable Corp, NY, Revenue Bonds, Series A, Prerefunded 10/15/24 @ 100, 4.000% due 10/15/32	348,029
440,000	Triborough Bridge and Tunnel Authority, NY, General Revenue Bonds, Refunding, Series A, 5.000% due 11/15/24	468,448
		2,815,733
See Notes to Financial Statements.
125

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Short Term Tax Aware Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2022 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	North Carolina — 0.5%
$ 250,000	City of Charlotte, NC, General Obligation Unlimited, Series A, 5.000% due 6/1/24	$ 263,708
	Ohio — 4.1%
	City of Akron, OH, Income Tax Revenue, Revenue Bonds:
355,000	4.000% due 12/1/22	359,919
360,000	4.000% due 12/1/23	370,286
325,000	Ohio Higher Educational Facility Commission, Revenue Bonds, Refunding, 5.000% due 10/1/23	337,128
265,000	Oxford, OH, Miami University, Revenue Bonds, Refunding, Series A, 5.000% due 9/1/24[3]	279,291
390,000	State of Ohio, General Obligation Unlimited, Series C, 5.000% due 3/1/24	408,906
340,000	State of Ohio, Hospital Facilities Revenue, Revenue Bonds, Refunding, Series B, 5.000% due 1/1/26	368,348
		2,123,878
	Oregon — 0.4%
195,000	Washington Clackamas & Yamhill Counties, OR, School District No. 88J, General Obligation Unlimited, Refunding (SBRF Insured), 5.000% due 6/15/24	205,666
	Pennsylvania — 13.4%
500,000	Allegheny County, PA, Higher Education Building Authority, Revenue Bonds, (SOFR*0.70+0.29%), 0.486% due 2/1/33[2]	493,185
	Allegheny County, PA, Hospital Development Authority, Revenue Bonds, Refunding, University of Pittsburgh Medical Center, Series A:
300,000	5.000% due 7/15/23	309,160
325,000	5.000% due 7/15/25	347,060
	Bensalem Township, PA, School District, General Obligation Limited, Taxable Refunding (State Aid Withholding):
175,000	1.855% due 6/1/22	175,103
215,000	1.972% due 6/1/24	210,455
160,000	Bensalem Township, PA, School District, General Obligation Limited, Taxable Refunding, Series B (State Aid Withholding), 1.917% due 6/1/23	159,117
515,000	City of Philadelphia, PA, Airport Revenue, Revenue Bonds, AMT, Refunding, Series B, 5.000% due 7/1/24	537,057
750,000	Delaware Valley, PA, Regional Finance Authority, Revenue Bonds, Series B, 5.000% due 11/1/24	788,329
400,000	Lehigh Country, PA, General Purpose Hospital, Revenue Bonds, Refunding, Series A, 5.000% due 7/1/23	412,908
425,000	Montgomery County, PA, Higher Education and Health Authority, Revenue Bonds, Refunding, Thomas Jefferson University Project, 5.000% due 9/1/23	440,363
100,000	Montgomery County, PA, Industrial Development Authority, Revenue Bonds, Refunding, Waverly Heights Ltd. Project, 4.000% due 12/1/22	101,119
400,000	New Castle Area, PA, School District, General Obligation Limited, Refunding, (BAM Insured, State Aid withholding), 3.000% due 3/1/23	403,022
500,000	Pennsbury Country, PA, School District, General Obligation Limited, Refunding (State Aid Withholding), 4.000% due 8/1/25[3]	518,777
400,000	Pennsylvania State University, Tax-Exempt, Revenue Bonds, Refunding, Series E, 5.000% due 3/1/24	419,537
190,000	Pennsylvania Turnpike Commission, Revenue Bonds, Refunding, Series A-2, 5.000% due 12/1/24	202,231
525,000	Pennsylvania Turnpike Commission, Revenue Bonds, Refunding, Series B, 4.000% due 12/1/23	539,753
200,000	Philadelphia, PA, School District, General Obligation Limited, Series A (State Aid Withholding), 5.000% due 9/1/23	206,936
105,000	Pittsburgh, PA, Public Parking Authority, Revenue Bonds, Prerefunded, Series A, Escrowed to Maturity, 5.000% due 12/1/23	109,387
See Notes to Financial Statements.
126

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Short Term Tax Aware Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2022 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Pennsylvania — (Continued)
$ 195,000	Pittsburgh, PA, Public Parking Authority, Revenue Bonds, Unrefunded, Series A, Unrefunded portion, 5.000% due 12/1/23	$ 201,885
355,000	State Public School Building Authority, PA, Revenue Bonds, Refunding, Community College of Allegheny Co. Project, Series B (BAM Insured), 4.000% due 7/15/22	356,930
		6,932,314
	Rhode Island — 0.8%
400,000	Rhode Island Health and Educational Building Corp., Public School Revenue, Revenue Bonds, Refunding, Series A, (Municipal Government Guaranteed), 5.000% due 5/15/22	400,468
	South Carolina — 0.9%
200,000	South Carolina Public Service Authority, Revenue Bonds, Series B, 5.000% due 12/1/24	211,486
250,000	South Carolina Public Service Authority, Revenue Bonds,Refunding, Series A, 5.000% due 12/1/24	264,357
		475,843
	Tennessee — 0.9%
200,000	County of Maury, TN, General Obligation Unlimited, Refunding, 5.000% due 4/1/25	214,282
250,000	Memphis-Shelby County, TN, Airport Authority, Revenue Bonds, Refunding, Series C, 5.000% due 7/1/23	256,758
		471,040
	Texas — 12.0%
	Arlington, TX, Higher Education Finance Corp., Revenue Bonds, Series A, (PSF Guaranteed):
325,000	5.000% due 8/15/22	328,108
310,000	5.000% due 8/15/23	320,928
100,000	Central Texas Regional Mobility Authority, Revenue Bonds, Taxable Refunding, Series C, 1.345% due 1/1/24	97,132
500,000	City of Dallas, TX, Fort Worth International Airport, Revenue Bonds, Refunding, Series A, 5.000% due 11/1/24	528,646
260,000	City of Grand Prairie, TX, Sales and USE Tax, Revenue Bonds, 3.000% due 2/15/24	261,781
170,000	City of Houston, TX, Airport System Revenue, Revenue Bonds, AMT, Refunding, Series C, 5.000% due 7/1/24	177,281
400,000	Glen Rose, TX, Independent School District Unlimited, Refunding Bonds, Series 2020, 5.000% due 8/15/24	422,893
170,000	Harris County, TX, Toll Road Authority, Revenue Bonds, Refunding, Series A, 5.000% due 8/15/22	171,758
225,000	Houston, TX, Community College system, General Obligation Limited, 5.000% due 2/15/23	230,364
1,000,000	Lower Colorado River Authority, TX, Revenue Bonds, Refunding, Series 2022, 5.000% due 5/15/24	1,048,665
230,000	North Texas Municipal Water District, Revenue Bonds, Refunding and Improvement Bonds, 5.000% due 6/1/24	242,371
555,000	North Texas Tollway Authority, Revenue Bonds, Refunding, Series B, 5.000% due 1/1/23	566,241
300,000	North Texas Tollway Authority, Revenue Bonds, Taxable Refunding, 1.020% due 1/1/25	283,226
520,000	North Texas, Municipal Water District, Revenue Bonds, Series 2021A, 4.000% due 9/1/23	532,998
200,000	Pleasanton, TX, Independent School District, General Obligation Unlimited, (PSF Guaranteed), 5.000% due 8/15/23	207,206
400,000	Sunnyvale, TX, Independent School District, General Obligation Unlimited, Refunding, Series A, (PSF Guaranteed), 5.000% due 2/15/24	418,658
320,000	Texas A&M University, Revenue Bonds, Series B, Prerefunded 5/15/23 @ 100, 5.000% due 5/15/32	329,747
		6,168,003
See Notes to Financial Statements.
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SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2022 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Virginia — 0.9%
$ 200,000	County of Fairfax, VA, General Obligation Unlimited, Series A (State Aid Withholding), 4.000% due 10/1/23	$ 205,265
250,000	Greater Richmond, VA, Convention Center Authority, Revenue Bonds, Refunding, 5.000% due 6/15/23	257,800
		463,065
	Washington — 2.4%
425,000	Central Puget Sound Regional Transit Authority, WA, Revenue Bonds, Series S-1, Prerefunded 11/01/22 @ 100, 5.000% due 11/1/25	432,212
350,000	Chelan County, WA, Public Utility District No 1, Revenue Bonds, Refunding, Series A, (NPFG Insured), 0.000% due 6/1/23[4]	341,035
125,000	Lewis County, WA, Public Utility District No 1, Cowlitz Falls Hydroelectric Project, Revenue Bonds, Refunding, 5.000% due 10/1/22	126,826
120,000	Port of Seattle, WA, Revenue Bonds, Refunding, Series A, 5.000% due 8/1/25	120,966
250,000	Port of Seattle, WA, Revenue Bonds, Series D, 0.767% due 8/1/24	236,878
		1,257,917
	Wisconsin — 2.6%
215,000	City of Eau Claire, WI, General Obligation Unlimited, Refunding, Series D, 1.400% due 4/1/24	209,313
300,000	City of Milwaukee, WI, General Obligation Unlimited, Refunding, Series N-4, 5.000% due 4/1/25	318,468
325,000	Wisconsin Department of Transportation, Revenue Bonds, Series 2, Prefefunded 07/01/22 @ 100, 5.000% due 7/1/23	326,964
	Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding:
250,000	5.000% due 11/15/23	260,362
220,000	5.000% due 11/15/25	233,777
		1,348,884
	Wyoming — 0.8%
400,000	Wyoming Community Development Authority, Revenue Bonds, Series 1, 1.950% due 12/1/22	400,204
	TOTAL MUNICIPAL BONDS (Cost $50,665,547)	49,453,231
Shares
REGISTERED INVESTMENT COMPANIES* — 1.0%
1,670	iShares iBoxx High Yield Corporate Bond ETF[5]	131,145
6,700	VanEck Vectors High-Yield Municipal Index ETF[5]	368,232
	TOTAL REGISTERED INVESTMENT COMPANIES (Cost $548,950)	499,377
Face Amount
REPURCHASE AGREEMENT* — 4.5%
$2,343,871	With Fixed Income Clearing Corp., dated 4/29/22, 0.00%, principal and interest in the amount of $2,343,871, due 5/2/22, (collateralized by a U.S. Treasury Note with a par value of $2,380,400, coupon rate of 2.875%, due 08/15/28, market value of $2,390,761)	2,343,871
	TOTAL REPURCHASE AGREEMENT (Cost $2,343,871)	2,343,871
See Notes to Financial Statements.
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SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2022 - (Unaudited)
Shares		Value
INVESTMENT OF SECURITY LENDING COLLATERAL* — 1.0%
514,238	State Street Navigator Securities Lending Government Money Market Portfolio[6]	$ 514,238
TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $514,238)		514,238
TOTAL INVESTMENTS (Cost $54,574,359)	103.3%	$53,274,260
LIABILITIES IN EXCESS OF OTHER ASSETS	(3.3)	(1,690,721)
NET ASSETS	100.0%	$51,583,539

*	Percentages indicated are based on net assets.
[1]	Variable/Floating interest rate security. Certain variable/floating interest rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. Rate presented is as of April 30, 2022.
[2]	Floating Rate Bond. Rate shown is as of April 30, 2022.
[3]	When-issued security.
[4]	Zero Coupon Bond.
[5]	Securities or partial securities on loan. See Note 1.
[6]	Represents an investment of securities lending cash collateral.

Abbreviations:
AGMC — Assured Guaranty Municipal Corporation
AMT — Alternative Minimum Tax
BAM — Build America Mutual
GNMA — Government National Mortgage Association
NPFG — National Public Finance Guarantee Corporation
PSF — Permanent School Fund
QSBLF — Michigan Qualified School Bond Loan Fund
SBRF — School Bond Reserve Fund
See Notes to Financial Statements.
129

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SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2022 - (Unaudited)
SECTOR DIVERSIFICATION
On April 30, 2022, sector diversification of the Portfolio was as follows:
	% of Net Assets	Value
SECTOR:
Municipal Bonds	95.9%	$ 49,453,231
Registered Investment Companies	1.0	499,377
Corporate Notes	0.9	463,543
TOTAL	97.8%	$50,416,151
REPURCHASE AGREEMENT	4.5	2,343,871
INVESTMENT OF SECURITY LENDING COLLATERAL	1.0	514,238
TOTAL INVESTMENTS	103.3%	$53,274,260
See Notes to Financial Statements.
130

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2022 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — 98.5%
	Alabama — 1.0%
$ 500,000	Jefferson County, AL, Sewer Revenue, Revenue Bonds, Warrants, Series B, (AGMC Insured), 0.000% due 10/1/25[1]	$ 451,187
1,070,000	Jefferson County, AL, Sewer Revenue, Revenue Bonds, Warrants, Series D, 6.000% due 10/1/42	1,173,206
500,000	Jefferson County, AL, Sewer Revenue, Revenue Bonds, Warrants, Series E, 0.000% due 10/1/34[1]	214,350
500,000	Montgomery, AL, Medical Clinic Board, Health Care Facility Revenue, Revenue Bonds, Refunding, 5.000% due 3/1/30	528,165
250,000	Selma, AL, Industrial Development Board, Gulf Opportunity Zone Revenue, Revenue Bonds, Series A, 2.000% due 11/1/33[2]	244,701
		2,611,609
	Alaska — 2.4%
6,000,000	City of Valdez, AK, Marine Term, Revenue Bonds, Refunding, 0.320% due 12/1/29[2]	6,000,000
1,675,000	Northern Tobacco Securitization Corp., AK, Revenue Bonds, Refunding, Series B-2, 0.000% due 6/1/66[1]	203,488
		6,203,488
	Arizona — 3.1%
300,000	Arizona Industrial Development Authority, Education Revenue, Basis Schools Projects, Revenue Bonds, Refunding, Series A, 5.250% due 7/1/47[3]	309,466
250,000	Arizona Industrial Development Authority, Education Revenue, Cadence Campus Project, Revenue Bonds, Series A, 4.000% due 7/15/50[3]	211,738
315,000	Arizona Industrial Development Authority, Education Revenue, Macombs Fac Project, Revenue Bonds, Series A, 4.000% due 7/1/36	295,935
	Arizona Industrial Development Authority, Education Revenue, Revenue Bonds, Refunding, Series A:
500,000	5.000% due 7/1/32[3]	507,970
500,000	4.000% due 7/1/42	449,150
	Arizona Industrial Development Authority, Education Revenue, Revenue Bonds, Series A:
250,000	5.000% due 7/1/49[3]	246,329
125,000	5.000% due 7/15/49[3]	126,876
300,000	Arizona Industrial Development Authority, Education Revenue, Revenue Bonds, Series B, 5.500% due 7/1/38[3]	315,817
1,195,753	Arizona Industrial Development Authority, Municipal Certificates, Revenue Bonds, Series 2, Class A, 3.625% due 5/20/33	1,175,099
	City of Phoenix, AZ, Industrial Development Authority, Education Revenue, Basis Schools, Inc., Revenue Bonds, Refunding:
500,000	5.000% due 7/1/35[3]	512,442
250,000	5.000% due 7/1/45[3]	254,441
	City of Phoenix, AZ, Industrial Development Authority, Education Revenue, Legacy Traditional Schools Project, Revenue Bonds, Series A:
195,000	5.750% due 7/1/24[3]	200,868
500,000	6.750% due 7/1/44[3]	539,035
500,000	City of Phoenix, AZ, Industrial Development Authority, Education Revenue, Revenue Bonds, Series A, 5.000% due 7/1/46[3]	511,265
40,000	Florence Town, Inc., AZ, Industrial Development Authority, Legacy Traditional School Project, Revenue Bonds, Escrowed to Maturity, 5.000% due 7/1/23	40,771
250,000	Glendale, AZ, Industrial Development Authority, Senior Living Facility, Revenue Bonds, Refunding, 5.000% due 5/15/39	257,167
290,000	La Paz County, AZ, Industrial Development Authority, Revenue Bonds,Series A, 5.000% due 2/15/46[3]	263,717
750,000	Maricopa County, AZ, Industrial Development Authority, Educational Revenue, Paradise Schools Project, Revenue Bonds, Refunding, 5.000% due 7/1/36[3]	779,031
375,000	Maricopa County, AZ, Industrial Development Authority, Revenue Bonds, Series A, 6.000% due 7/1/52[3]	407,890
See Notes to Financial Statements.
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SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2022 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Arizona — (Continued)
	Pima County, AZ, Industrial Development Authority, Education Revenue, Revenue Bonds, Refunding:
$ 110,000	4.000% due 6/15/41[3]	$ 97,950
135,000	5.000% due 6/15/49[3]	135,495
150,000	Tempe, AZ, Industrial Development Authority, Revenue Bonds, 5.000% due 12/1/54	151,881
250,000	Tempe, AZ, Industrial Development Authority, Revenue Bonds, Refunding, Series A, 4.000% due 12/1/38	234,107
		8,024,440
	California — 5.1%
250,000	California Community Housing Agency, Verdant at Green Valley Project, Revenue Bonds, Series A, 5.000% due 8/1/49[3]	238,194
288,219	California Housing Finance Agency, Revenue Bonds, Series A-1, 4.250% due 1/15/35	301,235
337,885	California Housing Finance Agency, Revenue Bonds, Series A-3, 3.250% due 8/20/36	323,451
1,880,000	California Infrastructure & Economic Development Bank, Cabs-Sub-WFCS- Portfolio Project, Revenue Bonds, Series B, 0.000% due 1/1/61[1,3]	134,988
100,000	California Infrastructure & Economic Development Bank, Revenue Bonds, Series A-1, 5.000% due 1/1/56[3]	94,112
	California Municipal Finance Authority, Educational Revenue, Revenue Bonds, Refunding, Series A:
360,000	5.000% due 6/1/36	371,990
500,000	5.000% due 6/1/46	510,858
300,000	California Municipal Finance Authority, Higher Education Revenue, Revenue Bonds, Series A, 5.000% due 11/1/46[3]	315,378
750,000	California Municipal Finance Authority, Student Housing Revenue Bonds, Series 2021, (BAM Insured), 3.000% due 5/15/51	570,388
250,000	California Public Finance Authority, Revenue Bonds, Refunding, 5.000% due 10/15/47	267,017
335,000	California School Finance Authority, Rocketship Education Obligated Group, Revenue Bonds, Series A, 5.250% due 6/1/52[3]	343,000
400,000	California School Finance Authority, RVR Springs Chart School Project, Education Revenue, Revenue Bonds, Series A, 6.375% due 7/1/46[3]	421,961
250,000	California Statewide Communities Development Authority, CHF Irvine LLC, Revenue Bonds, Refunding, 5.000% due 5/15/29	267,387
500,000	California Statewide Communities Development Authority, Revenue Bonds, Series A, 5.250% due 12/1/56[3]	518,141
785,000	California Statewide Communities Development Authority, Student Housing Revenue, Revenue Bonds, 4.305% due 7/1/32	737,723
110,000	City of Chino Valley, CA, Unified School District, General Obligation Unlimited, Election of 2016, Series C, 0.000% due 8/1/35[1]	63,264
1,000,000	City of Los Angeles, CA, Department of Airports, Revenue Bonds, Refunding, Series B, 5.000% due 5/15/48	1,098,415
250,000	City of San Francisco, CA, Community Facilities District No. 2016, Revenue Bond, Series 2022-A, 4.000% due 9/1/42[3]	229,719
465,000	CMFA Special Finance Agency XII, CA,Revenue Bonds, Series A-1, 3.250% due 2/1/57[3]	350,796
	CSCDA Community Improvement Authority, CA, Revenue Bonds, Series A-2:
375,000	3.250% due 7/1/56[3]	276,124
390,000	3.250% due 4/1/57[3]	288,622
500,000	3.125% due 6/1/57[3]	361,223
875,000	4.000% due 6/1/58[3]	721,885
100,000	CSCDA Community Improvement Authority, CA, Revenue Bonds, Series B, 4.000% due 12/1/56[3]	74,921
	Hastings Campus Housing Finance Authority, CA, Revenue Bonds, Series A:
600,000	5.000% due 7/1/45	630,726
500,000	5.000% due 7/1/61	516,888
720,000	Madera, CA, Unified School District, General Obligation Unlimited, (NPFG Insured), 0.000% due 5/1/30[1]	550,519
See Notes to Financial Statements.
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SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2022 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	California — (Continued)
$ 250,000	River Islands, CA, Public Financing Authority, Special Tax, Series 1, 4.000% due 9/1/41	$ 237,562
500,000	River Islands, CA, Public Financing Authority, Special Tax, Series A, 5.000% due 9/1/48	524,728
1,000,000	Riverside County, CA, Redevelopment Successor Agency, Tax Allocation, Series B, 0.000% due 10/1/39[1]	493,291
200,000	Seal Beach, CA, Community Facilities District No. 2005-1, Special Tax, Refunding, 3.000% due 9/1/29	190,732
1,000,000	State of California, General Obligation Unlimited, 4.000% due 10/1/34	1,043,799
		13,069,037
	Colorado — 10.6%
500,000	Amber Creek, CO, Metropolitan District, General Obligation Limited, Refunding, Series A, 5.125% due 12/1/47	482,767
1,000,000	Arista, CO, Metropolitan District, General Obligation Limited, Refunding, Series A, 4.375% due 12/1/28	1,005,441
	Arkansas River, CO, Power Authority, Power Revenue, Revenue Bonds, Refunding, Series A:
500,000	5.000% due 10/1/33	539,902
400,000	5.000% due 10/1/43	424,839
500,000	Banning Lewis Ranch, CO, Metropolitan District No. 8, General Obligation Limited, Series A, 4.875% due 12/1/51[3]	403,389
500,000	Base Village, CO, Metropolitan District No. 2, General Obligation Limited, Refunding, Series A, 5.750% due 12/1/46	508,582
500,000	Big Dry Creek, CO, Metropolitan District, General Obligation Limited, Series A, 5.750% due 12/1/47	507,876
206,000	Bradburn, CO, Metropolitan District No. 2, General Obligation Limited, Refunding, Series A, 4.000% due 12/1/28	202,602
525,000	Broadway Park North, CO, Metropolitan District No 2, General Obligation Limited, 5.000% due 12/1/49[3]	515,725
740,000	Buffalo Ridge, CO, Metropolitan District, General Obligation Limited, Series B, 7.375% due 12/15/47	716,950
500,000	Cherry Creek, CO, South Metropolitan District No 5, General Obligation Limited, 6.000% due 12/1/51	434,632
1,070,000	City & County of Broomfield, CO, Water Revenue, Revenue Bonds, 5.000% due 12/1/32	1,253,526
500,000	Clear Creek Station, CO, Metropolitan District No. 2, General Obligation Limited, Refunding, Series A, 5.000% due 12/1/47	491,017
	Colorado Health Facilities Authority, Frasier Project, Revenue Bonds, Refunding, Series A:
55,000	4.000% due 5/15/41[4]	49,132
215,000	4.000% due 5/15/48[4]	180,273
500,000	Colorado Health Facilities Authority, Hospital Revenue, Christian Living Neighborhoods Project, Revenue Bonds, Refunding, 5.000% due 1/1/31	514,270
250,000	Colorado Health Facilities Authority, Hospital Revenue, Parkview Medical Center Project, Revenue Bonds, Series A, 4.000% due 9/1/50	230,997
700,000	Colorado Health Facilities Authority, Hospital Revenue, Revenue Bonds, Prerefunded 6/1/27 @ 100, 5.000% due 6/1/37	779,327
	Colorado Health Facilities Authority, Hospital Revenue, Revenue Bonds, Refunding:
400,000	5.000% due 1/1/37	407,740
35,000	4.000% due 1/1/42	31,793
250,000	Colorado Health Facilities Authority, Revenue Bonds, 5.000% due 1/1/38	257,836
660,000	Colorado Health Facilities Authority, Revenue Bonds, Series A, Prerefunded 6/1/25 @ 100, 5.000% due 6/1/45	708,525
10,000	Colorado Housing and Finance Authority, Non AMT Non ACE SF Mortgage, Revenue Bonds, Series C, Class I, (GNMA Insured), 4.250% due 11/1/48	10,238
625,000	Colorado International Center Metropolitan District No. 14, General Obligation Limited, 5.875% due 12/1/46	637,241
See Notes to Financial Statements.
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SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2022 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Colorado — (Continued)
$ 500,000	Colorado International Center Metropolitan District No. 7, General Obligation Limited, 0.000% due 12/1/51[1]	$ 309,287
300,000	Copper Ridge, CO, Metropolitan District, Revenue Bonds, 4.000% due 12/1/29	284,711
500,000	Cottonwood Hollow, CO, Residential Metropolitan District, General Obligation limited, Refunding, 5.000% due 12/1/51	410,443
245,000	Denver, CO, Urban Renewal Authority, Tax Allocation, Series A, 5.250% due 12/1/39[3]	254,673
590,000	DIATC Metropolitan District, CO, General Obligation Limited, 3.250% due 12/1/29[3]	551,010
490,000	Dinosaur Ridge, CO, Metropolitan District, Special Revenue, Revenue Bonds, Refunding, Series A, 5.000% due 6/1/49	470,430
1,000,000	Gardens on Havana, CO, Metropolitan District No. 3, Revenue Bonds, Series A, 4.625% due 12/1/27	1,007,760
945,000	Harmony Technology Park, CO, Metropolitan District No. 2, General Obligation Limited, 4.500% due 12/1/32	988,384
1,000,000	HM Metropolitan District No 2, CO, General Obligation Limited, Series 2021, 0.000% due 12/1/51[1]	571,940
500,000	Hunters Overlook, CO, Metropolitan District No. 5, General Obligation Limited, Series A, 5.000% due 12/1/49	504,385
500,000	Independence Metropolitan District No 3, CO, General Obligation Limited, Series A, 6.250% due 12/1/49	453,189
780,000	Lake Bluff, CO, Metropolitan District No. 2, General Obligation Limited, Refunding, 5.250% due 12/1/51	661,005
500,000	Leyden Ranch, CO, Metropolitan District, General Obligation Unlimited, Series A, 5.125% due 12/1/47	495,867
750,000	Longs Peak, CO, Metropolitan District, General Obligation Limited, Series 2021, 5.250% due 12/1/51[3]	635,323
1,000,000	Palisade Park, CO, North Metropolitan District No 3, General Obligation Limited, Series 2021, 5.500% due 12/1/51	849,008
500,000	Parkside, CO, City Centre Business Improvement District, Company Special Revenue, Revenue Bonds, Series A, 6.250% due 12/1/48	475,177
200,000	Rampart Range, CO, Metropolitan District No. 5, Revenue Bonds, 4.000% due 12/1/51	155,200
500,000	Reunion, CO, Metropolitan District, Revenue Bonds, Series A, 3.625% due 12/1/44	389,917
500,000	Roam, CO, Metropolitan District No 2, General Obligation Limited, Series 2021, 6.000% due 12/1/51	437,650
500,000	Senac, CO, South Metropolitan District No 1, General Obligation Limited, Series A-3, 5.250% due 12/1/51	432,488
500,000	Serenity Ridge, CO, Metropolitan District No. 2, General Obligation Limited, Refunding, Series A, 5.125% due 12/1/43	535,916
750,000	Southglenn, CO, Metropolitan District, Special Revenue, General Obligation Limited, Refunding, 5.000% due 12/1/30	755,140
	Southlands, CO, Metropolitan District No. 1, General Obligation Unlimited, Series A-2:
215,000	3.500% due 12/1/27	208,587
325,000	5.000% due 12/1/47	324,978
555,000	STC Metropolitan District No 2, CO, General Obligation Limited, Refunding, Series A, 3.000% due 12/1/25	539,075
520,000	Thompson Crossing, CO, Metropolitan District No. 4, General Obligation Limited, Refunding, 3.500% due 12/1/29	493,298
600,000	Tri-Pointe Residential, CO, Metropolitan District, General Obligation Limited, Refunding, Series A, 4.500% due 12/1/51	478,598
	Vauxmont, CO, Metropolitan District, General Obligation Limited, Refunding, (AGMC Insured):
250,000	5.000% due 12/1/32	283,975
160,000	5.000% due 12/15/32	173,485
500,000	Waterfront at Foster Lake, CO, Metropolitan District No 2, General Obligation Limited, Series 2022-A-3-1, 5.000% due 12/1/51	413,043
500,000	Waterfront at Foster Lake, CO, Metropolitan District No 2, Revenue Bonds, Series 2022, 4.625% due 12/1/28	463,608
See Notes to Financial Statements.
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SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2022 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Colorado — (Continued)
$ 500,000	Westcreek, CO, Metropolitan District No 2, General Obligation Limited, Series A, 5.375% due 12/1/48	$ 497,524
500,000	Westerly, CO, Metropolitan District No. 4, General Obligation Limited, Series A-1, 5.000% due 12/1/50	460,345
		27,260,039
	Connecticut — 0.6%
425,000	Connecticut State Health and Educational Facilities Authority, Church Home of Hartford, Inc. Project, Revenue Bonds, Series A, 5.000% due 9/1/53[3]	427,763
165,000	Connecticut State Health and Educational Facilities Authority, Revenue Bonds Refunding, Series G-1, 5.000% due 7/1/50[3]	176,282
125,000	Connecticut State Health and Educational Facilities Authority, Revenue Bonds, Series A, 5.000% due 1/1/55[3]	126,961
125,000	Connecticut State Health and Educational Facilities Authority, Revenue Bonds, Series E, 4.000% due 7/1/41	118,566
125,000	Harbor Point, CT, Infrastructure Improvement District, Special Obligation Revenue, Tax Allocation, Harbor Point Project, Refunding, 5.000% due 4/1/30[3]	133,972
600,000	Mohegan Tribe of Indians, CT, Gaming Authority, Revenue Bonds, Series A, 5.500% due 8/1/26[3]	612,424
45,000	SteelPoint, CT, Infrastructure, Improvement District, Special Obligation Tax Allocation, Steelpointe Harbor Project, 4.000% due 4/1/51[3]	38,036
		1,634,004
	District Of Columbia — 0.7%
225,000	District of Columbia, KIPP Obligated Group, Revenue Bonds, Refunding, Series A, (MBIA Insured), 5.000% due 7/1/27	237,865
3,415,000	District of Columbia, Tobacco Settlement Financing Corp., Revenue Bonds, Series A, 0.000% due 6/15/46[1]	714,989
2,000,000	Metropolitan Washington, DC, Airports Authority, Dulles Toll Road Revenue, Revenue Bonds, Series B, (AGMC Insured), 0.000% due 10/1/40[1]	916,582
		1,869,436
	Florida — 4.8%
105,000	Alachua County, FL, Health Facilities Authourity, Revenue Bonds, Series 2021, 4.000% due 10/1/40	99,480
	Atlantic Beach, FL, Healthcare Facilities, Fleet Landing Project, Revenue Bonds, Series A:
505,000	5.000% due 11/15/33	538,988
250,000	5.000% due 11/15/53	260,740
170,000	Capital Trust Agency Inc, FL, Educational Facilities Revenue, Advantage Academy of Hillsborough Projects, Revenue Bonds, Series A, 4.000% due 12/15/24	170,956
160,000	Capital Trust Agency Inc, FL, Educational Facilities Revenue, Viera Charter School, Inc. Project, Revenue Bonds, Series A, 5.000% due 10/15/37[3]	163,902
290,000	Capital Trust Agency Inc, FL, Revenue Bonds, Series A-1, 5.000% due 7/1/56[3]	293,378
6,500,000	Capital Trust Agency Inc, FL, Revenue Bonds, Series B, 0.000% due 7/1/61[1,3]	344,943
250,000	Capital Trust Agency Inc, FL, Viera Charter Schools Inc Project, Revenue Bonds, Series A, 5.000% due 10/15/49[3]	252,009
250,000	Capital Trust Agency Inc, FL, WFCS Portfolio Projects, Revenue Bonds, Series A-1, 5.000% due 1/1/56[3]	229,841
500,000	City of Pompano Beach, FL, John Knox Vlg Project, Revenue Bonds, Series 2021-A, 4.000% due 9/1/56	430,747
300,000	Escambia County, FL, Health Facilities Authority, Revenue Bonds, Refunding, Series A, (MBIA Insecured), 4.000% due 8/15/45	280,831
See Notes to Financial Statements.
135

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2022 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Florida — (Continued)
$ 225,000	Florida Development Finance Corp., Educational Facilities Revenue, Renaissance Charter School, Inc. Projects, Revenue Bonds, Refunding, Series A, 4.000% due 2/1/52	$ 204,037
145,000	Florida Development Finance Corp., Educational Facilities Revenue, Renaissance Charter School, Inc. Projects, Revenue Bonds, Refunding, Series C, 5.000% due 9/15/50[3]	146,281
550,000	Florida Development Finance Corp., Healthcare Facilities Revenue, University of Florida Health Project, Revenue Bonds, Series A, Prerefunded 8/1/23 @100, 6.000% due 2/1/33	575,468
920,000	Florida Housing Finance Corp., Revenue Bonds, Series 2, (GNMA/FNMA/FHLMC Insured), 3.000% due 7/1/52	904,126
300,000	Lakewood Ranch, FL, Stewardship District, Special Assessment Revenue, Lakewood National & Polo Run Project, 5.375% due 5/1/47	307,606
285,000	Lee County, FL, Industrial Development Authority, Healthcare Facilities, Healthpark Florida Inc Project, Revenue Bonds, Series A, 5.250% due 10/1/57	280,480
500,000	Lee County, FL, Industrial Development Authority, Shell Point/Waterside Health Project, Revenue Bonds, 5.000% due 11/15/39	538,065
1,250,000	North Broward, FL, Hospital District, Revenue Bonds, Refunding, Series B, 5.000% due 1/1/48	1,327,152
750,000	Orange County, FL, Health Facilities Authority, Revenue Bonds, 5.000% due 8/1/40	788,341
1,000,000	Orange County, FL, Health Facilities Authority, Revenue Bonds, Refunding, 5.000% due 8/1/41	1,063,554
55,000	Palm Beach County, FL, Health Facilities Authority, Lifespace Communities, Revenue Bonds, Refunding, Series C, 5.000% due 5/15/25	57,548
145,000	Palm Beach County, FL, Health Facilities Authority, Revenue Bonds, Series A, 5.000% due 6/1/55	147,271
5,000	Palm Beach County, FL, Health Facilities Authority, Revenue Bonds, Series B, 5.000% due 11/15/42	5,453
	Sarasota County, FL, Health Facilities Authority, Retirement Facilities Revenue, Village on the Isle Project, Revenue Bonds, Series A:
550,000	5.000% due 1/1/37	562,342
250,000	5.000% due 1/1/42	254,032
210,000	Sawyers Landing, FL, Community Development, Special Assessment, 4.250% due 5/1/53	189,859
500,000	Southeast Overtown Park, FL, West Community Redevelopment Agency, Tax Allocation, Series A-1, 5.000% due 3/1/30[3]	516,948
100,000	St. Johns County, FL, Industrial Development Authority, Vicar’s Landing Project, Revenue Bonds, Refunding, Tax Allocation, Series A, 4.000% due 12/15/46	85,673
160,000	Town Center at Palm Coast, FL, Community Development District, Special Assessment, 6.000% due 5/1/36	160,021
	Winter Garden Village at Fowler Groves, FL, Community Development District, Special Assessment, Refunding:
650,000	3.750% due 5/1/31	631,315
500,000	4.125% due 5/1/37	500,970
		12,312,357
	Georgia — 0.8%
150,000	Atlanta, GA, Urban Redevelopment Agency, Revenue Bonds, Series 2021, 3.625% due 7/1/42[3]	128,430
375,000	DeKalb County, GA, Housing Authority, Senior Living Revenue, Revenue Bonds, Refunding, Series A, 5.250% due 1/1/54[3]	259,027
425,000	Georgia Housing & Finance Authority, Revenue Bonds, Refunding, Series A, 4.000% due 6/1/50	433,736
200,000	Georgia Municipal Electric Authority, Plant Vogtle Units 3&4 Project, Revenue Bonds, Series A, 5.000% due 7/1/60	209,627
370,000	Georgia Municipal Electric Authority, Revenue Bonds, Series A, (AGMC Insured), 4.000% due 1/1/38	373,745
See Notes to Financial Statements.
136

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2022 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Georgia — (Continued)
$ 195,000	Houston, GA, Healthcare System, Inc., Revenue Bonds, Series B, 5.000% due 10/1/31[2]	$ 203,234
340,000	Macon-Bibb County, GA, Urban Development Authority, Revenue Bonds, Series A, 5.750% due 6/15/37[3]	351,676
125,000	Monroe County, GA, Development Authority, Revenue Bonds, Series A, 1.500% due 1/1/39[2]	120,464
		2,079,939
	Guam — 0.3%
175,000	Guam Department of Education, Certificate Participation, Refunding, Series A, 5.000% due 2/1/40	178,783
	Guam Government Business Privilege, Revenue Bonds, Refunding, Series F:
105,000	4.000% due 1/1/36	98,181
500,000	4.000% due 1/1/42	455,865
		732,829
	Hawaii — 0.4%
1,000,000	State of Hawaii, Airports System Revenue, Revenue Bonds, Series D, 4.000% due 7/1/36	1,013,509
	Idaho — 0.7%
	Idaho Health Facilities Authority, Kootenai Health Project, Revenue Bonds, Series A:
250,000	4.375% due 7/1/34[3]	256,192
500,000	4.750% due 7/1/44[3]	503,356
250,000	Idaho Housing and Finance Association, Nonprofit Facilities Revenue, Compass Charter School Project, Revenue Bonds, Refunding, Series A, 5.000% due 7/1/40[3]	255,701
735,000	Idaho Housing and Finance Association, Nonprofit Facilities Revenue, Compass Charter School Project, Revenue Bonds, Series A, 6.000% due 7/1/39[3]	804,447
		1,819,696
	Illinois — 12.6%
250,000	Bolingbrook, IL, Special Service Area No 1, Special Tax, Refunding, 5.250% due 3/1/41	233,267
100,000	City of Chicago, IL, Board of Education, General Obligation Unlimited, Refunding, Series A, 7.000% due 12/1/44	110,149
325,000	City of Chicago, IL, Board of Education, General Obligation Unlimited, Refunding, Series A, (AGMC, AMBAC Insured), 5.500% due 12/1/31	389,130
600,000	City of Chicago, IL, Board of Education, General Obligation Unlimited, Refunding, Series B, 7.000% due 12/1/42[3]	689,151
	City of Chicago, IL, Board of Education, General Obligation Unlimited, Series A:
400,000	7.000% due 12/1/46[3]	457,094
500,000	4.000% due 12/1/47	436,340
	City of Chicago, IL, Board of Education, General Obligation Unlimited, Series A, (NPFG Insured):
150,000	0.000% due 12/1/23[1]	142,921
710,000	0.000% due 12/1/25[1]	627,699
170,000	5.500% due 12/1/26	181,781
550,000	0.000% due 12/1/29[1]	410,680
1,205,000	0.000% due 12/1/31[1]	816,717
1,150,000	City of Chicago, IL, Board of Education, General Obligation Unlimited, Series B1, (NPFG Insured), 0.000% due 12/1/31[1]	779,439
640,000	City of Chicago, IL, Board of Education, General Obligation Unlimited, Series C, 5.250% due 12/1/39	662,460
500,000	City of Chicago, IL, Board of Education, General Obligation Unlimited, Series H, 5.000% due 12/1/46	517,240
600,000	City of Chicago, IL, General Obligation Unlimited, (NPFG Insured), 0.000% due 1/1/31[1]	428,341
	City of Chicago, IL, General Obligation Unlimited, Refunding, Series A:
150,000	5.000% due 1/1/30	161,120
530,000	5.000% due 1/1/34	564,332
See Notes to Financial Statements.
137

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2022 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Illinois — (Continued)
	City of Chicago, IL, General Obligation Unlimited, Refunding, Series C:
$ 305,000	5.000% due 1/1/24	$ 315,135
250,000	0.000% due 1/1/27[1]	207,788
435,000	0.000% due 1/1/31[1]	298,660
	City of Chicago, IL, General Obligation Unlimited, Series B:
261,000	4.000% due 1/1/33	250,437
1,283,000	4.000% due 1/1/38	1,194,116
865,000	City of Chicago, IL, Transit Authority, Sales Tax Receipts Fund, Revenue Bonds, Refunding, Series A, 4.000% due 12/1/49	852,549
305,000	City of Chicago, IL, Wastewater Transmission Revenue, Revenue Bonds, Refunding, (NPFG Insured), 5.500% due 1/1/30	339,218
150,000	City of Chicago, IL, Waterworks Revenue, Revenue Bonds, Refunding, (AMBAC Insured), 5.750% due 11/1/30	166,605
500,000	Cook County, IL, Community College District No. 508, General Obligation Unlimited, 5.250% due 12/1/43	510,881
320,000	Illinois Finance Authority, Charter School Revenue, Refunding and Improvement, Chicago International Charter School Project, Revenue Bonds, 5.000% due 12/1/47	327,475
400,000	Illinois Finance Authority, Christian Homes, Inc., Revenue Bonds, Refunding, 5.000% due 5/15/36	420,231
150,000	Illinois Finance Authority, Lifespace Communities Project, Revenue Bonds, Refunding, Series A, 5.000% due 5/15/22	150,097
350,000	Illinois Finance Authority, Revenue Bonds, 4.000% due 7/1/35	362,939
	Illinois Finance Authority, Revenue Bonds, Refunding:
230,000	5.000% due 12/1/40	243,936
250,000	5.000% due 12/1/46	263,394
	Illinois Finance Authority, Revenue Bonds, Refunding, Series A:
300,000	5.000% due 7/1/35	329,454
250,000	5.000% due 8/15/37	272,523
	Illinois Finance Authority, Revenue Bonds, Refunding, Series C:
1,000,000	5.000% due 2/15/31	1,085,002
1,000,000	4.125% due 8/15/37	1,005,878
500,000	Illinois Finance Authority, Silver Cross Hospital & Medical Center, Revenue Bonds, Refunding, Series C, 5.000% due 8/15/44	523,345
	Illinois Finance Authority, Student Housing Revenue, Northern Illinois University Project, Revenue Bonds, Series A:
250,000	5.000% due 7/1/35	216,148
500,000	5.000% due 7/1/47	389,718
1,035,000	Illinois Finance Authority, Swedish Covenant Hospital, Revenue Bonds, Refunding, Series A, 5.000% due 8/15/34	1,128,246
405,000	Illinois Housing Development Authority, Revenue Bonds, Refunding, Series C, 3.500% due 8/1/46	407,384
	Illinois Housing Development Authority, Revenue Bonds, Series A, (FHLMC/ FNMA / GNMA Insured):
310,000	4.250% due 10/1/49	317,872
305,000	3.000% due 4/1/51	299,817
1,080,000	Illinois Housing Development Authority, Revenue Bonds, Series D, 3.000% due 10/1/51	1,058,434
475,000	Illinois Sports Facilities Authority, Revenue Bonds, Refunding, 5.000% due 6/15/24	491,755
250,000	Illinois Sports Facilities Authority, Revenue Bonds, Refunding, (BAM Insured), 5.000% due 6/15/30	278,062
620,000	Illinois Sports Facilities Authority, Revenue Bonds, Refunding, (BAM- TCRS Insured), 5.000% due 6/15/28	691,241
	Illinois Sports Facilities Authority, State Tax Supported, Capital Apprec, Revenue Bonds, (AMBAC Insured):
500,000	0.000% due 6/15/23[1]	483,834
440,000	0.000% due 6/15/26[1]	380,389
500,000	Illinois State University, Revenue Bonds, Refunding, (AGMC Insured), 5.000% due 4/1/24	521,731
See Notes to Financial Statements.
138

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2022 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Illinois — (Continued)
$ 250,000	Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax Revenue, Revenue Bonds, Refunding, (BAM, NPFG Insured), 0.000% due 6/15/28[1]	$ 200,337
525,000	Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax Revenue, Revenue Bonds, Refunding, Series B-1, (AGMC Insured), 0.000% due 6/15/27[1]	438,584
	Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax Revenue, Revenue Bonds, Series A, (NPFG Insured):
485,000	0.000% due 6/15/31[1]	332,637
1,000,000	0.000% due 6/15/36[1]	533,951
2,000,000	Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax, Revenue Bonds, Series A, (AGMC, MBIA Insured), 0.000% due 12/15/29[1]	1,504,324
175,000	Metropolitan Pier & Exposition Authority, IL, McCormick Place Expansion Project, Revenue Bonds, Refunding, Series A, 0.000% due 12/15/37[1]	80,426
500,000	Metropolitan Pier & Exposition Authority, IL, McCormick Place Expansion Project, Revenue Bonds, Refunding, Series B, 5.000% due 12/15/40	517,742
	State of Illinois, General Obligation Unlimited:
500,000	5.000% due 1/1/30	523,497
500,000	5.500% due 5/1/30	557,565
165,000	4.000% due 6/1/35	160,083
1,000,000	5.000% due 2/1/39	1,016,627
	State of Illinois, General Obligation Unlimited, Series C:
500,000	5.000% due 11/1/29	533,856
250,000	4.000% due 10/1/42	232,911
	United City of Yorkville, IL, Special Tax, Refunding, (AGMC Insured):
495,000	3.000% due 3/1/25	495,429
250,000	4.000% due 3/1/36	251,277
1,000,000	University of Illinois, Auxiliary Facilities, Revenue Bonds, Refunding, Series A, (AGMC Insured), 4.000% due 4/1/36	1,013,081
500,000	Volo Village, IL, Special Service Area No. 3 & 6, Special Tax, Symphony Meadows/Lancaster Falls Project, Refunding, (AGMC Insured), 2.875% due 3/1/25	499,289
		32,283,771
	Indiana — 2.0%
	Indiana Finance Authority, Greencroft Obligated Group, Revenue Bonds, Series A:
345,000	5.750% due 11/15/28	362,499
330,000	6.500% due 11/15/33	350,083
	Indiana Finance Authority, Midwestern Disaster Relief Revenue, Revenue Bonds, Ohio Valley Electric Corp. Project, Series A:
900,000	5.000% due 6/1/32	900,962
300,000	5.000% due 6/1/39	300,272
250,000	Indiana Finance Authority, Ohio Valley Electric Corp Project, Revenue Bonds, Series B, 3.000% due 11/1/30	224,084
260,000	Indiana Finance Authority, Pollution Control, Ohio Valley Electric Corp Project, Revenue Bonds, Series B, 2.500% due 11/1/30	224,113
	Indiana Finance Authority, Revenue Bonds, Refunding, Series A:
250,000	1.400% due 8/1/29	210,572
455,000	4.000% due 11/15/43	417,935
	Indiana Finance Authority, Revenue Bonds, Series A:
600,000	5.000% due 11/15/38	624,386
100,000	5.250% due 11/15/46	103,167
1,500,000	4.000% due 7/1/50	1,444,479
		5,162,552
	Iowa — 0.7%
250,000	Iowa Finance Authority, IA Fertilizer Co Project, Revenue Bonds, 5.250% due 12/1/25	263,755
See Notes to Financial Statements.
139

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2022 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Iowa — (Continued)
$ 730,000	Iowa Finance Authority, Midwestern Disaster Area Revenue, Iowa Fertilizer Company Project, Revenue Bonds, Refunding, 5.000% due 12/1/50[4]	$ 738,937
500,000	Iowa Finance Authority, Midwestern Disaster Relief Revenue, Iowa Fertilizer Co. LLC Project, Revenue Bonds, Refunding, Series B, 5.250% due 12/1/50[2]	532,272
250,000	Iowa Finance Authority, Senior Housing Revenue, Northcrest Inc Project, Revenue Bonds, Series A, 5.000% due 3/1/33	257,542
		1,792,506
	Kansas — 0.5%
200,000	City of Manhattan, KS, Revenue Bonds, Refunding, Series A, 4.000% due 6/1/36	188,254
150,000	Wyandotte County, KS, Kansas City Unified Government, Revenue Bonds, Refunding, 5.000% due 12/1/34	141,686
885,000	Wyandotte County, KS, Kansas City Unified Government, Village East Project Areas 2B, 3 and 5, Revenue Bonds, 5.250% due 9/1/35[3,4]	870,970
45,000	Wyandotte County, KS, Kansas City Unified Government, Wyandotte Plaza Project, Revenue Bonds, Refunding, 4.000% due 12/1/28	42,246
		1,243,156
	Kentucky — 0.9%
305,000	City of Ashland, KY, Medical Center Revenue, Revenue Bonds, Refunding, Series A, 4.000% due 2/1/32	306,386
350,000	City of Ashland, KY, Revenue Bonds, Refunding, Series A, 4.000% due 2/1/36	349,680
	Kentucky Economic Development Finance Authority, Healthcare Revenue, Revenue Bonds, Series B, (NPFG Insured):
500,000	0.000% due 10/1/26[1]	429,716
500,000	0.000% due 10/1/27[1]	412,658
250,000	Kentucky Economic Development Finance Authority, Healthcare Revenue, Rosedale Green Project, Revenue Bonds, Refunding, 5.750% due 11/15/45	225,330
95,000	Kentucky Public Transportation Infrastructure Authority, Revenue Bonds, Refunding, Series B, (AGMC Insured), 4.000% due 7/1/53	95,502
130,000	Kentucky State University, Certificate Participation, Kentucky State University Project, Refunding, (BAM Insured), 4.000% due 11/1/34	138,054
250,000	Louisville & Jefferson County, KY, Metropolitan Government Healthcare System, Revenue Bonds, Refunding, Series A, 5.000% due 10/1/31	272,085
		2,229,411
	Louisiana — 1.0%
250,000	Calcasieu Parish, LA, Memorial Hospital Service District, Hospital Revenue, Lake Charles Memorial Hospital Project, Revenue Bonds, Refunding, 5.000% due 12/1/34	264,881
865,000	Juban Crossing, LA, Economic Development District, Gen Infrastructure Project, Revenue Bonds, Refunding, Series C, 7.000% due 9/15/44[3]	770,552
1,250,000	Louisiana Local Govenment Facility & Community Development Authority, Entergy Louisiana LLC Project, Revenue Bonds, Series B, 2.500% due 4/1/36	1,040,616
500,000	Louisiana Public Facilities Authority, Revenue Bonds, Louisiana State University Greenhouse District Phase III Project, Series A, 5.000% due 7/1/59	531,481
		2,607,530
See Notes to Financial Statements.
140

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2022 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Maryland — 1.9%
$ 1,125,000	Baltimore, MD, Special Obligation, Revenue Bonds, Refunding, Series A, 5.000% due 9/1/38	$ 1,156,681
250,000	Brunswick, MD, Special Obligation, Special Tax, Refunding, 5.000% due 7/1/36	259,149
250,000	Howard County, MD, Special Obligation, Tax Allocation, Downtown Columbia Project, Series A, 4.125% due 2/15/34[3]	242,152
285,000	Maryland Community Development Administration, Department Housing & Community Development, Revenue Bonds, Refunding, Series A, 4.500% due 9/1/48	292,890
740,000	Maryland Community Development Administration, Revenue Bonds, Refunding, Series A, 3.000% due 9/1/51	727,018
285,000	Maryland Community Development Administration, Revenue Bonds, Refunding, Series C, 3.000% due 9/1/51	279,746
500,000	Maryland Economic Development Corp., Morgan State University Project, Revenue Bonds, 5.000% due 7/1/56	510,710
90,000	Maryland Economic Development Corp., Special Obligation, Metro Centre Owings Mills Project, Tax Allocation, 3.750% due 7/1/27	89,537
250,000	Maryland Economic Development Corp., Special Obligation, Tax Allocation, Metro Centre Owings Mills Project, 4.500% due 7/1/44	245,911
500,000	Prince George’s County, MD, Revenue Authority, Tax Allocation, Suitland-Naylor Road Project, 5.000% due 7/1/46[3]	513,586
500,000	Prince George’s County, MD, Special Obligation, PGC Hampton Park Project, Revenue Bonds, Series A, 4.375% due 7/1/48[3]	460,105
		4,777,485
	Massachusetts — 0.7%
100,000	City of Massachusetts, CW, Development Finance Agency, Revenue Bonds, Refunding, 5.125% due 1/1/40[4]	101,017
1,500,000	Commonwealth of Massachusetts, Special Obligation Unlimited, Revenue Bonds,Refunding, (NPFG Insured), 5.500% due 1/1/34	1,783,049
		1,884,066
	Michigan — 3.3%
250,000	City of Detroit, MI, General Obligation Unlimited, 5.000% due 4/1/34	262,563
125,000	Detroit, MI, General Obligation Unlimited, Series A, 5.000% due 4/1/46	128,789
250,000	Flint, MI, Hospital Building Authority, Revenue Bonds, Refunding, Series A, 4.000% due 7/1/38	249,824
280,000	Flint, MI, Hospital Building Authority, Revenue Bonds, Series A, 5.250% due 7/1/39	286,317
1,000,000	Grand Rapids, MI, Charter Township Economic Development Corp., Revenue Bonds, Refunding, 5.000% due 5/15/44	1,041,592
	Grand Rapids, MI, Economic Development Corp., Beacon Hill Eastgate Project, Revenue Bonds, Refunding, Series A:
600,000	5.000% due 11/1/37	615,633
250,000	5.000% due 11/1/55[3]	246,399
	Kentwood, MI, Economic Development Corp., Revenue Bonds, Refunding:
65,000	4.750% due 11/15/22	65,075
250,000	5.000% due 11/15/37	261,111
250,000	5.625% due 11/15/41	250,360
240,000	4.000% due 11/15/43	226,716
325,000	Michigan Finance Authority, Revenue Bonds, Refunding, Series B-2, 0.000% due 6/1/65[1]	33,430
520,000	Michigan State Housing Development Authority, Safe Mortgage Revenue, Revenue Bonds, Series A, 2.700% due 10/1/56	365,437
1,710,000	Michigan State Housing Development Authority, Safe Mortgage Revenue, Revenue Bonds, Series C, 4.250% due 6/1/49	1,751,978
See Notes to Financial Statements.
141

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2022 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Michigan — (Continued)
$ 250,000	Michigan Strategic Fund, Limited Obligation Revenue, Revenue Bonds, Refunding, 5.000% due 11/15/29	$ 272,221
2,500,000	University of Michigan, MI, Revenue Bonds, Series A, 0.300% due 4/1/38[2]	2,500,000
		8,557,445
	Minnesota — 0.2%
240,000	City of St. Paul, MN, Housing & Redevelopment Authority, Charter School Lease Revenue, Great RVR School Project, Revenue Bonds, Series A, 5.500% due 7/1/38[3]	249,138
191,484	Minnesota Housing Finance Agency, Non AMT Non ACE SF Mortgage, Revenue Bonds, Series I, (GNMA / FNMA / FHLMC Insured), 2.800% due 12/1/47	187,563
		436,701
	Mississippi — 0.1%
220,000	Mississippi Business Finance Corp., Revenue Bonds, 2.375% due 6/1/44	156,408
	Missouri — 1.2%
380,000	Cape Girardeau County, MO, Industrial Development Authority, Southeast Health, Revenue Bonds, Refunding, Series A, 6.000% due 3/1/33	400,257
30,000	City of Lees Summit, MO, Special Obligation Tax Increment, Tax Allocation, Summit Fair Project, Refunding, 3.500% due 11/1/23[3]	29,448
400,000	Maryland Heights, MO, Industrial Development Authority, State Louis Community ICE Center Project, Revenue Bonds, Series A, 4.375% due 3/15/30	365,885
100,000	Missouri Health & Educational Facilities Authority, Lutheran Senior Services, Revenue Bonds, 5.000% due 2/1/25	103,266
250,000	Missouri Health & Educational Facilities Authority, Lutheran Senior SVC Project, Revenue Bonds, Series A, 5.000% due 2/1/42	263,096
	Missouri Health & Educational Facilities Authority, Revenue Bonds:
640,000	5.000% due 2/1/26	659,363
250,000	5.000% due 8/1/45	255,840
100,000	Missouri Health & Educational Facilities Authority, Revenue Bonds, Series A, 5.000% due 2/1/28	105,216
60,000	Plaza at Noah’s Ark, MO, Community Improvement District, Refunding, Revenue Bonds, 3.000% due 5/1/26	57,913
355,000	St. Louis County, MO, Industrial Development Authority, Senior Living Facilities, Revenue Bonds, Refunding, 5.000% due 9/1/32	365,847
500,000	St. Louis County, MO, Industrial Development Authority, Senior Living Facilities, Revenue Bonds, Series A, 5.250% due 9/1/53	506,132
		3,112,263
	Nebraska — 0.1%
165,000	Nebraska Investment Finance Authority, Safe Housing Revenue, Revenue Bonds, Series C, 4.000% due 9/1/48	167,941
	Nevada — 0.6%
195,000	City of Las Vegas, NV, Sales Tax Increment Revenue, Revenue Bonds, 3.500% due 6/15/25[3]	191,648
225,000	City of Las Vegas, NV, Special Improvement District No. 816, Sales Tax Increment, Special Assessment, 2.750% due 6/1/31	196,993
385,000	City of North Las Vegas, NV, Local Improvement, Special Assessment, 4.625% due 6/1/49	381,850
335,000	Nevada Department of Business & Industry, Revenue Bonds, Series A, 5.000% due 7/15/27[3]	351,417
See Notes to Financial Statements.
142

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2022 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Nevada — (Continued)
$ 500,000	State of Nevada Department of Business & Industry, Revenue Bonds, Series A, 5.000% due 12/15/48[3]	$ 508,902
		1,630,810
	New Hampshire — 0.4%
968,489	New Hampshire Business Finance Authority, Municipal Certificates, Revenue Bonds, Series 1, Class A, 4.125% due 1/20/34	998,402
	New Jersey — 4.5%
1,000,000	New Jersey Economic Development Authority Revenue, Revenue Bonds, Refunding, (AGMC Insured), 5.000% due 6/1/29	1,101,746
175,000	New Jersey Economic Development Authority, Beloved Community Chart School, Inc. Project, Revenue Bonds, Series A, 5.000% due 6/15/49[3]	175,853
345,000	New Jersey Economic Development Authority, Foundation Academy Charter School Project, Revenue Bonds, Series A, 5.000% due 7/1/38	353,765
500,000	New Jersey Economic Development Authority, Revenue Bonds, Refunding, Series I, (State Appropriations), (SIFMA MUNI SWAP INDEX + 1.60%), 2.040% due 3/1/28[5]	504,019
2,500,000	New Jersey Economic Development Authority, Revenue Bonds, Refunding, Series XX, 5.000% due 6/15/25	2,652,993
500,000	New Jersey Health Care Facilities Financing Authority Revenue, Revenue Bonds, St Peters Univerdity Hospital, 5.750% due 7/1/37	500,986
705,000	New Jersey Housing & Mortgage Finance Agency, Revenue Bonds, Refunding, Series C, 4.750% due 10/1/50	733,791
355,000	New Jersey Transportation Trust Fund Authority, Agency, Revenue Bonds, Series BB, 4.000% due 6/15/46	334,871
500,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Series A, 4.000% due 6/15/35	493,127
	New Jersey Transportation Trust Fund Authority, Revenue Bonds, Series A:
1,000,000	0.000% due 12/15/35[1]	550,200
1,300,000	0.000% due 12/15/39[1]	576,434
1,000,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds, Series A, (BAM-TCRS Insured), 0.000% due 12/15/27[1]	827,644
	New Jersey Transportation Trust Fund Authority, Revenue Bonds, Series C, (AGMC Insured):
185,000	0.000% due 12/15/32[1]	122,717
1,000,000	0.000% due 12/15/34[1]	604,531
550,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds, Series C, (AMBAC Insured), 0.000% due 12/15/35[1]	309,132
1,000,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds, Series C, (NPFG Insured), 0.000% due 12/15/31[1]	684,973
1,000,000	Tobacco Settlement Financing Corp., NJ, Revenue Bonds, Refunding, Series A, 5.000% due 6/1/29	1,080,783
		11,607,565
	New Mexico — 0.4%
275,000	City of Santa Fe, NM, Retirement Facility Revenue, EL Castillo Retirement Project, Revenue Bonds, Series A, 5.000% due 5/15/34	286,065
250,000	New Mexico Hospital Equipment Loan Council, Revenue Bonds, LA Vida Llena Expansion Project, Series A, 5.000% due 7/1/49	241,338
465,000	New Mexico Mortgage Finance Authority, Revenue Bonds, Series A-1, Class I, (GNMA / FNMA / FHLMC Insured), 4.250% due 1/1/50	477,049
		1,004,452
	New York — 5.1%
435,000	Brookhaven, NY, Local Development Corp., Jefferson’s Ferry Project, Revenue Bonds, Series A, 4.000% due 11/1/55	441,218
See Notes to Financial Statements.
143

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2022 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	New York — (Continued)
$ 1,250,000	Brooklyn, NY, Arena Local Development Corp., Pilot Revenue, Barclays Ctr Project, Revenue Bonds, Refunding, Series A, 5.000% due 7/15/42	$ 1,309,551
	Build NYC Resource Corp, NY, Revenue Bonds, Series A:
315,000	5.000% due 12/1/41[3]	320,544
100,000	4.000% due 6/15/51	85,425
500,000	Glen Cove, NY, Local Economic Assistance Corp., Revenue Bonds, Series C, 0.000% due 1/1/55[1]	456,614
250,000	Huntington, NY, Local Development Corp., Fountaingate Garden Project, Revenue Bonds, Series A, 5.250% due 7/1/56	241,517
395,000	Metropolitan Transportation Authority, NY, Revenue Bonds, Refunding, Series D-2-B, (AGMC Insured), (SOFR* 0.67 + 0.55%), 0.738% due 11/1/32[5]	394,706
	Metropolitan Transportation Authority, NY, Revenue Bonds, Series C-1:
250,000	4.750% due 11/15/45	258,374
120,000	5.000% due 11/15/50	124,742
500,000	Metropolitan Transportation Authority, NY, Revenue Bonds, Series C-2, 0.000% due 11/15/32[1]	333,517
500,000	Metropolitan Transportation Authority, NY, Revenue Bonds, Series D, 4.000% due 11/15/46	479,359
	Metropolitan Transportation Authority, NY, Revenue Bonds, Series D-2:
500,000	4.000% due 11/15/47	477,416
325,000	4.000% due 11/15/48	309,152
175,000	Metropolitan Transportation Authority, NY, Revenue Bonds, Series D-3, 4.000% due 11/15/49	166,038
115,000	Monroe County, NY, Industrial Development Corp, St. Ann’s Community Project, Revenue Bonds, 5.000% due 1/1/50	104,893
150,000	Monroe County, NY, Industrial Development Corp, St. Ann’s Community Project, Revenue Bonds, Refunding, 5.000% due 1/1/40	136,991
500,000	New York City, NY, Industrial Development Agency, Revenue Bonds, Refunding, (AGMC Insured), 3.000% due 1/1/46	405,264
460,000	New York City, NY, Municipal Water Finance Authority, Revenue Bonds, Refunding, Series BB2, 4.000% due 6/15/42	460,252
2,000,000	New York City, NY, Municipal Water Finance Authority, Water And Sewer Sytem Revenue, Revenue Bonds, Series A-2, 0.330% due 6/15/44[2]	2,000,000
700,000	New York State, Dormitory Authority, Non State Supported Debt, Revenue Bonds, Refunding, 5.000% due 12/1/32[3]	762,967
300,000	New York State, Mortgage Agency, Homeowner Mortgage, Revenue Bonds, Refunding, Series 195, 4.000% due 10/1/46	304,341
1,415,000	New York State, Urban Development Corp., Revenue Bonds, Refunding, Series C, 5.000% due 3/15/50	1,544,589
	New York Transportation Development Corp., Revenue Bonds, Refunding, Series C:
500,000	5.000% due 12/1/32	538,146
500,000	5.000% due 12/1/34	533,054
230,000	Niagara, NY, Area Development Corp., Catholic Health System Inc Project, Revenue Bonds, 5.000% due 7/1/52	215,708
150,000	Sullivan County, NY, Special Assessment, Adelaar Infrastructure Project, Special Assessment, Series E-1, 4.850% due 11/1/31[3]	145,929
500,000	Sullivan County, NY, Special Assessment, Adelaar Infrastructure Project, Special Assessment, Series E-2, 5.350% due 11/1/49[3]	470,762
		13,021,069
	North Carolina — 0.6%
945,000	North Carolina Housing Finance Agency, Revenue Bonds, Series 46-A, (GNMA / FNMA / FHLMC Insured), 3.000% due 7/1/51	930,507
500,000	North Carolina Medical Care Commission, Retirement Facilities Revenue, 1st Mortgage-Carolina Vlg Project, Revenue Bonds, Series B, 5.000% due 4/1/47	484,741
See Notes to Financial Statements.
144

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2022 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	North Carolina — (Continued)
$ 215,000	North Carolina Medical Care Commission, Revenue Bonds, Refunding, Series A, 5.000% due 7/1/34	$ 222,438
		1,637,686
	North Dakota — 0.3%
195,000	North Dakota Housing Finance Agency, Revenue Bonds, Series A, 3.000% due 1/1/52	191,996
500,000	Ward County, ND, Healthcare Facilities Revenue, Revenue Bonds, Series C, 5.000% due 6/1/43	532,401
		724,397
	Ohio — 2.2%
500,000	Buckeye Tobacco, OH, Settlement Financing Authority, Revenue Bonds, Series B-2, 5.000% due 6/1/55	486,252
600,000	City of Centerville, OH, Healthcare Revenue, Revenue Bonds, Refunding, 5.250% due 11/1/50	600,848
100,000	Cleveland-Cuyahoga County, OH, Port Authority, Tax Allocation, Sub-Flats East Bank Project, Refunding, Series B, 4.500% due 12/1/55[3]	87,086
455,000	Cuyahoga County, OH, Hospital Revenue, Revenue Bonds, Refunding, 5.500% due 2/15/52	492,232
345,000	Franklin County, OH, Revenue Bonds, Refunding, 5.250% due 11/15/55	345,698
1,000,000	Lucas County, OH, Hospital Revenue, Promedica Healthcare Obligated Group, Revenue Bonds, Refunding, Series A, 5.250% due 11/15/48	1,080,912
475,000	Ohio Higher Educational Facility Commission, Revenue Bonds, Refunding, Series A, 5.000% due 12/1/50	497,238
	Southeastern Ohio Port Authority Hospital Facilities, Revenue Bonds, Refunding:
300,000	5.750% due 12/1/32	303,297
500,000	6.000% due 12/1/42	505,288
	State of Ohio, Revenue Bonds, Refunding:
250,000	5.000% due 12/1/28[3]	249,332
420,000	5.000% due 12/1/33[3]	409,248
250,000	5.000% due 12/1/38[3]	236,550
300,000	5.000% due 12/1/48[3]	270,729
		5,564,710
	Oklahoma — 0.3%
635,000	Norman, OK, Regional Hospital Authority, Revenue Bonds, Refunding, 4.000% due 9/1/37	635,452
375,000	Oklahoma Development Finance Authority, Revenue Bonds, Series A, 5.000% due 8/1/52[6]	375
		635,827
	Oregon — 0.7%
1,000,000	City of Salem, OR, Hospital Facility Authority, Oregon Revenue, Capital Manor Project, Revenue Bonds, Refunding, 4.000% due 5/15/40	952,946
125,000	Clackamas County, OR, Hospital Facility Authority, Oregon Senior Living, Rose Villa Project, Revenue Bonds, Refunding, Series A, 5.125% due 11/15/40	127,012
250,000	Multnomah County, OR, Hospital Authority, Revenue Bonds, Refunding, Series A, 4.000% due 12/1/56	199,383
395,000	Polk County, OR, Oregon Hospital Facility Authority, Dollas Retirement Vlg Project, Revenue Bonds, Series A, 5.125% due 7/1/55	369,646
		1,648,987
	Pennsylvania — 4.1%
500,000	Allegheny County, PA, Hospital Development Authority, Revenue Bonds, Refunding, Series A, 5.000% due 4/1/47	536,387
See Notes to Financial Statements.
145

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2022 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Pennsylvania — (Continued)
	Berks County, PA, Industrial Development Authority, Tower Health Project, Revenue Bonds, Refunding:
$ 1,000,000	5.000% due 11/1/47	$ 982,917
250,000	4.000% due 11/1/47	199,767
325,000	Berks County, PA, Municipal Authority, Tower Health Project, Revenue Bonds, Refunding, Series A, 5.000% due 2/1/28	340,038
150,000	Berks County, PA, Municipal Authority, Tower Health Project, Revenue Bonds, Series B-3, 5.000% due 2/1/40[2]	153,047
270,000	Bucks Country, PA, Industrial Development Authority, Grand view Hospital Project, Revenue Bonds, 4.000% due 7/1/46	243,396
125,000	Chester County, PA, Industrial Development Authority, Revenue Bonds, Avon Grove Chart School Project, Refunding, Series A, 5.000% due 12/15/51	126,439
	Crawford County, PA, Hospital Authority, Revenue Bonds, Refunding, Series A:
400,000	6.000% due 6/1/36	421,748
250,000	6.000% due 6/1/46	261,155
500,000	Cumberland County, PA, Municipal Authority, Revenue Bonds, Refunding, 5.000% due 1/1/29	525,377
250,000	Delaware Valley, PA, Regional Finance Authority, Revenue Bonds, Series C, (3M USD LIBOR * 0.67 + 0.75%), 1.100% due 6/1/37[5]	225,068
1,000,000	Doylestown, PA, Hospital Authority, Revenue Bonds, Refunding, Series A, 5.000% due 7/1/41	1,051,870
200,000	Franklin County, PA, Industrial Development Authority, Menno-Haven, Inc. Project, Revenue Bonds, Refunding, 5.000% due 12/1/43	196,879
445,000	Montgomery County, PA, Higher Education and Health Authority, Revenue Bonds, Refunding, 5.000% due 12/1/47	464,098
1,000,000	Montgomery County, PA, Higher Education and Health Authority, Revenue Bonds, Refunding, Series B, 3.250% due 5/1/55	784,137
	Montgomery County, PA, Industrial Development Authority, Health System Revenue, Revenue Bonds, Refunding, Series A:
600,000	5.250% due 1/15/27	639,967
250,000	5.250% due 1/15/46	266,653
	Montgomery County, PA, Industrial Development Authority, Revenue Bonds, Refunding:
105,000	5.000% due 11/15/23	105,135
500,000	5.000% due 11/15/36	535,295
100,000	5.000% due 12/1/46	101,431
250,000	Montgomery County, PA, Industrial Development Authority, Waverly Heights, Limited. Project, Revenue Bonds, Refunding, 5.000% due 12/1/44	268,043
1,000,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding, Series A, 5.000% due 8/15/44	1,106,851
	Philadelphia, PA, Authority for Industrial Development, Revenue Bonds, Refunding:
100,000	5.000% due 8/1/30	103,438
115,000	5.000% due 6/15/40[3]	116,261
425,000	5.000% due 8/1/40	437,609
150,000	Washington County, PA, Redevelopment Authority Revenue, Tax Allocation, Refunding, 5.000% due 7/1/28	152,957
100,000	Westmoreland County, PA, Industrial Development Authority, Excela Health Project, Revenue Bonds, Refunding, Series A, 4.000% due 7/1/25	103,923
		10,449,886
	Puerto Rico — 6.6%
	Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Refunding, Series A:
1,500,000	5.000% due 7/1/35[3]	1,580,570
250,000	5.000% due 7/1/37[3,4]	264,922
1,500,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Refunding, Series B, 4.000% due 7/1/42[3]	1,406,895
	Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Series A:
145,000	5.000% due 7/1/33	145,805
300,000	5.125% due 7/1/37	301,725
See Notes to Financial Statements.
146

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2022 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Puerto Rico — (Continued)
	Puerto Rico Commonwealth, General Obligation Unlimited, Restructured, Series A-1:
$ 108,024	5.250% due 7/1/23	$ 109,325
49,753	0.000% due 7/1/24[1]	45,237
107,721	5.375% due 7/1/25	111,277
106,745	5.625% due 7/1/27	113,081
105,012	5.625% due 7/1/29	112,967
101,998	5.750% due 7/1/31	111,397
96,721	4.000% due 7/1/33	89,694
124,470	0.000% due 7/1/33[1]	71,014
86,939	4.000% due 7/1/35	80,367
74,617	4.000% due 7/1/37	67,042
301,450	4.000% due 7/1/41	270,739
655,507	4.000% due 7/1/46	574,141
481,605	Puerto Rico Commonwealth, Series A-1, 0.000% due 11/1/43[1]	250,435
1,000,000	Puerto Rico Electric Power Authority, Power Revenue, Revenue Bonds, Series XX-RSA-1, 5.250% due 7/1/40[6]	960,000
25,000	Puerto Rico Electric Power Authority, Revenue Bonds, (AGMC Insured), 5.000% due 7/1/27	25,446
610,000	Puerto Rico Electric Power Authority, Revenue Bonds, Refunding, Series DDD, (AGMC Insured), 3.625% due 7/1/23	616,508
75,000	Puerto Rico Electric Power Authority, Revenue Bonds, Refunding, Series SS, (AGMC Insured), 5.000% due 7/1/30	76,339
900,000	Puerto Rico Electric Power Authority, Revenue Bonds, Refunding, Series UU, (AGMC Insured), (3M USD LIBOR * 0.67 + 0.52%), 1.168% due 7/1/29[5]	905,872
500,000	Puerto Rico Electric Power Authority, Revenue Bonds, Series 2013A-RSA-1, 7.000% due 7/1/40[6]	497,500
85,000	Puerto Rico Electric Power Authority, Revenue Bonds, Series A, 5.000% due 7/1/29	81,175
300,000	Puerto Rico Electric Power Authority, Revenue Bonds, Series NN, (NPFG Insured), 4.750% due 7/1/33	308,562
510,000	Puerto Rico Electric Power Authority, Revenue Bonds, Series RR, (AGC Insured), 5.000% due 7/1/28	519,104
10,000	Puerto Rico Highway & Transportation Authority, Revenue Bonds, (AMBAC Insured), 0.000% due 7/1/25[1]	8,731
455,000	Puerto Rico Highway & Transportation Authority, Revenue Bonds, Refunding, Series N, (AMBAC Insured), (Consumer Price Index YoY + 1.12%), 8.600% due 7/1/28[5]	435,391
430,000	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, International American University Project, Revenue Bonds, (NPFG Insured), 4.500% due 10/1/29	430,634
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, International American University Project, Revenue Bonds, Refunding:
250,000	5.000% due 10/1/31	251,752
400,000	4.000% due 7/1/40	394,735
100,000	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, Refunding, ANA G Mendez University Project, Revenue Bonds, 5.500% due 12/1/31	100,479
500,000	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, Revenue Bonds, 5.000% due 3/1/36	502,360
	Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Revenue Bonds, Series A, Class 2, (AMBAC Insured):
209,663	0.000% due 8/1/47[1]	71,343
323,124	0.000% due 8/1/54[1]	78,179
See Notes to Financial Statements.
147

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2022 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Puerto Rico — (Continued)
	Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Revenue Bonds, Series A-1:
$ 7,000	0.000% due 7/1/24[1]	$ 6,574
14,000	0.000% due 7/1/29[1]	11,187
18,000	0.000% due 7/1/31[1]	13,358
3,188,000	0.000% due 7/1/46[1]	895,130
11,743,000	0.000% due 7/1/51[1]	2,459,933
500,000	5.000% due 7/1/58	512,480
500,000	Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Revenue Bonds, Series A-2, 4.784% due 7/1/58	506,718
185,000	University of Puerto Rico, Revenue Bonds, Refunding, Series P, (NPFG Insured), 5.000% due 6/1/25	188,837
	University of Puerto Rico, Revenue Bonds, Series Q:
100,000	5.000% due 6/1/25	98,929
150,000	5.000% due 6/1/36	146,809
		16,810,698
	Rhode Island — 0.5%
395,000	Rhode Island Housing and Mortgage Finance Corp., Revenue Bonds, Series 69-B, (GNMA / FNMA / FHLMC Insured), 4.000% due 10/1/48	402,441
5,500,000	Tobacco Settlement Financing Corp., RI, Revenue Bonds, Series A, 0.000% due 6/1/52[1]	854,096
		1,256,537
	South Carolina — 1.7%
2,760,004	Connector 2000 Association, Inc., SC, Revenue Bonds, Series A-1, 0.000% due 1/1/42[1]	623,936
500,000	Connector 2000 Association, Inc., SC, Toll Road Revenue, Revenue Bonds, Series A-1, 0.000% due 1/1/32[1]	245,601
105,000	South Carolina Jobs-Economic Development Authority, Green Charter Schools Project, Revenue Bonds, Refunding, Series A, 4.000% due 6/1/56[3]	86,160
	South Carolina Jobs-Economic Development Authority, Health Facilities Revenue, Revenue Bonds, Refunding:
410,000	5.000% due 10/1/36[3]	416,300
1,090,000	5.000% due 10/1/41[3]	1,098,096
800,000	South Carolina Jobs-Economic Development Authority, Residential Facilities Revenue, Revenue Bonds, Refunding, 5.000% due 4/1/47	811,784
200,000	South Carolina Public Service Authority, Revenue Bonds, Refunding, Series A, 5.000% due 12/1/33	213,591
500,000	South Carolina Public Service Authority, Revenue Bonds, Refunding, Series B, 5.000% due 12/1/37	535,371
190,000	South Carolina State Housing Finance & Development Authority, Revenue Bonds, Series A, (GNMA / FNMA / FHLMC/ FHA Insured), 4.000% due 7/1/36	193,005
		4,223,844
	Tennessee — 0.4%
40,000	Metropolitan Government Nashville County, IL, Industrial Development Board, Special Assessment, Series 2021A, 4.000% due 6/1/51[3]	33,155
50,000	Metropolitan Government Nashville County, IL, Industrial Development Board, Special Assessment, Series 2021B, 0.000% due 6/1/43[1,3]	15,777
1,000,000	Metropolitan Nashville Airport Authority, TN, Revenue Bonds, Series A, 5.000% due 7/1/54	1,074,027
		1,122,959
	Texas — 4.2%
645,000	Arlington, TX, Higher Education Finance Corp., Education Revenue, Revenue Bonds, Refunding, Series A, 5.000% due 12/1/51	662,402
See Notes to Financial Statements.
148

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2022 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Texas — (Continued)
	Arlington, TX, Higher Education Finance Corp., Revenue Bonds, Refunding, Uplift Education, Series A:
$ 295,000	2.750% due 12/1/26	$ 277,667
210,000	4.375% due 2/15/51	163,363
500,000	City of Plano, TX, Special Assessment, 4.000% due 9/15/51[3]	410,792
360,000	Fort Bend County, TX, Industrial Development Corp., NRG Energy, Inc., Revenue Bonds, Series A, 4.750% due 5/1/38	362,970
1,510,000	Harris County, TX, Cultural Education Facilities Finance Corp., Brazos Presbyterian Homes Project, Revenue Bonds, Refunding, 5.000% due 1/1/48	1,555,256
150,000	Harris County, TX, Cultural Education Facilities Finance Corp., Revenue Bonds, Series A, 5.000% due 1/1/43	150,891
500,000	Matagorda County, TX, Navigation District No. 1, Revenue Bonds, Refunding, Series A, (AMBAC Insured), 4.400% due 5/1/30	528,444
215,000	New Hope, TX, Cultural Education Facilities Finance Corp., Blinn College Project, Revenue Bonds, Series A, 5.000% due 7/1/40	217,717
375,000	New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facilities Revenue, Morningside Ministries Project, Revenue Bonds, Series A, 5.000% due 1/1/35	386,973
950,000	New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facilities Revenue, Revenue Bonds, Refunding, 5.000% due 11/15/36	1,024,253
250,000	New Hope, TX, Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding, 4.000% due 8/15/51[3]	212,340
500,000	New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Revenue Bonds, Series A, 5.000% due 4/1/42	552,766
250,000	New Hope, TX, Cultural Education Facilities Finance Corp., Wesleyan Homes Inc Project, Revenue Bonds, 5.500% due 1/1/49	232,825
400,000	New Hope, TX, Cultural Education Facilities Finance Corp., Wesleyan Homes Inc Project, Revenue Bonds, Refunding, 5.000% due 1/1/55	331,642
	Newark, TX, Higher Education Finance Corp., Education Revenue, Revenue Bonds:
300,000	5.000% due 6/15/33	300,663
500,000	5.000% due 6/15/38	501,034
	Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facilities, Air Force Villages Project, Revenue Bonds, Refunding:
70,000	4.000% due 5/15/31	68,338
625,000	5.000% due 5/15/45	630,435
250,000	Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facilities, Air Force Villiages Project, Revenue Bonds, Refunding, 4.000% due 5/15/27	251,228
150,000	Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facilities, Revenue Bonds, Refunding, 5.000% due 11/15/35	154,645
140,000	Texas Department of Housing and Community Affairs, Revenue Bonds, Series A, (GNMA Insured), 4.750% due 3/1/49	145,154
1,000,000	Texas Municipal Gas Acquisition and Supply Corp. II, Revenue Bonds, Series A, (3M USD LIBOR * 0.66 + 0.69%), 1.235% due 9/15/27[5]	981,306
700,000	Town of Little Elm, TX, Special Assessment, Series A, 5.375% due 9/1/51[3]	618,076
		10,721,180
	Utah — 0.7%
500,000	Hideout, UT, Local District No. 1, Special Assessment, 6.750% due 8/1/37[3]	468,405
500,000	Mida Mountain Village, UT, Public Infrastructure District, Special Assessment, 4.000% due 8/1/50[3]	391,236
250,000	Mida Mountain Village, UT, Public Infrastructure District, Special Assessment, Series A, 5.000% due 8/1/50	248,269
See Notes to Financial Statements.
149

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2022 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Utah — (Continued)
$ 750,000	UIPA Crossroads Public Infrastructure District, UT, Tax Allocation, Series 2021, 4.375% due 6/1/52[3]	$ 607,984
		1,715,894
	Vermont — 0.1%
260,000	Vermont Economic Development Authority, Revenue Bonds, Refunding, Series A, 4.000% due 5/1/37	234,071
	Virginia — 3.1%
165,000	Albemarle County, VA, Economic Development Authority, Revenue Bonds, Refunding, Series 2022-A, 4.000% due 6/1/42	161,646
750,000	Farmville, VA, Industrial Development Authority, Longwood University Student Project, Revenue Bonds, Refunding, Series A, 5.000% due 1/1/38	782,417
500,000	Farmville, VA, Industrial Development Authority, Revenue Bonds, Refunding, Series A, 5.000% due 1/1/50	516,198
	Hanover County, VA, Economic Development Authority, Care Facilities Revenue, Covenant Woods, Revenue Bonds, Refunding:
255,000	4.000% due 7/1/30[3]	244,506
500,000	5.000% due 7/1/38	517,187
295,000	Henrico County, VA, Economic Development Authority, Health Care Facilities Revenue, Revenue Bonds, Refunding, Series C, 5.000% due 12/1/37	302,926
500,000	Henrico County, VA, Economic Development Authority, Residencial Care Facility Revenue, Revenue Bonds, Series A, 5.000% due 6/1/39	502,059
600,000	Henrico County, VA, Economic Development Authority, Residencial Care Facility Revenue, Revenue Bonds, Series C, 5.000% due 12/1/47	607,545
	James City County, VA, Economic Development Authority, Revenue Bonds, Series A:
500,000	4.000% due 12/1/40	439,937
140,000	4.000% due 6/1/41	120,583
830,000	Matching Fund Special Purpose Securitization Corp., VA, Revenue Bonds, Refunding, Series A, 5.000% due 10/1/39	848,202
500,000	Newport News, VA, Industrial Development Authority, Health System Revenue, Revenue Bonds, Series A, 5.000% due 7/1/46[3]	529,505
1,000,000	Newport News, VA, Industrial Development Authority, System Revenue, Revenue Bonds, 5.330% due 7/1/45[3]	1,054,484
500,000	Virginia Small Business Financing Authority, Residential Care Facility Revenue, Revenue Bonds, Refunding, Series C, 5.000% due 6/1/42	518,054
50,000	Virginia Small Business Financing Authority, Revenue Bonds, Refunding, 4.000% due 12/1/51	42,456
	Virginia Small Business Financing Authority, Revenue Bonds, Refunding, Series A:
500,000	5.000% due 1/1/32	541,321
250,000	4.000% due 1/1/45	244,054
		7,973,080
	Washington — 1.8%
235,000	Kalispel Tribe of Indians, WA, Priority District, Revenue Bonds, Series B, 5.250% due 1/1/38[3]	253,895
1,125,000	Washington Health Care Facilities Authority, Revenue Bonds, 5.000% due 12/1/36	1,193,670
300,000	Washington Health Care Facilities Authority, Revenue Bonds, Refunding, 5.000% due 8/15/34	319,096
200,000	Washington Health Care Facilities Authority, Revenue Bonds, Refunding, Series A-2, 5.000% due 8/1/30	219,602
	Washington State Convention Center Public Facilities District, Revenue Bonds, Refunding, Series B:
260,000	4.000% due 7/1/31	257,812
295,000	3.000% due 7/1/35	247,495
265,000	3.000% due 7/1/58	172,577
See Notes to Financial Statements.
150

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2022 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Washington — (Continued)
$ 625,000	Washington State Housing Finance Commission, Refunding, Judson Park Project, Revenue Bonds, 5.000% due 7/1/38[3]	$ 618,133
493,498	Washington State Housing Finance Commission, Revenue Bonds, Series A-1, 3.500% due 12/20/35	450,281
500,000	Washington State Housing Finance Commission, Rockwood Retirement Communities, Revenue Bonds, 5.000% due 1/1/55[3]	416,961
500,000	Washington State Housing Finance Commission, Rockwood Retirement Communities, Revenue Bonds, Series A, 5.000% due 1/1/56[3]	415,576
		4,565,098
	West Virginia — 0.1%
250,000	West Virginia Hospital Finance Authority, Revenue Bonds, Refunding, Series A, 5.000% due 1/1/43	267,110
	Wisconsin — 4.0%
250,000	Public Finance Authority, WI, Charter Day School Inc Project, Revenue Bonds, Series A, 5.000% due 12/1/45[3]	248,435
250,000	Public Finance Authority, WI, Charter School Portfolio Project, Revenue Bonds, Series A-1, 5.000% due 1/1/55[3]	230,408
500,000	Public Finance Authority, WI, Charter School Revenue, Revenue Bonds, Series A, 5.375% due 7/15/47[3]	515,606
235,000	Public Finance Authority, WI, Education Revenue, Revenue Bonds, Series A, 5.000% due 6/15/51[3]	215,794
500,000	Public Finance Authority, WI, Grand Hyatt San Antonio Hotel Acquisition Project, Revenue Bonds, Series B, 6.000% due 2/1/62[3]	471,921
115,000	Public Finance Authority, WI, Hospital Facility Authority, Revenue Bonds, Refunding, Series A, 4.000% due 12/1/41	110,994
110,000	Public Finance Authority, WI, Hospital Facility Authority, Revenue Bonds, Series A-1, 4.000% due 7/1/51[3]	97,999
	Public Finance Authority, WI, Retirement Facility Revenue, Revenue Bonds, Refunding:
250,000	5.000% due 9/1/49[3]	224,298
500,000	5.000% due 9/1/54[3]	513,856
135,000	Public Finance Authority, WI, Revenue Bonds, 5.000% due 4/1/50[3]	137,913
260,000	Public Finance Authority, WI, Revenue Bonds, Refunding, 5.875% due 4/1/45	275,978
	Public Finance Authority, WI, Revenue Bonds, Refunding, Series A:
375,000	5.000% due 6/1/29[3]	386,685
250,000	5.000% due 1/1/35	267,024
750,000	5.000% due 1/1/46	777,966
1,000,000	Public Finance Authority, WI, Revenue Bonds, Series A, 4.000% due 7/1/51	900,750
295,000	Public Finance Authority, WI, School Education Revenue, Revenue Bonds, 4.000% due 6/15/29[3]	296,862
500,000	Public Finance Authority, WI, School Education Revenue, Revenue Bonds, Series A, 4.000% due 6/15/40[3]	429,589
	Public Finance Authority, WI, Senior Living Revenue, Mary’s Woods at Marylhurst Project, Revenue Bonds, Refunding, Series A:
350,000	5.250% due 5/15/37[3]	354,310
100,000	4.000% due 10/1/51	92,966
55,000	Public Finance Authority, WI, Senior Living Revenue, Rose Village Project, Revenue Bonds, Series A, 5.000% due 11/15/24[3]	55,791
500,000	Public Finance Authority, WI, Student Housing, Revenue Bonds, (AGMC Insured), 5.000% due 7/1/53	523,419
1,060,000	Public Finance Authority, WI, Student Housing, Revenue Bonds, Series A, 5.000% due 7/1/25	1,109,607
50,000	Public Finance Authority, WI, The obligated Group of National Senior Communities, Revenue Bonds, 4.000% due 1/1/52	47,177
See Notes to Financial Statements.
151

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2022 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Wisconsin — (Continued)
	Wisconsin Health & Educational Facilities Authority Revenue, Revenue Bonds, Refunding:
$ 955,000	5.000% due 6/1/41	$ 958,933
70,000	4.000% due 12/1/41	62,694
110,000	4.000% due 1/1/47	90,835
215,000	4.000% due 1/1/57	168,876
35,000	Wisconsin Housing & Economic Development Authority, Home Ownership Revenue, Revenue Bonds, Refunding, Series B, 0.400% due 5/1/45[2]	33,694
640,000	Wisconsin Housing & Economic Development Authority, Home Ownership Revenue, Revenue Bonds, Series D, 4.000% due 3/1/47	649,839
		10,250,219
	Other Territory — 0.4%
714,534	Federal Home Loan Mortgage Corporation Multifamily 2019ML-05 Certificates, Revenue Bonds, Class AUS, 3.400% due 1/25/36	703,669
262,784	Federal Home Loan Mortgage Corporation Multifamily 2021ML-10 Certificates, Class AUS, 2.032% due 1/25/38	219,193
714,570	Federal Home Loan Mortgage Corporation Multifamily 2021ML-10 Certificates, Class XUS, 2.055% due 1/25/38[2]	131,554
		1,054,416
	TOTAL MUNICIPAL BONDS (Cost $264,731,316)	252,160,515
TOTAL INVESTMENTS (Cost $264,731,316)	98.5%	$252,160,515
OTHER ASSETS IN EXCESS OF LIABILITIES	1.5	3,953,251
NET ASSETS	100.0%	$256,113,766

*	Percentages indicated are based on net assets.
[1]	Zero Coupon Bond.
[2]	Variable/Floating interest rate security. Certain variable/floating interest rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. Rate presented is as of April 30, 2022.
[3]	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified buyers. At April 30, 2022, these securities, which are not illiquid, amounted to $42,320,141 or 16.5% of net assets for the Fund.
[4]	When-issued security.
[5]	Floating Rate Bond. Rate shown is as of April 30, 2022.
[6]	This security is in default. See Note 1.

Abbreviations:
AGC — Assurance Guaranty Corporation
AGMC — Assured Guaranty Municipal Corporation
AMBAC — American Municipal Bond Assurance Corporation
AMT — Alternative Minimum Tax
BAM — Build America Mutual
FHA — Federal Housing Administration
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
MBIA — Municipal Bond Investors Assurance
NPFG — National Public Finance Guarantee Corporation
SIFMA — Securities Industry and Financial Markets Association
See Notes to Financial Statements.
152

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2022 - (Unaudited)
STATE DIVERSIFICATION
On April 30, 2022, State Diversification of the Portfolio was as follows:
	% of Net Assets	Value
STATE:
Illinois	12.6%	$ 32,283,771
Colorado	10.6	27,260,039
Puerto Rico	6.6	16,810,698
California	5.1	13,069,037
New York	5.1	13,021,069
Florida	4.8	12,312,357
New Jersey	4.5	11,607,565
Texas	4.2	10,721,180
Pennsylvania	4.1	10,449,886
Wisconsin	4.0	10,250,219
Michigan	3.3	8,557,445
Arizona	3.1	8,024,440
Virginia	3.1	7,973,080
Alaska	2.4	6,203,488
Ohio	2.2	5,564,710
Indiana	2.0	5,162,552
Maryland	1.9	4,777,485
Washington	1.8	4,565,098
South Carolina	1.7	4,223,844
Missouri	1.2	3,112,263
Alabama	1.0	2,611,609
Louisiana	1.0	2,607,530
Kentucky	0.9	2,229,411
Georgia	0.8	2,079,939
Massachusetts	0.7	1,884,066
District of Columbia	0.7	1,869,436
Idaho	0.7	1,819,696
Iowa	0.7	1,792,506
Utah	0.7	1,715,894
Oregon	0.7	1,648,987
North Carolina	0.6	1,637,686
Connecticut	0.6	1,634,004
Nevada	0.6	1,630,810
Rhode Island	0.5	1,256,537
Kansas	0.5	1,243,156
Tennessee	0.4	1,122,959
Other Territory	0.4	1,054,416
Hawaii	0.4	1,013,509
New Mexico	0.4	1,004,452
New Hampshire	0.4	998,402
Guam	0.3	732,829
North Dakota	0.3	724,397
Oklahoma	0.3	635,827
Minnesota	0.2	436,701
West Virginia	0.1	267,110
Vermont	0.1	234,071
Nebraska	0.1	167,941
Mississippi	0.1	156,408
TOTAL MUNICIPAL BONDS	98.5%	$252,160,515
TOTAL INVESTMENTS	98.5%	$252,160,515
See Notes to Financial Statements.
153

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited)
1.  Organization and Significant Accounting Policies
As of April 30, 2022, The Glenmede Fund, Inc. (the “Fund”) consists of seventeen portfolios: the Quantitative U.S. Large Cap Core Equity Portfolio, the Quantitative U.S. Large Cap Growth Equity Portfolio, the Quantitative U.S. Large Cap Value Equity Portfolio, the Quantitative U.S. Small Cap Equity Portfolio, the Quantitative International Equity Portfolio, the Responsible ESG U.S. Equity Portfolio, the Women in Leadership U.S. Equity Portfolio, the Quantitative U.S. Long/Short Equity Portfolio, the Quantitative U.S. Total Market Equity Portfolio, the Strategic Equity Portfolio, the Small Cap Equity Portfolio, the Equity Income Portfolio, the Secured Options Portfolio, the Global Secured Options Portfolio, the Core Fixed Income Portfolio, the Short Term Tax Aware Fixed Income Portfolio and the High Yield Municipal Portfolio (each, a “Portfolio” and collectively, the “Portfolios”). The Fund was incorporated in the State of Maryland on June 30, 1988, and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
Since January 2, 1998, the Small Cap Equity Portfolio has consisted of two classes of shares: the Advisor Class and the Institutional Class. Since June 30, 2015, the Quantitative U.S. Large Cap Core Equity Portfolio and the Quantitative U.S. Large Cap Growth Equity Portfolio have offered two classes of shares: the Advisor Class and the Institutional Class. The Institutional Classes commenced operations on December 30, 2015 and November 5, 2015, respectively. Since July 14, 2016, the Secured Options Portfolio has offered two classes of shares: the Advisor Class and the Institutional Class. The Institutional Class shares of the Secured Options Portfolio commenced operations on November 9, 2016. Since February 14, 2019, the Quantitative U.S. Long/Short Equity Portfolio has offered two classes of shares: the Advisor Class and the Institutional Class. As of that date, the existing class of the Quantitative U.S. Long/Short Equity Portfolio changed its name to the Advisor Class. The Institutional Class shares of the Quantitative U.S. Long/Short Equity Portfolio commenced operations on September 13, 2019. The High Yield Municipal Portfolio, the Responsible ESG U.S. Equity Portfolio and the Women in Leadership U.S. Equity Portfolio commenced operations on December 22, 2015. The Short Term Tax Aware Fixed Income Portfolio commenced operations on June 29, 2016. The Equity Income Portfolio commenced operations on December 21, 2016. The Quantitative U.S. Large Cap Value Equity Portfolio and Quantitative U.S. Small Cap Equity Portfolio commenced operations on November 13, 2017.
The Fund is an investment company and follows accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification ("ASC") Topic 946 (“ASC 946”). The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S.”), including but not limited to ASC 946, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates, and the differences could be material. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements.
Valuation of Securities:  Equity securities and options listed on a U.S. securities exchange, including exchange-traded funds (“ETFs”), for which market quotations are readily available are valued at the last quoted sale price as of the close of the exchange’s regular trading hours on the day the valuation is made. These securities are typically categorized as Level 1 in the fair value hierarchy. Price information on listed securities is taken from the exchange where the securities are primarily traded. Securities traded on the NASDAQ System are valued at the NASDAQ Official Closing Price (“NOCP”) and are typically categorized as Level 1 in the fair value hierarchy. Unlisted equity securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at an amount that does not exceed the asked price and is not less than the bid price and are typically categorized as Level 2. If no sales are reported, exchange traded options are valued at the mean of the bid and ask price and are typically categorized as Level 2. Options traded over-the-counter are valued using prices supplied by dealers and are typically categorized as Level 2. Securities and options listed on a foreign exchange and unlisted foreign securities that are traded on the valuation date are valued at the last quoted sales price available before the time when assets are valued and are typically categorized as Level 1. Investments in open-end registered investment companies are valued at their respective net asset values ("NAVs") as reported by such companies, and are typically categorized as Level 1.
Bonds and other fixed-income securities are valued at the most recent quoted bid price or, when exchange valuations are used, at the latest quoted sale price on the day of valuation. Such securities are typically categorized as Level 2 in the fair value hierarchy. In addition, bond and other fixed-income securities may be valued on the basis of prices provided by a pricing service or by using a matrix or formula. In such instances, when the Portfolio’s investment advisor believes such prices reflect the fair market value of such securities and are based on observable inputs, these securities are typically categorized as Level 2. Debt securities purchased with maturities of 60 days or less at the time of purchase are valued at amortized cost and are typically categorized as Level 2. Amortized cost valuation involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the instrument.
When market quotations are not readily available or events occur that make established valuation methods unreliable, securities and other assets are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board of Directors of the Fund (the “Board”) and are typically categorized as Level 3 in the fair value hierarchy. The fair value of securities is generally determined as the amount that a Portfolio could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.
154

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Notes to Financial Statements (Unaudited) — (Continued)
FASB ASC Topic 820 ("ASC 820") “Fair Value Measurements" defines fair value, establishes a three-level hierarchy for measuring fair value and expands disclosure about fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of each Portfolio’s investments. Inputs refer broadly to the assumptions that market participants would use in pricing a security. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. These inputs are summarized in the three levels listed below:
Level 1 — quoted prices in active markets for identical investments;
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, adjusted quoted prices on foreign equity securities and others) or valuations based on quoted prices in markets that are not active; and
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
Changes in valuation techniques may result in changing an investment’s assigned level within the hierarchy.
The Quantitative U.S. Large Cap Core Equity Portfolio, Quantitative U.S. Large Cap Growth Equity Portfolio, Quantitative U.S. Large Cap Value Equity Portfolio, Quantitative International Equity Portfolio, Quantitative U.S. Small Cap Equity Portfolio, Responsible ESG U.S. Equity Portfolio, Women in Leadership U.S. Equity Portfolio, Quantitative U.S. Long/Short Equity Portfolio, Quantitative U.S. Total Market Equity Portfolio, Strategic Equity Portfolio, Small Cap Equity Portfolio and Equity Income Portfolio had all investments with corresponding industries at Level 1 except repurchase agreements which were at Level 2, at April 30, 2022. The High Yield Municipal Portfolio had all investments with corresponding states at Level 2 at April 30, 2022.
The Portfolios did not recognize any Level 3 transfers as of the six months ended April 30, 2022. Transfers into and out of a level are typically recognized at the end of the reporting period.
The following is a summary of the inputs used as of April 30, 2022 in valuing the assets and liabilities of the Secured Options Portfolio, Global Secured Options Portfolio, Core Fixed Income Portfolio and Short Term Tax Aware Fixed Income Portfolio:
Secured Options Portfolio
ASSETS VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Exchange-Traded Funds	$ 20,466,200	$ —	$—	$ 20,466,200
U.S. Treasury Bills	—	113,041,154	—	113,041,154
Repurchase Agreement	—	9,041,583	—	9,041,583
Purchased Options
Calls	1,139,738,600	—	—	1,139,738,600
Puts	873,600	—	—	873,600
Total Purchased Options	1,140,612,200	—	—	1,140,612,200
Total Investments	1,161,078,400	122,082,737	—	1,283,161,137
Total	$1,161,078,400	$122,082,737	$—	$1,283,161,137
155

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Notes to Financial Statements (Unaudited) — (Continued)
LIABILITIES VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Written Options
Calls	$(777,049,000)	$—	$—	$(777,049,000)
Puts	(37,232,200)	—	—	(37,232,200)
Total Written Options	(814,281,200)	—	—	(814,281,200)
Total	$(814,281,200)	$—	$—	$(814,281,200)
Global Secured Options Portfolio
ASSETS VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Exchange-Traded Funds	$ 2,053,896	$ —	$—	$ 2,053,896
U.S. Treasury Bills	—	3,964,787	—	3,964,787
Repurchase Agreement	—	1,705,199	—	1,705,199
Purchased Options
Calls	34,442,650	—	—	34,442,650
Puts	26,400	—	—	26,400
Total Purchased Options	34,469,050	—	—	34,469,050
Total Investments	36,522,946	5,669,986	—	42,192,932
Total	$36,522,946	$5,669,986	$—	$42,192,932
LIABILITIES VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Written Options
Calls	$(23,482,250)	$—	$—	$(23,482,250)
Puts	(1,437,445)	—	—	(1,437,445)
Total Written Options	(24,919,695)	—	—	(24,919,695)
Total	$(24,919,695)	$—	$—	$(24,919,695)
156

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Notes to Financial Statements (Unaudited) — (Continued)
Core Fixed Income Portfolio
ASSETS VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Agency Notes
Federal Home Loan Bank	$ —	$ 37,825,155	$—	$ 37,825,155
Federal National Mortgage Association	—	19,841,296	—	19,841,296
Total Agency Notes	—	57,666,451	—	57,666,451
Mortgage-Backed Securities
Federal Home Loan Mortgage Corporation	—	59,500,291	—	59,500,291
Federal National Mortgage Association	—	64,363,284	—	64,363,284
Government National Mortgage Association	—	493,984	—	493,984
Total Mortgage-Backed Securities	—	124,357,559	—	124,357,559
Corporate Notes
Banking	—	32,916,578	—	32,916,578
Beverages, Food & Tobacco	—	9,512,750	—	9,512,750
Communications	—	15,060,138	—	15,060,138
Computer Software & Processing	—	20,273,375	—	20,273,375
Electronics	—	7,083,494	—	7,083,494
Heavy Machinery	—	8,324,061	—	8,324,061
Insurance	—	9,088,539	—	9,088,539
Media - Broadcasting & Publishing	—	6,732,654	—	6,732,654
Pharmaceuticals	—	8,441,701	—	8,441,701
Total Corporate Notes	—	117,433,290	—	117,433,290
U.S. Treasury Notes/Bonds	—	60,910,625	—	60,910,625
Repurchase Agreement	—	13,323,374	—	13,323,374
Investment of Security Lending Collateral	15,719,408	—	—	15,719,408
Total Investments	15,719,408	373,691,299	—	389,410,707
Total	$15,719,408	$373,691,299	$—	$389,410,707
Short Term Tax Aware Fixed Income Portfolio
ASSETS VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Corporate Notes
Health Care Services	$ —	$ 463,543	$—	$ 463,543
Municipal Bonds
Alabama	—	345,013	—	345,013
Arizona	—	837,708	—	837,708
California	—	2,888,926	—	2,888,926
Colorado	—	1,062,603	—	1,062,603
Connecticut	—	2,052,665	—	2,052,665
Delaware	—	257,743	—	257,743
District of Columbia	—	1,049,577	—	1,049,577
Florida	—	4,472,982	—	4,472,982
Georgia	—	99,371	—	99,371
Illinois	—	3,089,965	—	3,089,965
157

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Notes to Financial Statements (Unaudited) — (Continued)
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Indiana	$ —	$ 270,947	$—	$ 270,947
Iowa	—	527,646	—	527,646
Kansas	—	387,655	—	387,655
Kentucky	—	1,381,199	—	1,381,199
Louisiana	—	763,232	—	763,232
Maryland	—	529,414	—	529,414
Michigan	—	2,382,414	—	2,382,414
Minnesota	—	524,397	—	524,397
Mississippi	—	264,191	—	264,191
Nevada	—	601,423	—	601,423
New Jersey	—	1,990,780	—	1,990,780
New Mexico	—	346,657	—	346,657
New York	—	2,815,733	—	2,815,733
North Carolina	—	263,708	—	263,708
Ohio	—	2,123,878	—	2,123,878
Oregon	—	205,666	—	205,666
Pennsylvania	—	6,932,314	—	6,932,314
Rhode Island	—	400,468	—	400,468
South Carolina	—	475,843	—	475,843
Tennessee	—	471,040	—	471,040
Texas	—	6,168,003	—	6,168,003
Virginia	—	463,065	—	463,065
Washington	—	1,257,917	—	1,257,917
Wisconsin	—	1,348,884	—	1,348,884
Wyoming	—	400,204	—	400,204
Total Municipal Bonds	—	49,453,231	—	49,453,231
Repurchase Agreement	—	2,343,871	—	2,343,871
Investment of Security Lending Collateral	514,238	—	—	514,238
Registered Investment Companies	499,377	—	—	499,377
Total Investments	1,013,615	52,260,645	—	53,274,260
Total	$1,013,615	$52,260,645	$—	$53,274,260
COVID-19:  In early 2020, an outbreak of a novel strain of coronavirus ("COVID-19") emerged globally. This coronavirus has resulted in, among other things, closing international borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general public concern and uncertainty. The impact of this outbreak and its variants has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Although vaccines for COVID-19 have become more widely available, it is unknown how long circumstances related to the pandemic will persist, whether they will reoccur in the future, whether efforts to support the economy and financial markets will be successful, and what additional implications may follow from the pandemic. The impact of these events and other epidemics or pandemics in the future could adversely affect the Portfolios’ performance, the performance of the securities in which the Portfolios invest and may lead to losses on your investment in the Fund’s Portfolio(s).
Repurchase Agreements:  Each Portfolio may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the applicable Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the applicable Portfolio to resell the obligation at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio’s holding period. The seller’s obligation is secured by collateral (underlying securities) segregated on behalf of the Portfolio. The value of the collateral at the time of execution must be at least equal to 102% of the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Portfolio has the right to sell the collateral to offset losses incurred. There is a potential for loss to a Portfolio in the event the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights. Each Portfolio’s investment advisor, acting under the supervision of the Board, reviews
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the value of the collateral and the creditworthiness of those banks and dealers with which each Portfolio enters into repurchase agreements to evaluate potential risks.
Master Repurchase Agreements (“MRA”) permit a Portfolio, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolio. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the applicable Portfolio receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by the Portfolio upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Portfolio would recognize a liability with respect to such excess collateral to reflect the Portfolio’s obligation under bankruptcy law to return the excess to the counterparty. The gross value and related collateral received for each Portfolio’s investments in repurchase agreements as of April 30, 2022 are presented in each Portfolio’s Schedule of Portfolio Investments and the value of these investments are also presented in the Statements of Assets and Liabilities.
As of April 30, 2022, the following table is a summary of the Fund’s repurchase agreements by counterparty which are subject to offset under an MRA:
Quantitative U.S. Large Cap Core Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$2,159,713	$(2,159,713)	$—	$—	$—
Quantitative U.S. Large Cap Growth Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$10,644,361	$(10,644,361)	$—	$—	$—
Quantitative U.S. Large Cap Value Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$6,097	$(6,097)	$—	$—	$—
Quantitative U.S. Small Cap Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$12,349	$(12,349)	$—	$—	$—
Quantitative International Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$170,416	$(170,416)	$—	$—	$—
Responsible ESG U.S. Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$149,797	$(149,797)	$—	$—	$—
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Women in Leadership U.S. Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$122,941	$(122,941)	$—	$—	$—
Quantitative U.S. Long/Short Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$4,031,090	$(4,031,090)	$—	$—	$—
Quantitative U.S. Total Market Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$283,701	$(283,701)	$—	$—	$—
Strategic Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$1,130,279	$(1,130,279)	$—	$—	$—
Small Cap Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$25,048,891	$(25,048,891)	$—	$—	$—
Equity Income Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$116,109	$(116,109)	$—	$—	$—
Secured Options Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$9,041,583	$(9,041,583)	$—	$—	$—
Global Secured Options Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$1,705,199	$(1,705,199)	$—	$—	$—
Core Fixed Income Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$13,323,374	$(13,323,374)	$—	$—	$—
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Short Term Tax Aware Fixed Income Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$2,343,871	$(2,343,871)	$—	$—	$—
(a)The value of the related collateral exceeded the value of the net position in the repurchase agreements as of April 30, 2022. The total value of the non-cash collateral received is disclosed in the Schedules of Portfolio Investments.
(b)Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.
Cash:  Cash includes deposits held at financial institutions, which are available for the Fund’s use with no restrictions, with original maturities of 90 days or less.
Foreign Currency Translation:  The books and records of each Portfolio are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated at exchange rates prevailing on the dates of such transactions. Unrealized gains and losses that result from changes in foreign currency exchange rates have been included in the unrealized gains and losses on foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of each Portfolio and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the purchase settlement date and subsequent sale trade date is included in realized gains and losses on investment transactions. The Portfolios do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations in the market prices of securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations in the market prices of portfolio securities sold during the period.
Foreign Securities:  The Strategic Equity Portfolio, Small Cap Equity Portfolio, Equity Income Portfolio, Secured Options Portfolio, Global Secured Options Portfolio and Quantitative International Equity Portfolio may invest in foreign securities. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of U.S. companies and the U.S. government. These risks include valuation of currencies and future adverse political and economic developments. Moreover, securities of some foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government. This is particularly true with respect to emerging markets in developing countries.
Central Securities Depositories Regulation:  Effective February 1, 2022, the Central Securities Depositories Regulation ("CSDR") introduced new measures for the authorization and supervision of European Union Central Security Depositories and set out to create a common set of prudential, organizational, and conduct of business standards at a European level. CSDR is designed to support securities settlement and its operational aspects, including the provision of shorter settlement periods; mandatory buy-ins; and cash penalties, to prevent and address settlement fails. CSDR measures aim to prevent settlement fails by ensuring that all transaction details are provided to facilitate settlement, as well as to further incentivize timely settlement by imposing cash penalty fines and buy-ins. The Quantitative International Equity Portfolio may be required to pay cash penalties and may also receive cash penalty payments from certain counterparties in instances where there are settlement fails. At this time, management believes the adoption of CSDR will not have a material impact to the financial statements.
Russia/Ukraine Conflict:  In February 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries and the threat of widerspread hostilities could have a severe adverse effect on the region and global economies, including significant negative impacts on the markets for certain securities and commodities, such as oil and natural gas. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future, could have a significant adverse impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events. How long the armed conflict and related events will last cannot be predicted. These tensions and any related events could have a significant impact on Portfolio performance and the value of the Portfolios’ investments.
Options Transactions:  The Strategic Equity Portfolio, Quantitative U.S. Long/Short Equity Portfolio, Secured Options Portfolio and Global Secured Options Portfolio are subject to equity price risk and may purchase or write covered call options or secured put options to hedge against changes in the value of securities each Portfolio owns or expects to own. The Secured Options Portfolio and Global Secured Options Portfolio use option strategies also in an effort to earn options premiums and to provide more stable returns. These options may relate to particular securities or securities indices and may or may not be listed on a domestic securities exchange or issued by the Options Clearing Corporation. A call option gives the option holder the right to purchase the underlying security at a specified price until a specified date. A put option gives the option holder the right to sell the underlying security at a specified price until a specified date. The risk in writing a call option is that the Portfolio may forgo the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a
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loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability to perform. Portfolio assets covering written options cannot be sold while the option is outstanding, unless replaced by similar assets. A Portfolio also risks losing all or part of the cash paid for purchasing call and put options. The Portfolios may also write over-the-counter options where completing the obligation depends upon the credit standing of the other party. The Strategic Equity Portfolio and Quantitative U.S. Long/Short Equity Portfolio did not enter into any options transactions during the six months ended April 30, 2022. During the six months ended April 30, 2022, the Secured Options Portfolio and the Global Secured Options Portfolio wrote put and call options and purchased put and call options in an attempt to achieve their respective investment objective and strategies. As of April 30, 2022, the Secured Options Portfolio and Global Secured Options Portfolio pledged cash in the amount of $12,303,323 and $824,484, respectively, to brokers, as collateral for written options. In addition, security collateral (U.S. Treasury Bills and exchange-traded funds) valued at $123,520,841 and $3,785,925 was pledged as collateral by Secured Options Portfolio and Global Secured Options Portfolio, respectively.
Lending of Portfolio Securities:  Each Portfolio, using State Street Bank and Trust Company ("State Street") as its lending agent, may loan securities to qualified brokers and dealers in exchange for negotiated lenders’ fees. These fees are disclosed as “Income from security lending” in the Statements of Operations, net of expenses retained by State Street as compensation for its services as lending agent. Each applicable Portfolio receives cash collateral (which may be invested by the lending agent in short-term instruments) and/or non-cash collateral (which may include U.S. Treasuries and/or U.S. Government Agency securities), in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the applicable Portfolio on the next business day. On behalf of the Quantitative U.S. Long/Short Equity Portfolio and the Quantitative U.S. Total Market Equity Portfolio, some or all of the cash collateral may be used to finance short sales. The cash collateral received for the Quantitative U.S. Long/Short Equity Portfolio was not used to finance short sales during the period ended April 30, 2022. During the period ended April 30, 2022, the cash collateral received by the Quantitative U.S. Large Cap Growth Equity Portfolio, Quantitative U.S. Small Cap Equity Portfolio, Quantitative International Equity Portfolio, Responsible ESG U.S. Equity Portfolio, Women in Leadership U.S. Equity Portfolio, Quantitative U.S. Long/Short Equity Portfolio, Quantitative U.S. Total Market Equity Portfolio, Small Cap Equity Portfolio, Core Fixed Income Portfolio and Short Term Tax Aware Fixed Income Portfolio was invested in the State Street Navigator Securities Lending Government Money Market Portfolio, which is a 1940 Act money market fund. To the extent that advisory or other fees paid by the State Street Navigator Securities Lending Government Money Market Portfolio are for the same or similar services as fees paid by the applicable Portfolio, there will be a layering of fees, which would increase expenses and decrease returns. Information regarding the value of the securities loaned and the value of the cash collateral at period end is included at the end of each applicable Portfolio’s Statement of Assets and Liabilities, Schedule of Portfolio Investments and Note 6. Non-cash collateral detail is not disclosed in the Schedules of Portfolio Investments as it is held by the lending agent on behalf of the Portfolio, and the Portfolio does not have the ability to re-hypothecate those securities. A Portfolio could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities when due. A Portfolio may also record realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. Such loans would involve risks of delay in receiving additional collateral in the event that the collateral decreased below the value of the securities loaned or risks of the loss of rights in the collateral should the borrower of the securities fail financially.
Real Estate Investment Trusts:  The Portfolios may invest in real estate investment trusts (“REITs”), which pool investors’ funds for investment, primarily in income producing real estate or real estate-related loans or interests. A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with regulatory requirements relating to its organization, ownership, assets and income, and with a regulatory requirement to distribute to its shareholders or unitholders at least 90% of its taxable income for each taxable year.
A shareholder in a Portfolio, by investing in REITs through the Portfolio, will bear not only the shareholder’s proportionate share of the expenses of the Portfolio, but also, indirectly, the management expenses of the underlying REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income, or the REIT’s failure to maintain exemption from registration under the 1940 Act. Dividends representing a return of capital are reflected as a reduction of cost and/or as a realized gain when the amount of the return of capital is conclusively determined. See each Portfolio’s Schedule of Portfolio Investments for REIT securities held as of April 30, 2022.
Securities Sold Short:  The Quantitative U.S. Long/Short Equity Portfolio and Quantitative U.S. Total Market Equity Portfolio may engage in short sales, which are sales by the applicable Portfolio of securities which have been borrowed from a third party on the expectation that the market price will decline. If the price of the securities declines, the Portfolio will make a profit by purchasing the securities in the open market at a lower price than the one at which it sold the securities. If the price of the securities increases, the Portfolio may have to cover its short positions at a higher price than the short sale price, resulting in a loss. Gains are limited to the price at which the Portfolios sold the security short, while losses are potentially unlimited in size. Each Portfolio pledges securities and/or other assets, which may include cash collateral from securities lending activities, to the lender as collateral. Proceeds received from short sales may be maintained by the lender as collateral or may be released to the Portfolio and used to purchase additional securities or for any other purpose. The “Short position flex fees” on the Statements of Operations are fees charged by the lender
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for releasing the cash proceeds to the Quantitative U.S. Long/Short Equity Portfolio and Quantitative U.S. Total Market Equity Portfolio. Each Portfolio is required to segregate an amount of cash, cash equivalents or other appropriate liquid marketable securities with the custodian in an amount at least equal to the current market value of the securities sold short (less any additional collateral held by the lender) and the amount of any securities lending cash collateral used to finance short sales until the Portfolio replaces a borrowed security. Depending on arrangements made with the lender or custodian, the Portfolio may not receive any payments (including interest) on the deposits made with the lender or custodian. The Portfolio is liable to the buyer for any dividends payable on securities while those securities are in a short position. These dividends are recorded as an expense of the Portfolio. As of April 30, 2022, the Quantitative U.S. Long/Short Equity Portfolio pledged cash in the amount of $35,814,934 to State Street, as collateral for short sales. This amount is included in the “Cash collateral on deposit at broker” on the Statement of Assets and Liabilities. The Quantitative U.S. Long/Short Equity Portfolio and Quantitative U.S. Total Market Equity Portfolio also pledged securities in the amount of $7,830,246, and $14,731,874, respectively, to State Street, as collateral for short sales. In addition, State Street has a perfected security interest in a portion of each such Portfolio’s assets.
Investment Company Securities and Exchange-Traded Funds:  Subject to applicable regulatory requirements, each Portfolio may invest in shares of other registered investment companies, including ETFs. Currently, pursuant to Rule 12d1-4 under the 1940 Act and procedures approved by the Board, each Portfolio may seek to invest in certain ETFs beyond the statutory limitations, provided the Portfolio complies with Rule 12d1-4 and any applicable investment limitations. Some ETFs seek to track the performance of a particular market index. These indices include both broad-market indices and more narrowly-based indices, including those relating to particular sectors, markets, regions, or industries. However, some ETFs have an actively managed investment objective. ETF shares and closed-end fund shares are traded like traditional equity securities on a national securities exchange or NASDAQ.
Fixed Income and Municipal Securities:  The Core Fixed Income Portfolio, High Yield Municipal Portfolio and Short Term Tax Aware Fixed Income Portfolio invest in fixed income securities. The value of fixed income securities tends to fluctuate with changes in interest rates. Generally, their value will decrease when interest rates rise and increase when interest rates fall. Fixed income securities are also subject to the risk that an issuer will be unable to make principal and interest payments when due which could adversely impact a Portfolio’s return and NAV. Changes in the credit rating of a debt security held by a Portfolio could have a similar effect. Fixed income securities with longer maturities are more susceptible to interest rate fluctuations than those with shorter maturities. Although governmental financial regulators, including the Federal Reserve, have taken steps to maintain historically low interest rates; the Federal Reserve could raise interest rates at any time.
The High Yield Municipal Portfolio invests primarily in municipal securities and during the period, the Short Term Tax Aware Fixed Income Portfolio invested primarily in short term municipal securities. The value of, payment of interest on, repayment of principal for, and the ability to sell a municipal security may be affected by constitutional amendments, legislation, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located. A credit rating downgrade, bond default, or bankruptcy involving an issuer within a particular state or territory could affect the market values and marketability of some or all of the municipal obligations of that state or territory. In addition, since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Portfolio’s investments in municipal securities. There is some risk that a portion or all of the interest received from certain tax-exempt municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
Securities Transactions and Investment Income:  Securities transactions are recorded as of the trade date. Realized gains and losses on investments sold are computed on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividend income for foreign securities is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded “net of withholding tax” as soon thereafter as a Portfolio is informed of the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded on the accrual basis and includes, when appropriate, amortization of premiums and accretion of discounts using the effective interest method.
Securities purchased or sold on a when-issued or delayed-delivery basis may be settled after a period longer than the regular settlement time of trade date plus three business days. Interest income is accrued based on the terms of the security on settlement date. Each Portfolio segregates assets with a current value at least equal to the amount of its when-issued purchase commitments. When-issued purchase commitments involve a risk of loss if the value of the security to be purchased declines prior to settlement date, or if the counterparty does not perform under the contract.
Dividends and Distributions to Shareholders:  Dividends from net investment income, if any, of the Core Fixed Income Portfolio, Short Term Tax Aware Fixed Income Portfolio and High Yield Municipal Portfolio are declared and paid monthly. Dividends from net investment income, if any, of the Quantitative U.S. Large Cap Core Equity Portfolio, Quantitative U.S. Large Cap Growth Equity Portfolio, Quantitative U.S. Large Cap Value Equity Portfolio, Quantitative U.S. Small Cap Equity Portfolio, Quantitative International Equity Portfolio, Responsible ESG U.S. Equity Portfolio, Women in Leadership U.S. Equity Portfolio, Quantitative U.S. Long/Short Equity Portfolio, Quantitative U.S. Total Market Equity Portfolio, Strategic Equity Portfolio, Small Cap Equity Portfolio, Equity Income Portfolio, Secured Options Portfolio and Global Secured Options Portfolio are declared and paid quarterly. Each Portfolio distributes any net realized capital gains on an annual basis. Additional distributions of net investment income and capital gains for each Portfolio may be made at the discretion of the Board in order to avoid a nondeductible excise tax under Section 4982 of the Internal
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Revenue Code of 1986, as amended (the “Code”). Each Portfolio may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).
Income and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the U.S. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Portfolio, timing differences and differing characterization of distributions made by each Portfolio.
Income and Expense Allocation:  Expenses which are not readily identifiable to a specific Portfolio are allocated among Portfolios taking into consideration, among other things, the nature and type of expenses and the relative size of each Portfolio. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class, such as shareholder servicing fees and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class.
Federal Income Taxes:  Each Portfolio intends to continue to qualify as a regulated investment company by complying with the requirements of the Code applicable to regulated investment companies, and by distributing substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the U.S.
“ Accounting for Uncertainty in Income Taxes — an interpretation of FASB ASC 740” (“ASC 740”) clarifies the accounting for uncertainty in income taxes recognized in accordance with ASC 740, “Accounting for Income Taxes.” This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. Each Portfolio’s federal tax returns filed in the 3-year period ended October 31, 2021 remain subject to examination by the Internal Revenue Service. Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.
On October 31, 2021, the tax year end of the Fund, the following Portfolios had available capital loss carryforwards to be utilized in future periods to offset future capital gains as follows:
Portfolio	Unlimited (Short Term)	Unlimited (Long Term)
Quantitative U.S. Large Cap Value Equity Portfolio	$ 9,548	$ —
Quantitative International Equity Portfolio	679,128	—
Quantitative U.S. Long/Short Equity Portfolio	1,780,981	—
Global Secured Options Portfolio*	4,959,732	1,558,146
Short Term Tax Aware Fixed Income Portfolio	101,200	80,791
During the fiscal year ended October 31, 2021, the following Portfolios utilized capital loss carryforwards:
Quantitative U.S. Large Cap Value Equity Portfolio	$193,109
Quantitative U.S. Small Cap Equity Portfolio	76,142
Quantitative International Equity Portfolio	11,299,614
Responsible ESG U.S. Equity Portfolio	848,986
Women in Leadership U.S. Equity Portfolio	294,969
Quantitative U.S. Long/Short Equity Portfolio	13,319,218
Small Cap Equity Portfolio	210,945,891
Equity Income Portfolio	75,937
Secured Options Portfolio	37,188,051
Global Secured Options Portfolio	61,765
*Utilization of the capital loss carryforwards of the Global Secured Options Portfolio is severely limited currently and in future years pursuant to Internal Revenue Code Section 382.
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As of October 31, 2021, the tax year end of the Fund, the components of distributable earnings on a tax basis were as follows:
Portfolio	Undistributed Tax-exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Gain	Unrealized Appreciation/ (Depreciation)	Other Temporary Differences	Loss Carryforwards	Total Distributable Earnings
Quantitative U.S. Large Cap Core Equity Portfolio	$ —	$ 6,200,409	$154,027,983	$ 533,477,893	$ —	$ —	$ 693,706,285
Quantitative U.S. Large Cap Growth Equity Portfolio	—	7,374,491	391,907,313	1,007,428,841	—	—	1,406,710,645
Quantitative U.S. Large Cap Value Equity Portfolio	—	1,959	—	567,783	—	(9,548)	560,194
Quantitative U.S. Small Cap Equity Portfolio	—	—	138,270	399,905	—	—	538,175
Quantitative International Equity Portfolio	—	319,053	—	4,065,742	—	(679,128)	3,705,667
Responsible ESG U.S. Equity Portfolio	—	13,991	2,799,444	10,340,025	—	—	13,153,460
Women in Leadership U.S. Equity Portfolio	—	28,014	4,457,687	6,788,061	—	—	11,273,762
Quantitative U.S. Long/Short Equity Portfolio	—	—	—	19,255,569	(470,176)**	(1,780,981)	17,004,412
Quantitative U.S. Total Market Equity Portfolio	—	19,359	5,566,308	19,206,099	(215)	—	24,791,551
Strategic Equity Portfolio	—	526,442	26,036,207	148,834,671	—	—	175,397,320
Small Cap Equity Portfolio	—	—	61,538,021	463,932,676	—	—	525,470,697
Equity Income Portfolio	—	106,963	916,742	7,043,838	—	—	8,067,543
Secured Options Portfolio	—	19,959,839	31,051,096	16,380,625	(10,372)	—	67,381,188
Global Secured Options Portfolio	—	1,114,583	1,129,077	5,539	—	(6,517,879) ***	(4,268,680)
Core Fixed Income Portfolio	—	850,607	160,422	10,055,309	—	—	11,066,338
Short Term Tax Aware Fixed Income Portfolio	30,289	—	—	404,855	—	(181,991)	253,153
High Yield Municipal Portfolio	660,479	851,382	1,293,535	14,795,681	—	—	17,601,077
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales, nontaxable dividends received from investments and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.
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Notes to Financial Statements (Unaudited) — (Continued)
**Other Temporary Differences for the Quantitative U.S. Long/Short Equity Portfolio includes a late year ordinary loss deferral of $468,757.
***Utilization of the capital loss carryforwards of the Global Secured Options Portfolio is severely limited currently and in future years pursuant to Internal Revenue Code Section 382.
The tax character of distributions paid during the fiscal year ended October 31, 2021, was as follows:
Portfolio	Tax Exempt	Ordinary Income	Long-Term Gains
Quantitative U.S. Large Cap Core Equity Portfolio	$ —	$11,013,057	$ 99,915,550
Quantitative U.S. Large Cap Growth Equity Portfolio	—	4,362,589	311,191,429
Quantitative U.S. Large Cap Value Equity Portfolio	—	32,775	—
Quantitative U.S. Small Cap Equity Portfolio	—	7,532	133
Quantitative International Equity Portfolio	—	1,099,884	—
Responsible ESG U.S. Equity Portfolio	—	218,408	—
Women in Leadership U.S. Equity Portfolio	—	275,552	—
Quantitative U.S. Total Market Equity Portfolio	—	45,803	3,423,033
Strategic Equity Portfolio	—	1,036,605	12,912,989
Small Cap Equity Portfolio	—	2,196,950	834,084
Equity Income Portfolio	—	333,966	—
Global Secured Options Portfolio	—	199,638	225,651
Core Fixed Income Portfolio	—	9,331,322	5,081,697
Short Term Tax Aware Fixed Income Portfolio	368,711	81,552	—
High Yield Municipal Portfolio	6,333,610	77,009	22,353
For the fiscal year ended October 31, 2021, permanent differences between financial and tax reporting related primarily to REITs, foreign currency gain/(loss), distribution reallocations, net operating losses, nontaxable dividends received from investments, tax equalization and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies were identified and reclassified among the components of each Portfolio’s net assets as identified below. These reclassifications had no effect on net assets.
Portfolio	Total distributable earnings	Paid-in capital
Quantitative U.S. Large Cap Core Equity Portfolio	$(15,457,346)	$15,457,346
Quantitative U.S. Large Cap Growth Equity Portfolio	(73,061,882)	73,061,882
Quantitative U.S. Small Cap Equity Portfolio	(45)	45
Responsible ESG U.S. Equity Portfolio	(136,344)	136,344
Women in Leadership U.S. Equity Portfolio	(519,410)	519,410
Quantitative U.S. Long/Short Equity Portfolio	312,862	(312,862)
Quantitative U.S. Total Market Equity Portfolio	(835,738)	835,738
Strategic Equity Portfolio	(1,812,495)	1,812,495
Small Cap Equity Portfolio	53,334	(53,334)
Equity Income Portfolio	(1,374)	1,374
Secured Options Portfolio	(6,213,707)	6,213,707
Core Fixed Income Portfolio	(1)	1
As of April 30, 2022, aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value were as follows:
Portfolio	Cost	Appreciation	(Depreciation)	Net
Quantitative U.S. Large Cap Core Equity Portfolio	$ 926,520,123	$302,311,806	$31,259,856	$271,051,950
Quantitative U.S. Large Cap Growth Equity Portfolio	1,985,056,757	558,648,686	91,572,522	467,076,164
Quantitative U.S. Large Cap Value Equity Portfolio	2,068,316	454,267	71,948	382,319
Quantitative U.S. Small Cap Equity Portfolio	1,310,701	264,369	101,560	162,809
Quantitative International Equity Portfolio	29,972,505	1,535,057	2,280,171	(745,114)
Responsible ESG U.S. Equity Portfolio	25,313,675	5,916,838	971,807	4,945,031
Women in Leadership U.S. Equity Portfolio	22,008,878	3,385,168	1,062,388	2,322,780
Quantitative U.S. Long/Short Equity Portfolio	4,788,614	19,957,093	2,081,934	17,875,159
Quantitative U.S. Total Market Equity Portfolio	38,456,329	15,279,558	2,755,390	12,524,168
Strategic Equity Portfolio	114,289,492	111,687,868	3,853,730	107,834,138
Small Cap Equity Portfolio	1,109,015,369	381,930,432	54,012,082	327,918,350
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Notes to Financial Statements (Unaudited) — (Continued)
Portfolio	Cost	Appreciation	(Depreciation)	Net
Equity Income Portfolio	$ 16,338,461	$ 5,520,958	$ 413,693	$ 5,107,265
Secured Options Portfolio	454,968,514	14,035,591	124,168	13,911,423
Global Secured Options Portfolio	17,812,935	—	539,698	(539,698)
Core Fixed Income Portfolio	420,573,420	192,133	31,354,846	(31,162,713)
Short Term Tax Aware Fixed Income Portfolio	54,574,359	5,480	1,305,579	(1,300,099)
High Yield Municipal Portfolio	264,887,725	2,709,214	15,436,424	(12,727,210)
Other:  In the normal course of business, the Fund enters into contracts that may include agreements to indemnify another party under given circumstances. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the Fund. However, based on experience, the risk of material loss from such claims is considered to be remote.
2.  Financial Instruments and Hedging Activities
Disclosures about Derivative Instruments and Hedging Activities:  Each Portfolio follows FASB ASC Topic 815 “Disclosures about Derivative Instruments and Hedging Activities” (“ASC 815”). ASC 815 requires enhanced disclosures about each Portfolio’s use of, and accounting for, derivative instruments and the effect on the results of each Portfolio’s operations and financial position. At April 30, 2022 and during the period then ended, the Secured Options Portfolio and the Global Secured Options Portfolio had the following derivatives and transactions in derivatives, grouped into appropriate risk categories, none of which have been designated as hedging instruments:
Secured Options Portfolio
Asset Derivatives
	Equity Contracts Risk	Total
Options Purchased[1]	$1,140,612,200	$1,140,612,200
Total Value	$1,140,612,200	$1,140,612,200
Liability Derivatives
	Equity Contracts Risk	Total
Options Written[2]	$(814,281,200)	$(814,281,200)
Total Value	$(814,281,200)	$(814,281,200)
Realized Gain (Loss)
	Equity Contracts Risk	Total
Options Purchased[3]	$ (691,139)	$ (691,139)
Options Written[4]	17,854,041	17,854,041
Total Realized Gain (Loss)	$17,162,902	$17,162,902
Change in Appreciation (Depreciation)
	Equity Contracts Risk	Total
Options Purchased[5]	$(139,674,915)	$(139,674,915)
Options Written[6]	114,629,037	114,629,037
Total Change in Appreciation (Depreciation)	$ (25,045,878)	$ (25,045,878)
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Notes to Financial Statements (Unaudited) — (Continued)
Number of Contracts, Notional Amounts or Shares/Units
	Equity Contracts Risk	Total
Options Purchased[7]	6,660	6,660
Options Written[7]	(7,919)	(7,919)
Global Secured Options Portfolio
Asset Derivatives
	Equity Contracts Risk	Total
Options Purchased[1]	$34,469,050	$34,469,050
Total Value	$34,469,050	$34,469,050
Liability Derivatives
	Equity Contracts Risk	Total
Options Written[2]	$(24,919,695)	$(24,919,695)
Total Value	$(24,919,695)	$(24,919,695)
Realized Gain (Loss)
	Equity Contracts Risk	Total
Options Purchased[3]	$ (27,291)	$ (27,291)
Options Written[4]	513,554	513,554
Total Realized Gain (Loss)	$486,263	$486,263
Change in Appreciation (Depreciation)
	Equity Contracts Risk	Total
Options Purchased[5]	$(4,932,387)	$(4,932,387)
Options Written[6]	4,054,996	4,054,996
Total Change in Appreciation (Depreciation)	$ (877,391)	$ (877,391)
Number of Contracts, Notional Amounts or Shares/Units
	Equity Contracts Risk	Total
Options Purchased[7]	138	138
Options Written[7]	613	613

[1]	Statement of Assets and Liabilities location: Investments at value.
[2]	Statement of Assets and Liabilities location: Options written, at value.
[3]	Statement of Operations location: Amount is included in Net realized gain (loss) on purchased options.
[4]	Statement of Operations location: Amount is included in Net realized gain (loss) on written options.
[5]	Statement of Operations location: Amount is included in Net change in unrealized gain (loss) of purchased options.
[6]	Statement of Operations location: Amount is included in Net change in unrealized gain (loss) of written options.
[7]	Amounts disclosed represent average number of contracts outstanding during the period ended April 30, 2022.
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Notes to Financial Statements (Unaudited) — (Continued)
3.  Investment Advisory Fee, Administration Fee and Other Related Party Transactions
Glenmede Investment Management LP (the “Advisor” or "GIM"), a wholly-owned subsidiary of The Glenmede Trust Company, N.A. (“Glenmede Trust”), serves as investment advisor to the Quantitative U.S. Large Cap Core Equity Portfolio, Quantitative U.S. Large Cap Growth Equity Portfolio, Quantitative U.S. Large Cap Value Equity Portfolio, Quantitative U.S. Small Cap Equity Portfolio, Quantitative International Equity Portfolio, Responsible ESG U.S. Equity Portfolio, Women in Leadership U.S. Equity Portfolio, Quantitative U.S. Long/Short Equity Portfolio, Quantitative U.S. Total Market Equity Portfolio, Strategic Equity Portfolio, Small Cap Equity Portfolio, Equity Income Portfolio, Secured Options Portfolio, Global Secured Options Portfolio, Core Fixed Income Portfolio, Short Term Tax Aware Fixed Income Portfolio and High Yield Municipal Portfolio pursuant to investment management agreements with the Fund. Under these agreements, the Advisor manages the Portfolios, subject to the general supervision of the Board.
During the six months ended April 30, 2022, Capital International, Inc. ("Capital International") served as sub-advisor to the High Yield Municipal Portfolio. Capital International is a wholly-owned subsidiary of Capital Group International, Inc., which is owned by Capital Research and Management Company, a wholly-owned subsidiary of The Capital Group Companies, Inc. The Advisor had agreed to pay Capital International a fee for its sub-investment advisory services to the High Yield Municipal Portfolio, calculated daily and payable monthly, at the annual rate of the High Yield Municipal Portfolio’s average daily net assets as follows: 0.38% of the first $300,000,000 of the net assets; 0.34% of the net assets between $300,000,000 and $1 billion; and 0.30% of the net assets in excess of $1 billion.
Effective May 9, 2022, AllianceBernstein serves as sub-advisor to the High Yield Municipal Portfolio. AllianceBernstein is a publicly-traded limited partnership and its majority owner is Equitable Holdings, Inc., a leading financial services company consisting of two principal franchises: Equitable Life and AllianceBernstein. The Advisor has agreed to pay AllianceBernstein a fee for its sub-investment advisory services to the High Yield Municipal Portfolio, calculated daily and payable monthly, at the annual rate of 0.30% of the High Yield Municipal Portfolio’s average daily net assets.
Under the investment management agreements, the Portfolios pay the Advisor a management fee on a monthly basis in an amount equal to the following annual rates of the average daily net assets of each Portfolio:
Fund Name	Management Fee on Net Assets
Quantitative U.S. Large Cap Core Equity Portfolio	0.55%
Quantitative U.S. Large Cap Growth Equity Portfolio	0.55%
Quantitative U.S. Large Cap Value Equity Portfolio	0.55%*
Quantitative U.S. Small Cap Equity Portfolio	0.55%*
Quantitative International Equity Portfolio	0.75%**
Responsible ESG U.S. Equity Portfolio	0.55%*
Women in Leadership U.S. Equity Portfolio	0.55%*
Quantitative U.S. Long/Short Equity Portfolio	1.20%***
Quantitative U.S. Total Market Equity Portfolio	1.20%***
Strategic Equity Portfolio	0.55%
Small Cap Equity Portfolio	0.55%
Equity Income Portfolio	0.55%*
Secured Options Portfolio	0.55%
Global Secured Options Portfolio	0.55%**
Core Fixed Income Portfolio	0.35%
Short Term Tax Aware Fixed Income Portfolio	0.35%****
High Yield Municipal Portfolio	0.65%**
*  Effective February 28, 2019, the Advisor revised the contractual fee waiver and expense reimbursement agreements with respect to the Quantitative U.S. Large Cap Value Equity Portfolio, Quantitative U.S. Small Cap Equity Portfolio, Responsible ESG U.S. Equity Portfolio and Women in Leadership U.S. Equity Portfolio to reduce the contractual expense cap from 1.00% to 0.85% of each such Portfolio’s average daily net assets (excluding Acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes). The Advisor has also contractually agreed to waive its management fees and/or reimburse expenses to the extent that the Equity Income Portfolio’s total annual operating expenses exceed 0.85% of such Portfolio’s average daily net assets (excluding Acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes). The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, 2023 which are included, if any, under the caption “Less expenses waived/reimbursed” in the Statement of Operations. Shareholders of the Portfolios will be notified if these waivers/reimbursements are discontinued after that date.
**  Effective May 9, 2022, the management fee payable to the Advisor with respect to the High Yield Municipal Portfolio was reduced from 0.65% to 0.57% of such Portfolio’s average daily net assets. The Advisor has contractually agreed to waive its management fees and/or reimburse expenses to the extent that the High Yield Municipal Portfolio’s, since February 26, 2016 the Quantitative International Equity Portfolio’s and since February 28, 2019 the Global Secured Options Portfolio’s total annual operating expenses exceed 1.00% of such Portfolio’s average daily net assets (excluding Acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes). The
169

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Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, 2023 which are included, if any, under the caption “Less expenses waived/reimbursed” in the Statement of Operations. Shareholders of the Portfolios will be notified if these waivers/reimbursements are discontinued after that date.
*** The Advisor has contractually agreed to waive a portion of its management fees so that, after giving effect to such contractual waiver, the management fee for the Quantitative U.S. Long/Short Equity and Quantitative U.S. Total Market Equity Portfolios is 0.85% of such Portfolio’s average daily net assets. The Advisor has also contractually agreed to waive an additional portion of its management fees and/or reimburse the Portfolios to the extent that total annual Portfolio operating expenses, as a percentage of the Portfolio’s average daily net assets, exceed 1.25% of the average daily net assets of the Quantitative U.S. Long/Short Equity Portfolio’s Advisor Class shares, 1.05% of the average daily net assets of the Quantitative U.S. Long/Short Equity Portfolio’s Institutional Class shares and 1.25% of the average daily net assets of the Quantitative U.S. Total Market Equity Portfolio (excluding Acquired Fund fees and expenses, short-sale dividends, prime broker interest, brokerage commissions, taxes, interest, and extraordinary expenses). The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, 2023, which are included under the caption “Less expenses waived/ reimbursed” in the Statement of Operations. Shareholders of the Portfolios will be notified if the waivers/reimbursements are discontinued after that date.
**** The Advisor has contractually agreed to waive its management fees and/or reimburse expenses to the extent that the Short Term Tax Aware Fixed Income Portfolio’s total annual operating expenses exceed 0.55% of the Portfolio’s average daily net assets (excluding Acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes). The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, 2023, which are included, if any, under the caption “Less expenses waived/reimbursed” in the Statement of Operations. Shareholders of the Portfolio will be notified if these waivers and/or reimbursements are discontinued after that date.
Under a Shareholder Servicing Agreement, the following Portfolios pay Glenmede Trust shareholder servicing fees for providing or arranging to provide shareholder support services to the beneficial owner of the Portfolios and share classes listed below:
Shareholder Servicing Fee on Net Assets
Quantitative U.S. Large Cap Core Equity Portfolio (Advisor Class)	0.20%
Quantitative U.S. Large Cap Growth Equity Portfolio (Advisor Class)	0.20%
Quantitative U.S. Large Cap Value Equity Portfolio	0.20%
Quantitative U.S. Small Cap Equity Portfolio	0.20%
Quantitative International Equity Portfolio	0.25%
Responsible ESG U.S. Equity Portfolio	0.20%
Women in Leadership U.S. Equity Portfolio	0.20%
Quantitative U.S. Long/Short Equity Portfolio (Advisor Class)	0.20%
Quantitative U.S. Total Market Equity Portfolio	0.20%
Strategic Equity Portfolio	0.20%
Small Cap Equity Portfolio (Advisor Class)	0.25%
Small Cap Equity Portfolio (Institutional Class)	0.05%
Equity Income Portfolio	0.20%
Secured Options Portfolio (Advisor Class)	0.20%
Global Secured Options Portfolio	0.20%
Core Fixed Income Portfolio	0.10%
Short Term Tax Aware Fixed Income Portfolio	0.10%
High Yield Municipal Portfolio	0.25%*
* Effective May 9, 2022, the shareholder servicing fee paid by the High Yield Municipal Portfolio to Glenmede Trust was reduced to 0.15%.
State Street serves as administrator, transfer agent, dividend-paying agent and custodian with respect to the Fund. The Fund pays State Street a fee based on the combined aggregate average daily net assets of the Portfolios and The Glenmede Portfolios, an affiliated registered investment company, plus transaction charges for certain transactions and out-of-pocket expenses. The fee is computed daily and paid monthly. These fees can be found under the caption “Administration, transfer agent and custody fees” in the Statements of Operations.
Foreside Fund Officer Services, LLC (formerly known as Foreside Compliance Services, LLC) is paid an annual fee plus out-of-pocket expenses for the provision of personnel and services related to the Fund’s compliance program. The Fund’s Chief Compliance Officer is a Director of Foreside Financial Group, LLC.
Quasar Distributors, LLC (“Quasar”) serves as distributor of each Portfolio’s shares. The distributor receives no fees from the Fund in connection with distribution services provided to the Fund. The Advisor pays Quasar’s fees and out-of-pocket expenses for the distribution services it provides to the Fund.
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Notes to Financial Statements (Unaudited) — (Continued)
Effective January 1, 2022, the Fund pays each Board member an annual fee of $104,000 plus $5,000 for each Board meeting attended and out-of-pocket expenses incurred in attending Board meetings, the Audit Committee Chairman receives an annual fee of $10,000 for his services as Chairman of the Audit Committee and the Chairman of the Board receives an annual fee of $15,000 for his services as Chairman of the Board. Prior to January 1, 2022, each Board member received an annual fee of $94,000 and the Chairman of the Board did not receive an annual fee for his services as Chairman of the Board. These fees can be found under the caption “Directors’ fees and expenses” in the Statements of Operations.
Expenses for the six months ended April 30, 2022 include legal fees paid to Faegre Drinker Biddle & Reath LLP as legal counsel to the Fund and the independent Directors. A partner of the law firm is Secretary of the Fund. These fees are included in the amount shown under the caption “Professional fees” in the Statements of Operations.
4.  Purchases and Sales of Securities
For the six months ended April 30, 2022, the cost of purchases and proceeds from sales of investment securities other than U.S. government securities and short-term securities were:
Portfolio	Purchases	Sales
Quantitative U.S. Large Cap Core Equity Portfolio	$ 427,474,611	$547,724,367
Quantitative U.S. Large Cap Growth Equity Portfolio	1,370,074,148	901,954,901
Quantitative U.S. Large Cap Value Equity Portfolio	887,080	857,252
Quantitative U.S. Small Cap Equity Portfolio	700,579	688,780
Quantitative International Equity Portfolio	15,373,909	24,414,797
Responsible ESG U.S. Equity Portfolio	14,143,862	14,295,399
Women in Leadership U.S. Equity Portfolio	12,667,676	13,980,033
Quantitative U.S. Long/Short Equity Portfolio	18,477,092	26,618,802
Quantitative U.S. Total Market Equity Portfolio	35,300,889	14,475,753
Strategic Equity Portfolio	18,807,315	39,401,214
Small Cap Equity Portfolio	228,137,762	218,860,907
Equity Income Portfolio	2,805,562	2,378,313
Secured Options Portfolio	—	—
Global Secured Options Portfolio	5,195,123	2,738,304
Core Fixed Income Portfolio	19,398,600	2,907,870
Short Term Tax Aware Fixed Income Portfolio	14,008,084	15,597,939
High Yield Municipal Portfolio	44,508,652	39,196,740
For the six months ended April 30, 2022, the cost of purchases and proceeds from sales of long-term U.S. government securities were:
Portfolio	Purchases	Sales
Core Fixed Income Portfolio	$27,454,600	$58,994,254
High Yield Municipal Portfolio	—	1,358
5.  Common Stock
Changes in the capital shares outstanding were as follows:
	Period Ended 04/30/22		Year Ended 10/31/21
	Shares	Amount	Shares	Amount
Quantitative U.S. Large Cap Core Equity Portfolio — Advisor
Sold	1,663,547	$ 49,542,810	2,100,409	$ 64,054,495
Issued as reinvestment of dividends	4,780,842	138,820,164	3,270,039	87,263,628
Redeemed	(4,495,016)	(134,779,089)	(9,947,894)	(293,104,464)
Net Increase (Decrease)	1,949,373	$ 53,583,885	(4,577,446)	$(141,786,341)
Quantitative U.S. Large Cap Core Equity Portfolio — Institutional
Sold	745,376	$ 21,492,839	847,885	$ 25,801,902
Issued as reinvestment of dividends	616,972	17,912,203	423,886	11,394,364
Redeemed	(1,860,431)	(55,507,839)	(3,188,086)	(91,251,178)
Net Decrease	(498,083)	$ (16,102,797)	(1,916,315)	$ (54,054,912)
171

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Notes to Financial Statements (Unaudited) — (Continued)
	Period Ended 04/30/22		Year Ended 10/31/21
	Shares	Amount	Shares	Amount
Quantitative U.S. Large Cap Growth Equity Portfolio — Advisor
Sold	2,796,323	$ 94,454,126	2,352,574	$ 82,095,688
Issued as reinvestment of dividends	8,375,173	283,284,700	6,987,144	219,467,955
Redeemed	(6,679,710)	(223,920,587)	(18,072,030)	(626,816,029)
Net Increase (Decrease)	4,491,786	$ 153,818,239	(8,732,312)	$(325,252,386)
Quantitative U.S. Large Cap Growth Equity Portfolio — Institutional
Sold	22,746,250	$ 749,226,625	8,458,065	$ 297,765,281
Issued as reinvestment of dividends	2,813,834	95,109,355	2,266,759	71,268,792
Redeemed	(3,818,604)	(128,202,727)	(13,400,857)	(459,639,749)
Net Increase (Decrease)	21,741,480	$ 716,133,253	(2,676,033)	$ (90,605,676)
Quantitative U.S. Large Cap Value Equity Portfolio
Sold	927	$ 12,500	24,366	$ 295,000
Issued as reinvestment of dividends	961	12,716	1,743	20,983
Redeemed	(121)	(1,597)	(11,343)	(140,895)
Net Increase	1,767	$ 23,619	14,766	$ 175,088
Quantitative U.S. Small Cap Equity Portfolio
Sold	920	$ 12,500	—	$ —
Issued as reinvestment of dividends	10,751	144,714	551	7,588
Net Increase	11,671	$ 157,214	551	$ 7,588
Quantitative International Equity Portfolio
Sold	98,980	$ 1,461,384	33,779	$ 479,232
Issued as reinvestment of dividends	10,508	154,816	14,942	228,413
Redeemed	(690,470)	(10,526,067)	(1,830,283)	(27,204,703)
Net Decrease	(580,982)	$ (8,909,867)	(1,781,562)	$ (26,497,058)
Responsible ESG U.S. Equity Portfolio
Sold	82,581	$ 1,565,866	201,565	$ 3,768,049
Issued as reinvestment of dividends	154,189	2,854,445	6,883	129,297
Redeemed	(102,843)	(1,902,875)	(187,944)	(3,527,964)
Net Increase	133,927	$ 2,517,436	20,504	$ 369,382
Women in Leadership U.S. Equity Portfolio
Sold	114,645	$ 1,864,169	183,350	$ 3,215,887
Issued as reinvestment of dividends	288,832	4,539,442	8,413	152,570
Redeemed	(189,879)	(3,258,208)	(348,442)	(6,309,127)
Net Increase (Decrease)	213,598	$ 3,145,403	(156,679)	$ (2,940,670)
Quantitative U.S. Long/Short Equity Portfolio — Advisor
Sold	190,316	$ 2,550,766	231,228	$ 2,833,951
Redeemed	(876,827)	(11,947,461)	(4,649,072)	(56,802,686)
Net Decrease	(686,511)	$ (9,396,695)	(4,417,844)	$ (53,968,735)
Quantitative U.S. Long/Short Equity Portfolio — Institutional
Sold	19,537	$ 262,651	547,595	$ 7,105,284
Redeemed	(37,305)	(508,798)	(16,557)	(209,973)
Net Increase (Decrease)	(17,768)	$ (246,147)	531,038	$ 6,895,311
Quantitative U.S. Total Market Equity Portfolio
Sold	1,083,606	$ 21,619,510	153,035	$ 3,138,822
Issued as reinvestment of dividends	282,557	5,481,440	197,089	3,302,532
Redeemed	(220,632)	(4,417,692)	(634,270)	(12,315,378)
Net Increase (Decrease)	1,145,531	$ 22,683,258	(284,146)	$ (5,874,024)
172

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Continued)
	Period Ended 04/30/22		Year Ended 10/31/21
	Shares	Amount	Shares	Amount
Strategic Equity Portfolio
Sold	45,285	$ 1,441,225	225,690	$ 7,026,380
Issued as reinvestment of dividends	761,960	24,481,242	426,978	12,255,189
Redeemed	(642,983)	(20,465,256)	(1,402,544)	(44,266,719)
Net Increase (Decrease)	164,262	$ 5,457,211	(749,876)	$ (24,985,150)
Small Cap Equity Portfolio — Advisor
Sold	747,691	$ 27,089,093	1,266,694	$ 41,682,328
Issued as reinvestment of dividends	591,798	20,908,880	13,013	405,614
Redeemed	(1,063,510)	(38,642,868)	(4,330,396)	(141,283,194)
Net Increase (Decrease)	275,979	$ 9,355,105	(3,050,689)	$ (99,195,252)
Small Cap Equity Portfolio — Institutional
Sold	5,412,859	$ 211,310,027	9,212,748	$ 324,077,025
Issued as reinvestment of dividends	405,166	15,211,837	23,933	815,748
Redeemed	(4,118,102)	(158,608,141)	(19,176,316)	(649,099,448)
Net Increase (Decrease)	1,699,923	$ 67,913,723	(9,939,635)	$(324,206,675)
Equity Income Portfolio
Sold	59,938	$ 936,339	21,941	$ 331,439
Issued as reinvestment of dividends	65,663	1,015,666	1,676	24,654
Redeemed	(34,552)	(524,579)	(185,054)	(2,610,970)
Net Increase (Decrease)	91,049	$ 1,427,426	(161,437)	$ (2,254,877)
Secured Options Portfolio — Advisor
Sold	934,940	$ 12,500,914	940,671	$ 12,846,984
Issued as reinvestment of dividends	808,851	10,595,950	—	—
Redeemed	(1,162,058)	(15,564,085)	(3,064,095)	(41,110,090)
Net Increase (Decrease)	581,733	$ 7,532,779	(2,123,424)	$ (28,263,106)
Secured Options Portfolio — Institutional
Sold	9,644,104	$ 128,702,138	3,429,440	$ 47,712,901
Issued as reinvestment of dividends	2,730,613	36,207,927	—	—
Redeemed	(4,429,592)	(60,280,578)	(10,798,791)	(141,746,581)
Net Increase (Decrease)	7,945,125	$ 104,629,487	(7,369,351)	$ (94,033,680)
Global Secured Options Portfolio
Sold	2,321,441	$ 11,403,186	1,130,339	$ 5,984,091
Issued as reinvestment of dividends	48,018	232,886	12,132	60,299
Redeemed	(1,529,167)	(7,521,727)	(98,041)	(519,619)
Net Increase	840,292	$ 4,114,345	1,044,430	$ 5,524,771
Core Fixed Income Portfolio
Sold	2,931,267	$ 31,228,392	5,261,656	$ 59,459,214
Issued as reinvestment of dividends	49,941	543,331	657,354	7,548,663
Redeemed	(3,807,955)	(40,560,014)	(5,004,064)	(56,515,607)
Net Increase (Decrease)	(826,747)	$ (8,788,291)	914,946	$ 10,492,270
Short Term Tax Aware Fixed Income Portfolio
Sold	970,072	$ 9,673,041	2,093,822	$ 21,242,499
Issued as reinvestment of dividends	2,144	21,375	5,604	56,862
Redeemed	(1,254,251)	(12,464,863)	(1,792,496)	(18,191,928)
Net Increase (Decrease)	(282,035)	$ (2,770,447)	306,930	$ 3,107,433
High Yield Municipal Portfolio
Sold	2,213,477	$ 23,612,795	6,406,515	$ 70,820,808
Issued as reinvestment of dividends	193,438	2,139,756	12,156	133,646
Redeemed	(2,130,410)	(22,644,862)	(2,811,061)	(31,252,003)
Net Increase	276,505	$ 3,107,689	3,607,610	$ 39,702,451
173

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Continued)
As of April 30, 2022, with the exception of the Small Cap Equity Portfolio, Quantitative U.S. Large Cap Core Equity Portfolio, Quantitative U.S. Large Cap Growth Equity Portfolio, Quantitative U.S. Long/Short Equity Portfolio, Quantitative U.S. Total Market Equity Portfolio and Secured Options Portfolio, Glenmede Trust, on behalf of its clients, holds of record and has voting and/or investment authority over a significant portion of each Portfolio’s outstanding shares. The following Portfolios have shareholders which, to the Fund’s knowledge, own beneficially 5% or more of the shares outstanding of a Portfolio or class of a Portfolio as of April 30, 2022. The total percentage of the shares of a Portfolio or class of a Portfolio held by such shareholders is as follows:
	5% or Greater Shareholders
Portfolio	# of Shareholders	% of Shares Held
Quantitative U.S Large Cap Core Equity Portfolio (Advisor Class)	1	41%
Quantitative U.S. Large Cap Core Equity Portfolio (Institutional Class)	1	100%
Quantitative U.S. Large Cap Growth Equity Portfolio (Advisor Class)	1	85%
Quantitative U.S. Large Cap Growth Equity Portfolio (Institutional Class)	1	100%
Quantitative U.S. Large Cap Value Equity Portfolio	4	97%
Quantitative U.S. Small Cap Equity Portfolio	1	98%
Responsible ESG U.S. Equity Portfolio	3	22%
Women in Leadership U.S. Equity Portfolio	6	50%
Quantitative International Equity Portfolio	2	21%
Quantitative U.S. Long/Short Equity Portfolio (Advisor Class)	1	12%
Quantitative U.S. Long/Short Equity Portfolio (Institutional Class)	1	100%
Quantitative U.S. Total Market Equity Portfolio	1	75%
Strategic Equity Portfolio	1	6%
Small Cap Equity Portfolio (Advisor Class)	1	63%
Small Cap Equity Portfolio (Institutional Class)	1	100%
Equity Income Portfolio	3	22%
Secured Options Portfolio (Advisor Class)	1	69%
Secured Options Portfolio (Institutional Class)	1	100%
Global Secured Options Portfolio	2	100%
Short Term Tax Aware Fixed Income Portfolio	1	12%
6.  Lending of Portfolio Securities
As of April 30, 2022, the following Portfolios had outstanding loans of securities to certain approved brokers for which such Portfolios received collateral:
Portfolio	Market Value of Loaned Securities	Market Value of Cash Collateral	Market Value of Non-Cash Collateral	% of Total Assets on Loan
Quantitative U.S. Large Cap Growth Equity Portfolio	$39,624,222	$ 199,586	$41,894,947	1.62
Quantitative U.S. Small Cap Equity Portfolio	35,864	24,335	13,903	2.43
Quantitative International Equity Portfolio	1,372,089	733,234	687,626	4.57
Responsible ESG U.S. Equity Portfolio	944,089	1,002,883	—	3.11
Women in Leadership U.S. Equity Portfolio	194,286	208,553	—	0.79
Quantitative U.S. Long/Short Equity Portfolio	1,104,544	1,184,340	—	1.19
Quantitative U.S. Total Market Equity Portfolio	1,077,486	843,134	307,104	1.70
Small Cap Equity Portfolio	17,528,481	15,421,638	2,676,675	1.22
Core Fixed Income Portfolio	15,344,271	15,719,408	—	3.92
Short Term Tax Aware Fixed Income Portfolio	499,377	514,238	—	0.93
The Portfolios have adopted the disclosure provisions of FASB Accounting Standards Update ("ASU") No. 2014-11 (“ASU No. 2014-11”), Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. ASU No. 2014-11 is intended to provide increased transparency about the types of collateral pledged in securities lending and other similar transactions that are accounted for as secured borrowings.
All of the securities on loan as of April 30, 2022 for the Responsible ESG U.S. Equity Portfolio, Women in Leadership U.S. Equity Portfolio, Quantitative U.S. Long/Short Equity Portfolio, Core Fixed Income Portfolio and Short Term Tax Aware Fixed Income Portfolio were collateralized by cash; for the Quantitative U.S. Large Cap Growth Equity Portfolio, Quantitative U.S. Small Cap Equity Portfolio, Quantitative International Equity Portfolio, Quantitative U.S. Total Market Equity Portfolio and Small Cap Equity Portfolio were collateralized by cash and U.S. Treasuries; all of which have a contractual maturity of overnight and continuous.
174

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Continued)
7.  Line of Credit
Effective November 5, 2020, the Fund and The Glenmede Portfolios, acting on behalf of their respective Portfolios, entered into unsecured committed and uncommitted lines of credit, each not to exceed $50 million, with State Street, to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The lines of credit were renewed on November 4, 2021 and will expire on November 3, 2022, if not renewed. Borrowings under the lines of credit bear interest rates determined at the time of such borrowings, if any, are accrued daily and based upon an annualized spread ratio comprised of the overnight federal funds effective rate plus 1.35%. Interest charged under this facility during the six months ended April 30, 2022 is identified as Interest expense on the accompanying Statements of Operations.
The average loans for the days outstanding and average interest rate for the Portfolios during the six months ended April 30, 2022, were as follows:
	Amount Outstanding at April 30, 2022	Average Borrowings*	Days Outstanding*	Average Rate	Maximum Borrowings*
Quantitative U.S. Large Cap Core Equity Portfolio	$—	$ 4,550,000	10	1.45%	$11,500,000
Quantitative U.S. Large Cap Growth Equity Portfolio	—	29,500,000	5	1.44	71,000,000
Quantitative International Equity Portfolio	—	839,286	28	1.50	1,500,000
Women in Leadership U.S. Equity Portfolio	—	1,000,000	1	1.44	1,000,000
Quantitative U.S. Long/Short Equity Portfolio	—	1,900,000	5	1.44	2,000,000
Strategic Equity Portfolio	—	1,166,667	6	1.44	1,500,000
Small Cap Equity Portfolio	—	6,000,000	2	1.44	9,500,000
Global Secured Options Portfolio	—	3,000,000	2	1.69	4,000,000
High Yield Municipal Portfolio	—	500,000	3	1.44	500,000
* For the six months ended April 30, 2022, based on the number of days borrowings were outstanding. Days Oustanding represents the total number of days during the period where there was an end of day open loan balance for a Portfolio.
8.  Recently Issued Accounting Pronouncements
In March 2017, the FASB issued ASU 2017-08 (“ASU 2017-08”), Receivables -- Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities, which amends the amortization period for certain purchased callable debt securities. Under ASU 2017-08, the premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices are amortized to the earliest call date and is effective for fiscal years, and their interim periods, beginning after December 15, 2018. Management has adopted the requirements, and the impact, if any, is reflected within the Fund’s financial statements. In October 2020, ASU 2017-08 was amended by Accounting Standards Update 2020-08, Codification Improvements to Subtopic 310-20, Receivables—Nonrefundable Fees and Other Costs (“ASU 2020-08”). ASU 2020-08 requires entities to reevaluate whether callable debt securities fall within the scope of ASU 2017-08 at each reporting period. ASU 2020-08 also amends the relevant guidance to require premiums to be amortized to the “next call date” rather than the “earliest call date,” and further clarifies the definition of “next call date.” ASU 2020-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020. Early adoption of ASU 2020-08 is not permitted. Management is currently evaluating the impact of applying ASU 2020-08.
In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 will impose limits on the amount of derivatives a fund could enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. While the new rule became effective February 19, 2021, funds will not be required to fully comply with the new rule until August 19, 2022. It is not currently clear what impact, if any, the new rule will have on the availability, liquidity or performance of derivatives. When fully implemented, the new rule may require changes in how a Portfolio will use derivatives, may adversely affect a Portfolio’s performance and may increase costs related to a Portfolio’s use of derivatives.
In January 2021, the FASB issued Accounting Standards Update 2021-01 -- Reference Rate Reform (Topic 848) -- Scope (“ASU 2021-01”) as an update to Accounting Standards Update 2020-04 -- Reference Rate Reform (Topic 848) -- Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”) in order to make certain clarifications. ASU 2020-04 and ASU 2021-01 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (“LIBOR”) and other interbank-offered based reference rates. The temporary relief provided by ASU 2020-04 and ASU 2021-01 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management does not believe the impact of adopting ASU 2020-04 and ASU 2021-01 will have a material impact on the financial statements.
175

THE GLENMEDE FUND, INC.

Notes to Financial Statements (Unaudited) — (Concluded)
9.  Subsequent Events
Management has evaluated events and transactions subsequent to April 30, 2022 through the date the financial statements were available to be issued, and has determined that, aside from the change to the sub-advisor, reduction of the investment management fee, and reduction of the shareholder servicing fee for the High Yield Municipal Portfolio discussed in Note 3, above, there were no oher material events that would require recognition or disclosure in the Fund’s financial statements.
176

The Glenmede Portfolios

Statement Of Assets And Liabilities April 30, 2022 — (Unaudited)
Muni Intermediate Portfolio
Assets:
Investments at value[1]	$ 285,348,041
Cash	10,110,596
Receivable for securities sold	5,630,143
Receivable for fund shares sold	640,000
Interest receivable	3,844,673
Prepaid expenses	9,942
Total assets	305,583,395
Liabilities:
Payable for securities purchased	4,961,535
Payable for when-issued securities purchased	9,412,777
Payable for fund shares redeemed	444,962
Payable for Trustees’ fees	9,748
Payable for Shareholder Servicing fees	36,244
Accrued expenses	47,669
Total liabilities	14,912,935
Net Assets	$290,670,460
Net Assets consist of:
Par value ($0.001 of shares outstanding)	$ 28,066
Paid-in capital in excess of par value	305,889,880
Total distributable earnings	(15,247,486)
Total Net Assets	$290,670,460
Shares Outstanding	28,065,805
Net Asset Value Per Share	$ 10.36
[1] Investments at cost	$297,980,944
See Notes to Financial Statements.
177

THE GLENMEDE PORTFOLIOS

Statement Of Operations
For the Six Months Ended April 30, 2022 — (Unaudited)
Muni Intermediate Portfolio
Investment income:
Interest	$ 2,511,691
Total investment income	2,511,691
Expenses:
Administration, transfer agent and custody fees	71,476
Professional fees	28,668
Shareholder report expenses	6,615
Shareholder servicing fees	237,721
Trustees’ fees and expenses	18,913
Registration and filing fees	6,969
Other expenses	20,640
Total expenses	391,002
Net investment income	2,120,689
Realized and unrealized loss:
Net realized loss on:
Investment transactions	(2,967,927)
Net change in unrealized loss of:
Investments	(19,120,122)
Net realized and unrealized loss	(22,088,049)
Net decrease in net assets resulting from operations	$(19,967,360)
See Notes to Financial Statements.
178

The Glenmede Portfolios

Statements Of Changes In Net Assets
For the Six Months Ended April 30, 2022 — (Unaudited)
Muni Intermediate Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$ 2,120,689
Net realized loss on:
Investment transactions	(2,967,927)
Net change in unrealized loss of:
Investments	(19,120,122)
Net increase (decrease) in net assets resulting from operations	(19,967,360)
Distributions from earnings	(4,189,043)
Net increase (decrease) in net assets from capital share transactions (See note 4)	(21,237,053)
Net increase (decrease) in net assets	(45,393,456)
NET ASSETS:
Beginning of period	336,063,916
End of period	$290,670,460

For the Year Ended October 31, 2021
Muni Intermediate Portfolio
Increase (decrease) in net assets
Operations:
Net investment income	$ 4,808,130
Net realized gain on:
Investment transactions	1,993,943
Net change in unrealized loss of:
Investments	(4,768,270)
Net increase in net assets resulting from operations	2,033,803
Distributions from earnings	(8,293,320)
Net increase in net assets from capital share transactions (See note 4)	20,384,358
Net increase in net assets	14,124,841
NET ASSETS:
Beginning of year	321,939,075
End of year	$336,063,916
See Notes to Financial Statements.
179

The Glenmede Portfolios

Financial Highlights
For a share outstanding throughout each year
	Muni Intermediate Portfolio
	For the Period Ended April 30, 2022[1,2]	For The Year Ended October 31,
		2021 [2]	2020 [2]	2019 [2]	2018	2017
Net asset value, beginning of period	$ 11.19	$ 11.41	$ 11.25	$ 10.73	$ 11.01	$ 11.08
Income from investment operations:
Net investment income	0.07	0.16	0.20	0.22	0.20	0.19
Net realized and unrealized gain (loss) on investments	(0.75)	(0.09)	0.21	0.52	(0.28)	(0.04)
Total from investment operations	(0.68)	0.07	0.41	0.74	(0.08)	0.15
Distributions to shareholders from:
Net investment income	(0.08)	(0.17)	(0.21)	(0.22)	(0.20)	(0.18)
Net realized capital gains	(0.07)	(0.12)	(0.04)	—	—	(0.04)
Total distributions	(0.15)	(0.29)	(0.25)	(0.22)	(0.20)	(0.22)
Net asset value, end of period	$ 10.36	$ 11.19	$ 11.41	$ 11.25	$ 10.73	$ 11.01
Total return	(6.21)% [3]	0.60%	3.64%	6.90%	(0.73)%	1.38%
Ratios to average net assets/ Supplemental data:
Net assets, at end of period (in 000s)	$290,670	$336,064	$321,939	$311,319	$289,401	$303,982
Ratio of operating expenses to average net assets	0.25% [4]	0.24%	0.25%	0.24%	0.23%	0.23%
Ratio of net investment income to average net assets	1.34% [4]	1.45%	1.80%	1.94%	1.86%	1.70%
Portfolio turnover rate	20% [3]	31%	35%	34%	31%	19%

[1]	Unaudited.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Not annualized.
[4]	Annualized.
See Notes to Financial Statements.
180

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
April 30, 2022 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — 98.2%
	Alabama — 0.9%
$1,500,000	Black Belt Energy Gas District, AL, Revenue Bonds, Project No.4, Series A, 4.000% due 12/1/49[1]	$ 1,521,583
1,000,000	Southeast Energy Authority A Cooperative District, AL, Revenue Bonds, Project No.1, Series A, 4.000% due 11/1/51[1]	1,015,650
		2,537,233
	Arizona — 0.7%
2,015,000	Yuma, AZ, Municipal Property Corp., Road & Excise Tax, Revenue Bonds, Refunding, 5.000% due 7/1/26	2,162,309
	California — 8.6%
1,000,000	Bay Area Toll Authority, CA, Revenue Bonds, Series D, (SIFMA MUNI SWAP INDEX+0.3%), 0.740% due 4/1/56[2]	975,673
1,500,000	California State, Department of Water Resources, Revenue Bonds, Refunding, Series AX, 5.000% due 12/1/31	1,671,477
2,000,000	California State, General Obligation Unlimited, Refunding, 4.000% due 9/1/31	2,092,518
1,420,000	California State, General Obligation Unlimited, Refunding, (AGMC Insured), 5.250% due 8/1/32	1,682,518
1,750,000	City and County of San Francisco, CA, General Obligation Unlimited, Refunding, Series R, 5.000% due 6/15/28[3]	1,985,256
1,500,000	City of Los Angeles, CA, Department of Airports, Revenue Bonds, Refunding, 5.000% due 5/15/31	1,724,688
1,675,000	City of Los Angeles, CA, Department of Airports, Revenue Bonds, Refunding, Series B, 5.000% due 5/15/27	1,849,425
1,560,000	City of Los Angeles, CA, Department of Water and Power System, Revenue Bonds, Refunding, Series B, 5.000% due 7/1/28	1,763,690
2,820,000	Los Angeles County, CA, Metropolitan Transportation Authority, Sales Tax Revenue, Revenue Bonds, Refunding, Series A, 4.000% due 7/1/31	2,888,575
1,000,000	Los Angeles County, CA, Public Works Financing Authority, Revenue Bonds, Refunding, Series A, 5.000% due 12/1/32	1,146,777
1,510,000	Metropolitan Water District of Southern California, General Obligation Unlimited, Refunding, Series A, 5.000% due 3/1/33	1,735,079
1,835,000	San Diego, CA, Unified School District, General Obligation Unlimited, Refunding, Series R, 5.000% due 7/1/29	2,003,011
1,500,000	Santa Ana, CA, Unified School District, General Obligation Unlimited, Refunding, 5.000% due 8/1/30	1,687,961
1,500,000	The Regents of The University of California Medical Centre Pooled, Revenue Bonds, Series 2022 P, 5.000% due 5/15/34[3]	1,712,072
		24,918,720
	Colorado — 1.1%
1,640,000	Colorado State, Housing and Finance Authority, Revenue Bonds, Series B, 3.750% due 5/1/50	1,659,986
1,425,000	E-470 Public Highway Authority, CO, Revenue Bonds, Refunding, Series A, 5.000% due 9/1/28	1,588,572
		3,248,558
	Connecticut — 1.8%
2,000,000	Connecticut State, General Obligation Unlimited, Series C, 4.000% due 6/1/28	2,128,474
1,640,000	Connecticut State, Housing Finance Authority, Housing Finance Mortgage Program, Revenue Bonds, Refunding, Series F-1, 3.500% due 11/15/43	1,647,962
1,250,000	Connecticut State, Special Tax Obligation Bonds, Revenue Bonds, Series A, 5.000% due 5/1/32	1,412,852
		5,189,288
See Notes to Financial Statements.
181

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2022 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Delaware — 1.5%
$1,000,000	Delaware River and Bay Authority, DE, Consisting, Revenue Bonds, Refunding, Series C, 5.000% due 1/1/27	$ 1,041,334
535,000	Delaware River and Bay Authority, DE, Revenue Bonds, Refunding, 5.000% due 1/1/31[3]	604,682
2,640,000	Delaware State, General Obligation Unlimited, Series B, 5.000% due 7/1/24	2,791,184
		4,437,200
	District Of Columbia — 3.0%
1,550,000	District of Columbia, General Obligation Unlimited, Series A, 5.000% due 6/1/32	1,649,742
2,700,000	District of Columbia, General Obligation Unlimited, Series D, 5.000% due 6/1/25	2,900,174
1,320,000	District of Columbia, Water and Sewer Authority, Revenue Bonds, Refunding, Series A, 5.000% due 10/1/31	1,427,990
	Metropolitan Washington, DC, Airports Authority System, Revenue Bonds, Refunding, Series B:
1,000,000	5.000% due 10/1/23	1,036,609
1,570,000	5.000% due 10/1/28	1,764,633
		8,779,148
	Florida — 10.2%
1,500,000	Brevard County School District, FL, Certificate Participation, Refunding, Series B, 5.000% due 7/1/29	1,574,863
1,000,000	Central Florida, Expressway Authority, Revenue Bonds, (AGMC Insured), 5.000% due 7/1/30	1,145,816
2,820,000	Central Florida, Expressway Authority, Revenue Bonds, Refunding, Series B, 5.000% due 7/1/28	3,074,711
2,750,000	City of Lakeland, FL, Department of Electric Utilities, Revenue Bonds, Refunding, 5.000% due 10/1/25	2,980,299
2,610,000	County of Miami-Dade, FL, Water and Sewer System Revenue, Revenue Bonds, Refunding, Series B, 4.000% due 10/1/35	2,697,219
2,880,000	County of Miami-Dade, FL, Water and Sewer System Revenue, Revenue Bonds, Series B, Prerefunded 10/01/23 @100, 5.250% due 10/1/29	3,003,965
	Florida State, Municipal Power Agency, Revenue Bonds, Refunding, Series A:
2,500,000	5.000% due 10/1/27	2,770,388
1,340,000	5.000% due 10/1/28	1,467,690
1,130,000	JEA Electric System Revenue, FL, Revenue Bonds, Series A, Prerefunded 10/01/23 @100, 5.000% due 10/1/27	1,173,931
3,000,000	Lee County, FL, School Board, Certificate Participation, Series A, 5.000% due 8/1/28	3,379,228
2,025,000	Orlando - Orange County, FL, Expressway Authority, Revenue Bonds, Prerefunded 7/01/22 @100, 5.000% due 7/1/23	2,037,071
1,000,000	Orlando, FL, Utilities Commission, Revenue Bonds, Series B, 1.250% due 10/1/46[1]	858,306
2,000,000	Pasco County, FL, School Board, Certificate Participation, Series C, (AGMC Insured), 5.000% due 8/1/33	2,285,278
1,025,000	School District of Broward County, FL, Certificate Participation, Refunding, Series A, 5.000% due 7/1/27	1,111,691
		29,560,456
	Georgia — 0.5%
1,250,000	City of Atlanta, GA, Department of Aviation, Revenue Bonds, Series A, 5.000% due 7/1/28	1,395,160
	Illinois — 4.9%
2,000,000	Chicago, IL, O’Hare International Airport, Revenue Bonds, Refunding, Series B, 5.000% due 1/1/32	2,092,369
See Notes to Financial Statements.
182

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Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2022 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Illinois — (Continued)
	County of Cook, IL, General Obligation Unlimited, Refunding, Series A:
$1,000,000	5.000% due 11/15/25	$ 1,073,804
1,360,000	5.000% due 11/15/26	1,481,058
1,000,000	Illinois State, Municipal Electric Agency, Revenue Bonds, Series A, 4.000% due 2/1/33	1,014,571
3,500,000	Illinois State, Toll Highway Authority, Revenue Bonds, Refunding, 5.000% due 1/1/28	3,896,508
2,000,000	McHenry County, IL, Conservation District, General Obligation Unlimited, Refunding, 5.000% due 2/1/25	2,130,609
2,250,000	Metropolitan, Greater Chicago, IL, Water Reclamation District, General Obligation Limited, Refunding, Series C, 5.000% due 12/1/29	2,557,496
		14,246,415
	Indiana — 0.4%
1,025,000	Indiana State, Municipal Power Agency, Revenue Bonds, Refunding, Series A, 5.000% due 1/1/27	1,088,236
	Iowa — 0.9%
2,500,000	PEFA Inc, IA, Gas Project, Revenue Bonds, 5.000% due 9/1/49[1]	2,638,229
	Kansas — 1.5%
1,190,000	Kansas State, Department of Transportation, Revenue Bonds, Series C, 5.000% due 9/1/23	1,201,678
	Wyandotte County-Kansas City, KS, Unified Government, General Obligation Unlimited, Series A, (AGMC Insured):
1,000,000	4.000% due 8/1/24	1,033,746
2,120,000	4.000% due 8/1/25	2,213,766
		4,449,190
	Kentucky — 1.8%
2,315,000	Jefferson County, KY, School District Finance Corp. School Building, Revenue Bonds, Series A, 4.000% due 6/1/29	2,463,363
1,000,000	Kentucky State, Property & Building Commission, Revenue Bonds, Project No. 119, (BAM Insured), 5.000% due 5/1/33	1,100,583
1,500,000	Kentucky State, Property & Building Commission, Revenue Bonds, Project No. 124, Series A, (AGMC Insured), 5.000% due 11/1/27	1,672,111
		5,236,057
	Maryland — 2.3%
1,000,000	Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, Series B, 5.000% due 4/15/32	1,117,783
2,000,000	Maryland State, General Obligation Unlimited, Series A, 5.000% due 3/15/30	2,250,460
2,000,000	Maryland State, General Obligation Unlimited, Series B, 5.000% due 8/1/24	2,117,655
1,240,000	Montgomery County, MD, General Obligation Unlimited, Consolidated Public Improvement, Refunding, Series D, 4.000% due 11/1/28	1,324,864
		6,810,762
	Massachusetts — 1.4%
2,850,000	Commonwealth of Massachusetts, General Obligation Limited, Series C, 5.000% due 5/1/30	2,918,526
1,100,000	Commonwealth of Massachusetts, General Obligation Limited, Series E, 5.000% due 9/1/32	1,232,305
		4,150,831
See Notes to Financial Statements.
183

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Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2022 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Michigan — 4.6%
$1,045,000	Brighton Area School Districtmi, MI, General Obligation Unlimited, Refunding, Series A, (QSBLF Insured), 5.000% due 5/1/28	$ 1,177,998
1,015,000	Byron Center, MI, Public Schools, General Obligation Unlimited, Refunding, (QSBLF Insured), 5.000% due 5/1/24	1,066,986
4,000,000	Detroit, MI, City School District, General Obligation Unlimited, Refunding, Series A, (QSBLF Insured), 5.000% due 5/1/26	4,000,000
2,275,000	Michigan State, Finance Authority Revenue, Revenue Bonds, Refunding, 5.500% due 12/1/26	2,450,526
1,500,000	Michigan State, Finance Authority, Hospital Revenue Refunding Bonds, Series 2022 A, 5.000% due 4/15/28[3]	1,664,824
1,000,000	Michigan State, Finance Authority, Revenue Bonds, Series 2019B, 3.500% due 11/15/44[1]	1,009,029
1,880,000	Michigan State, Housing Development Authority, Revenue Bonds, AMT, Series B, 3.500% due 6/1/47	1,890,930
		13,260,293
	Minnesota — 0.8%
2,260,000	Minnesota State, Housing Finance Agency, Revenue Bonds, Refunding, Series E, (GNMA / FNMA / FHLMC Insured), 4.000% due 1/1/47	2,298,765
	Missouri — 1.5%
2,000,000	City of Kansas, MO, Sanitary Sewer System, Revenue Bonds, Refunding, Series A, 5.000% due 1/1/27	2,127,105
2,105,000	Missouri State Housing Development Commission Single Family Mortgage, Revenue Bonds, Series A, (GNMA / FNMA / FHLMC Insured), 3.500% due 11/1/50	2,115,317
		4,242,422
	Nevada — 2.2%
2,000,000	Clark County, NV, General Obligation Limited, Refunding, Series A, 5.000% due 11/1/29	2,172,996
1,000,000	Clark County, NV, School District, General Obligation Limited, Building and Refunding Bonds, Series A, 5.000% due 6/15/26	1,087,068
1,000,000	Clark County, NV, School District, General Obligation Limited, Building and Refunding Bonds, Series C, 5.000% due 6/15/26	1,087,068
2,000,000	Las Vegas Valley Water District, NV, General Obligation Limited, Refunding, Series C, 4.000% due 6/1/33	2,155,187
15,000	State of Nevada, General Obligation Limited, Refunding, Series H1, 5.000% due 6/1/24	15,446
		6,517,765
	New Jersey — 1.7%
2,000,000	New Jersey Economic Development Authority, Revenue Bonds, Series-AAA, 5.500% due 6/15/31	2,257,890
1,375,000	New Jersey Turnpike Authority, Revenue Bonds, Series A, 5.000% due 1/1/27	1,510,853
1,000,000	New Jersey Turnpike Authority, Revenue Bonds, Series E, 5.000% due 1/1/32	1,053,510
		4,822,253
	New Mexico — 0.7%
1,010,000	New Mexico State, Mortgage Finance Authority, Revenue Bonds, Series A, (GNMA / FNMA / FHLMC Insured), 3.500% due 1/1/51	1,014,934
See Notes to Financial Statements.
184

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Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2022 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	New Mexico — (Continued)
$ 905,000	New Mexico State, Mortgage Finance Authority, Revenue Bonds, Series F, (GNMA / FNMA / FHLMC Insured), 3.500% due 7/1/50	$ 909,411
		1,924,345
	New York — 7.4%
1,000,000	Metropolitan Transportation Aurthority, NY, Revenue Bonds, (AGMC Insured), (SOFR*0.67+0.55%), 0.738% due 11/1/32[2]	999,256
1,250,000	New York City, NY, General Obligation Unlimited, Fiscal 2008 Series J, 5.000% due 8/1/28	1,400,401
1,865,000	New York City, NY, General Obligation Unlimited, REMK Series L, 5.000% due 4/1/33	2,121,401
1,000,000	New York City, NY, General Obligation Unlimited, Series C, 5.000% due 8/1/23	1,035,608
1,000,000	New York City, NY, Municipal Water Finanace Authority, Water and Sewer System, Revenue Bonds, Series BB-2, 5.000% due 6/15/27	1,079,967
1,465,000	New York City, NY, Transitional Finance Authority Building Aid Revenue, Revenue Bonds, Series S-1, (State Aid Withholding), 5.000% due 7/15/31	1,567,428
1,650,000	New York City, NY, Transitional Finance Authority, Future Tax Secured Revenue, Revenue Bonds, Refunding, Series C, 5.000% due 11/1/26	1,815,602
2,275,000	New York City, NY, Transitional Finance Authority, Future Tax Secured Revenue, Revenue Bonds, Subseries E-1, 5.000% due 2/1/30	2,454,137
2,440,000	New York State, Dormitory Authority, Personal Income Tax, Revenue Bonds, Refunding, Series E, 4.000% due 3/15/28	2,538,596
	New York State, Thruway Authority, Highway Revenue Tolls, Revenue Bonds, Refunding, Series K:
1,000,000	5.000% due 1/1/31	1,054,035
1,200,000	5.000% due 1/1/32	1,264,527
1,700,000	Port Authority of New York and New Jersey, Revenue Bonds, Refunding, 5.000% due 11/15/33	1,864,884
	Triborough Bridge and Tunnel Authority, NY, Revenue Bonds, Series C:
1,070,000	4.000% due 11/15/27	1,141,616
1,000,000	5.000% due 11/15/29	1,102,158
		21,439,616
	North Carolina — 0.6%
1,220,000	Duplin County, NC, Limited Obligation, Revenue Bonds, 5.000% due 4/1/23	1,250,750
600,000	New Hanover County, NC, Hospital Revenue, Revenue Bonds, Refunding, Escrowed to Maurity, 5.000% due 10/1/23	622,901
		1,873,651
	Ohio — 5.5%
1,180,000	City of Akron, OH, Income Tax Revenue, Revenue Bonds, 4.000% due 12/1/27	1,253,053
500,000	Miami, OH, University of Ohio, Revenue Bonds, Refunding, Series A, 5.000% due 9/1/30[3]	574,325
3,250,000	Ohio State, General Obligation Unlimited, Series A, 5.000% due 6/15/28	3,329,180
1,010,000	Ohio State, Hospital Refunding Revenue Bonds, Cleveland Clinic Health System, Refunding, Series A, 5.000% due 1/1/27	1,111,650
1,000,000	Ohio State, Hospital Refunding, Revenue Bonds, 5.000% due 1/1/28	1,115,505
1,670,000	Ohio State, Hospital Revenue Bonds, Series A, 5.000% due 1/15/24	1,700,065
See Notes to Financial Statements.
185

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2022 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Ohio — (Continued)
$1,910,000	Ohio State, Housing Finance Agency Residential Mortgage, Revenue Bonds, Series D, (GNMA / FNMA / FHLMC Insured), 4.000% due 3/1/48	$ 1,941,637
1,000,000	Ohio State, Mental Health Facilities, Revenue Bonds, 5.000% due 6/1/26	1,094,477
1,265,000	Ohio State, The University, Revenue Bonds, 5.000% due 12/1/25	1,371,962
2,245,000	Ohio State, Water Development Authority Water Pollution Control Loan Fund, Revenue Bonds, Series A, 5.000% due 6/1/30	2,490,391
		15,982,245
	Oklahoma — 0.7%
2,000,000	Grand River, OK, Dam Authority, Revenue Bonds, Refunding, Series A, 5.000% due 6/1/24	2,105,489
	Oregon — 1.5%
2,975,000	City of Portland, OR, Sewer System Revenue, Revenue Bonds, Series A, 4.500% due 5/1/30	3,178,692
1,000,000	Oregon State, General Obligation Unlimited, Article XI-Q State Project, Series K, 5.000% due 11/1/30	1,166,874
		4,345,566
	Pennsylvania — 6.3%
1,000,000	Allegheny, PA, Sanitary Authority, Revenue Bonds, Refunding, (BAM Insured), 5.000% due 12/1/30	1,076,027
1,950,000	City of Philadelphia, PA, Airport Revenue, Revenue Bonds, Refunding, Series A, 5.000% due 7/1/28	2,163,682
1,000,000	City of Philadelphia, PA, General Obligation Unlimited, Series A, 5.000% due 8/1/26	1,092,256
1,000,000	City of Philadelphia, PA, General Obligation Unlimited, Series B, 5.000% due 2/1/28	1,113,317
	Commonwealth of Pennsylvania, General Obligation Unlimited, Series 2:
1,500,000	5.000% due 9/15/25	1,622,607
2,000,000	5.000% due 9/15/28	2,181,195
2,500,000	Cumberland County, PA, Municipal Authority, Revenue Bonds, 5.000% due 11/1/31	2,774,884
2,500,000	Pennsbury Country, PA, School District, General Obligation Limited, Refunding (State Aid Withholding), 4.000% due 8/1/25[3]	2,593,886
1,555,000	Pennsylvania State, Housing Finance Agency Single Family Mortgage Revenue, Revenue Bonds, Series 2019-131A, 3.500% due 4/1/49	1,564,246
2,185,000	Pennsylvania State, Public School Building Authority, Revenue Bonds, Escrowed to Maurity, 5.000% due 5/1/23	2,247,995
		18,430,095
	Rhode Island — 0.4%
1,020,000	Rhode Island Health and Educational Building Corp., Public School Revenue, Revenue Bonds, Refunding, Series A, (Municipal Government Guaranteed), 5.000% due 5/15/22	1,021,193
	South Carolina — 1.1%
1,500,000	South Carolina State, Public Service Authority, Revenue Bonds, Refunding, Series A(Power), 4.000% due 12/1/33	1,547,207
350,000	South Carolina State, Public Service Authority, Revenue Bonds, Series A(Utilities), 5.000% due 12/1/27	388,293
1,000,000	South Carolina State, Public Service Authority, Revenue Bonds, Series B, 5.000% due 12/1/27	1,109,407
		3,044,907
See Notes to Financial Statements.
186

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2022 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Texas — 13.4%
$1,065,000	Alamo, TX, Community College District, General Obligation Limited, Refunding, 5.000% due 2/15/24	$ 1,115,822
3,500,000	Board of Regents of the University of Texas System, TX, Revenue Bonds, Series D, 5.000% due 8/15/25	3,772,771
2,000,000	City of Dallas and Fort Worth, TX, International Airport Joint Revenue, Revenue Bonds, Refunding, Series A, 5.000% due 11/1/31	2,265,905
3,000,000	Dallas Area Rapid Transit, TX, Sales Tax Revenue, Revenue Bonds, Refunding, 5.000% due 12/1/25	3,252,593
	Harris County, TX, Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding, Children’s Hospital Project:
1,850,000	5.000% due 10/1/26	1,992,338
1,000,000	5.000% due 10/1/27	1,072,543
3,000,000	Harris County, TX, Flood Control District, Revenue Bonds, Refunding, Series A, 5.000% due 10/1/28	3,340,390
3,000,000	Harris County, TX, Revenue Bonds, Refunding, Series A, 5.000% due 8/15/25	3,238,725
1,300,000	Harris County, TX, Revenue Bonds, Series A, 5.000% due 8/15/24	1,375,296
1,000,000	Lower Colorado River Authority, TX, Revenue Bonds, (AGMC Insured), 5.000% due 5/15/27	1,106,611
1,125,000	Lower Colorado River Authority, TX, Revenue Bonds, Refunding, 5.000% due 5/15/25	1,199,845
2,500,000	North Texas, Municipal Water District, Revenue Bonds, Series 2021A, 4.000% due 9/1/23	2,562,489
1,000,000	North Texas, Tollway Authority, Revenue Bonds, Refunding, 5.000% due 1/1/32	1,095,482
4,000,000	North Texas, Tollway Authority, Revenue Bonds, Refunding, Series A, 5.000% due 1/1/30	4,206,690
2,550,000	Texas State, General Obligation Unlimited, Series A, 5.000% due 10/1/26	2,810,851
1,375,000	Texas State, General Obligation Unlimited, Series B, 4.000% due 8/1/29	1,428,415
3,090,000	Waco, TX, Independent School District, General Obligation Unlimited, Refunding, (PSF Guaranteed), 5.000% due 8/15/23	3,204,123
		39,040,889
	Washington — 6.2%
1,000,000	Central Puget Sound Regional Transit Authority, WA, Revenue Bonds, Refunding, Series S-1, 5.000% due 11/1/30	1,164,407
3,695,000	City of Seattle, WA, Municipal Light and Power Revenue, Revenue Bonds, Refunding, 4.000% due 9/1/30	3,799,156
1,250,000	Energy Northwest, WA, Revenue Bonds, Series A, 5.000% due 7/1/28	1,365,996
1,205,000	Grays Harbor County, WA, Public Utility District No. 1, Revenue Bonds, Refunding, Series A, 5.000% due 1/1/27	1,276,149
3,600,000	King County, WA, Bellevue School District No. 405, General Obligation Unlimited, (School Bond Guaranty), 5.000% due 12/1/25	3,752,687
2,000,000	Port of Seattle, WA, Revenue Bonds, Refunding, 5.000% due 6/1/33	2,282,049
1,000,000	Spokane County, WA, School District No. 356 Central Valley, General Obligation Unlimited, (School Bond Guaranty), 4.000% due 12/1/32	1,060,317
3,000,000	Washington State, General Obligation Unlimited, Series D, 5.000% due 2/1/26	3,262,978
		17,963,739
See Notes to Financial Statements.
187

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
April 30, 2022 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Wisconsin — 1.2%
$2,100,000	Wisconsin State, Department of Transportation, Revenue Bonds, Refunding, Series 2, 5.000% due 7/1/29	$ 2,333,371
1,000,000	Wisconsin State, Revenue Bonds, Series A, 5.000% due 5/1/28	1,111,442
		3,444,813
	Wyoming — 0.9%
2,695,000	Wyoming State, Community Development Authority, Housing Revenue, Revenue Bonds, Refunding, Series 3, 4.000% due 6/1/43	2,742,203
	TOTAL MUNICIPAL BONDS (Cost $297,980,944)	285,348,041
TOTAL INVESTMENTS (Cost $297,980,944)	98.2%	$285,348,041
OTHER ASSETS IN EXCESS OF LIABILITIES	1.8	5,322,419
NET ASSETS	100.0%	$290,670,460

*	Percentages indicated are based on net assets.
[1]	Variable/Floating interest rate security. Certain variable/floating interest rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. Rate presented is as of April 30, 2022.
[2]	Floating Rate Bond. Rate shown is as of April 30, 2022.
[3]	When-issued security.

Abbreviations:
AGMC — Assured Guaranty Municipal Corporation
AMT — Alternative Minimum Tax
BAM — Build America Mutual
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
PSF — Permanent School Fund
QSBLF — Michigan Qualified School Bond Loan Fund
SIFMA — Securities Industry and Financial Markets Association
See Notes to Financial Statements.
188

THE GLENMEDE PORTFOLIOS

Muni Intermediate Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
April 30, 2022 - (Unaudited)
STATE DIVERSIFICATION
On April 30, 2022, State Diversification of the Portfolio was as follows:
	% of Net Assets	Value
STATE:
Texas	13.4%	$ 39,040,889
Florida	10.2	29,560,456
California	8.6	24,918,720
New York	7.4	21,439,616
Pennsylvania	6.3	18,430,095
Washington	6.2	17,963,739
Ohio	5.5	15,982,245
Illinois	4.9	14,246,415
Michigan	4.6	13,260,293
District of Columbia	3.0	8,779,148
Maryland	2.3	6,810,762
Nevada	2.2	6,517,765
Kentucky	1.8	5,236,057
Connecticut	1.8	5,189,288
New Jersey	1.7	4,822,253
Kansas	1.5	4,449,190
Delaware	1.5	4,437,200
Oregon	1.5	4,345,566
Missouri	1.5	4,242,422
Massachusetts	1.4	4,150,831
Wisconsin	1.2	3,444,813
Colorado	1.1	3,248,558
South Carolina	1.1	3,044,907
Wyoming	0.9	2,742,203
Iowa	0.9	2,638,229
Alabama	0.9	2,537,233
Minnesota	0.8	2,298,765
Arizona	0.7	2,162,309
Oklahoma	0.7	2,105,489
New Mexico	0.7	1,924,345
North Carolina	0.6	1,873,651
Georgia	0.5	1,395,160
Indiana	0.4	1,088,236
Rhode Island	0.4	1,021,193
TOTAL MUNICIPAL BONDS	98.2%	$285,348,041
TOTAL INVESTMENTS	98.2%	$285,348,041
See Notes to Financial Statements.
189

The Glenmede Portfolios

Notes to Financial Statements (Unaudited)
1.  Organization and Significant Accounting Policies
The Glenmede Portfolios (the “Fund”) is an investment company that was organized as a Massachusetts business trust on March 3, 1992, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of April 30, 2022, the Fund offered shares of one sub-trust, the Muni Intermediate Portfolio (the “Portfolio”). The Portfolio is classified as diversified.
The Fund is an investment company and follows accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification ("ASC") Topic 946 (“ASC 946”). The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S.”) including, but not limited to ASC 946, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates, and the differences could be material. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.
Valuation of Securities:  Municipal obligations for which market quotations are readily available are valued at the most recent quoted bid price provided by investment dealers, provided that municipal obligations may be valued on the basis of prices provided by a pricing service when such prices are determined by the investment advisor to reflect the fair market value of such municipal obligations. These valuations are typically categorized as Level 2 in the fair value hierarchy described below. When market quotations are not readily available or events occur that make established valuation methods unreliable, municipal obligations are valued in a manner which is intended to reflect their fair value as determined in accordance with procedures approved by the Board of Trustees of the Fund (the “Board”) and are typically categorized as Level 3 in the fair value hierarchy. The fair value of securities is generally determined as the amount that the Portfolio could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount. Debt obligations with maturities of 60 days or less at the time of purchase are valued on the basis of amortized cost and are typically categorized as Level 2 in the fair value hierarchy.
FASB ASC Topic 820, “Fair Value Measurements” defines fair value, establishes a three-level hierarchy for measuring fair value and expands disclosure about fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the Portfolio’s investments. Inputs refer broadly to the assumptions that market participants would use in pricing a security. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. These inputs are summarized in the three levels listed below:
Level 1 — quoted prices in active markets for identical investments;
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk and others) or valuations based on quoted prices in markets that are not active; and
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
Changes in valuation techniques may result in changing an investment’s assigned level within the hierarchy.
The Muni Intermediate Portfolio had all long-term investments, with corresponding states at Level 2 at April 30, 2022.
COVID-19:  In early 2020, an outbreak of a novel strain of coronavirus ("COVID-19") emerged globally. This coronavirus has resulted in, among other things, closing international borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general public concern and uncertainty. The impact of this outbreak and its variants has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Although vaccines for COVID-19 have become more widely available, it is unknown how long circumstances related to the pandemic will persist, whether they will reoccur in the future, whether efforts to support the economy and financial markets will be successful, and what additional implications may follow from the pandemic. The impact of these events and other epidemics or pandemics in the future could adversely affect the Portfolio’s performance, the performance of the securities in which the Portfolio invests and may lead to losses on your investment in the Fund’s Portfolio.
Municipal Securities:  The value of, payment of interest on, repayment of principal for, and the ability to sell a municipal security may be affected by constitutional amendments, legislation, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located. A credit rating downgrade,
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bond default, or bankruptcy involving an issuer within a particular state or territory could affect the market values and marketability of some or all of the municipal obligations of that state or territory.
Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Portfolio’s investments in municipal securities.
There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
Shareholders should consult the Portfolio’s prospectus for a complete listing of risks associated with the Portfolio.
Securities Transactions and Investment Income:  Securities transactions are recorded as of the trade date. Realized gains and losses on investments sold are computed on the basis of identified cost. Interest income is recorded on the accrual basis and includes, when appropriate, amortization of premiums and accretion of discounts.
Securities purchased or sold on a when-issued or delayed-delivery basis may be settled after a period longer than the regular settlement time of trade date plus three business days. Interest income is accrued based on the terms of the security on settlement date. The Portfolio segregates assets with a current value at least equal to the amount of its when-issued purchase commitments. When-issued purchase commitments involve a risk of loss if the value of the security to be purchased declines prior to settlement date, or if the counterparty does not perform under the contract.
Dividends and Distributions to Shareholders:  Dividends from net investment income, if any, are declared and paid monthly. The Portfolio distributes any net realized capital gains on an annual basis. Additional distributions of net investment income and capital gains for the Portfolio may be made at the discretion of the Board in order to avoid a nondeductible excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended (the “Code”).
Income and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the U.S. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Portfolio, timing differences and differing characterization of distributions made by the Portfolio.
Federal Income Taxes:  The Portfolio intends to continue to qualify as a regulated investment company by complying with the requirements of the Code applicable to regulated investment companies, and by distributing substantially all of its tax-exempt (and taxable, if any) income to its shareholders. Therefore, no federal income tax provision is required. Income distributions and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the U.S.
“ Accounting for Uncertainty in Income Taxes — an interpretation of FASB ASC 740” (“ASC 740”) clarifies the accounting for uncertainty in income taxes recognized in accordance with ASC 740, “Accounting for Income Taxes.” This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The Portfolio’s federal tax returns filed in the 3-year period ended October 31, 2021 remain subject to examination by the Internal Revenue Service. Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.
As of October 31, 2021, the tax year end of the Fund, the components of distributable earnings on a tax basis were as follows:
Portfolio	Undistributed Tax-exempt Income	Undistributed Long-Term Gain	Unrealized Appreciation/ (Depreciation)	Total Distributable Earnings
Muni Intermediate Portfolio	$430,509	$1,991,189	$6,487,219	$8,908,917
For the fiscal year ended October 31, 2021, the Portfolio’s components of distributable earnings on a tax basis were equal to the components of distributable earnings on a book basis. Such reclasses had no effect on net assets.
As of October 31, 2021, the tax characterization of distributions paid during the year was equal to the book characterization of distributions paid for the Portfolio and was as follows:
Portfolio	Tax Exempt	Ordinary Income	Long-Term Gains
Muni Intermediate Portfolio	$4,821,963	$927,838	$2,543,519
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As of April 30, 2022, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value were as follows:
Portfolio	Cost	Appreciation	(Depreciation)	Net
Muni Intermediate Portfolio	$297,980,944	$178,104	$12,811,007	$(12,632,903)
Other:  In the normal course of business, the Portfolio enters into contracts that may include agreements to indemnify another party under given circumstances. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the Portfolio. However, based on experience, the risk of material loss from such claims is considered to be remote.
2.  Investment Advisory Fee, Administration Fee and Other Related Party Transactions
Glenmede Investment Management LP (the “Advisor” or "GIM"), a wholly-owned subsidiary of The Glenmede Trust Company, N.A. (“Glenmede Trust”), serves as investment advisor to the Portfolio, pursuant to an investment management agreement with the Portfolio. Under this agreement, the Advisor manages the Portfolio, subject to the general supervision of the Board.
The Portfolio does not pay a management fee for advisory services. The investors in the Portfolio are the clients of Glenmede Trust or its affiliated companies (“Affiliates”). Glenmede Trust or its Affiliates charge a fee directly to their clients for fiduciary, trust and/or advisory services. The actual annual fees charged vary dependent on a number of factors, including the particular services provided to the client, and are generally 1.25% or less of the clients’ assets under management.
The Portfolio pays Glenmede Trust shareholder servicing fees at the annual rate of 0.15% of the Portfolio’s average daily net assets.
State Street Bank and Trust Company (“State Street”) serves as administrator, transfer agent, dividend-paying agent and custodian with respect to the Portfolio. The Portfolio pays State Street a fee based on the combined aggregate average daily net assets of the Portfolio and The Glenmede Fund, Inc., an affiliated registered investment company, plus transaction charges for certain transactions and out-of-pocket expenses. The fee is computed daily and paid monthly.
Foreside Fund Officer Services, LLC (formerly known as Foreside Compliance Services, LLC) is paid an annual fee plus out-of-pocket expenses for the provision of personnel and services related to the Fund’s compliance program. The Fund’s Chief Compliance Officer is a Director of Foreside Financial Group, LLC.
Quasar Distributors, LLC (“Quasar”) serves as distributor of the Portfolio’s shares. The distributor receives no fees from the Fund in connection with distribution services provided to the Fund. The Advisor pays Quasar’s fees and out-of-pocket expenses for the distribution services it provides to the Portfolio.
The Portfolio pays each Board member an annual fee of $6,000 and out-of-pocket expenses incurred in attending Board meetings.
Expenses for the six months ended April 30, 2022 include legal fees paid to Faegre Drinker Biddle & Reath LLP as legal counsel to the Fund and the independent Trustees. A partner of the law firm is Secretary of the Fund.
3.  Purchases and Sales of Securities
For the six months ended April 30, 2022, the cost of purchases and proceeds from sales of investment securities other than U.S. government securities and short-term securities were:
Portfolio	Purchases	Sales
Muni Intermediate Portfolio	$62,604,996	$73,562,921
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4.  Shares of Beneficial Interest
The Portfolio may issue an unlimited number of shares of beneficial interest with a $.001 par value. Changes in shares of beneficial interest outstanding were as follows:
	Period Ended 04/30/22		Year Ended 10/31/21
	Shares	Amount	Shares	Amount
Muni Intermediate Portfolio
Sold	2,585,715	$ 27,984,155	4,515,164	$ 51,089,006
Issued as reinvestment of dividends	178,658	1,988,335	305,295	3,465,064
Redeemed	(4,723,203)	(51,209,543)	(3,017,818)	(34,169,712)
Net Increase (Decrease)	(1,958,830)	$(21,237,053)	1,802,641	$ 20,384,358
As of April 30, 2022, Glenmede Trust, on behalf of its clients, holds of record and has voting and/or investment authority over substantially all of the Portfolio’s outstanding shares. The Portfolio had no shareholders that beneficially owned 5% of the shares outstanding of the Portfolio as of April 30, 2022.
5.  Line of Credit
Effective November 5, 2020, the Fund and The Glenmede Fund, Inc., acting on behalf of their respective Portfolios, entered into unsecured committed and uncommitted lines of credit, each not to exceed $50 million, with State Street, to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The lines of credit were renewed on November 4, 2021 and will expire on November 3, 2022, if not renewed. Borrowings under the lines of credit bear interest rates determined at the time of such borrowings, if any, are accrued daily and based upon an annualized spread ratio comprised of the overnight federal funds effective rate plus 1.35%. Interest charged under this facility during the six months ended April 30, 2022 is identified as Interest expense on the accompanying Statement of Operations.
The Muni Intermediate Portfolio did not have any borrowings during the six months ended April 30, 2022.
6.  Recently Issued Accounting Pronouncements
In March 2017, the FASB issued ASU 2017-08 (“ASU 2017-08”), Receivables -- Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities, which amends the amortization period for certain purchased callable debt securities. Under ASU 2017-08, the premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices are amortized to the earliest call date and is effective for fiscal years, and their interim periods, beginning after December 15, 2018. Management has adopted the requirements, and the impact, if any, is reflected within the Fund’s financial statements. In October 2020, ASU 2017-08 was amended by Accounting Standards Update 2020-08, Codification Improvements to Subtopic 310-20, Receivables—Nonrefundable Fees and Other Costs (“ASU 2020-08”). ASU 2020-08 requires entities to reevaluate whether callable debt securities fall within the scope of ASU 2017-08 at each reporting period. ASU 2020-08 also amends the relevant guidance to require premiums to be amortized to the “next call date” rather than the “earliest call date,” and further clarifies the definition of “next call date.” ASU 2020-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020. Early adoption of ASU 2020-08 is not permitted. Management is currently evaluating the impact of applying ASU 2020-08.
7.  Subsequent Events
Management has evaluated events and transactions subsequent to April 30, 2022 through the date the financial statements were available to be issued, and has determined that there were no other material events that would require recognition or disclosure in the Fund’s financial statements.
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The Glenmede Portfolios

(Unaudited)
Proxy Voting
A description of the policies and procedures that the Funds’ investment advisor and sub-advisor use to vote proxies relating to the Funds’ portfolio securities is available, without charge, upon request, by calling 1-800-442-8299, and on the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.
Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, upon request, by calling 1-800-442-8299, and on the SEC’s website at http://www.sec.gov.
Quarterly Portfolio Holdings
The Funds file their complete schedule of portfolio holdings of each Portfolio with the SEC for the first and third quarter of each fiscal year as an attachment to Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at http://www.sec.gov. You may also visit the Funds’ website at www.glenmedeim.com or call 1-800-442-8299 for this and other information about the Funds.
Board of Directors’ Consideration of Investment Sub-Advisory Agreement
At a meeting held on March 9, 2022 (the “Meeting”), the Board of Directors (the “Board” or “Directors”) of The Glenmede Fund, Inc. (the “Fund”), including all of the Directors who are not interested persons under the Investment Company Act of 1940, as amended (the “Independent Directors”), discussed and unanimously approved the appointment of AllianceBernstein L.P. (“AllianceBernstein”) as the sub-advisor to the High Yield Municipal Portfolio (the “Portfolio”) pursuant to a sub-investment advisory agreement among the Fund, Glenmede Investment Management LP (“GIM”) and AllianceBernstein with respect to the Portfolio (the “AllianceBernstein Agreement”). Pursuant to relief granted by the SEC in light of the COVID-19 pandemic (the “Order”) and a determination by the Board that reliance on the Order was appropriate due to circumstances related to the current or potential effects of COVID-19, the Meeting was held by video- and telephone-conference.
AllianceBernstein had been sent a letter on behalf of the Directors requesting information from AllianceBernstein in connection with the proposed AllianceBernstein Agreement. AllianceBernstein had responded to the information request and provided memoranda and related materials and information for consideration by the Directors, which were provided to the Board in advance of the Meeting (the “15(c) Materials”). Representatives of AllianceBernstein and GIM also participated in the Meeting and discussed with the Board the proposed sub-investment advisory arrangement with AllianceBernstein. The full Board, and separately the Independent Directors, also discussed the AllianceBernstein Agreement in executive sessions of the Meeting with independent legal counsel at which no representatives of GIM or AllianceBernstein were present. In considering the approval of the AllianceBernstein Agreement, the Board reviewed and considered the 15(c) Materials and related discussions with AllianceBernstein and GIM during the Meeting, which included, among other things, the nature, extent and quality of the proposed investment management services to be provided to the Portfolio, the experience and qualifications of the personnel at AllianceBernstein who would provide those services, its investment philosophy and process, assets under management and client descriptions, its organizational structure, financial information, insurance coverage and Form ADV, its trade allocation process, compliance processes and procedures, the proposed sub-investment advisory fee and the fee arrangements with AllianceBernstein’s similarly managed accounts and mutual fund, its estimated profitability relating to the services it would provide to the Portfolio and the extent to which economies of scale are relevant. Among other items, the Board discussed a memorandum prepared by independent legal counsel regarding the responsibilities of the Board in considering the approval of the AllianceBernstein Agreement. In addition, GIM discussed that it would obtain a written shareholder consent from The Glenmede Trust Company, N.A. (“Glenmede Trust”) as the record holder of a majority of the Portfolio’s shares in order to approve the AllianceBernstein Agreement. The Independent Directors considered that all of the Portfolio’s shareholders are clients of Glenmede Trust, and that Glenmede Trust wholly-owns GIM. The Independent Directors also considered that Glenmede Trust holds voting authority over a majority of these clients’ accounts. The material factors and conclusions that formed the basis for the Board’s approval are discussed below. The conclusions reached by the Directors were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Director may have afforded different weight to the various factors in reaching his or her conclusions with respect to the approval of the AllianceBernstein Agreement.
The nature, extent and quality of the services to be provided to the Portfolio under the AllianceBernstein Agreement. The Board considered the depth and quality of the investment management process of AllianceBernstein, including the experience and capabilities of its senior management, investment and other personnel, and the overall financial strength and stability of AllianceBernstein. The Board considered the sub-investment advisory services proposed to be provided by AllianceBernstein to the Portfolio and the allocation of responsibilities among GIM and AllianceBernstein. The Board also considered information about the experience and qualifications of AllianceBernstein’s investment personnel responsible for providing services under the AllianceBernstein Agreement. The Board reviewed the nature and quality of AllianceBernstein’s investment management, trading, risk management, compliance capabilities and resources, research capabilities and the experience and capabilities of its portfolio management personnel, and the overall financial strength of the organization. The Board considered the report of the Fund’s Chief Compliance Officer regarding her review of AllianceBernstein’s compliance policies and procedures. The Board also
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The Glenmede Portfolios

(Unaudited) — (Concluded)
considered the services that would be rendered by AllianceBernstein and evaluated the compensation to be paid to AllianceBernstein by GIM for those services. The Board noted that the services that AllianceBernstein would furnish to the Portfolio appeared to be comparable to the services that AllianceBernstein currently provides to its other advisory clients having similar investment strategies. After reviewing these and related factors, the Board concluded that AllianceBernstein has the capabilities, resources and personnel necessary to sub-advise the Portfolio and GIM has the capabilities, resources and personnel necessary to oversee AllianceBernstein as the sub-advisor to the Portfolio.
Performance. Since the Portfolio had not yet utilized AllianceBernstein’s sub-investment advisory services, the Board could not consider AllianceBernstein’s investment performance in managing the Portfolio as a factor in evaluating the AllianceBernstein Agreement. However, the Board reviewed AllianceBernstein’s historical performance record managing a similar municipal bond strategy that it would employ for the Portfolio as compared to a relevant index and concluded that AllianceBernstein’s historical performance record, viewed together with the other factors considered by the Directors, supported a decision to approve the AllianceBernstein Agreement.
Fees and Expenses. The Directors also considered comparisons of the fees that will be paid to AllianceBernstein by GIM in light of the fees that were charged by AllianceBernstein to its other advisory clients. The Directors also considered that the fees agreed to by AllianceBernstein were the result of an arm’s length bargain negotiated by GIM and that GIM believes such fees are fair and reasonable.
Economies of Scale. The Directors discussed the growth and profitability projections provided by AllianceBernstein. The Directors concluded that it would continue to assess economies of scale as the Portfolio grew, noting that given the Portfolio’s size, the absence of breakpoints was reasonable at this time.
Conclusion. Having requested and received such information from AllianceBernstein as the Board believed to be reasonably necessary to evaluate the terms of the AllianceBernstein Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Directors voting separately, concluded that entering into the AllianceBernstein Agreement would be reasonable and fair to the Portfolio and its shareholders.
Effective May 9, 2022, Glenmede Trust, as the record holder of a majority of the Portfolio’s outstanding voting securities as of March 28, 2022, approved the AllianceBernstein Agreement by written consent.
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The Glenmede Fund, Inc. and The Glenmede Portfolios
Investment Advisor
Glenmede Investment Management LP
One Liberty Place
1650 Market Street, Suite 1200
Philadelphia, Pennsylvania 19103
Administrator
State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111
Custodian
State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111
Legal Counsel
Faegre Drinker Biddle & Reath LLP
One Logan Square
Suite 2000
Philadelphia, Pennsylvania 19103-6996
Distributor
Quasar Distributors, LLC
111 E Kilbourn Ave, Suite 2200
Milwaukee, Wisconsin 53202
Independent Auditors
PricewaterhouseCoopers LLP
2 Commerce Square, Suite #1800
2001 Market Street
Philadelphia, Pennsylvania 19103
Investment Sub-Advisor
(for High Yield Municipal Portfolio)
AllianceBernstein L.P.
501 Commerce Street
Nashville, TN 37203

The report is submitted for the general information of the shareholders of The Glenmede Fund, Inc. and The Glenmede Portfolios. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for the Funds, which contain information concerning the Fund’s investment policies and expenses as well as other pertinent information.

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of this form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Directors.

Item 11. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective based on the evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))), that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable.

(b) Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant, as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certifications pursuant to Section  906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350), are attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	THE GLENMEDE FUND, INC.

By	(Signature and Title)	/s/ Kent E. Weaver
Kent E. Weaver President (Principal Executive Officer)
Date	June 23, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	(Signature and Title)	/s/ Kent E. Weaver
Kent E. Weaver President (Principal Executive Officer)
Date	June 23, 2022

/s/ Christopher E. McGuire
Christopher E. McGuire Treasurer (Principal Financial Officer)
Date	June 23, 2022